UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Brendan Hamill, Secretary

Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024 - October 31, 2025

Item 1. Reports to Stockholders.

(a)	Report of Shareholders.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Shares	FINANCIAL INVESTORS TRUST
JCRAX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRAX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$135	1.23%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | CoreCommodity Management Complete Commodities® Strategy Fund Investor Class shares, net of fees, returned 19.24% at net asset value (NAV) for the 12 months ending October 31, 2025. The Fund outperformed the Bloomberg Commodity Total Return Index (the "BCOM") by 5.09% over the period.

Top Contributors to relative performance:

  An allocation to energy, agriculture, industrial metals and precious metals equities was beneficial

  Deferred positioning in natural gas was beneficial

  The inclusion of cocoa in the portfolio was beneficial

Detractors from relative performance:

  The inclusion of livestock equities detracted

  An underweight to gold detracted

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Investor - NAV	19.24%	14.41%	5.89%
Morningstar Global Markets Index#	21.89%	14.15%	10.98%
Bloomberg Commodity Total Return Index	14.15%	11.86%	4.31%
FTSE / CoreCommodity CRB TR Index	12.81%	19.64%	6.75%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$995,144,108
Number of Portfolio Holdings	74
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,077,452

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/jcrix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-JCRAX-103125

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A	FINANCIAL INVESTORS TRUST
JCCSX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCCSX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$127	1.16%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | CoreCommodity Management Complete Commodities® Strategy Fund Class A shares, net of fees, returned 19.30% at net asset value (NAV) for the 12 months ending October 31, 2025. The Fund outperformed the Bloomberg Commodity Total Return Index (the "BCOM") by 5.15% over the period.

Top Contributors to relative performance:

  An allocation to energy, agriculture, industrial metals and precious metals equities was beneficial

  Deferred positioning in natural gas was beneficial

  The inclusion of cocoa in the portfolio was beneficial

Detractors from relative performance:

  The inclusion of livestock equities detracted

  An underweight to gold detracted

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - A - NAV**	19.30%	14.46%	5.94%
ALPS | CoreCommodity Fund - A - Maximum deferred sales charge*^	12.68%	13.19%	5.33%
Morningstar Global Markets Index#	21.89%	14.15%	10.98%
Bloomberg Commodity Total Return Index	14.15%	11.86%	4.31%
FTSE / CoreCommodity CRB TR Index	12.81%	19.64%	6.75%
#	This index represents a broad measure of market performance.
*	Includes the Fund's maximum sales charge of 3.25%.
**	Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund's Investor shares, calculated using the fees and expenses of Class A shares.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$995,144,108
Number of Portfolio Holdings	74
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,077,452

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/jcrix or upon request at 866-759-5679.

Fee Change: The maximum sales charge (load) imposed on purchases was reduced from 5.50% to 3.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/jcrix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-JCCSX-103125

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C	FINANCIAL INVESTORS TRUST
JCRCX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRCX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$208	1.90%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | CoreCommodity Management Complete Commodities® Strategy Fund Class C shares, net of fees, returned 18.43% at net asset value (NAV) for the 12 months ending October 31, 2025. The Fund outperformed the Bloomberg Commodity Total Return Index (the "BCOM") by 4.28% over the period.

Top Contributors to relative performance:

  An allocation to energy, agriculture, industrial metals and precious metals equities was beneficial

  Deferred positioning in natural gas was beneficial

  The inclusion of cocoa in the portfolio was beneficial

Detractors from relative performance:

  The inclusion of livestock equities detracted

  An underweight to gold detracted

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - C - NAV	18.43%	13.65%	5.20%
ALPS | CoreCommodity Fund - C - Maximum deferred sales charge^^	17.43%	13.65%	5.20%
Morningstar Global Markets Index#	21.89%	14.15%	10.98%
Bloomberg Commodity Total Return Index	14.15%	11.86%	4.31%
FTSE / CoreCommodity CRB TR Index	12.81%	19.64%	6.75%
#	This index represents a broad measure of market performance.
^^	Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$995,144,108
Number of Portfolio Holdings	74
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,077,452

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/jcrix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-JCRCX-103125

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I	FINANCIAL INVESTORS TRUST
JCRIX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the "Fund" or "JCRIX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/jcrix. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$110	1.00%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | CoreCommodity Management Complete Commodities® Strategy Fund Class I shares, net of fees, returned 19.41% at net asset value (NAV) for the 12 months ending October 31, 2025. The Fund outperformed the Bloomberg Commodity Total Return Index (the "BCOM") by 5.26% over the period.

Top Contributors to relative performance:

  An allocation to energy, agriculture, industrial metals and precious metals equities was beneficial

  Deferred positioning in natural gas was beneficial

  The inclusion of cocoa in the portfolio was beneficial

Detractors from relative performance:

  The inclusion of livestock equities detracted

  An underweight to gold detracted

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS | CoreCommodity Fund - Class I - NAV	19.41%	14.66%	6.13%
Morningstar Global Markets Index#	21.89%	14.15%	10.98%
Bloomberg Commodity Total Return Index	14.15%	11.86%	4.31%
FTSE / CoreCommodity CRB TR Index	12.81%	19.64%	6.75%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$995,144,108
Number of Portfolio Holdings	74
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$7,077,452

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**^

*	Less than 0.005%.
**	As a percentage of net assets.
^	Derivatives are not reflected in amounts reported.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/jcrix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-JCRIX-103125

Kotak India Equity Fund - Investor Shares	FINANCIAL INVESTORS TRUST
INDAX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INDAX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$122	1.22%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the Kotak India Equity Fund Investor Class shares delivered no incremental gains or loss. The Fund outperformed the MSCI India Index (Net Total Return), which was down 1.18%.

  Emerging markets maintained stronger momentum, and inflation continued to decline globally, including in India. Indian markets however underperformed global and emerging markets over the fiscal year as there were some worries on macro issues, tight monetary policy and weaker than trend earnings. In addition, there were significant issues that have persisted with respect to the U.S. - India tariffs. All these issues impacted the Fund's performance during the year.

  Top 5 additions in terms of size in the Fund: Bajaj Finance, Mahindra & Mahindra, Max Financial Services, Shriram Finance and Poonawalla Fincorp

  Top 5 exits in terms of size in the Fund: IndusInd Bank, Nestle India, Larsen & Toubro, Carborundum Universal and Sobha

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in the Consumer Discretionary and Health Care sectors

Top detractors from relative performance

  Underweight in the Materials and Financials sectors

There were notable reductions in the Fund's Consumer Staples, Utilities and Energy and an increase in Consumer Services, Industrials and Healthcare holdings during the fiscal year.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - Investor - NAV	0.00%	11.36%	8.45%
MSCI India Index (Net Total Return)#	-1.18%	13.82%	9.39%
Morningstar India Index	-0.92%	15.81%	10.77%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$394,943,583
Number of Portfolio Holdings	40
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,046,692

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	7.73%
Reliance Industries, Ltd.	7.06%
HDFC Bank, Ltd.	6.85%
Bharti Airtel, Ltd.	4.87%
Cognizant Technology Solutions Corp.	3.99%
Eternal, Ltd.	3.95%
Bajaj Finance, Ltd.	3.85%
InterGlobe Aviation, Ltd.	3.53%
Max Healthcare Institute, Ltd.	3.48%
Tech Mahindra, Ltd.	3.32%
Total % of Top 10 Holdings	48.63%
Sector Allocation**

Financials	28.49%
Consumer Discretionary	17.37%
Industrials	11.96%
Information Technology	9.45%
Communication Services	8.18%
Health Care	8.07%
Energy	7.06%
Materials	5.58%
Consumer Staples	2.48%
Real Estate	1.97%
Cash, Cash Equivalents, & Other Net Assets	-0.61%

**	As a percentage of net assets.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/indix or upon request at 866-759-5679.

Change to Fund Name: ALPS | Kotak India ESG Fund changed its name to Kotak India Equity Fund.

Change to Investment Strategies: The Fund's principal investment strategies were revised to reflect the removal of certain ESG-related disclosures.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-INDAX-103125

Kotak India Equity Fund - Class A	FINANCIAL INVESTORS TRUST
INAAX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INAAX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$119	1.19%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the Kotak India Equity Fund Class A shares returned 0.05%. The Fund outperformed the MSCI India Index (Net Total Return), which was down 1.18%.

  Emerging markets maintained stronger momentum, and inflation continued to decline globally, including in India. Indian markets however underperformed global and emerging markets over the fiscal year as there were some worries on macro issues, tight monetary policy and weaker than trend earnings. In addition, there were significant issues that have persisted with respect to the U.S. - India tariffs. All these issues impacted the Fund's performance during the year.

  Top 5 additions in terms of size in the Fund: Bajaj Finance, Mahindra & Mahindra, Max Financial Services, Shriram Finance and Poonawalla Fincorp

  Top 5 exits in terms of size in the Fund: IndusInd Bank, Nestle India, Larsen & Toubro, Carborundum Universal and Sobha

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in the Consumer Discretionary and Health Care sectors

Top detractors from relative performance

  Underweight in the Materials and Financials sectors

There were notable reductions in the Fund's Consumer Staples, Utilities and Energy and an increase in Consumer Services, Industrials and Healthcare holdings during the fiscal year.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - A - NAV**	0.05%	11.46%	8.44%
Kotak India Equity Fund - A - Maximum deferred sales charge*^	-5.43%	10.22%	7.83%
MSCI India Index (Net Total Return)#	-1.18%	13.82%	9.39%
Morningstar India Index	-0.92%	15.81%	10.77%
#	This index represents a broad measure of market performance.
*	Includes the Fund's maximum sales charge of 3.25%.
**	Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund's Investor shares, calculated using the fees and expenses of Class A shares.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$394,943,583
Number of Portfolio Holdings	40
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,046,692

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	7.73%
Reliance Industries, Ltd.	7.06%
HDFC Bank, Ltd.	6.85%
Bharti Airtel, Ltd.	4.87%
Cognizant Technology Solutions Corp.	3.99%
Eternal, Ltd.	3.95%
Bajaj Finance, Ltd.	3.85%
InterGlobe Aviation, Ltd.	3.53%
Max Healthcare Institute, Ltd.	3.48%
Tech Mahindra, Ltd.	3.32%
Total % of Top 10 Holdings	48.63%
Sector Allocation**

Financials	28.49%
Consumer Discretionary	17.37%
Industrials	11.96%
Information Technology	9.45%
Communication Services	8.18%
Health Care	8.07%
Energy	7.06%
Materials	5.58%
Consumer Staples	2.48%
Real Estate	1.97%
Cash, Cash Equivalents, & Other Net Assets	-0.61%

**	As a percentage of net assets.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/indix or upon request at 866-759-5679.

Change to Fund Name: ALPS | Kotak India ESG Fund changed its name to Kotak India Equity Fund.

Change to Investment Strategies: The Fund's principal investment strategies were revised to reflect the removal of certain ESG-related disclosures.

Fee Changes: The maximum sales charge (load) imposed on purchases was reduced from 5.50% to 3.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-INAAX-103125

Kotak India Equity Fund - Class C	FINANCIAL INVESTORS TRUST
INFCX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INFCX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$196	1.97%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the Kotak India Equity Fund Class C shares decreased by 0.73%. The Fund outperformed the MSCI India Index (Net Total Return), which was down 1.18%.

  Emerging markets maintained stronger momentum, and inflation continued to decline globally, including in India. Indian markets however underperformed global and emerging markets over the fiscal year as there were some worries on macro issues, tight monetary policy and weaker than trend earnings. In addition, there were significant issues that have persisted with respect to the U.S. - India tariffs. All these issues impacted the Fund's performance during the year.

  Top 5 additions in terms of size in the Fund: Bajaj Finance, Mahindra & Mahindra, Max Financial Services, Shriram Finance and Poonawalla Fincorp

  Top 5 exits in terms of size in the Fund: IndusInd Bank, Nestle India, Larsen & Toubro, Carborundum Universal and Sobha

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in the Consumer Discretionary and Health Care sectors

Top detractors from relative performance

  Underweight in the Materials and Financials sectors

There were notable reductions in the Fund's Consumer Staples, Utilities and Energy and an increase in Consumer Services, Industrials and Healthcare holdings during the fiscal year.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - C - NAV	-0.73%	10.58%	7.63%
Kotak India Equity Fund - C - Maximum deferred sales charge##	-1.57%	10.58%	7.63%
MSCI India Index (Net Total Return)#	-1.18%	13.82%	9.39%
Morningstar India Index	-0.92%	15.81%	10.77%
#	This index represents a broad measure of market performance.
##	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$394,943,583
Number of Portfolio Holdings	40
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,046,692

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	7.73%
Reliance Industries, Ltd.	7.06%
HDFC Bank, Ltd.	6.85%
Bharti Airtel, Ltd.	4.87%
Cognizant Technology Solutions Corp.	3.99%
Eternal, Ltd.	3.95%
Bajaj Finance, Ltd.	3.85%
InterGlobe Aviation, Ltd.	3.53%
Max Healthcare Institute, Ltd.	3.48%
Tech Mahindra, Ltd.	3.32%
Total % of Top 10 Holdings	48.63%
Sector Allocation**

Financials	28.49%
Consumer Discretionary	17.37%
Industrials	11.96%
Information Technology	9.45%
Communication Services	8.18%
Health Care	8.07%
Energy	7.06%
Materials	5.58%
Consumer Staples	2.48%
Real Estate	1.97%
Cash, Cash Equivalents, & Other Net Assets	-0.61%

**	As a percentage of net assets.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/indix or upon request at 866-759-5679.

Change to Fund Name: ALPS | Kotak India ESG Fund changed its name to Kotak India Equity Fund.

Change to Investment Strategies: The Fund's principal investment strategies were revised to reflect the removal of certain ESG-related disclosures.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-INFCX-103125

Kotak India Equity Fund - Class I	FINANCIAL INVESTORS TRUST
INDIX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INDIX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$93	0.93%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the Kotak India Equity Fund Class I shares returned 0.28%. The Fund outperformed the MSCI India Index (Net Total Return), which was down 1.18%.

  Emerging markets maintained stronger momentum, and inflation continued to decline globally, including in India. Indian markets however underperformed global and emerging markets over the fiscal year as there were some worries on macro issues, tight monetary policy and weaker than trend earnings. In addition, there were significant issues that have persisted with respect to the U.S. - India tariffs. All these issues impacted the Fund's performance during the year.

  Top 5 additions in terms of size in the Fund: Bajaj Finance, Mahindra & Mahindra, Max Financial Services, Shriram Finance and Poonawalla Fincorp

  Top 5 exits in terms of size in the Fund: IndusInd Bank, Nestle India, Larsen & Toubro, Carborundum Universal and Sobha

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in the Consumer Discretionary and Health Care sectors

Top detractors from relative performance

  Underweight in the Materials and Financials sectors

There were notable reductions in the Fund's Consumer Staples, Utilities and Energy and an increase in Consumer Services, Industrials and Healthcare holdings during the fiscal year.

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - I - NAV	0.28%	11.71%	8.72%
MSCI India Index (Net Total Return)#	-1.18%	13.82%	9.39%
Morningstar India Index	-0.92%	15.81%	10.77%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$394,943,583
Number of Portfolio Holdings	40
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,046,692

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	7.73%
Reliance Industries, Ltd.	7.06%
HDFC Bank, Ltd.	6.85%
Bharti Airtel, Ltd.	4.87%
Cognizant Technology Solutions Corp.	3.99%
Eternal, Ltd.	3.95%
Bajaj Finance, Ltd.	3.85%
InterGlobe Aviation, Ltd.	3.53%
Max Healthcare Institute, Ltd.	3.48%
Tech Mahindra, Ltd.	3.32%
Total % of Top 10 Holdings	48.63%
Sector Allocation**

Financials	28.49%
Consumer Discretionary	17.37%
Industrials	11.96%
Information Technology	9.45%
Communication Services	8.18%
Health Care	8.07%
Energy	7.06%
Materials	5.58%
Consumer Staples	2.48%
Real Estate	1.97%
Cash, Cash Equivalents, & Other Net Assets	-0.61%

**	As a percentage of net assets.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/indix or upon request at 866-759-5679.

Change to Fund Name: ALPS | Kotak India ESG Fund changed its name to Kotak India Equity Fund.

Change to Investment Strategies: The Fund's principal investment strategies were revised to reflect the removal of certain ESG-related disclosures.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-INDIX-103125

Kotak India Equity Fund - Class II	FINANCIAL INVESTORS TRUST
INDSX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund) (the "Fund" or "INDSX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/indix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$75	0.75%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the Kotak India Equity Fund Class II shares returned 0.47%. The Fund outperformed the MSCI India Index (Net Total Return), which was down 1.18%.

  Emerging markets maintained stronger momentum, and inflation continued to decline globally, including in India. Indian markets however underperformed global and emerging markets over the fiscal year as there were some worries on macro issues, tight monetary policy and weaker than trend earnings. In addition, there were significant issues that have persisted with respect to the U.S. - India tariffs. All these issues impacted the Fund's performance during the year.

  Top 5 additions in terms of size in the Fund: Bajaj Finance, Mahindra & Mahindra, Max Financial Services, Shriram Finance and Poonawalla Fincorp

  Top 5 exits in terms of size in the Fund: IndusInd Bank, Nestle India, Larsen & Toubro, Carborundum Universal and Sobha

What contributed and detracted to/from performance?

Top contributors to relative performance

  Overweight in the Consumer Discretionary and Health Care sectors

Top detractors from relative performance

  Underweight in the Materials and Financials sectors

There were notable reductions in the Fund's Consumer Staples, Utilities and Energy and an increase in Consumer Services, Industrials and Healthcare holdings during the fiscal year.

Comparison of change in value of a $10,000,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
Kotak India Equity Fund - II - NAV^^	0.47%	11.96%	8.87%
MSCI India Index (Net Total Return)#	-1.18%	13.82%	9.39%
Morningstar India Index	-0.92%	15.81%	10.77%
#	This index represents a broad measure of market performance.
^^	Performance shown for Class II shares prior to December 19, 2019 reflects the historical performance of the Fund's Class I shares, calculated using the fees and expenses of Class II shares.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$394,943,583
Number of Portfolio Holdings	40
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,046,692

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

ICICI Bank, Ltd.	7.73%
Reliance Industries, Ltd.	7.06%
HDFC Bank, Ltd.	6.85%
Bharti Airtel, Ltd.	4.87%
Cognizant Technology Solutions Corp.	3.99%
Eternal, Ltd.	3.95%
Bajaj Finance, Ltd.	3.85%
InterGlobe Aviation, Ltd.	3.53%
Max Healthcare Institute, Ltd.	3.48%
Tech Mahindra, Ltd.	3.32%
Total % of Top 10 Holdings	48.63%
Sector Allocation**

Financials	28.49%
Consumer Discretionary	17.37%
Industrials	11.96%
Information Technology	9.45%
Communication Services	8.18%
Health Care	8.07%
Energy	7.06%
Materials	5.58%
Consumer Staples	2.48%
Real Estate	1.97%
Cash, Cash Equivalents, & Other Net Assets	-0.61%

**	As a percentage of net assets.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/indix or upon request at 866-759-5679.

Change to Fund Name: ALPS | Kotak India ESG Fund changed its name to Kotak India Equity Fund.

Change to Investment Strategies: The Fund's principal investment strategies were revised to reflect the removal of certain ESG-related disclosures.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/indix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-INDSX-103125

ALPS Global Opportunity Fund - Investor Shares	FINANCIAL INVESTORS TRUST
LPEFX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPEFX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$152	1.51%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the ALPS Global Opportunity Fund Investor Class shares returned 1.24%. The Fund underperformed the Morningstar Developed Markets Index-net of fees, which was up 21.51%.

Top contributors to performance included:

  Petershill Partners PLC after its announced delisting by Goldman Sachs.

  3i Group PLC from success of its investment in discount retailer, Action Holding BV.

  Under exposure to the healthcare sector.

Top detractors from performance included:

  Lack of exposure to large technology companies with Artificial Intelligence (AI) exposure.

  Following a surge in 2024 from their inclusion in various indexes, alternative asset managers such as Blackstone, KKR, and Apollo declined during the period.

  The alleged fraud by the CEO of Lugano, one of Compass Diversified Holdings' underlying investments.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Investor - NAV	1.24%	10.03%	8.81%
Morningstar Developed Markets Index#	21.51%	14.98%	11.39%
Red Rocks Global Listed Private Equity Index	5.73%	12.14%	9.42%
Morningstar Global Markets Mid Cap Index^^	14.54%	11.20%	9.14%
#	This index represents a broad measure of market performance.
^^	Effective September 15, 2025, the Morningstar Global Markets Mid Cap Index replaced the Red Rocks Global Listed Private Equity Index as the Fund's additional benchmark. The Adviser made this recommendation to the Board because the Morningstar Global Markets Mid Cap Index is representative of the Fund's holdings.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$53,059,184
Number of Portfolio Holdings	49
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$490,237

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

3i Group PLC	5.83%
KKR & Co., Inc.	4.34%
Partners Group Holding AG	4.33%
Ares Management LP	4.29%
HgCapital Trust PLC	4.27%
Berkshire Hathaway, Inc.	3.80%
Blackstone, Inc.	3.70%
Brederode SA	3.50%
Apollo Global Management, Inc.	3.50%
ICG PLC	3.01%
Total % of Top 10 Holdings	40.57%
Sector Allocation**

Financials	72.47%
Technology	10.01%
Industrials	7.83%
Communications	4.52%
Consumer Discretionary	1.91%
Consumer Staples	1.52%
Cash, Cash Equivalents, & Other Net Assets	1.74%

**	As a percentage of net assets.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/lpeix or upon request at 866-759-5679.

Change to Fund Principal Investment Strategies: The Fund's policy that, to achieve its investment objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies ("Listed Private Equity Companies") and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies is replaced with the following policy:

To achieve its objective, the Fund will invest in (i) equity securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes. The Fund's strategy of investing in equity securities will be pursued by investing in common stocks, preferred shares, and investment trusts.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-LPEFX-103125

ALPS Global Opportunity Fund - Class A	FINANCIAL INVESTORS TRUST
LPFAX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPFAX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$150	1.49%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the ALPS Global Opportunity Fund Class A shares returned 1.24%. The Fund underperformed the Morningstar Developed Markets Index-net of fees, which was up 21.51%.

Top contributors to performance included:

  Petershill Partners PLC after its announced delisting by Goldman Sachs.

  3i Group PLC from success of its investment in discount retailer, Action Holding BV.

  Under exposure to the healthcare sector.

Top detractors from performance included:

  Lack of exposure to large technology companies with Artificial Intelligence (AI) exposure.

  Following a surge in 2024 from their inclusion in various indexes, alternative asset managers such as Blackstone, KKR, and Apollo declined during the period.

  The alleged fraud by the CEO of Lugano, one of Compass Diversified Holdings' underlying investments.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - A - NAV**	1.24%	9.99%	8.80%
ALPS Global Opportunity Fund - A - Maximum deferred sales charge*^	-4.29%	8.73%	8.20%
Morningstar Developed Markets Index#	21.51%	14.98%	11.39%
Red Rocks Global Listed Private Equity Index	5.73%	12.14%	9.42%
Morningstar Global Markets Mid Cap Index^^	14.54%	11.20%	9.14%
#	This index represents a broad measure of market performance.
*	Includes the Fund's maximum sales charge of 3.25%.
**	Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund's Investor shares, calculated using the fees and expenses of Class A shares.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months.
^^	Effective September 15, 2025, the Morningstar Global Markets Mid Cap Index replaced the Red Rocks Global Listed Private Equity Index as the Fund's additional benchmark. The Adviser made this recommendation to the Board because the Morningstar Global Markets Mid Cap Index is representative of the Fund's holdings.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$53,059,184
Number of Portfolio Holdings	49
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$490,237

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

3i Group PLC	5.83%
KKR & Co., Inc.	4.34%
Partners Group Holding AG	4.33%
Ares Management LP	4.29%
HgCapital Trust PLC	4.27%
Berkshire Hathaway, Inc.	3.80%
Blackstone, Inc.	3.70%
Brederode SA	3.50%
Apollo Global Management, Inc.	3.50%
ICG PLC	3.01%
Total % of Top 10 Holdings	40.57%
Sector Allocation**

Financials	72.47%
Technology	10.01%
Industrials	7.83%
Communications	4.52%
Consumer Discretionary	1.91%
Consumer Staples	1.52%
Cash, Cash Equivalents, & Other Net Assets	1.74%

**	As a percentage of net assets.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/lpeix or upon request at 866-759-5679.

Change to Fund Principal Investment Strategies: The Fund's policy that, to achieve its investment objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies ("Listed Private Equity Companies") and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies is replaced with the following policy:

To achieve its objective, the Fund will invest in (i) equity securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes. The Fund's strategy of investing in equity securities will be pursued by investing in common stocks, preferred shares, and investment trusts.

Fee Change: The maximum sales charge (load) imposed on purchases was reduced from 5.50% to 3.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-LPFAX-103125

ALPS Global Opportunity Fund - Class C	FINANCIAL INVESTORS TRUST
LPFCX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPFCX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$225	2.25%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the ALPS Global Opportunity Fund Class C shares returned 0.41%. The Fund underperformed the Morningstar Developed Markets Index-net of fees, which was up 21.51%.

Top contributors to performance included:

  Petershill Partners PLC after its announced delisting by Goldman Sachs.

  3i Group PLC from success of its investment in discount retailer, Action Holding BV.

  Under exposure to the healthcare sector.

Top detractors from performance included:

  Lack of exposure to large technology companies with Artificial Intelligence (AI) exposure.

  Following a surge in 2024 from their inclusion in various indexes, alternative asset managers such as Blackstone, KKR, and Apollo declined during the period.

  The alleged fraud by the CEO of Lugano, one of Compass Diversified Holdings' underlying investments.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - C - NAV	0.41%	9.23%	8.01%
ALPS Global Opportunity Fund - C - Maximum deferred sales charge***	-0.44%	9.23%	8.01%
Morningstar Developed Markets Index#	21.51%	14.98%	11.39%
Red Rocks Global Listed Private Equity Index	5.73%	12.14%	9.42%
Morningstar Global Markets Mid Cap Index^^	14.54%	11.20%	9.14%
#	This index represents a broad measure of market performance.
^^	Effective September 15, 2025, the Morningstar Global Markets Mid Cap Index replaced the Red Rocks Global Listed Private Equity Index as the Fund's additional benchmark. The Adviser made this recommendation to the Board because the Morningstar Global Markets Mid Cap Index is representative of the Fund's holdings.
***	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$53,059,184
Number of Portfolio Holdings	49
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$490,237

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

3i Group PLC	5.83%
KKR & Co., Inc.	4.34%
Partners Group Holding AG	4.33%
Ares Management LP	4.29%
HgCapital Trust PLC	4.27%
Berkshire Hathaway, Inc.	3.80%
Blackstone, Inc.	3.70%
Brederode SA	3.50%
Apollo Global Management, Inc.	3.50%
ICG PLC	3.01%
Total % of Top 10 Holdings	40.57%
Sector Allocation**

Financials	72.47%
Technology	10.01%
Industrials	7.83%
Communications	4.52%
Consumer Discretionary	1.91%
Consumer Staples	1.52%
Cash, Cash Equivalents, & Other Net Assets	1.74%

**	As a percentage of net assets.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/lpeix or upon request at 866-759-5679.

Change to Fund Principal Investment Strategies: The Fund's policy that, to achieve its investment objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies ("Listed Private Equity Companies") and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies is replaced with the following policy:

To achieve its objective, the Fund will invest in (i) equity securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes. The Fund's strategy of investing in equity securities will be pursued by investing in common stocks, preferred shares, and investment trusts.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-LPFCX-103125

ALPS Global Opportunity Fund - Class I	FINANCIAL INVESTORS TRUST
LPEIX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPEIX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$126	1.25%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the ALPS Global Opportunity Fund Class I shares returned 1.39%. The Fund underperformed the Morningstar Developed Markets Index-net of fees, which was up 21.51%.

Top contributors to performance included:

  Petershill Partners PLC after its announced delisting by Goldman Sachs.

  3i Group PLC from success of its investment in discount retailer, Action Holding BV.

  Under exposure to the healthcare sector.

Top detractors from performance included:

  Lack of exposure to large technology companies with Artificial Intelligence (AI) exposure.

  Following a surge in 2024 from their inclusion in various indexes, alternative asset managers such as Blackstone, KKR, and Apollo declined during the period.

  The alleged fraud by the CEO of Lugano, one of Compass Diversified Holdings' underlying investments.

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Institutional - NAV	1.39%	10.30%	9.09%
Morningstar Developed Markets Index#	21.51%	14.98%	11.39%
Red Rocks Global Listed Private Equity Index	5.73%	12.14%	9.42%
Morningstar Global Markets Mid Cap Index^^	14.54%	11.20%	9.14%
#	This index represents a broad measure of market performance.
^^	Effective September 15, 2025, the Morningstar Global Markets Mid Cap Index replaced the Red Rocks Global Listed Private Equity Index as the Fund's additional benchmark. The Adviser made this recommendation to the Board because the Morningstar Global Markets Mid Cap Index is representative of the Fund's holdings.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$53,059,184
Number of Portfolio Holdings	49
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$490,237

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

3i Group PLC	5.83%
KKR & Co., Inc.	4.34%
Partners Group Holding AG	4.33%
Ares Management LP	4.29%
HgCapital Trust PLC	4.27%
Berkshire Hathaway, Inc.	3.80%
Blackstone, Inc.	3.70%
Brederode SA	3.50%
Apollo Global Management, Inc.	3.50%
ICG PLC	3.01%
Total % of Top 10 Holdings	40.57%
Sector Allocation**

Financials	72.47%
Technology	10.01%
Industrials	7.83%
Communications	4.52%
Consumer Discretionary	1.91%
Consumer Staples	1.52%
Cash, Cash Equivalents, & Other Net Assets	1.74%

**	As a percentage of net assets.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/lpeix or upon request at 866-759-5679.

Change to Fund Principal Investment Strategies: The Fund's policy that, to achieve its investment objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies ("Listed Private Equity Companies") and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies is replaced with the following policy:

To achieve its objective, the Fund will invest in (i) equity securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes. The Fund's strategy of investing in equity securities will be pursued by investing in common stocks, preferred shares, and investment trusts.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-LPEIX-103125

ALPS Global Opportunity Fund - Class R	FINANCIAL INVESTORS TRUST
LPERX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS Global Opportunity Fund (the "Fund" or "LPERX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/lpeix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R	$175	1.74%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended October 31, 2025, the ALPS Global Opportunity Fund Class R shares returned 0.94%. The Fund underperformed the Morningstar Developed Markets Index-net of fees, which was up 21.51%.

Top contributors to performance included:

  Petershill Partners PLC after its announced delisting by Goldman Sachs.

  3i Group PLC from success of its investment in discount retailer, Action Holding BV.

  Under exposure to the healthcare sector.

Top detractors from performance included:

  Lack of exposure to large technology companies with Artificial Intelligence (AI) exposure.

  Following a surge in 2024 from their inclusion in various indexes, alternative asset managers such as Blackstone, KKR, and Apollo declined during the period.

  The alleged fraud by the CEO of Lugano, one of Compass Diversified Holdings' underlying investments.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Fund - Retirement - NAV	0.94%	9.79%	8.59%
Morningstar Developed Markets Index#	21.51%	14.98%	11.39%
Red Rocks Global Listed Private Equity Index	5.73%	12.14%	9.42%
Morningstar Global Markets Mid Cap Index^^	14.54%	11.20%	9.14%
#	This index represents a broad measure of market performance.
^^	Effective September 15, 2025, the Morningstar Global Markets Mid Cap Index replaced the Red Rocks Global Listed Private Equity Index as the Fund's additional benchmark. The Adviser made this recommendation to the Board because the Morningstar Global Markets Mid Cap Index is representative of the Fund's holdings.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$53,059,184
Number of Portfolio Holdings	49
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$490,237

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

3i Group PLC	5.83%
KKR & Co., Inc.	4.34%
Partners Group Holding AG	4.33%
Ares Management LP	4.29%
HgCapital Trust PLC	4.27%
Berkshire Hathaway, Inc.	3.80%
Blackstone, Inc.	3.70%
Brederode SA	3.50%
Apollo Global Management, Inc.	3.50%
ICG PLC	3.01%
Total % of Top 10 Holdings	40.57%
Sector Allocation**

Financials	72.47%
Technology	10.01%
Industrials	7.83%
Communications	4.52%
Consumer Discretionary	1.91%
Consumer Staples	1.52%
Cash, Cash Equivalents, & Other Net Assets	1.74%

**	As a percentage of net assets.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/lpeix or upon request at 866-759-5679.

Change to Fund Principal Investment Strategies: The Fund's policy that, to achieve its investment objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies ("Listed Private Equity Companies") and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies is replaced with the following policy:

To achieve its objective, the Fund will invest in (i) equity securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes. The Fund's strategy of investing in equity securities will be pursued by investing in common stocks, preferred shares, and investment trusts.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/lpeix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-LPERX-103125

ALPS Balanced Opportunity Fund - Investor Class	FINANCIAL INVESTORS TRUST
ALIBX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS Balanced Opportunity Fund (the "Fund" or "ALIBX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$68	0.64%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

ALPS Balanced Opportunity Fund returned 12.95% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2025. For the 12 month period the Fund unperformed the blended benchmark of 55% Bloomberg 1000 Index and 45% Bloomberg US Aggregate Bond Index which returned 14.51%.

Top contributors to relative performance:

  Overweight to U.S. equities over the period

  Sector overweight to Utilities and Communication Services sectors

  Stock selection in Consumer Staples, REITs, Financials sectors

Top detractors from relative performance:

  Underweight to Technology stocks and particularly the "Magnificent Seven"

  Fixed Income duration and security selection

  Stock selection in Materials and Health Care sectors

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - Investor - NAV##	12.95%	9.71%	9.20%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	14.51%	9.13%	8.46%
Bloomberg U.S. Aggregate Bond Index#	6.16%	-0.24%	-0.36%
Bloomberg U.S. 1000 TR Index#	21.38%	16.95%	15.76%
#	This index represents a broad measure of market performance.
##	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,957,926
Number of Portfolio Holdings	57
Portfolio Turnover Rate	44%
Total Advisory Fees Paid*	($64,279)

*	Represents reimbursement from the adviser to the Fund.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.
*	represents less than 0.005%.

Holdings are subject to change.

Top Ten Holdings**

ALPS | Smith Core Plus Bond ETF	31.60%
Alphabet, Inc.	3.75%
Amazon.com, Inc.	3.29%
Johnson & Johnson	3.02%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.77%
NVIDIA Corp.	2.76%
Microsoft Corp.	2.57%
Amphenol Corp.	2.29%
Meta Platforms, Inc.	2.21%
Caterpillar, Inc.	1.99%
Total % of Top 10 Holdings	56.25%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/alpbx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-ALIBX-103125

ALPS Balanced Opportunity Fund - Class A	FINANCIAL INVESTORS TRUST
ALABX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS Balanced Opportunity Fund (the "Fund" or "ALABX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$68	0.64%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

ALPS Balanced Opportunity Fund returned 13.03% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2025. For the 12 month period the Fund unperformed the blended benchmark of 55% Bloomberg 1000 Index and 45% Bloomberg US Aggregate Bond Index which returned 14.51%.

Top contributors to relative performance:

  Overweight to U.S. equities over the period

  Sector overweight to Utilities and Communication Services sectors

  Stock selection in Consumer Staples, REITs, Financials sectors

Top detractors from relative performance:

  Underweight to Technology stocks and particularly the "Magnificent Seven"

  Fixed Income duration and security selection

  Stock selection in Materials and Health Care sectors

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - A - NAV##	13.03%	9.71%	9.22%
ALPS Balanced Opportunity Fund - A - Maximum deferred sales charge*^	9.39%	9.00%	8.51%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	14.51%	9.13%	8.46%
Bloomberg U.S. Aggregate Bond Index#	6.16%	-0.24%	-0.36%
Bloomberg U.S. 1000 TR Index#	21.38%	16.95%	15.76%
#	This index represents a broad measure of market performance.
##	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.
*	Includes the Fund's maximum sales charge of 3.25%.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,957,926
Number of Portfolio Holdings	57
Portfolio Turnover Rate	44%
Total Advisory Fees Paid*	($64,279)

*	Represents reimbursement from the adviser to the Fund.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.
*	represents less than 0.005%.

Holdings are subject to change.

Top Ten Holdings**

ALPS | Smith Core Plus Bond ETF	31.60%
Alphabet, Inc.	3.75%
Amazon.com, Inc.	3.29%
Johnson & Johnson	3.02%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.77%
NVIDIA Corp.	2.76%
Microsoft Corp.	2.57%
Amphenol Corp.	2.29%
Meta Platforms, Inc.	2.21%
Caterpillar, Inc.	1.99%
Total % of Top 10 Holdings	56.25%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/alpbx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-ALABX-103125

ALPS Balanced Opportunity Fund - Class C	FINANCIAL INVESTORS TRUST
ALCBX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS Balanced Opportunity Fund (the "Fund" or "ALCBX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$134	1.26%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

ALPS Balanced Opportunity Fund returned 12.27% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2025. For the 12 month period the Fund unperformed the blended benchmark of 55% Bloomberg 1000 Index and 45% Bloomberg US Aggregate Bond Index which returned 14.51%.

Top contributors to relative performance:

  Overweight to U.S. equities over the period

  Sector overweight to Utilities and Communication Services sectors

  Stock selection in Consumer Staples, REITs, Financials sectors

Top detractors from relative performance:

  Underweight to Technology stocks and particularly the "Magnificent Seven"

  Fixed Income duration and security selection

  Stock selection in Materials and Health Care sectors

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - C - NAV##	12.27%	8.87%	8.37%
ALPS Balanced Opportunity Fund - C - Maximum deferred sales charge**	11.27%	8.87%	8.37%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	14.51%	9.13%	8.46%
Bloomberg U.S. Aggregate Bond Index#	6.16%	-0.24%	-0.36%
Bloomberg U.S. 1000 TR Index#	21.38%	16.95%	15.76%
#	This index represents a broad measure of market performance.
##	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.
**	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,957,926
Number of Portfolio Holdings	57
Portfolio Turnover Rate	44%
Total Advisory Fees Paid*	($64,279)

*	Represents reimbursement from the adviser to the Fund.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.
*	represents less than 0.005%.

Holdings are subject to change.

Top Ten Holdings**

ALPS | Smith Core Plus Bond ETF	31.60%
Alphabet, Inc.	3.75%
Amazon.com, Inc.	3.29%
Johnson & Johnson	3.02%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.77%
NVIDIA Corp.	2.76%
Microsoft Corp.	2.57%
Amphenol Corp.	2.29%
Meta Platforms, Inc.	2.21%
Caterpillar, Inc.	1.99%
Total % of Top 10 Holdings	56.25%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/alpbx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-ALCBX-103125

ALPS Balanced Opportunity Fund - Class I	FINANCIAL INVESTORS TRUST
ALPBX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS Balanced Opportunity Fund (the "Fund" or "ALPBX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/alpbx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$70	0.66%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

ALPS Balanced Opportunity Fund returned 12.99% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2025. For the 12 month period the Fund unperformed the blended benchmark of 55% Bloomberg 1000 Index and 45% Bloomberg US Aggregate Bond Index which returned 14.51%.

Top contributors to relative performance:

  Overweight to U.S. equities over the period

  Sector overweight to Utilities and Communication Services sectors

  Stock selection in Consumer Staples, REITs, Financials sectors

Top detractors from relative performance:

  Underweight to Technology stocks and particularly the "Magnificent Seven"

  Fixed Income duration and security selection

  Stock selection in Materials and Health Care sectors

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS Balanced Opportunity Fund - I - NAV##	12.99%	9.87%	9.37%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index	14.51%	9.13%	8.46%
Bloomberg U.S. Aggregate Bond Index#	6.16%	-0.24%	-0.36%
Bloomberg U.S. 1000 TR Index#	21.38%	16.95%	15.76%
#	This index represents a broad measure of market performance.
##	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$12,957,926
Number of Portfolio Holdings	57
Portfolio Turnover Rate	44%
Total Advisory Fees Paid*	($64,279)

*	Represents reimbursement from the adviser to the Fund.

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

**	As a percentage of net assets.
*	represents less than 0.005%.

Holdings are subject to change.

Top Ten Holdings**

ALPS | Smith Core Plus Bond ETF	31.60%
Alphabet, Inc.	3.75%
Amazon.com, Inc.	3.29%
Johnson & Johnson	3.02%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.77%
NVIDIA Corp.	2.76%
Microsoft Corp.	2.57%
Amphenol Corp.	2.29%
Meta Platforms, Inc.	2.21%
Caterpillar, Inc.	1.99%
Total % of Top 10 Holdings	56.25%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/alpbx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-ALPBX-103125

ALPS Asset Allocation Growth & Income - Investor Shares	FINANCIAL INVESTORS TRUST
RLGAX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RLGAX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$50	0.47%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

ALPS Asset Allocation Growth & Income returned 13.41% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2025. For the 12-month period the Fund underperformed the blended index of 60% Morningstar Global Markets Index and 40% Bloomberg US Aggregate Bond Index which returned 15.47%.

Top contributors to relative performance

  Timing of the increase in the Fund's international and total equity weightings following the April market correction

  Industry selection, specifically selection in cyclical international companies and domestic growth companies

  A higher total equity weight in the Fund's portfolio

Top detractors from relative performance

  An underweight to international equities

  Fixed income selections

  Allocation to cash

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - Investor - NAV	13.41%	9.03%	6.67%
Morningstar Global Markets Index#	21.89%	14.15%	10.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	15.47%	8.35%	7.49%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$76,422,361
Number of Portfolio Holdings	15
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$0

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	18.93%
ALPS Active Equity Opportunity ETF	14.36%
iShares Core MSCI International Developed Markets ETF	9.88%
Riverfront Strategic Income Fund	9.00%
Vanguard® Total Stock Market ETF	7.44%
iShares® Core S&P 500® ETF	6.88%
ALPS Electrification Infrastructure ETF	6.18%
iShares Core U.S. Aggregate Bond ETF	5.95%
ALPS International Sector Dividend Dogs ETF	4.72%
Vanguard Mortgage-Backed Securities ETF	4.24%
Total % of Top 10 Holdings	87.58%

**	As a percentage of net assets.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/rliix or upon request at 866-759-5679.

Change to Fund Name: RiverFront Asset Allocation Growth & Income changed its name to ALPS Asset Allocation Growth & Income.

Termination of Sub-Adviser: Riverfront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Fee Change: The unitary administration fee changed from 0.25% to 0.20% of average daily net assets.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/rliix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-RLGAX-103125

ALPS Asset Allocation Growth & Income - Class A	FINANCIAL INVESTORS TRUST
RAGIX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RAGIX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$50	0.47%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

ALPS Asset Allocation Growth & Income returned 13.43% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2025. For the 12-month period the Fund underperformed the blended index of 60% Morningstar Global Markets Index and 40% Bloomberg US Aggregate Bond Index which returned 15.47%.

Top contributors to relative performance

  Timing of the increase in the Fund's international and total equity weightings following the April market correction

  Industry selection, specifically selection in cyclical international companies and domestic growth companies

  A higher total equity weight in the Fund's portfolio

Top detractors from relative performance

  An underweight to international equities

  Fixed income selections

  Allocation to cash

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - A - NAV**	13.43%	9.03%	6.67%
ALPS Asset Allocation Growth & Income - A - Maximum deferred sales charge*^	7.21%	7.80%	6.06%
Morningstar Global Markets Index#	21.89%	14.15%	10.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	15.47%	8.35%	7.49%
#	This index represents a broad measure of market performance.
*	Includes the Fund's maximum sales charge of 3.25%.
**	Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund's Investor shares, calculated using the fees and expenses of Class A shares.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$76,422,361
Number of Portfolio Holdings	15
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$0

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	18.93%
ALPS Active Equity Opportunity ETF	14.36%
iShares Core MSCI International Developed Markets ETF	9.88%
Riverfront Strategic Income Fund	9.00%
Vanguard® Total Stock Market ETF	7.44%
iShares® Core S&P 500® ETF	6.88%
ALPS Electrification Infrastructure ETF	6.18%
iShares Core U.S. Aggregate Bond ETF	5.95%
ALPS International Sector Dividend Dogs ETF	4.72%
Vanguard Mortgage-Backed Securities ETF	4.24%
Total % of Top 10 Holdings	87.58%

**	As a percentage of net assets.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/rliix or upon request at 866-759-5679.

Change to Fund Name: RiverFront Asset Allocation Growth & Income changed its name to ALPS Asset Allocation Growth & Income.

Termination of Sub-Adviser: Riverfront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Fee Changes: The maximum sales charge (load) imposed on purchases was reduced from 5.50% to 3.25%. The unitary administration fee changed from 0.25% to 0.20% of average daily net assets.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/rliix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-RAGIX-103125

ALPS Asset Allocation Growth & Income - Class C	FINANCIAL INVESTORS TRUST
RLGCX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RLGCX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$130	1.22%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

ALPS Asset Allocation Growth & Income returned 12.51% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2025. For the 12-month period the Fund underperformed the blended index of 60% Morningstar Global Markets Index and 40% Bloomberg US Aggregate Bond Index which returned 15.47%.

Top contributors to relative performance

  Timing of the increase in the Fund's international and total equity weightings following the April market correction

  Industry selection, specifically selection in cyclical international companies and domestic growth companies

  A higher total equity weight in the Fund's portfolio

Top detractors from relative performance

  An underweight to international equities

  Fixed income selections

  Allocation to cash

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - C - NAV	12.51%	8.21%	5.87%
ALPS Asset Allocation Growth & Income - C - Maximum deferred sales charge^^	11.51%	8.21%	5.87%
Morningstar Global Markets Index#	21.89%	14.15%	10.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	15.47%	8.35%	7.49%
#	This index represents a broad measure of market performance.
^^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$76,422,361
Number of Portfolio Holdings	15
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$0

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	18.93%
ALPS Active Equity Opportunity ETF	14.36%
iShares Core MSCI International Developed Markets ETF	9.88%
Riverfront Strategic Income Fund	9.00%
Vanguard® Total Stock Market ETF	7.44%
iShares® Core S&P 500® ETF	6.88%
ALPS Electrification Infrastructure ETF	6.18%
iShares Core U.S. Aggregate Bond ETF	5.95%
ALPS International Sector Dividend Dogs ETF	4.72%
Vanguard Mortgage-Backed Securities ETF	4.24%
Total % of Top 10 Holdings	87.58%

**	As a percentage of net assets.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/rliix or upon request at 866-759-5679.

Change to Fund Name: RiverFront Asset Allocation Growth & Income changed its name to ALPS Asset Allocation Growth & Income.

Termination of Sub-Adviser: Riverfront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Fee Change: The unitary administration fee changed from 0.25% to 0.20% of average daily net assets.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/rliix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-RLGCX-103125

ALPS Asset Allocation Growth & Income - Class I	FINANCIAL INVESTORS TRUST
RLIIX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the "Fund" or "RLIIX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/rliix. You can also request this information by contacting us at 866-759-5679.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$24	0.22%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

ALPS Asset Allocation Growth & Income returned 13.64% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2025. For the 12-month period the Fund underperformed the blended index of 60% Morningstar Global Markets Index and 40% Bloomberg US Aggregate Bond Index which returned 15.47%.

Top contributors to relative performance

  Timing of the increase in the Fund's international and total equity weightings following the April market correction

  Industry selection, specifically selection in cyclical international companies and domestic growth companies

  A higher total equity weight in the Fund's portfolio

Top detractors from relative performance

  An underweight to international equities

  Fixed income selections

  Allocation to cash

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	10 Year
ALPS Asset Allocation Growth & Income - I - NAV	13.64%	9.31%	6.93%
Morningstar Global Markets Index#	21.89%	14.15%	10.98%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index	15.47%	8.35%	7.49%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$76,422,361
Number of Portfolio Holdings	15
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$0

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

RiverFront Dynamic US Dividend Advantage ETF	18.93%
ALPS Active Equity Opportunity ETF	14.36%
iShares Core MSCI International Developed Markets ETF	9.88%
Riverfront Strategic Income Fund	9.00%
Vanguard® Total Stock Market ETF	7.44%
iShares® Core S&P 500® ETF	6.88%
ALPS Electrification Infrastructure ETF	6.18%
iShares Core U.S. Aggregate Bond ETF	5.95%
ALPS International Sector Dividend Dogs ETF	4.72%
Vanguard Mortgage-Backed Securities ETF	4.24%
Total % of Top 10 Holdings	87.58%

**	As a percentage of net assets.

Holdings are subject to change.

HOW HAS THE FUND CHANGED OVER THE PAST YEAR?

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.alpsfunds.com/mutual-funds/rliix or upon request at 866-759-5679.

Change to Fund Name: RiverFront Asset Allocation Growth & Income changed its name to ALPS Asset Allocation Growth & Income.

Termination of Sub-Adviser: Riverfront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund's investment adviser, assumed all responsibility for selecting the Fund's investments.

Fee Change: The unitary administration fee changed from 0.25% to 0.20% of average daily net assets.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/rliix.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-RLIIX-103125

ALPS | Smith Short Duration Bond Fund - Investor Shares	FINANCIAL INVESTORS TRUST
SMRSX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMRSX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$81	0.79%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Short Duration Bond Fund returned 4.98% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Bloomberg 1-3 Year US Government/ Credit Index, which returned 5.07%.

Top contributors to relative performance:

  Asset allocation, and particularly the Fund's overweight positioning in corporate credit, benefited from a spread tightening and higher yield profiles within the shorter end of the curve.

  Security selection was a primary driver of performance, specifically within both the investment-grade and high-yield segments of the corporate credit sector. With a focus on bottom-up fundamentals and an effort to seek to avoid credits with what we viewed as deteriorating fundamentals, security selection continued to be a tailwind for performance during the fiscal year, with overweight positions in companies such as Ford Motor Co. (F) and Steel Dynamic Inc. (STLD), amongst others.

Top detractors from relative performance:

  The Fund reduced its Treasury allocation in favor of investment grade securities during the period. While the resulting Treasury underweight detracted from relative performance, gains from the overweight investment grade position more than offset this drag.

  Yield curve positioning was a detractor, as the portfolio held, on average, an underweight position to the 2-year segment of the curve. The market appeared to aggressively price in rate cuts over the next 24 months from a perceived dovish Fed, prompting the 2-year yield to rally more than longer-dated maturities.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - Investor - NAV	4.98%	2.25%	3.04%
Bloomberg 1-3 Year US Government/ Credit Index	5.07%	1.84%	2.44%
Bloomberg US Government/ Credit Index#	5.75%	-0.38%	2.20%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$611,909,822
Number of Portfolio Holdings	158
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$1,729,727

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.625% 08/31/2027	5.06%
U.S. Treasury Note 3.75% 06/30/2027	4.50%
U.S. Treasury Note 4.125% 01/31/2027	4.38%
U.S. Treasury Note 3.5% 09/30/2029	4.34%
U.S. Treasury Note 4.125% 10/31/2029	3.82%
U.S. Treasury Note 3.75% 04/30/2027	3.72%
U.S. Treasury Note 4.25% 03/15/2027	3.21%
United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029	2.62%
U.S. Treasury Note 3.5% 09/30/2027	2.48%
U.S. Treasury Note 4.25% 01/31/2030	1.65%
Total % of Top 10 Holdings	35.78%
Industry Allocation**

Sovereign	38.87%
Banks	12.55%
Diversified Finan Serv	6.11%
Auto Manufacturers	4.55%
Aerospace/Defense	4.17%
Electric	2.64%
Media	2.44%
Food	2.04%
Healthcare-Products	1.87%
Oil&Gas	1.84%
Retail	1.58%
Commercial Services	1.48%
Software	1.48%
Computers	1.48%
Semiconductors	1.43%
Insurance	1.35%
Airlines	1.30%
Healthcare-Services	1.17%
Iron/Steel	1.08%
Pipelines	1.00%
Other Industries (each less than 1%)	7.30%
Cash, Cash Equivalents, & Other Net Assets	2.27%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smdsx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMRSX-103125

ALPS | Smith Short Duration Bond Fund - Class A	FINANCIAL INVESTORS TRUST
SMASX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMASX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$77	0.75%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Short Duration Bond Fund returned 4.96% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Bloomberg 1-3 Year US Government/ Credit Index, which returned 5.07%.

Top contributors to relative performance:

  Asset allocation, and particularly the Fund's overweight positioning in corporate credit, benefited from a spread tightening and higher yield profiles within the shorter end of the curve.

  Security selection was a primary driver of performance, specifically within both the investment-grade and high-yield segments of the corporate credit sector. With a focus on bottom-up fundamentals and an effort to seek to avoid credits with what we viewed as deteriorating fundamentals, security selection continued to be a tailwind for performance during the fiscal year, with overweight positions in companies such as Ford Motor Co. (F) and Steel Dynamic Inc. (STLD), amongst others.

Top detractors from relative performance:

  The Fund reduced its Treasury allocation in favor of investment grade securities during the period. While the resulting Treasury underweight detracted from relative performance, gains from the overweight investment grade position more than offset this drag.

  Yield curve positioning was a detractor, as the portfolio held, on average, an underweight position to the 2-year segment of the curve. The market appeared to aggressively price in rate cuts over the next 24 months from a perceived dovish Fed, prompting the 2-year yield to rally more than longer-dated maturities.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - A - NAV	4.96%	2.28%	3.05%
ALPS | Smith Short Duration Bond Fund - A - Maximum deferred sales charge*^	2.56%	1.83%	2.26%
Bloomberg 1-3 Year US Government/ Credit Index	5.07%	1.84%	2.44%
Bloomberg US Government/ Credit Index#	5.75%	-0.38%	2.20%
#	This index represents a broad measure of market performance.
*	Includes the Fund's maximum sales charge of 2.25%.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$611,909,822
Number of Portfolio Holdings	158
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$1,729,727

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.625% 08/31/2027	5.06%
U.S. Treasury Note 3.75% 06/30/2027	4.50%
U.S. Treasury Note 4.125% 01/31/2027	4.38%
U.S. Treasury Note 3.5% 09/30/2029	4.34%
U.S. Treasury Note 4.125% 10/31/2029	3.82%
U.S. Treasury Note 3.75% 04/30/2027	3.72%
U.S. Treasury Note 4.25% 03/15/2027	3.21%
United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029	2.62%
U.S. Treasury Note 3.5% 09/30/2027	2.48%
U.S. Treasury Note 4.25% 01/31/2030	1.65%
Total % of Top 10 Holdings	35.78%
Industry Allocation**

Sovereign	38.87%
Banks	12.55%
Diversified Finan Serv	6.11%
Auto Manufacturers	4.55%
Aerospace/Defense	4.17%
Electric	2.64%
Media	2.44%
Food	2.04%
Healthcare-Products	1.87%
Oil&Gas	1.84%
Retail	1.58%
Commercial Services	1.48%
Software	1.48%
Computers	1.48%
Semiconductors	1.43%
Insurance	1.35%
Airlines	1.30%
Healthcare-Services	1.17%
Iron/Steel	1.08%
Pipelines	1.00%
Other Industries (each less than 1%)	7.30%
Cash, Cash Equivalents, & Other Net Assets	2.27%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smdsx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMASX-103125

ALPS | Smith Short Duration Bond Fund - Class C	FINANCIAL INVESTORS TRUST
SMCMX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMCMX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$152	1.49%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Short Duration Bond Fund returned 4.28% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Bloomberg 1-3 Year US Government/ Credit Index, which returned 5.07%.

Top contributors to relative performance:

  Asset allocation, and particularly the Fund's overweight positioning in corporate credit, benefited from a spread tightening and higher yield profiles within the shorter end of the curve.

  Security selection was a primary driver of performance, specifically within both the investment-grade and high-yield segments of the corporate credit sector. With a focus on bottom-up fundamentals and an effort to seek to avoid credits with what we viewed as deteriorating fundamentals, security selection continued to be a tailwind for performance during the fiscal year, with overweight positions in companies such as Ford Motor Co. (F) and Steel Dynamic Inc. (STLD), amongst others.

Top detractors from relative performance:

  The Fund reduced its Treasury allocation in favor of investment grade securities during the period. While the resulting Treasury underweight detracted from relative performance, gains from the overweight investment grade position more than offset this drag.

  Yield curve positioning was a detractor, as the portfolio held, on average, an underweight position to the 2-year segment of the curve. The market appeared to aggressively price in rate cuts over the next 24 months from a perceived dovish Fed, prompting the 2-year yield to rally more than longer-dated maturities.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - C - NAV	4.28%	1.53%	2.31%
ALPS | Smith Short Duration Bond Fund - C - Maximum deferred sales charge**	3.28%	1.53%	2.31%
Bloomberg 1-3 Year US Government/ Credit Index	5.07%	1.84%	2.44%
Bloomberg US Government/ Credit Index#	5.75%	-0.38%	2.20%
#	This index represents a broad measure of market performance.
**	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$611,909,822
Number of Portfolio Holdings	158
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$1,729,727

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.625% 08/31/2027	5.06%
U.S. Treasury Note 3.75% 06/30/2027	4.50%
U.S. Treasury Note 4.125% 01/31/2027	4.38%
U.S. Treasury Note 3.5% 09/30/2029	4.34%
U.S. Treasury Note 4.125% 10/31/2029	3.82%
U.S. Treasury Note 3.75% 04/30/2027	3.72%
U.S. Treasury Note 4.25% 03/15/2027	3.21%
United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029	2.62%
U.S. Treasury Note 3.5% 09/30/2027	2.48%
U.S. Treasury Note 4.25% 01/31/2030	1.65%
Total % of Top 10 Holdings	35.78%
Industry Allocation**

Sovereign	38.87%
Banks	12.55%
Diversified Finan Serv	6.11%
Auto Manufacturers	4.55%
Aerospace/Defense	4.17%
Electric	2.64%
Media	2.44%
Food	2.04%
Healthcare-Products	1.87%
Oil&Gas	1.84%
Retail	1.58%
Commercial Services	1.48%
Software	1.48%
Computers	1.48%
Semiconductors	1.43%
Insurance	1.35%
Airlines	1.30%
Healthcare-Services	1.17%
Iron/Steel	1.08%
Pipelines	1.00%
Other Industries (each less than 1%)	7.30%
Cash, Cash Equivalents, & Other Net Assets	2.27%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smdsx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMCMX-103125

ALPS | Smith Short Duration Bond Fund - Class I	FINANCIAL INVESTORS TRUST
SMDSX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS | Smith Short Duration Bond Fund (the "Fund" or "SMDSX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smdsx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$50	0.49%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Short Duration Bond Fund returned 5.30% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Bloomberg 1-3 Year US Government/ Credit Index, which returned 5.07%.

Top contributors to relative performance:

  Asset allocation, and particularly the Fund's overweight positioning in corporate credit, benefited from a spread tightening and higher yield profiles within the shorter end of the curve.

  Security selection was a primary driver of performance, specifically within both the investment-grade and high-yield segments of the corporate credit sector. With a focus on bottom-up fundamentals and an effort to seek to avoid credits with what we viewed as deteriorating fundamentals, security selection continued to be a tailwind for performance during the fiscal year, with overweight positions in companies such as Ford Motor Co. (F) and Steel Dynamic Inc. (STLD), amongst others.

Top detractors from relative performance:

  The Fund reduced its Treasury allocation in favor of investment grade securities during the period. While the resulting Treasury underweight detracted from relative performance, gains from the overweight investment grade position more than offset this drag.

  Yield curve positioning was a detractor, as the portfolio held, on average, an underweight position to the 2-year segment of the curve. The market appeared to aggressively price in rate cuts over the next 24 months from a perceived dovish Fed, prompting the 2-year yield to rally more than longer-dated maturities.

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Short Duration Bond Fund - I - NAV	5.30%	2.55%	3.34%
Bloomberg 1-3 Year US Government/ Credit Index	5.07%	1.84%	2.44%
Bloomberg US Government/ Credit Index#	5.75%	-0.38%	2.20%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$611,909,822
Number of Portfolio Holdings	158
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$1,729,727

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**
Top Ten Holdings**

U.S. Treasury Note 3.625% 08/31/2027	5.06%
U.S. Treasury Note 3.75% 06/30/2027	4.50%
U.S. Treasury Note 4.125% 01/31/2027	4.38%
U.S. Treasury Note 3.5% 09/30/2029	4.34%
U.S. Treasury Note 4.125% 10/31/2029	3.82%
U.S. Treasury Note 3.75% 04/30/2027	3.72%
U.S. Treasury Note 4.25% 03/15/2027	3.21%
United States Treasury Inflation Indexed Bonds 1.625% 10/15/2029	2.62%
U.S. Treasury Note 3.5% 09/30/2027	2.48%
U.S. Treasury Note 4.25% 01/31/2030	1.65%
Total % of Top 10 Holdings	35.78%
Industry Allocation**

Sovereign	38.87%
Banks	12.55%
Diversified Finan Serv	6.11%
Auto Manufacturers	4.55%
Aerospace/Defense	4.17%
Electric	2.64%
Media	2.44%
Food	2.04%
Healthcare-Products	1.87%
Oil&Gas	1.84%
Retail	1.58%
Commercial Services	1.48%
Software	1.48%
Computers	1.48%
Semiconductors	1.43%
Insurance	1.35%
Airlines	1.30%
Healthcare-Services	1.17%
Iron/Steel	1.08%
Pipelines	1.00%
Other Industries (each less than 1%)	7.30%
Cash, Cash Equivalents, & Other Net Assets	2.27%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smdsx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMDSX-103125

ALPS | Smith Total Return Bond Fund - Investor Shares	FINANCIAL INVESTORS TRUST
SMTRX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMTRX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Shares	$92	0.89%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Total Return Bond Fund returned 5.90% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Bloomberg US Aggregate Bond Index, which returned 6.16%.

Top contributors to relative performance:

  Security selection was a primary driver of performance, specifically within both the investment-grade and high-yield segments of the corporate credit sector. With a focus on bottom-up fundamentals and avoidance of credits with deteriorating fundamentals, security selection continued to be a tailwind for performance during the period, with overweight positions in companies such as Ford Motor Co. (F) and Boeing (BA), amongst others.

  With both limited supply and continued inflows into dedicated preferred funds, technicals supported the preferreds sleeve despite elevated valuations. The preferred sector remained an area where incremental additions occurred opportunistically, with a focus on security-specific stories and short-duration paper with very defensive structural and fundamental backdrops, which was overall additive to performance over the fiscal year.

  With credit outperforming Treasuries from an aggregate level, the portfolio's average underweight positions to the Treasury sector proved to be additive to performance for the fiscal year.

Top detractors from relative performance:

  Security selection within Agency Mortgage-Backed Securities was an overall detractor to performance; the positioning to securities with higher stated coupons was a headwind relative to securities with lower stated coupons given the overall rally in yields.

  Relative to the benchmark, the high-yield corporate credit allocation within the portfolio was a detractor for the year, in part due to the shorter duration profile of the Fund's high-yield investments compared to the investment grade index.

  Yield curve positioning within U.S. Treasuries was a detractor to returns, as the Fund remained tactical in positioning throughout the fiscal year. Over the year, the Fund remained in a defensive posture; particularly during certain periods, the Fund favored the longer end of the Treasury curve to seek to protect against downside risk. The Fund's 10-year TIPS positions were slowly reduced after outperforming nominal coupons during the period as breakeven levels within TIPS moved higher, reflecting increased inflation expectations from the market.

Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - Investor - NAV	5.90%	0.46%	2.92%
Bloomberg US Aggregate Bond Index#	6.16%	-0.24%	2.06%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,350,611,593
Number of Portfolio Holdings	1,625
Portfolio Turnover Rate	131%
Total Advisory Fees Paid	$12,911,851

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	39.83%
Government Bond	31.95%
Mortgage-Backed Securities	12.21%
Collateralized Mortgage Obligations	8.33%
Preferred Stock	3.09%
Commercial Mortgage-Backed Securities	1.43%
Bank Loan	0.83%
Cash, Cash Equivalents, & Other Net Assets	2.33%
Top Ten Holdings**

U.S. Treasury Bond 4.125% 08/15/2044	4.39%
U.S. Treasury Bond 4.75% 05/15/2055	3.40%
U.S. Treasury Bond 4.75% 08/15/2055	2.94%
U.S. Treasury Bond 4.25% 01/31/2030	2.76%
U.S. Treasury Bond 4.25% 05/15/2035	2.56%
U.S. Treasury Note 4.125% 11/30/2029	2.36%
U.S. Treasury Note 3.625% 08/31/2027	2.32%
U.S. Treasury Bond 4.75% 02/15/2045	1.89%
U.S. Treasury Bond 4.125% 10/31/2029	1.81%
U.S. Treasury Bond 4.25% 08/15/2035	1.48%
Total % of Top 10 Holdings	25.91%
Industry Allocation**

Sovereign	32.35%
Mortgage Securities	21.97%
Banks	7.04%
Aerospace/Defense	5.37%
Diversified Finan Serv	2.83%
Pipelines	2.70%
Oil&Gas	2.55%
Auto Manufacturers	2.28%
Food	2.24%
Media	1.93%
Software	1.69%
Healthcare-Products	1.40%
Semiconductors	1.35%
Airlines	1.17%
Other Industries (each less than 1%)	10.80%
Cash, Cash Equivalents, & Other Net Assets	2.33%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smthx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMTRX-103125

ALPS | Smith Total Return Bond Fund - Class A	FINANCIAL INVESTORS TRUST
SMAMX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMAMX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$92	0.89%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Total Return Bond Fund returned 5.90% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Bloomberg US Aggregate Bond Index, which returned 6.16%.

Top contributors to relative performance:

  Security selection was a primary driver of performance, specifically within both the investment-grade and high-yield segments of the corporate credit sector. With a focus on bottom-up fundamentals and avoidance of credits with deteriorating fundamentals, security selection continued to be a tailwind for performance during the period, with overweight positions in companies such as Ford Motor Co. (F) and Boeing (BA), amongst others.

  With both limited supply and continued inflows into dedicated preferred funds, technicals supported the preferreds sleeve despite elevated valuations. The preferred sector remained an area where incremental additions occurred opportunistically, with a focus on security-specific stories and short-duration paper with very defensive structural and fundamental backdrops, which was overall additive to performance over the fiscal year.

  With credit outperforming Treasuries from an aggregate level, the portfolio's average underweight positions to the Treasury sector proved to be additive to performance for the fiscal year.

Top detractors from relative performance:

  Security selection within Agency Mortgage-Backed Securities was an overall detractor to performance; the positioning to securities with higher stated coupons was a headwind relative to securities with lower stated coupons given the overall rally in yields.

  Relative to the benchmark, the high-yield corporate credit allocation within the portfolio was a detractor for the year, in part due to the shorter duration profile of the Fund's high-yield investments compared to the investment grade index.

  Yield curve positioning within U.S. Treasuries was a detractor to returns, as the Fund remained tactical in positioning throughout the fiscal year. Over the year, the Fund remained in a defensive posture; particularly during certain periods, the Fund favored the longer end of the Treasury curve to seek to protect against downside risk. The Fund's 10-year TIPS positions were slowly reduced after outperforming nominal coupons during the period as breakeven levels within TIPS moved higher, reflecting increased inflation expectations from the market.

Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - A - NAV	5.90%	0.46%	2.93%
ALPS | Smith Total Return Bond Fund - A - Maximum deferred sales charge*^	3.54%	0.01%	2.14%
Bloomberg US Aggregate Bond Index#	6.16%	-0.24%	2.06%
#	This index represents a broad measure of market performance.
*	Includes the Fund's maximum sales charge of 2.25%.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,350,611,593
Number of Portfolio Holdings	1,625
Portfolio Turnover Rate	131%
Total Advisory Fees Paid	$12,911,851

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	39.83%
Government Bond	31.95%
Mortgage-Backed Securities	12.21%
Collateralized Mortgage Obligations	8.33%
Preferred Stock	3.09%
Commercial Mortgage-Backed Securities	1.43%
Bank Loan	0.83%
Cash, Cash Equivalents, & Other Net Assets	2.33%
Top Ten Holdings**

U.S. Treasury Bond 4.125% 08/15/2044	4.39%
U.S. Treasury Bond 4.75% 05/15/2055	3.40%
U.S. Treasury Bond 4.75% 08/15/2055	2.94%
U.S. Treasury Bond 4.25% 01/31/2030	2.76%
U.S. Treasury Bond 4.25% 05/15/2035	2.56%
U.S. Treasury Note 4.125% 11/30/2029	2.36%
U.S. Treasury Note 3.625% 08/31/2027	2.32%
U.S. Treasury Bond 4.75% 02/15/2045	1.89%
U.S. Treasury Bond 4.125% 10/31/2029	1.81%
U.S. Treasury Bond 4.25% 08/15/2035	1.48%
Total % of Top 10 Holdings	25.91%
Industry Allocation**

Sovereign	32.35%
Mortgage Securities	21.97%
Banks	7.04%
Aerospace/Defense	5.37%
Diversified Finan Serv	2.83%
Pipelines	2.70%
Oil&Gas	2.55%
Auto Manufacturers	2.28%
Food	2.24%
Media	1.93%
Software	1.69%
Healthcare-Products	1.40%
Semiconductors	1.35%
Airlines	1.17%
Other Industries (each less than 1%)	10.80%
Cash, Cash Equivalents, & Other Net Assets	2.33%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smthx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMAMX-103125

ALPS | Smith Total Return Bond Fund - Class C	FINANCIAL INVESTORS TRUST
SMCHX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMCHX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$163	1.59%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Total Return Bond Fund returned 5.06% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the Bloomberg US Aggregate Bond Index, which returned 6.16%.

Top contributors to relative performance:

  Security selection was a primary driver of performance, specifically within both the investment-grade and high-yield segments of the corporate credit sector. With a focus on bottom-up fundamentals and avoidance of credits with deteriorating fundamentals, security selection continued to be a tailwind for performance during the period, with overweight positions in companies such as Ford Motor Co. (F) and Boeing (BA), amongst others.

  With both limited supply and continued inflows into dedicated preferred funds, technicals supported the preferreds sleeve despite elevated valuations. The preferred sector remained an area where incremental additions occurred opportunistically, with a focus on security-specific stories and short-duration paper with very defensive structural and fundamental backdrops, which was overall additive to performance over the fiscal year.

  With credit outperforming Treasuries from an aggregate level, the portfolio's average underweight positions to the Treasury sector proved to be additive to performance for the fiscal year.

Top detractors from relative performance:

  Security selection within Agency Mortgage-Backed Securities was an overall detractor to performance; the positioning to securities with higher stated coupons was a headwind relative to securities with lower stated coupons given the overall rally in yields.

  Relative to the benchmark, the high-yield corporate credit allocation within the portfolio was a detractor for the year, in part due to the shorter duration profile of the Fund's high-yield investments compared to the investment grade index.

  Yield curve positioning within U.S. Treasuries was a detractor to returns, as the Fund remained tactical in positioning throughout the fiscal year. Over the year, the Fund remained in a defensive posture; particularly during certain periods, the Fund favored the longer end of the Treasury curve to seek to protect against downside risk. The Fund's 10-year TIPS positions were slowly reduced after outperforming nominal coupons during the period as breakeven levels within TIPS moved higher, reflecting increased inflation expectations from the market.

Comparison of change in value of a $10,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - C - NAV	5.06%	-0.27%	2.19%
ALPS | Smith Total Return Bond Fund - C - Maximum deferred sales charge**	4.06%	-0.27%	2.19%
Bloomberg US Aggregate Bond Index#	6.16%	-0.24%	2.06%
#	This index represents a broad measure of market performance.
**	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,350,611,593
Number of Portfolio Holdings	1,625
Portfolio Turnover Rate	131%
Total Advisory Fees Paid	$12,911,851

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	39.83%
Government Bond	31.95%
Mortgage-Backed Securities	12.21%
Collateralized Mortgage Obligations	8.33%
Preferred Stock	3.09%
Commercial Mortgage-Backed Securities	1.43%
Bank Loan	0.83%
Cash, Cash Equivalents, & Other Net Assets	2.33%
Top Ten Holdings**

U.S. Treasury Bond 4.125% 08/15/2044	4.39%
U.S. Treasury Bond 4.75% 05/15/2055	3.40%
U.S. Treasury Bond 4.75% 08/15/2055	2.94%
U.S. Treasury Bond 4.25% 01/31/2030	2.76%
U.S. Treasury Bond 4.25% 05/15/2035	2.56%
U.S. Treasury Note 4.125% 11/30/2029	2.36%
U.S. Treasury Note 3.625% 08/31/2027	2.32%
U.S. Treasury Bond 4.75% 02/15/2045	1.89%
U.S. Treasury Bond 4.125% 10/31/2029	1.81%
U.S. Treasury Bond 4.25% 08/15/2035	1.48%
Total % of Top 10 Holdings	25.91%
Industry Allocation**

Sovereign	32.35%
Mortgage Securities	21.97%
Banks	7.04%
Aerospace/Defense	5.37%
Diversified Finan Serv	2.83%
Pipelines	2.70%
Oil&Gas	2.55%
Auto Manufacturers	2.28%
Food	2.24%
Media	1.93%
Software	1.69%
Healthcare-Products	1.40%
Semiconductors	1.35%
Airlines	1.17%
Other Industries (each less than 1%)	10.80%
Cash, Cash Equivalents, & Other Net Assets	2.33%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smthx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMCHX-103125

ALPS | Smith Total Return Bond Fund - Class I	FINANCIAL INVESTORS TRUST
SMTHX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS | Smith Total Return Bond Fund (the "Fund" or "SMTHX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smthx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$61	0.59%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Total Return Bond Fund returned 6.22% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund outperformed the Bloomberg US Aggregate Bond Index, which returned 6.16%.

Top contributors to relative performance:

  Security selection was a primary driver of performance, specifically within both the investment-grade and high-yield segments of the corporate credit sector. With a focus on bottom-up fundamentals and avoidance of credits with deteriorating fundamentals, security selection continued to be a tailwind for performance during the period, with overweight positions in companies such as Ford Motor Co. (F) and Boeing (BA), amongst others.

  With both limited supply and continued inflows into dedicated preferred funds, technicals supported the preferreds sleeve despite elevated valuations. The preferred sector remained an area where incremental additions occurred opportunistically, with a focus on security-specific stories and short-duration paper with very defensive structural and fundamental backdrops, which was overall additive to performance over the fiscal year.

  With credit outperforming Treasuries from an aggregate level, the portfolio's average underweight positions to the Treasury sector proved to be additive to performance for the fiscal year.

Top detractors from relative performance:

  Security selection within Agency Mortgage-Backed Securities was an overall detractor to performance; the positioning to securities with higher stated coupons was a headwind relative to securities with lower stated coupons given the overall rally in yields.

  Relative to the benchmark, the high-yield corporate credit allocation within the portfolio was a detractor for the year, in part due to the shorter duration profile of the Fund's high-yield investments compared to the investment grade index.

  Yield curve positioning within U.S. Treasuries was a detractor to returns, as the Fund remained tactical in positioning throughout the fiscal year. Over the year, the Fund remained in a defensive posture; particularly during certain periods, the Fund favored the longer end of the Treasury curve to seek to protect against downside risk. The Fund's 10-year TIPS positions were slowly reduced after outperforming nominal coupons during the period as breakeven levels within TIPS moved higher, reflecting increased inflation expectations from the market.

Comparison of change in value of a $100,000 investment in the Fund and the Index

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (06/29/2018)
ALPS | Smith Total Return Bond Fund - I - NAV	6.22%	0.73%	3.22%
Bloomberg US Aggregate Bond Index#	6.16%	-0.24%	2.06%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$3,350,611,593
Number of Portfolio Holdings	1,625
Portfolio Turnover Rate	131%
Total Advisory Fees Paid	$12,911,851

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	39.83%
Government Bond	31.95%
Mortgage-Backed Securities	12.21%
Collateralized Mortgage Obligations	8.33%
Preferred Stock	3.09%
Commercial Mortgage-Backed Securities	1.43%
Bank Loan	0.83%
Cash, Cash Equivalents, & Other Net Assets	2.33%
Top Ten Holdings**

U.S. Treasury Bond 4.125% 08/15/2044	4.39%
U.S. Treasury Bond 4.75% 05/15/2055	3.40%
U.S. Treasury Bond 4.75% 08/15/2055	2.94%
U.S. Treasury Bond 4.25% 01/31/2030	2.76%
U.S. Treasury Bond 4.25% 05/15/2035	2.56%
U.S. Treasury Note 4.125% 11/30/2029	2.36%
U.S. Treasury Note 3.625% 08/31/2027	2.32%
U.S. Treasury Bond 4.75% 02/15/2045	1.89%
U.S. Treasury Bond 4.125% 10/31/2029	1.81%
U.S. Treasury Bond 4.25% 08/15/2035	1.48%
Total % of Top 10 Holdings	25.91%
Industry Allocation**

Sovereign	32.35%
Mortgage Securities	21.97%
Banks	7.04%
Aerospace/Defense	5.37%
Diversified Finan Serv	2.83%
Pipelines	2.70%
Oil&Gas	2.55%
Auto Manufacturers	2.28%
Food	2.24%
Media	1.93%
Software	1.69%
Healthcare-Products	1.40%
Semiconductors	1.35%
Airlines	1.17%
Other Industries (each less than 1%)	10.80%
Cash, Cash Equivalents, & Other Net Assets	2.33%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smthx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMTHX-103125

ALPS | Smith Credit Opportunities Fund - Investor Class	FINANCIAL INVESTORS TRUST
SMCVX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCVX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$94	0.91%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Credit Opportunities Fund returned 5.72% for Investor Class shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the blended benchmark of 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index, which returned 7.17%.

Top contributors to relative performance:

  Relative to the benchmark, the Fund's overweight position in corporate credit, specifically within investment grade, proved to be additive to performance for the fiscal year.

  Positive attribution was gained from an overweight position in preferreds, which more than offset the security selection headwind within the sector.

Top detractors from relative performance:

  Security selection within high yield detracted from performance, particularly an idiosyncratic position in Saks Global Enterprises that underperformed significantly due to restructuring of the company's capita structure.

  Yield curve positioning was a detractor to performance over the period, as the Fund's overweight position in the 30-year segment of the curve underperformed.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - Investor - NAV	5.72%	3.02%	2.90%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	7.17%	2.61%	2.45%
Bloomberg U.S. Aggregate Bond Index#	6.16%	-0.24%	-0.36%
Bloomberg U.S. Corporate HY Bond Index	8.16%	5.47%	5.28%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$113,036,192
Number of Portfolio Holdings	299
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$880,455

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	68.23%
Government Bond	7.89%
Bank Loan	6.86%
Collateralized Mortgage Obligations	6.46%
Preferred Stock	4.00%
Commercial Mortgage-Backed Securities	1.78%
Mortgage-Backed Securities	1.57%
Common Stock	0.39%
Cash, Cash Equivalents, & Other Net Assets	2.82%
Top Ten Holdings**

U.S. Treasury Bond 4.25% 05/15/2035	2.35%
TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031	1.93%
U.S. Treasury Bond 4.75% 08/15/2055	1.52%
Caesars Entertainment, Inc. 1M US SOFR + 2.25% 02/06/2031	1.51%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.49%
Capital One NA 5.974% 08/09/2028	1.40%
Kohl's Corp. 10% 06/01/2030	1.35%
Foundry JV Holdco LLC 6.1% 01/25/2036	1.33%
Cushman & Wakefield US Borrower LLC 6.75% 05/15/2028	1.23%
AmeriGas Partners LP / AmeriGas Finance Corp. 9.38% 06/01/2028	1.12%
Total % of Top 10 Holdings	15.23%
Industry Allocation**

Mortgage Securities	9.81%
Oil&Gas	8.34%
Sovereign	8.31%
Banks	7.36%
Media	5.33%
Retail	5.21%
Aerospace/Defense	4.62%
Food	4.41%
Pipelines	4.03%
Leisure Time	3.83%
Entertainment	3.33%
Diversified Finan Serv	2.44%
Real Estate	2.28%
Auto Manufacturers	2.27%
Commercial Services	2.08%
Apparel	2.01%
Healthcare-Services	1.90%
Electric	1.90%
Internet	1.56%
Environmental Control	1.54%
Semiconductors	1.49%
Pharmaceuticals	1.25%
Gas	1.22%
Software	1.15%
Lodging	1.09%
Other Industries (each less than 1%)	8.42%
Cash, Cash Equivalents, & Other Net Assets	2.82%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smcrx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMCVX-103125

ALPS | Smith Credit Opportunities Fund - Class A	FINANCIAL INVESTORS TRUST
SMCAX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCAX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$90	0.88%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Credit Opportunities Fund returned 5.63% for Class A shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the blended benchmark of 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index, which returned 7.17%.

Top contributors to relative performance:

  Relative to the benchmark, the Fund's overweight position in corporate credit, specifically within investment grade, proved to be additive to performance for the fiscal year.

  Positive attribution was gained from an overweight position in preferreds, which more than offset the security selection headwind within the sector.

Top detractors from relative performance:

  Security selection within high yield detracted from performance, particularly an idiosyncratic position in Saks Global Enterprises that underperformed significantly due to restructuring of the company's capita structure.

  Yield curve positioning was a detractor to performance over the period, as the Fund's overweight position in the 30-year segment of the curve underperformed.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - A - NAV	5.63%	2.90%	2.78%
ALPS | Smith Credit Opportunities Fund - A - Maximum deferred sales charge*^	3.27%	2.43%	2.33%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	7.17%	2.61%	2.45%
Bloomberg U.S. Aggregate Bond Index#	6.16%	-0.24%	-0.36%
Bloomberg U.S. Corporate HY Bond Index	8.16%	5.47%	5.28%
#	This index represents a broad measure of market performance.
*	Includes the Fund's maximum sales charge of 2.25%.
^	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$113,036,192
Number of Portfolio Holdings	299
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$880,455

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	68.23%
Government Bond	7.89%
Bank Loan	6.86%
Collateralized Mortgage Obligations	6.46%
Preferred Stock	4.00%
Commercial Mortgage-Backed Securities	1.78%
Mortgage-Backed Securities	1.57%
Common Stock	0.39%
Cash, Cash Equivalents, & Other Net Assets	2.82%
Top Ten Holdings**

U.S. Treasury Bond 4.25% 05/15/2035	2.35%
TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031	1.93%
U.S. Treasury Bond 4.75% 08/15/2055	1.52%
Caesars Entertainment, Inc. 1M US SOFR + 2.25% 02/06/2031	1.51%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.49%
Capital One NA 5.974% 08/09/2028	1.40%
Kohl's Corp. 10% 06/01/2030	1.35%
Foundry JV Holdco LLC 6.1% 01/25/2036	1.33%
Cushman & Wakefield US Borrower LLC 6.75% 05/15/2028	1.23%
AmeriGas Partners LP / AmeriGas Finance Corp. 9.38% 06/01/2028	1.12%
Total % of Top 10 Holdings	15.23%
Industry Allocation**

Mortgage Securities	9.81%
Oil&Gas	8.34%
Sovereign	8.31%
Banks	7.36%
Media	5.33%
Retail	5.21%
Aerospace/Defense	4.62%
Food	4.41%
Pipelines	4.03%
Leisure Time	3.83%
Entertainment	3.33%
Diversified Finan Serv	2.44%
Real Estate	2.28%
Auto Manufacturers	2.27%
Commercial Services	2.08%
Apparel	2.01%
Healthcare-Services	1.90%
Electric	1.90%
Internet	1.56%
Environmental Control	1.54%
Semiconductors	1.49%
Pharmaceuticals	1.25%
Gas	1.22%
Software	1.15%
Lodging	1.09%
Other Industries (each less than 1%)	8.42%
Cash, Cash Equivalents, & Other Net Assets	2.82%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smcrx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMCAX-103125

ALPS | Smith Credit Opportunities Fund - Class C	FINANCIAL INVESTORS TRUST
SMCCX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCCX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$154	1.50%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Credit Opportunities Fund returned 5.12% for Class C shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the blended benchmark of 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index, which returned 7.17%.

Top contributors to relative performance:

  Relative to the benchmark, the Fund's overweight position in corporate credit, specifically within investment grade, proved to be additive to performance for the fiscal year.

  Positive attribution was gained from an overweight position in preferreds, which more than offset the security selection headwind within the sector.

Top detractors from relative performance:

  Security selection within high yield detracted from performance, particularly an idiosyncratic position in Saks Global Enterprises that underperformed significantly due to restructuring of the company's capita structure.

  Yield curve positioning was a detractor to performance over the period, as the Fund's overweight position in the 30-year segment of the curve underperformed.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - C - NAV	5.12%	2.11%	2.00%
ALPS | Smith Credit Opportunities Fund - C - Maximum deferred sales charge##	4.12%	2.11%	2.00%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	7.17%	2.61%	2.45%
Bloomberg U.S. Aggregate Bond Index#	6.16%	-0.24%	-0.36%
Bloomberg U.S. Corporate HY Bond Index	8.16%	5.47%	5.28%
#	This index represents a broad measure of market performance.
##	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$113,036,192
Number of Portfolio Holdings	299
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$880,455

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	68.23%
Government Bond	7.89%
Bank Loan	6.86%
Collateralized Mortgage Obligations	6.46%
Preferred Stock	4.00%
Commercial Mortgage-Backed Securities	1.78%
Mortgage-Backed Securities	1.57%
Common Stock	0.39%
Cash, Cash Equivalents, & Other Net Assets	2.82%
Top Ten Holdings**

U.S. Treasury Bond 4.25% 05/15/2035	2.35%
TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031	1.93%
U.S. Treasury Bond 4.75% 08/15/2055	1.52%
Caesars Entertainment, Inc. 1M US SOFR + 2.25% 02/06/2031	1.51%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.49%
Capital One NA 5.974% 08/09/2028	1.40%
Kohl's Corp. 10% 06/01/2030	1.35%
Foundry JV Holdco LLC 6.1% 01/25/2036	1.33%
Cushman & Wakefield US Borrower LLC 6.75% 05/15/2028	1.23%
AmeriGas Partners LP / AmeriGas Finance Corp. 9.38% 06/01/2028	1.12%
Total % of Top 10 Holdings	15.23%
Industry Allocation**

Mortgage Securities	9.81%
Oil&Gas	8.34%
Sovereign	8.31%
Banks	7.36%
Media	5.33%
Retail	5.21%
Aerospace/Defense	4.62%
Food	4.41%
Pipelines	4.03%
Leisure Time	3.83%
Entertainment	3.33%
Diversified Finan Serv	2.44%
Real Estate	2.28%
Auto Manufacturers	2.27%
Commercial Services	2.08%
Apparel	2.01%
Healthcare-Services	1.90%
Electric	1.90%
Internet	1.56%
Environmental Control	1.54%
Semiconductors	1.49%
Pharmaceuticals	1.25%
Gas	1.22%
Software	1.15%
Lodging	1.09%
Other Industries (each less than 1%)	8.42%
Cash, Cash Equivalents, & Other Net Assets	2.82%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smcrx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMCCX-103125

ALPS | Smith Credit Opportunities Fund - Class I	FINANCIAL INVESTORS TRUST
SMCRX	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS | Smith Credit Opportunities Fund (the "Fund" or "SMCRX") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/mutual-funds/smcrx. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$93	0.90%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Smith Credit Opportunities Fund returned 5.75% for Class I shares at net asset value (NAV) for the 12 months ended October 31, 2025. The Fund underperformed the blended benchmark of 50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index, which returned 7.17%.

Top contributors to relative performance:

  Relative to the benchmark, the Fund's overweight position in corporate credit, specifically within investment grade, proved to be additive to performance for the fiscal year.

  Positive attribution was gained from an overweight position in preferreds, which more than offset the security selection headwind within the sector.

Top detractors from relative performance:

  Security selection within high yield detracted from performance, particularly an idiosyncratic position in Saks Global Enterprises that underperformed significantly due to restructuring of the company's capita structure.

  Yield curve positioning was a detractor to performance over the period, as the Fund's overweight position in the 30-year segment of the curve underperformed.

Comparison of change in value of a $100,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	5 Year	Since Inception (09/15/2020)
ALPS | Smith Credit Opportunities Fund - I - NAV	5.75%	3.05%	2.95%
50% Bloomberg U.S. Aggregate Bond Index and 50% Bloomberg U.S. Corporate HY Bond Index	7.17%	2.61%	2.45%
Bloomberg U.S. Aggregate Bond Index#	6.16%	-0.24%	-0.36%
Bloomberg U.S. Corporate HY Bond Index	8.16%	5.47%	5.28%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$113,036,192
Number of Portfolio Holdings	299
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$880,455

WHAT DID THE FUND INVEST IN?
Asset Type Allocation**

Corporate Bond	68.23%
Government Bond	7.89%
Bank Loan	6.86%
Collateralized Mortgage Obligations	6.46%
Preferred Stock	4.00%
Commercial Mortgage-Backed Securities	1.78%
Mortgage-Backed Securities	1.57%
Common Stock	0.39%
Cash, Cash Equivalents, & Other Net Assets	2.82%
Top Ten Holdings**

U.S. Treasury Bond 4.25% 05/15/2035	2.35%
TransDigm, Inc. 3M US SOFR + 3.25% 02/28/2031	1.93%
U.S. Treasury Bond 4.75% 08/15/2055	1.52%
Caesars Entertainment, Inc. 1M US SOFR + 2.25% 02/06/2031	1.51%
Penn Entertainment, Inc. 5.63% 01/15/2027	1.49%
Capital One NA 5.974% 08/09/2028	1.40%
Kohl's Corp. 10% 06/01/2030	1.35%
Foundry JV Holdco LLC 6.1% 01/25/2036	1.33%
Cushman & Wakefield US Borrower LLC 6.75% 05/15/2028	1.23%
AmeriGas Partners LP / AmeriGas Finance Corp. 9.38% 06/01/2028	1.12%
Total % of Top 10 Holdings	15.23%
Industry Allocation**

Mortgage Securities	9.81%
Oil&Gas	8.34%
Sovereign	8.31%
Banks	7.36%
Media	5.33%
Retail	5.21%
Aerospace/Defense	4.62%
Food	4.41%
Pipelines	4.03%
Leisure Time	3.83%
Entertainment	3.33%
Diversified Finan Serv	2.44%
Real Estate	2.28%
Auto Manufacturers	2.27%
Commercial Services	2.08%
Apparel	2.01%
Healthcare-Services	1.90%
Electric	1.90%
Internet	1.56%
Environmental Control	1.54%
Semiconductors	1.49%
Pharmaceuticals	1.25%
Gas	1.22%
Software	1.15%
Lodging	1.09%
Other Industries (each less than 1%)	8.42%
Cash, Cash Equivalents, & Other Net Assets	2.82%

**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/mutual-funds/smcrx.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-SMCRX-103125

ALPS | CoreCommodity Natural Resources ETF	FINANCIAL INVESTORS TRUST
NASDAQ: CCNR	Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about ALPS | CoreCommodity Natural Resources ETF (the "Fund" or "CCNR") for the period of November 1, 2024 to October 31, 2025 (the "Period"). You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ccnr. You can also request this information by contacting us at 866-759-5679.

WHAT WERE THE FUND COSTS FOR THE PAST year?

(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | CoreCommodity Natural Resources ETF	$45	0.39%
HOW DID THE FUND PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | CoreCommodity Natural Resources ETF (the "ETF") returned 29.72% at net asset value (NAV) for the 12 months ended October 31, 2024, through October 31, 2025. The ETF outperformed the Bloomberg Commodity Total Return Index (the "BCOM"), which returned 14.15% over the same period.

Top Contributors to relative performance:

  Within the base metals sector, the ETF's holdings outperformed the BCOM's base metals sector by approximately 29.7%, mainly as a result of outperformance from holdings in copper miners and diversified mining companies. Combined with an overweight to the sector, this was additive to relative performance.

  Within the energy sector, the ETF's holdings outperformed the BCOM's energy sector by approximately 13.3%, with investments across all industries contributing positively, particularly diversified renewable energy companies. An overweight to the sector was also additive to relative performance.

  Within the precious metals sector, the ETF's holdings outperformed the BCOM's precious metals sector by approximately 57.1%, with all industries posting strong performance. While the sector overall was a positive contributor to relative performance, an underweight to the sector was detrimental.

Top Detractors from relative performance:

  Within the agriculture sector, the ETF's holdings underperformed the BCOM's agriculture and livestock sector by roughly 0.9%, with pesticide producers and forestry companies being the worst performing industries. Despite an underweight, the sector was a detractor to relative performance.

Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Average Annual Total Returns (as of October 31, 2025)
	1 Year	Since Inception (07/10/2024)
ALPS | CoreCommodity Natural Resources ETF - NAV	29.72%	21.01%
Bloomberg Commodity Total Return Index	14.15%	9.94%
Bloomberg US 1000 Total Return Index#	21.38%	17.80%
#	This index represents a broad measure of market performance.

For the most current month-end performance data, please call 1-866-759-5679.

WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$389,579,711
Number of Portfolio Holdings	274
Portfolio Turnover Rate	137%
Total Advisory Fees Paid	$1,320,239

WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Boliden AB	2.17%
Lundin Mining Corp.	1.78%
Hudbay Minerals, Inc.	1.60%
Shoals Technologies Group, Inc.	1.57%
Liberty Energy, Inc.	1.33%
Murphy Oil Corp.	1.31%
South32, Ltd.	1.31%
Inpex Corp.	1.30%
Southern Copper Corp.	1.22%
Sumitomo Forestry Co., Ltd.	1.21%
Total % of Top 10 Holdings	14.80%
Sector Allocation**

*	Less than 0.005%.
**	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/exchange-traded-funds/ccnr.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 866-759-5679.

AR-CCNR-103125

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the code of ethics described in Item 2(a) above were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics described in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit to this report.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees of the Registrant has designated Jeremy W. Deems as the Registrant’s “Audit Committee Financial Expert.” Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal years ended October 31, 2025 and October 31, 2024, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $153,000 and $141,000, respectively.

(b)	Audit-Related Fees: For the Registrant’s fiscal years ended October 31, 2025 and October 31, 2024, the aggregate fees billed for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $1,000, respectively.

(c)	Tax Fees: For the Registrant’s fiscal years ended October 31, 2025 and October 31, 2024, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $40,000 and $37,000, respectively. The fiscal year 2025 and 2024 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)	All Other Fees: For the Registrant’s fiscal years ended October 31, 2025 and October 31, 2024, no fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee. The Chairman of the Audit Committee may pre-approve non-audit services to be performed by the Registrant’s principal accountant on an interim basis, subject to ratification by the Audit Committee at its next regularly scheduled meeting.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, were $40,000 in the fiscal year ended October 31, 2025 and $37,000 in the fiscal year ended October 31, 2024. These fees consisted of non-audit fees billed to the Registrant of $40,000 in the fiscal year ended October 31, 2025 and $37,000 in the fiscal year ended October 31, 2024 as described in response to paragraph (c) above.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SS&C | ALPS ADVISORS

FINANCIAL STATEMENTS & OTHER INFORMATION

Annual Report

October 31, 2025

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

ALPS Global Opportunity Fund

ALPS Balanced Opportunity Fund

ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income)

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies

ALPS | CoreCommodity Management Complete Commodities® Strategy Fund
Consolidated Statement of Investments	1
Consolidated Statement of Assets and Liabilities	5
Consolidated Statement of Operations	6
Consolidated Statements of Changes in Net Assets	7
Consolidated Financial Highlights	8
Kotak India Equity Fund
Statement of Investments	12
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
ALPS Global Opportunity Fund
Statement of Investments	22
Statement of Assets and Liabilities	25
Statement of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	28
ALPS Balanced Opportunity Fund
Statement of Investments	33
Statement of Assets and Liabilities	36
Statement of Operations	37
Statements of Changes in Net Assets	38
Financial Highlights	39

ALPS Asset Allocation Growth & Income
Statement of Investments	43
Statement of Assets and Liabilities	44
Statement of Operations	45
Statements of Changes in Net Assets	46
Financial Highlights	47
Notes to Financial Statements and Financial Highlights	51
Report of Independent Registered Public Accounting Firm	71
Additional Information	72
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	73
Proxy Disclosures for Open-End Management Investment Companies	74
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	75
Statement Regarding Basis for Approval of Investment Advisory Contract	76

alpsfunds.com

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	October 31, 2025

		Value
	Shares	(Note 2)
COMMON STOCKS (0.00%)(a)
Great Britain (0.00%)(a)
Evraz PLC(b)(c)(d)(e)	91,946	$1,208

TOTAL COMMON STOCKS
(Cost $708,596)		1,208

EXCHANGE TRADED FUNDS (37.21%)
United States (37.21%)
ALPS | CoreCommodity Natural Resources ETF(f)	11,665,125	370,296,561

TOTAL EXCHANGE TRADED FUNDS
(Cost $244,531,201)		370,296,561

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (51.58%)
U.S. Treasury Bonds (51.58%)
United States Treasury Bill(g)
4.210%, 11/25/25(h)	$14,300,000	$14,266,146
4.155%, 11/28/25(h)	2,700,000	2,692,764
4.125%, 12/4/25(h)	5,000,000	4,983,340
3.980%, 12/30/25(h)	60,050,000	59,684,278
3.948%, 1/15/26(h)	120,100,000	119,183,719
3.935%, 1/29/26(h)	20,000,000	19,819,978
3.735%, 3/5/26(h)	74,700,000	73,755,033
United States Treasury Inflation Indexed Bonds
0.125%, 4/15/26	139,213,802	138,287,376
0.125%, 7/15/26	81,158,439	80,721,882
		513,394,516
TOTAL GOVERNMENT BONDS
(Cost $512,084,750)		513,394,516

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (10.15%)
Money Market Fund (10.15%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3.869%	100,977,227	100,977,227

TOTAL SHORT TERM INVESTMENTS
(Cost $100,977,227)			100,977,227

Value
(Note 2)
TOTAL INVESTMENTS (98.94%)
(Cost $858,301,774)	$984,669,512

Other Assets In Excess Of Liabilities (1.06%)	10,474,596
NET ASSETS - 100.00%	$995,144,108

(a)	Less than 0.005%.
(b)	Non-Income Producing Security.
(c)	Security deemed to be illiquid under the procedures utilized by the Valuation Designee. As of October 31, 2025, the fair value of illiquid securities in the aggregate was $1,208, representing less than 0.005% of the Fund's net assets.
(d)	Fair valued security; valued by the Valuation Designee in accordance with the procedures utilized by the valuation designee. As of October 31, 2025, these securities had a total value of $1,208 or less than 0.005% of the Fund's net assets.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the financial statements for additional information.
(f)	Affiliated Company. See Note 7 in Notes to Financial Statements and Financial Highlights. Financials for the affiliated company can be found at www.sec.gov.
(g)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(h)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $62,556,234.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries and regions are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

1 | October 31, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	October 31, 2025

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Unrealized Appreciation
Cocoa Future	Morgan Stanley	Short	(5)	03/16/26	$(312,500)	$54,322
Coffee 'C' Future	Morgan Stanley	Long	26	03/19/26	3,629,438	895,887
Copper Future	Morgan Stanley	Long	81	03/27/26	10,442,925	1,266,472
Corn Future	Morgan Stanley	Long	5	12/12/25	107,875	4,298
Corn Future	Morgan Stanley	Long	405	03/13/26	8,991,000	360,489
Gasoline RBOB Future	Morgan Stanley	Long	39	11/28/25	3,113,510	76,374
Gold 100 Oz Future	Morgan Stanley	Long	5	12/29/25	1,998,250	8,238
Gold 100 Oz Future	Morgan Stanley	Long	103	04/28/26	41,807,700	691,529
LME Aluminum Future	Morgan Stanley	Long	155	11/17/25	11,154,304	1,649,468
LME Aluminum Future	Morgan Stanley	Long	147	01/19/26	10,607,594	1,004,018
LME Aluminum Future	Morgan Stanley	Long	147	03/16/26	10,623,396	982,822
LME Lead Future	Morgan Stanley	Short	(21)	11/17/25	(1,050,410)	36,531
LME Lead Future	Morgan Stanley	Long	21	11/17/25	1,050,410	24,140
LME Lead Future	Morgan Stanley	Long	19	03/16/26	967,523	7,317
LME Nickel Future	Morgan Stanley	Short	(35)	11/17/25	(3,163,054)	63,122
LME Nickel Future	Morgan Stanley	Short	(32)	01/19/26	(2,919,444)	28,257
LME Zinc Future	Morgan Stanley	Long	48	11/17/25	3,749,976	580,836
LME Zinc Future	Morgan Stanley	Long	45	01/19/26	3,450,274	344,620
LME Zinc Future	Morgan Stanley	Long	95	03/16/26	7,237,789	229,683
Low Su Gasoil G Future	Morgan Stanley	Long	45	12/11/25	3,150,000	194,916
Low Su Gasoil G Future	Morgan Stanley	Long	62	03/12/26	4,113,700	102,154
Natural Gas Future	Morgan Stanley	Long	421	11/25/25	17,362,040	438,452
NY Harbor ULSD	Morgan Stanley	Short	(1)	11/28/25	(100,741)	793
NY Harbor ULSD	Morgan Stanley	Long	34	02/27/26	3,296,966	81,081
Palladium Future	Morgan Stanley	Long	5	12/29/25	727,550	47,538
Silver Future	Morgan Stanley	Long	6	12/29/25	1,444,800	78,286
Silver Future	Morgan Stanley	Long	44	03/27/26	10,725,440	2,272,067
Soybean Future	Morgan Stanley	Long	213	03/13/26	11,967,938	530,273
Soybean Meal Future	Morgan Stanley	Long	249	03/13/26	8,117,400	776,019
WTI Crude Future	Morgan Stanley	Long	211	11/20/25	12,866,780	9,196
WTI Crude Future	Morgan Stanley	Short	(172)	02/20/26	(10,330,320)	415,984
					$174,828,109	$13,255,182

See Notes to Financial Statements and Financial Highlights.

2 | October 31, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	October 31, 2025

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Unrealized Depreciation
Brent Crude Future	Morgan Stanley	Long	89	01/30/26	$5,683,540	$(146,357)
Brent Crude Future	Morgan Stanley	Long	147	03/31/26	9,358,020	(70,824)
Cotton No.2 Future	Morgan Stanley	Long	75	03/09/26	2,502,375	(50,808)
Frzn Concentrated OJ Future	Morgan Stanley	Long	5	01/09/26	131,475	(42,479)
Gasoline RBOB Future	Morgan Stanley	Long	45	02/27/26	3,548,475	(21,455)
Hard Red Winter Wheat Future	Morgan Stanley	Long	65	03/13/26	1,744,438	(61,513)
Lean Hogs Future	Morgan Stanley	Long	74	04/15/26	2,552,260	(175,503)
Live Cattle Future	Morgan Stanley	Long	50	04/30/26	4,534,500	(245,199)
LME Aluminum Future	Morgan Stanley	Short	(155)	11/17/25	(11,154,304)	(1,046,364)
LME Aluminum Future	Morgan Stanley	Short	(147)	01/19/26	(10,607,594)	(1,003,558)
LME Lead Future	Morgan Stanley	Short	(19)	01/19/26	(957,287)	(5,406)
LME Lead Future	Morgan Stanley	Long	19	01/19/26	957,287	(32,578)
LME Nickel Future	Morgan Stanley	Long	35	11/17/25	3,163,054	(163,036)
LME Nickel Future	Morgan Stanley	Long	32	01/19/26	2,919,444	(55,369)
LME Nickel Future	Morgan Stanley	Long	32	03/16/26	2,940,576	(28,111)
LME Zinc Future	Morgan Stanley	Short	(48)	11/17/25	(3,749,976)	(444,553)
LME Zinc Future	Morgan Stanley	Short	(45)	01/19/26	(3,450,274)	(236,160)
LME Zinc Future	Morgan Stanley	Short	(50)	03/16/26	(3,809,363)	(124,501)
Natural Gas Future	Morgan Stanley	Short	(56)	02/25/26	(2,106,160)	(99,988)
Robusta Coffee Future	Morgan Stanley	Long	69	03/25/26	3,079,470	(146,289)
Soybean Oil Future	Morgan Stanley	Long	96	12/12/25	2,803,968	(60,592)
Soybean Oil Future	Morgan Stanley	Long	136	03/13/26	4,048,992	(254,739)
Sugar #11 (World) Future	Morgan Stanley	Long	392	02/27/26	6,335,347	(1,200,378)
Wheat Future	Morgan Stanley	Long	105	03/13/26	2,879,625	(35,828)
					$23,347,888	$(5,751,588)

See Notes to Financial Statements and Financial Highlights.

3 | October 31, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	October 31, 2025

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Appreciation
UBS Group AG	CRB 3m Fwd TR Index**	$36,076,544	USB3MTA + 25 bps	11/28/2025	$36,076,555	$11
Citigroup	BCOM 3m Fwd TR Index***	141,809,481	USB3MTA + 11 bps	10/30/2026	141,809,484	3
Goldman Sachs	BCOM 3m Fwd TR Index***	31,523,273	USB3MTA + 11 bps	10/30/2026	31,523,275	2
RBC	BCOM 3m Fwd TR Index***	88,815,939	USB3MTA + 12 bps	10/30/2026	88,815,940	1
Citigroup	CRB 3m Fwd TR Index**	11,177,802	USB3MTA + 24 bps	10/30/2026	11,177,803	1
Bank of America - Merrill Lynch	BCOM 3m Fwd TR Index***	66,946,468	USB3MTA + 12 bps	10/30/2026	66,946,469	1
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	14,910,758	USB3MTA + 25 bps	6/30/2026	14,910,759	1
Societe Generale	BCOM 3m Fwd TR Index***	29,167,439	USB3MTA + 12 bps	10/30/2026	29,167,439	–
		$420,427,704			$420,427,724	$20

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau
***	BCOM – Bloomberg Commodity Index

See Notes to Financial Statements and Financial Highlights.

4 | October 31, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Assets and Liabilities	October 31, 2025

ASSETS
Investments, at value	$614,372,951
Investments in affiliates, at value	370,296,561
Cash	600,466
Unrealized appreciation on total return swap contracts	20
Receivable for shares sold	466,302
Receivable for variation margin on futures contracts	495,913
Receivable for total return swap resets	9,139,610
Deposit with broker for futures contracts (Note 3)	1,831,747
Dividends and interest receivable	505,140
Prepaid expenses and other assets	24,166
Total Assets	997,732,876
LIABILITIES
Payable for interest expense on total return swap contracts	1,397,918
Payable for shares redeemed	305,465
Investment advisory fees payable	591,837
Administration and transfer agency fees payable	166,597
Distribution and services fees payable	12,753
Trustees' fees and expenses payable	21,929
Professional fees payable	35,086
Accrued expenses and other liabilities	57,183
Total Liabilities	2,588,768
NET ASSETS	$995,144,108
NET ASSETS CONSIST OF
Paid-in capital	$812,810,497
Total distributable earnings/(accumulated losses)	182,333,611
NET ASSETS	$995,144,108
INVESTMENTS, AT COST	$613,770,573
INVESTMENTS IN AFFILIATES, AT COST	$244,531,201

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$8.46
Net Assets	$16,543,963
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,954,419
Class A:
Net Asset Value, offering and redemption price per share	$8.50
Net Assets	$6,093,136
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	716,681
Maximum offering price per share((NAV/0.9675), based on maximum sales charge of 3.25% of the offering price)	$8.79
Class C:
Net Asset Value, offering and redemption price per share(a)	$7.57
Net Assets	$7,164,969
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	946,525
Class I:
Net Asset Value, offering and redemption price per share	$8.66
Net Assets	$965,342,040
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	111,416,685

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

5 | October 31, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Operations	For the Year Ended October 31, 2025

INVESTMENT INCOME
Dividends	$6,941
Dividends from affiliated securities	3,667,585
Interest and other income, net of premium amortization and accretion of discount	27,525,025
Total Investment Income	31,199,551

EXPENSES
Investment advisory fees	7,924,385
Investment advisory fees - subsidiary (Note 8)	1,542,107
Administrative fees	1,083,772
Delegated transfer agent equivalent services fees	804,149
Distribution and service fees
Investor Class	60,615
Class A	17,729
Class C	73,631
Professional fees	66,902
Reports to shareholders and printing fees	54,069
State registration fees	72,977
Insurance fees	13,282
Custody fees	46,345
Trustees' fees and expenses	73,121
Repayment of previously waived fees
Class C	973
Class I	451,573
Miscellaneous expenses	37,344
Total Expenses	12,322,974
Less fees waived/reimbursed by investment advisor (Note 8)
Waiver of investment advisory fees - subsidiary	(1,542,107)
Class C	(5,424)
Less fees waived from investments in affiliated securities	(1,294,055)
Net Expenses	9,481,388
Net Investment Income	21,718,163
Net realized gain on investments	126,872
Net realized loss on investments - affiliated securities	(5,633,110)
Net realized gain on futures contracts	10,958,242
Net realized gain on total return swap contracts	33,846,445
Net realized gain on foreign currency transactions	190
Net Realized Gain	39,298,639
Net change in unrealized appreciation on investments	48,068
Net change in unrealized appreciation on affiliate investments	92,820,360
Net change in unrealized appreciation on futures contracts	12,107,581
Net change in unrealized depreciation on total return swap contracts	(395)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	5,114
Net Change in Unrealized Appreciation	104,980,728
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	144,279,367
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$165,997,530

See Notes to Financial Statements and Financial Highlights.

6 | October 31, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	October 31, 2025	October 31, 2024
OPERATIONS
Net investment income	$21,718,163	$34,227,541
Net realized gain/(loss)	39,298,639	(111,017,146)
Net change in unrealized appreciation	104,980,728	60,991,310
Net Increase/(Decrease) in Net Assets Resulting from Operations	165,997,530	(15,798,295)

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(473,338)	(628,729)
Class A	(167,868)	(321,104)
Class C	(238,435)	(556,037)
Class I	(23,959,864)	(48,168,669)
Net Decrease in Net Assets from Distributions	(24,839,505)	(49,674,539)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	2,814,870	6,405,379
Class A	2,266,476	718,516
Class C	284,649	708,915
Class I	204,145,622	289,585,856
Dividends reinvested
Investor Class	398,651	504,697
Class A	108,355	233,759
Class C	159,471	319,589
Class I	17,314,944	38,805,976
Shares redeemed, net of redemption fees
Investor Class	(6,954,131)	(10,658,023)
Class A	(3,885,020)	(5,258,139)
Class C	(3,827,439)	(8,628,856)
Class I	(299,369,014)	(960,357,350)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(86,542,566)	(647,619,681)

Net increase/(decrease) in net assets	54,615,459	(713,092,515)

NET ASSETS
Beginning of year	940,528,649	1,653,621,164
End of year	$995,144,108	$940,528,649

See Notes to Financial Statements and Financial Highlights.

7 | October 31, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Investor Class

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year	For the Year		For the Year	For the Year	For the Year
	Ended	Ended		Ended	Ended	Ended
	October 31,	October 31,		October 31,	October 31,	October 31,
	2025	2024		2023	2022	2021
Net asset value, beginning of period(a)	$7.29	$7.51		$8.47	$9.50	$6.06
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.16	0.20		0.21	0.05	0.11
Net realized and unrealized gain/(loss)	1.21	(0.19)		(0.61)	0.62	3.35
Total from investment operations	1.37	0.01		(0.40)	0.67	3.46
DISTRIBUTIONS:
From net investment income	(0.20)	(0.20)		(0.56)	(1.70)	(0.02)
From net realized gains	–	(0.03)		–	–	–
Total distributions	(0.20)	(0.23)		(0.56)	(1.70)	(0.02)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–	0.00	(c)	–	–	0.00 (c)
Net increase/(decrease) in net asset value	1.17	(0.22)		(0.96)	(1.03)	3.44
Net asset value, end of year	$8.46	$7.29		$7.51	$8.47	$9.50
TOTAL RETURN(d)	19.24%	0.36%		(5.01)%	9.65%	57.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$16,544	$17,849		$22,202	$89,645	$89,300
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)(f)	1.37%	1.36%		1.34%	1.36%	1.37%
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	1.23%	1.32%		1.34%	1.36%	1.37%
Ratio of net investment income to average net assets(f)(g)	2.14%	2.79%		2.66%	0.55%	1.36%
Portfolio turnover rate	19%	72	%(h)	59%	54%	54%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail).The ratio inclusive of that fee would be for the periods ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021 respectively, 1.53%, 1.50%, 1.52%, 1.53% and 1.55%.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Consolidated Statement of Investments.
(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(h)	Portfolio turnover does not include securities received or delivered in-kind.

See Notes to Financial Statements and Financial Highlights.

8 | October 31, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Class A

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year	For the Year		For the Year	For the Year	For the Year
	Ended	Ended		Ended	Ended	Ended
	October 31,	October 31,		October 31,	October 31,	October 31,
	2025	2024		2023	2022	2021
Net asset value, beginning of period(a)	$7.32	$7.53		$8.48	$9.52	$6.07
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.17	0.21		0.22	0.06	0.13
Net realized and unrealized gain/(loss)	1.21	(0.19)		(0.61)	0.60	3.34
Total from investment operations	1.38	0.02		(0.39)	0.66	3.47
DISTRIBUTIONS:
From net investment income	(0.20)	(0.20)		(0.56)	(1.70)	(0.02)
From net realized gains	–	(0.03)		–	–	–
Total distributions	(0.20)	(0.23)		(0.56)	(1.70)	(0.02)
Net increase/(decrease) in net asset value	1.18	(0.21)		(0.95)	(1.04)	3.45
Net asset value, end of year	$8.50	$7.32		$7.53	$8.48	$9.52
TOTAL RETURN(c)	19.30%	0.49%		(4.88)%	9.52%	57.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$6,093	$6,726		$11,362	$16,246	$7,349
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)(e)	1.30%	1.25%		1.25%	1.30%	1.32%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.16%	1.22%		1.25%	1.30%	1.32%
Ratio of net investment income to average net assets(d)(f)	2.20%	2.90%		2.83%	0.64%	1.56%
Portfolio turnover rate	19%	72	%(g)	59%	54%	54%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Consolidated Statement of Investments.
(e)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail).The ratio inclusive of that fee would be for the periods ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021 respectively, 1.46%, 1.39%, 1.43%, 1.47% and 1.50%.
(f)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(g)	Portfolio turnover does not include securities received or delivered in-kind.

See Notes to Financial Statements and Financial Highlights.

9 | October 31, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Class C

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year	For the Year		For the Year	For the Year		For the Year
	Ended	Ended		Ended	Ended		Ended
	October 31,	October 31,		October 31,	October 31,		October 31,
	2025	2024		2023	2022		2021
Net asset value, beginning of period(a)	$6.58	$6.84		$7.80	$8.94		$5.73
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.10	0.14		0.14	(0.01	)(c)	0.07
Net realized and unrealized gain/(loss)	1.08	(0.17)		(0.54)	0.56		3.14
Total from investment operations	1.18	(0.03)		(0.40)	0.55		3.21
DISTRIBUTIONS:
From net investment income	(0.19)	(0.20)		(0.56)	(1.69)		(0.01)
From net realized gains	–	(0.03)		–	–		–
Total distributions	(0.19)	(0.23)		(0.56)	(1.69)		(0.01)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–	–		–	–		0.01
Net increase/(decrease) in net asset value	0.99	(0.26)		(0.96)	(1.14)		3.21
Net asset value, end of year	$7.57	$6.58		$6.84	$7.80		$8.94
TOTAL RETURN(d)	18.43%	(0.31)%		(5.58)%	8.78%		56.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$7,165	$9,574		$17,910	$27,856		$13,789
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)(f)	2.11%	2.11%		2.01%	2.00%		2.00%
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	1.90%	2.02%		2.01%	2.00%		2.00%
Ratio of net investment income/(loss) to average net assets(f)(g)	1.49%	2.08%		2.03%	(0.08)%		0.84%
Portfolio turnover rate	19%	72	%(h)	59%	54%		54%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail).The ratio inclusive of that fee would be for the periods ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021 respectively, 2.26%, 2.25%, 2.19%, 2.18% and 2.18%.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Consolidated Statement of Investments.
(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(h)	Portfolio turnover does not include securities received or delivered in-kind.

See Notes to Financial Statements and Financial Highlights.

10 | October 31, 2025

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Class I

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year	For the Year		For the Year	For the Year		For the Year
	Ended	Ended		Ended	Ended		Ended
	October 31,	October 31,		October 31,	October 31,		October 31,
	2025	2024		2023	2022		2021
Net asset value, beginning of period(a)	$7.45	$7.65		$8.61	$9.62		$6.12
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.18	0.22		0.24	0.08		0.14
Net realized and unrealized gain/(loss)	1.23	(0.18)		(0.63)	0.61		3.38
Total from investment operations	1.41	0.04		(0.39)	0.69		3.52
DISTRIBUTIONS:
From net investment income	(0.20)	(0.21)		(0.57)	(1.70)		(0.02)
From net realized gains	–	(0.03)		–	–		–
Total distributions	(0.20)	(0.24)		(0.57)	(1.70)		(0.02)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–	–		–	(0.00	)(c)	0.00 (c)
Net increase/(decrease) in net asset value	1.21	(0.20)		(0.96)	(1.01)		3.50
Net asset value, end of year	$8.66	$7.45		$7.65	$8.61		$9.62
TOTAL RETURN(d)	19.41%	0.67%		(4.87)%	9.85%		57.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$965,342	$906,379		$1,602,146	$1,613,293		$1,154,123
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)(f)	1.14%	1.17%		1.16%	1.08%		1.09%
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	1.00%	1.12%		1.15%	1.08%		1.09%
Ratio of net investment income to average net assets(f)(g)	2.34%	2.92%		3.02%	0.84%		1.68%
Portfolio turnover rate	19%	72	%(h)	59%	54%		54%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail).The ratio inclusive of that fee would be for the periods ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021 respectively, 1.31%, 1.32%, 1.34%, 1.26% and 1.27%.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Consolidated Statement of Investments.
(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.
(h)	Portfolio turnover does not include securities received or delivered in-kind.

See Notes to Financial Statements and Financial Highlights.

11 | October 31, 2025

Kotak India Equity Fund

Statement of Investments	October 31, 2025

		Value
	Shares	(Note 2)
COMMON STOCKS (100.61%)
Communication Services (8.18%)
Diversified Telecommunication Services (1.64%)
Indus Towers, Ltd.(a)	1,584,853	$6,494,603

Interactive Media & Services (1.67%)
Info Edge India, Ltd.	425,505	6,601,994

Wireless Telecommunication Services (4.87%)
Bharti Airtel, Ltd.	770,000	17,830,264
Bharti Airtel, Ltd. partly paid	78,914	1,394,840
		19,225,104

TOTAL COMMUNICATION SERVICES		32,321,701

Consumer Discretionary (17.37%)
Automobile Components (5.52%)
Apollo Tyres, Ltd.	1,726,867	9,751,884
UNO Minda, Ltd.	866,767	12,065,203
		21,817,087
Automobiles (4.69%)
Eicher Motors, Ltd.	71,744	5,657,908
Mahindra & Mahindra, Ltd.	328,109	12,884,211
		18,542,119
Broadline Retail (1.54%)
Vishal Mega Mart, Ltd.(a)	3,727,423	6,067,296

Hotels, Restaurants & Leisure (3.95%)
Eternal, Ltd.(a)	4,368,577	15,591,097

Specialty Retail (1.67%)
Trent, Ltd.	124,571	6,580,125

TOTAL CONSUMER DISCRETIONARY		68,597,724

Consumer Staples (2.48%)
Personal Care Products (2.48%)
Godrej Consumer Products, Ltd.	778,979	9,810,817

TOTAL CONSUMER STAPLES		9,810,817

Energy (7.06%)
Oil, Gas & Consumable Fuels (7.06%)
Reliance Industries, Ltd.	1,665,346	27,865,981

TOTAL ENERGY		27,865,981

Financials (28.49%)
Banks (14.59%)
HDFC Bank, Ltd., ADR	102,000	3,694,440
HDFC Bank, Ltd.	2,102,246	23,374,556
ICICI Bank, Ltd., Sponsored ADR	835,000	25,300,500

		Value
	Shares	(Note 2)
Banks (continued)
ICICI Bank, Ltd.	345,598	$5,236,720
		57,606,216
Capital Markets (1.87%)
HDFC Asset Management Co., Ltd.(b)(c)	122,070	7,394,077

Consumer Finance (9.11%)
Bajaj Finance, Ltd.	1,293,398	15,190,454
Poonawalla Fincorp, Ltd.(a)	1,799,949	9,766,952
Shriram Finance, Ltd.	1,309,223	11,040,682
		35,998,088
Insurance (2.92%)
Max Financial Services, Ltd.(a)	662,405	11,529,754

TOTAL FINANCIALS		112,528,135

Health Care (8.07%)
Health Care Providers & Services (4.82%)
Fortis Healthcare, Ltd.	460,807	5,307,283
Max Healthcare Institute, Ltd.	1,062,274	13,735,056
		19,042,339
Pharmaceuticals (3.25%)
Piramal Pharma, Ltd.	2,118,525	4,759,783
Sun Pharmaceutical Industries, Ltd.	422,146	8,047,307
		12,807,090

TOTAL HEALTH CARE		31,849,429

Industrials (11.96%)
Aerospace & Defense (2.82%)
Bharat Electronics, Ltd.	2,319,953	11,124,684

Building Products (0.50%)
Apollo Pipes, Ltd.	567,537	1,962,369

Construction & Engineering (1.34%)
Voltas, Ltd.	339,911	5,293,284

Electrical Equipment (2.13%)
GE Vernova T&D India, Ltd.	245,809	8,410,609

Machinery (1.64%)
Jyoti CNC Automation, Ltd.(a)(c)	478,771	4,654,674
Thermax, Ltd.	50,747	1,839,556
		6,494,230

See Notes to Financial Statements and Financial Highlights.

12 | October 31, 2025

Kotak India Equity Fund

Statement of Investments	October 31, 2025

		Value
	Shares	(Note 2)
Passenger Airlines (3.53%)
InterGlobe Aviation, Ltd.(b)(c)	220,000	$13,938,904

TOTAL INDUSTRIALS		47,224,080

Information Technology (9.45%)
IT Services (9.45%)
Cognizant Technology Solutions Corp., Class A	216,000	15,742,080
Mphasis, Ltd.	273,172	8,490,987
Tech Mahindra, Ltd.	817,102	13,097,151
		37,330,218

TOTAL INFORMATION TECHNOLOGY		37,330,218

Materials (5.58%)
Construction Materials (4.40%)
Dalmia Bharat, Ltd.	256,762	6,056,234
UltraTech Cement, Ltd.	84,366	11,344,739
		17,400,973
Paper & Forest Products (1.18%)
Century Plyboards India, Ltd.	547,415	4,649,497

TOTAL MATERIALS		22,050,470

Real Estate (1.97%)
Real Estate Management & Development (1.97%)
Brigade Enterprises, Ltd.	664,486	7,763,729

TOTAL REAL ESTATE		7,763,729

TOTAL COMMON STOCKS
(Cost $326,219,619)		397,342,284

TOTAL INVESTMENTS (100.61%)
(Cost $326,219,619)		397,342,284

Liabilities In Excess Of Other Assets (-0.61%)		(2,398,701)

NET ASSETS (100.00%)		$394,943,583

(a)	Non-Income Producing Security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, the aggregate market value of those securities was $21,332,981, representing 5.40% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of October 31, 2025 the aggregate market value of those securities was $25,987,654, representing 6.58% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

13 | October 31, 2025

Kotak India Equity Fund

Statement of Assets and Liabilities	October 31, 2025

ASSETS
Investments, at value	$397,342,284
Cash	2,586,252
Foreign currency, at value (Cost $11,837,747)	10,849,777
Receivable for investments sold	618,270
Receivable for shares sold	114,400
Dividends and interest receivable	109,405
Prepaid expenses and other assets	17,373
Total Assets	411,637,761
LIABILITIES
Payable for investments purchased	1,250,591
Payable for shares redeemed	399,508
Payable for foreign capital gains tax	14,718,910
Investment advisory fees payable	158,073
Administration and transfer agency fees payable	56,537
Distribution and services fees payable	5,898
Trustees' fees and expenses payable	7,489
Professional fees payable	48,841
Accrued expenses and other liabilities	48,331
Total Liabilities	16,694,178
NET ASSETS	$394,943,583
NET ASSETS CONSIST OF
Paid-in capital	$328,513,630
Total distributable earnings/(accumulated losses)	66,429,953
NET ASSETS	$394,943,583
INVESTMENTS, AT COST	$326,219,619
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$16.74
Net Assets	$4,623,542
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	276,206
Class A:
Net Asset Value, offering and redemption price per share	$16.71
Net Assets	$3,654,438
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	218,675
Maximum offering price per share((NAV/0.9675), based on maximum sales charge of 3.25% of the offering price)	$17.27
Class C:
Net Asset Value, offering and redemption price per share(a)	$14.51
Net Assets	$2,557,624
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	176,267
Class I:
Net Asset Value, offering and redemption price per share	$17.71
Net Assets	$40,161,475
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,267,394
Class II:
Net Asset Value, offering and redemption price per share	$17.98
Net Assets	$343,946,504
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	19,124,892

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

14 | October 31, 2025

Kotak India Equity Fund

Statement of Operations	For the Year Ended October 31, 2025

INVESTMENT INCOME
Dividends	$2,897,140
Foreign taxes withheld on dividends	(594,047)
Interest and other income	140,966
Total Investment Income	2,444,059

EXPENSES
Investment advisory fees	2,497,072
Administrative fees	605,195
Delegated transfer agent equivalent services fees	18,078
Distribution and service fees
Investor Class	16,136
Class A	8,552
Class C	23,702
Professional fees	56,336
Reports to shareholders and printing fees	16,625
State registration fees	79,084
Insurance fees	11,032
Custody fees	56,830
Trustees' fees and expenses	27,877
Miscellaneous expenses	38,705
Total Expenses	3,455,224
Less fees waived/reimbursed by investment advisor (Note 8)
Class II	(450,380)
Net Expenses	3,004,844
Net Investment Loss	(560,785)
Net realized gain on investments	18,087,206
Net realized loss on foreign currency transactions	(234,018)
Net realized loss on foreign capital gains tax	(2,925,237)
Net Realized Gain	14,927,951
Net change in unrealized depreciation on investments	(10,764,270)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(244,686)
Net change in unrealized depreciation on foreign capital gains tax	(2,059,973)
Net Change in Unrealized Depreciation	(13,068,929)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,859,022
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,298,237

See Notes to Financial Statements and Financial Highlights.

15 | October 31, 2025

Kotak India Equity Fund

Statements of Changes in Net Assets

	For the Year
	Ended	For the Year
	October 31,	Ended
	2025(a)	October 31, 2024
OPERATIONS
Net investment income/(loss)	$(560,785)	$286,703
Net realized gain	14,927,951	55,472,804
Net change in unrealized appreciation/(depreciation)	(13,068,929)	21,642,191
Net Increase in Net Assets Resulting from Operations	1,298,237	77,401,698

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(726,906)	(214,130)
Class A	(357,984)	(68,855)
Class C	(369,945)	(66,560)
Class I	(4,710,734)	(1,081,718)
Class II	(45,884,533)	(12,029,229)
Net Decrease in Net Assets from Distributions	(52,050,102)	(13,460,492)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	1,032,495	2,929,288
Class A	2,478,085	931,483
Class C	884,840	946,442
Class I	20,824,601	8,395,129
Class II	–	35,000,000
Dividends reinvested
Investor Class	614,324	179,515
Class A	326,343	60,735
Class C	369,945	66,069
Class I	4,431,289	1,045,519
Class II	45,884,534	12,029,229
Shares redeemed, net of redemption fees
Investor Class	(1,565,327)	(3,237,236)
Class A	(1,398,236)	(229,770)
Class C	(663,956)	(121,084)
Class I	(15,100,390)	(3,506,538)
Class II	(9,000,000)	(45,000,000)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	49,118,547	9,488,781

Net increase/(decrease) in net assets	(1,633,318)	73,429,987

NET ASSETS
Beginning of year	396,576,901	323,146,914
End of year	$394,943,583	$396,576,901

(a)	Prior to September 2, 2025, Kotak India Equity Fund was known as ALPS | Kotak India ESG Fund.

See Notes to Financial Statements and Financial Highlights.

16 | October 31, 2025

Kotak India Equity Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year	For the Year		For the Year		For the Year	For the Year
	Ended	Ended		Ended		Ended	Ended
	October 31,	October 31,		October 31,		October 31,	October 31,
	2025(a)	2024		2023		2022	2021
Net asset value, beginning of period	$19.34	$16.32		$15.78		$18.70	$12.66
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.10)	(0.07	)(c)	(0.07	)(c)	(0.12)	(0.12)
Net realized and unrealized gain/(loss)	0.16	3.85		0.85		(1.82)	6.16
Total from investment operations	0.06	3.78		0.78		(1.94)	6.04
DISTRIBUTIONS:
From net investment income	(0.06)	–		–		(0.44)	–
From net realized gains	(2.60)	(0.76)		(0.25)		(0.54)	–
Total distributions	(2.66)	(0.76)		(0.25)		(0.98)	–
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00 (d)	0.00	(d)	0.01		0.00 (d)	0.00 (d)
Net increase/(decrease) in net asset value	(2.60)	3.02		0.54		(2.92)	6.04
Net asset value, end of year	$16.74	$19.34		$16.32		$15.78	$18.70
TOTAL RETURN(e)	0.00%	23.87%		5.06%		(10.90)%	47.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$4,624	$5,303		$4,596		$3,711	$3,814
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.22%	1.22%		1.37%		1.33%	1.35%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.22%	1.22%		1.37%		1.33%	1.35%
Ratio of net investment loss to average net assets	(0.59)%	(0.37)%		(0.43)%		(0.74)%	(0.73)%
Portfolio turnover rate	53%	75%		24%		18%	29%

(a)	Prior to September 2, 2025, Kotak India Equity Fund was known as ALPS | Kotak India ESG Fund.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

17 | October 31, 2025

Kotak India Equity Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year	For the Year		For the Year		For the Year	For the Year
	Ended	Ended		Ended		Ended	Ended
	October 31,	October 31,		October 31,		October 31,	October 31,
	2025(a)	2024		2023		2022	2021
Net asset value, beginning of period	$19.30	$16.29		$15.74		$18.62	$12.59
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)	(0.06	)(c)	(0.04	)(c)	(0.08)	(0.11)
Net realized and unrealized gain/(loss)	0.16	3.83		0.84		(1.82)	6.14
Total from investment operations	0.07	3.77		0.80		(1.90)	6.03
DISTRIBUTIONS:
From net investment income	(0.06)	–		–		(0.44)	–
From net realized gains	(2.60)	(0.76)		(0.25)		(0.54)	–
Total distributions	(2.66)	(0.76)		(0.25)		(0.98)	–
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–	–		0.00	(d)	–	0.00 (d)
Net increase/(decrease) in net asset value	(2.59)	3.01		0.55		(2.88)	6.03
Net asset value, end of year	$16.71	$19.30		$16.29		$15.74	$18.62
TOTAL RETURN(e)	0.05%	23.85%		5.14%		(10.70)%	47.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$3,654	$2,590		$1,499		$847	$762
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.19%	1.17%		1.23%		1.10%	1.30%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.19%	1.17%		1.23%		1.10%	1.30%
Ratio of net investment loss to average net assets	(0.57)%	(0.30)%		(0.26)%		(0.51)%	(0.68)%
Portfolio turnover rate	53%	75%		24%		18%	29%

(a)	Prior to September 2, 2025, Kotak India Equity Fund was known as ALPS | Kotak India ESG Fund.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

See Notes to Financial Statements and Financial Highlights.

18 | October 31, 2025

Kotak India Equity Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year	For the Year		For the Year		For the Year	For the Year
	Ended	Ended		Ended		Ended	Ended
	October 31,	October 31,		October 31,		October 31,	October 31,
	2025(a)	2024		2023		2022	2021
Net asset value, beginning of period	$17.20	$14.71		$14.34		$17.18	$11.70
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.19)	(0.18	)(c)	(0.15	)(c)	(0.21)	(0.21)
Net realized and unrealized gain/(loss)	0.14	3.43		0.77		(1.67)	5.69
Total from investment operations	(0.05)	3.25		0.62		(1.88)	5.48
DISTRIBUTIONS:
From net investment income	(0.04)	–		–		(0.42)	–
From net realized gains	(2.60)	(0.76)		(0.25)		(0.54)	–
Total distributions	(2.64)	(0.76)		(0.25)		(0.96)	–
Net increase/(decrease) in net asset value	(2.69)	2.49		0.37		(2.84)	5.48
Net asset value, end of year	$14.51	$17.20		$14.71		$14.34	$17.18
TOTAL RETURN(d)	(0.73)%	22.83%		4.38%		(11.52)%	46.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$2,558	$2,351		$1,210		$1,060	$1,598
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.97%	1.97%		2.00%		2.00%	2.00%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.97%	1.97%		2.00%		2.00%	2.00%
Ratio of net investment loss to average net assets	(1.33)%	(1.10)%		(1.02)%		(1.42)%	(1.37)%
Portfolio turnover rate	53%	75%		24%		18%	29%

(a)	Prior to September 2, 2025, Kotak India Equity Fund was known as ALPS | Kotak India ESG Fund.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

See Notes to Financial Statements and Financial Highlights.

19 | October 31, 2025

Kotak India Equity Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year	For the Year		For the Year		For the Year	For the Year
	Ended	Ended		Ended		Ended	Ended
	October 31,	October 31,		October 31,		October 31,	October 31,
	2025(a)	2024		2023		2022	2021
Net asset value, beginning of period	$20.27	$17.03		$16.40		$19.35	$13.05
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)	(0.01	)(c)	(0.00	)(c)(d)	(0.07)	(0.07)
Net realized and unrealized gain/(loss)	0.16	4.01		0.88		(1.89)	6.37
Total from investment operations	0.11	4.00		0.88		(1.96)	6.30
DISTRIBUTIONS:
From net investment income	(0.07)	–		–		(0.45)	–
From net realized gains	(2.60)	(0.76)		(0.25)		(0.54)	–
Total distributions	(2.67)	(0.76)		(0.25)		(0.99)	–
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00 (d)	0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)
Net increase/(decrease) in net asset value	(2.56)	3.24		0.63		(2.95)	6.30
Net asset value, end of year	$17.71	$20.27		$17.03		$16.40	$19.35
TOTAL RETURN(e)	0.28%	24.18%		5.43%		(10.62)%	48.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$40,161	$35,066		$24,026		$15,664	$16,053
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.93%	0.93%		1.00%		1.00%	1.00%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.93%	0.93%		1.00%		1.00%	1.00%
Ratio of net investment loss to average net assets	(0.29)%	(0.06)%		(0.02)%		(0.41)%	(0.45)%
Portfolio turnover rate	53%	75%		24%		18%	29%

(a)	Prior to September 2, 2025, Kotak India Equity Fund was known as ALPS | Kotak India ESG Fund.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

20 | October 31, 2025

Kotak India Equity Fund – Class II

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2025(a)	2024	2023	2022	2021
Net asset value, beginning of period	$20.51	$17.20	$16.52	$19.45	$13.08
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.02)	0.02	0.03	(0.03)	(0.02)
Net realized and unrealized gain/(loss)	0.17	4.05	0.90	(1.90)	6.39
Total from investment operations	0.15	4.07	0.93	(1.93)	6.37
DISTRIBUTIONS:
From net investment income	(0.08)	–	–	(0.46)	–
From net realized gains	(2.60)	(0.76)	(0.25)	(0.54)	–
Total distributions	(2.68)	(0.76)	(0.25)	(1.00)	–
Net increase/(decrease) in net asset value	(2.53)	3.31	0.68	(2.93)	6.37
Net asset value, end of year	$17.98	$20.51	$17.20	$16.52	$19.45
TOTAL RETURN(c)	0.47%	24.35%	5.69%	(10.42)%	48.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$343,947	$351,268	$291,815	$336,535	$375,605
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.88%	0.87%	0.88%	0.88%	0.91%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets	(0.11)%	0.10%	0.16%	(0.16)%	(0.11)%
Portfolio turnover rate	53%	75%	24%	18%	29%

(a)	Prior to September 2, 2025, Kotak India Equity Fund was known as ALPS | Kotak India ESG Fund.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

21 | October 31, 2025

ALPS Global Opportunity Fund

Statement of Investments	October 31, 2025

		Value
	Shares	(Note 2)
CLOSED-END FUNDS (10.93%)
Abrdn Private Equity Opportunities Trust PLC	89,211	$709,614
HarbourVest Global Private Equity, Ltd.(a)	17,678	708,695
HBM Healthcare Investments AG, Class A	1,958	487,938
HgCapital Trust PLC	358,884	2,266,633
NB Private Equity Partners, Ltd.	32,775	647,012
Oakley Capital Investments, Ltd.	133,197	979,891

TOTAL CLOSED-END FUNDS
(Cost $4,413,778)		5,799,783

COMMON STOCKS (87.33%)
Communications (4.52%)
Internet (4.52%)
Amazon.com, Inc.(a)	4,240	1,035,493
GoDaddy, Inc.(a)	4,270	568,465
Meta Platforms, Inc., Class A	1,230	797,471
		2,401,429

TOTAL COMMUNICATIONS		2,401,429

Consumer Discretionary (1.91%)
Retail (1.91%)
Wesfarmers, Ltd.	18,430	1,011,550

TOTAL CONSUMER DISCRETIONARY		1,011,550

Consumer Staples (1.52%)
Retail (1.52%)
Costco Wholesale Corp.	885	806,633

TOTAL CONSUMER STAPLES		806,633

Financials (61.54%)
Diversified Financial Services (36.35%)
Apollo Global Management, Inc.	14,930	1,855,948
Ares Management LP, Class A	15,300	2,275,263
Berkshire Hathaway, Inc., Class B(a)	4,219	2,014,741
Blackstone, Inc., Class A	13,385	1,962,777
Blue Owl Capital, Inc.	58,500	922,545
Hamilton Lane, Inc., Class A	8,715	993,162
Houlihan Lokey, Inc.	7,710	1,380,707
KKR & Co., Inc., Class A	19,445	2,300,927
Mastercard, Inc., Class A	1,085	598,909
Partners Group Holding AG	1,874	2,294,932
StepStone Group, Inc., Class A	19,655	1,196,596
TPG, Inc.	27,045	1,488,557
		19,285,064

		Value
	Shares	(Note 2)
Holding Companies-Diversified Operations (1.15%)
Sofina SA	2,215	$608,800

Investment Companies (11.37%)
3i Group PLC	53,435	3,092,312
Investor AB, B Shares	31,560	1,039,171
Italmobiliare SpA	16,450	618,129
Kinnevik AB, B Shares(a)	50,120	473,014
Mutares SE & Co. KGaA	25,405	810,980
		6,033,606

Private Equity (12.67%)
Brederode SA	15,669	1,856,788
Bridgepoint Group PLC(b)(c)	201,055	796,269
CVC Capital Partners PLC(b)(c)	46,625	778,709
EQT AB	35,845	1,238,717
Hercules Capital, Inc.	7,600	136,192
ICG PLC	62,902	1,597,953
Integral Corp.	14,415	319,164
		6,723,792

TOTAL FINANCIALS		32,651,262

Industrials (7.83%)
Commercial Services (1.71%)
FTAI Aviation, Ltd.	5,230	904,267

Electronics (1.46%)
OEM International AB, Class B	47,695	775,705

Engineering&Construction (1.16%)
IES Holdings, Inc.(a)	1,570	615,252

Machinery-Diversified (3.50%)
Carlisle Cos., Inc.	3,090	1,004,404
CSW Industrials, Inc.	1,345	336,815
Dover Corp.	2,845	516,254
		1,857,473

TOTAL INDUSTRIALS		4,152,697

Technology (10.01%)
Computers (1.58%)
Dell Technologies, Inc.	5,180	839,212

Electronics (1.16%)
Lagercrantz Group AB, B Shares	25,140	615,043

Semiconductors (1.65%)
Lam Research Corp.	5,576	877,997

Software (5.62%)
Adobe, Inc.(a)	1,810	615,961
Constellation Software, Inc.	276	726,347

See Notes to Financial Statements and Financial Highlights.

22 | October 31, 2025

ALPS Global Opportunity Fund

Statement of Investments	October 31, 2025

		Value
	Shares	(Note 2)
Software (continued)
Intuit, Inc.	1,035	$690,914
Microsoft Corp.	1,830	947,593
		2,980,815

TOTAL TECHNOLOGY		5,313,067

TOTAL COMMON STOCKS
(Cost $37,132,825)		46,336,638

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.63%)
Money Market Fund (1.63%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	4.008%	861,525	861,525

TOTAL MONEY MARKET FUND			861,525

TOTAL SHORT-TERM INVESTMENTS
(Cost $861,525)			861,525

TOTAL INVESTMENTS (99.89%)
(Cost $42,408,128)			52,997,946

Assets In Excess Of Other Liabilities (0.11%)			61,238

NET ASSETS (100.00%)			$53,059,184

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, the aggregate market value of those securities was $1,574,978, representing 2.97% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of October 31, 2025 the aggregate market value of those securities was $1,574,978, representing 2.97% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

23 | October 31, 2025

ALPS Global Opportunity Fund

Statement of Investments	October 31, 2025

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

			U.S. $ Value		U.S. $ Value
	Settlement	Fund	at October	Fund	at October	Unrealized
Counterparty	Date	Receiving	31, 2025	Delivering	31, 2025	Appreciation
State Street Bank & Trust Company	11/21/25	USD	$1,731,753	GBP	$1,675,025	$56,728
State Street Bank & Trust Company	01/26/26	USD	$1,676,576	GBP	$1,615,879	60,697
						$117,425

See Notes to Financial Statements and Financial Highlights.

24 | October 31, 2025

ALPS Global Opportunity Fund

Statement of Assets and Liabilities	October 31, 2025

ASSETS
Investments, at value	$52,997,946
Foreign currency, at value (Cost $12,465)	12,464
Unrealized appreciation on forward foreign currency contracts	117,425
Receivable for investments sold	402,439
Receivable for shares sold	13,472
Dividends and interest receivable	128,764
Prepaid expenses and other assets	14,381
Total Assets	53,686,891
LIABILITIES
Payable for investments purchased	399,316
Payable for shares redeemed	119,030
Investment advisory fees payable	41,325
Administration and transfer agency fees payable	10,845
Distribution and services fees payable	8,029
Trustees' fees and expenses payable	1,007
Professional fees payable	28,879
Custody fees payable	8,347
Accrued expenses and other liabilities	10,929
Total Liabilities	627,707
NET ASSETS	$53,059,184
NET ASSETS CONSIST OF
Paid-in capital	$40,784,700
Total distributable earnings/(accumulated losses)	12,274,484
NET ASSETS	$53,059,184
INVESTMENTS, AT COST	$42,408,128
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$6.42
Net Assets	$9,414,698
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,466,653
Class A:
Net Asset Value, offering and redemption price per share	$6.37
Net Assets	$5,878,172
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	922,682
Maximum offering price per share((NAV/0.9675), based on maximum sales charge of 3.25% of the offering price)	$6.58
Class C:
Net Asset Value, offering and redemption price per share(a)	$5.40
Net Assets	$1,071,625
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	198,324
Class I:
Net Asset Value, offering and redemption price per share	$6.73
Net Assets	$32,864,056
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	4,879,769
Class R:
Net Asset Value, offering and redemption price per share	$4.37
Net Assets	$3,830,633
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	877,092

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

25 | October 31, 2025

ALPS Global Opportunity Fund

Statement of Operations	For the Year Ended October 31, 2025

INVESTMENT INCOME
Dividends	$1,162,416
Foreign taxes withheld on dividends	(33,316)
Total Investment Income	1,129,100

EXPENSES
Investment advisory fees	519,381
Administrative fees	84,093
Delegated transfer agent equivalent services fees	28,358
Distribution and service fees
Investor Class	26,980
Class A	22,329
Class C	12,688
Class R	20,315
Professional fees	31,184
Reports to shareholders and printing fees	17,136
State registration fees	81,008
Insurance fees	920
Custody fees	5,511
Trustees' fees and expenses	3,317
Repayment of previously waived fees
Investor Class	104
Class I	873
Class R	382
Miscellaneous expenses	21,554
Total Expenses	876,133
Less fees waived/reimbursed by investment advisor (Note 8)
Investor Class	(386)
Class A	(196)
Class C	(1,089)
Class I	(27,886)
Class R	(946)
Net Expenses	845,630
Net Investment Income	283,470
Net realized gain on investments	9,312,204
Net realized loss on foreign currency transactions	(14,604)
Net realized loss on forward contracts	(102,765)
Net Realized Gain	9,194,835
Net change in unrealized depreciation on investments	(8,376,369)
Net change in unrealized appreciation on forward contracts	45,394
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	7,062
Net Change in Unrealized Depreciation	(8,323,913)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	870,922
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,154,392

See Notes to Financial Statements and Financial Highlights.

26 | October 31, 2025

ALPS Global Opportunity Fund

Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	October 31, 2025	October 31, 2024
OPERATIONS
Net investment income	$283,470	$854,390
Net realized gain	9,194,835	6,129,316
Net change in unrealized appreciation/(depreciation)	(8,323,913)	11,933,066
Net Increase in Net Assets Resulting from Operations	1,154,392	18,916,772

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(1,500,131)	(569,724)
Class A	(1,548,675)	(315,706)
Class C	(219,033)	(136,355)
Class I	(5,157,298)	(1,810,004)
Class R	(827,663)	(339,038)
Net Decrease in Net Assets from Distributions	(9,252,800)	(3,170,827)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	1,200,187	578,558
Class A	904,748	9,406,025
Class C	–	101,738
Class I	5,255,249	4,907,533
Class R	94,761	115,518
Dividends reinvested
Investor Class	1,298,349	486,607
Class A	1,504,376	289,805
Class C	196,795	122,517
Class I	4,797,337	1,706,420
Class R	827,663	339,038
Shares redeemed, net of redemption fees
Investor Class	(2,416,179)	(2,520,970)
Class A	(6,108,670)	(6,446,342)
Class C	(455,855)	(1,291,869)
Class I	(10,412,126)	(8,262,125)
Class R	(589,586)	(1,270,444)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(3,902,951)	(1,737,991)

Net increase/(decrease) in net assets	(12,001,359)	14,007,954

NET ASSETS
Beginning of year	65,060,543	51,052,589
End of year	$53,059,184	$65,060,543

See Notes to Financial Statements and Financial Highlights.

27 | October 31, 2025

ALPS Global Opportunity Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2025	2024	2023(a)	2022	2021
Net asset value, beginning of period	$7.32	$5.64	$5.09	$9.39	$6.47
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.02	0.08	0.07	0.05	0.00 (c)
Net realized and unrealized gain/(loss)	0.12	1.95	0.48	(2.37)	3.22
Total from investment operations	0.14	2.03	0.55	(2.32)	3.22
DISTRIBUTIONS:
From net investment income	(0.76)	(0.35)	–	(1.25)	–
From net realized gains	(0.28)	–	–	(0.73)	(0.30)
Total distributions	(1.04)	(0.35)	–	(1.98)	(0.30)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–	–	–	–	0.00 (c)
Net increase/(decrease) in net asset value	(0.90)	1.68	0.55	(4.30)	2.92
Net asset value, end of year	$6.42	$7.32	$5.64	$5.09	$9.39
TOTAL RETURN(d)	1.24%	37.47%	10.81%	(30.83)%	51.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$9,415	$10,665	$9,379	$10,256	$20,967
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.51%	1.58%	1.59%	1.46%	1.49%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.51%	1.58%	1.59%	1.46%	1.49%
Ratio of net investment income to average net assets(e)	0.33%	1.20%	1.20%	0.81%	0.01%
Portfolio turnover rate	31%	37%	21%	27%	43%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.

See Notes to Financial Statements and Financial Highlights.

28 | October 31, 2025

ALPS Global Opportunity Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2025	2024	2023(a)	2022	2021
Net asset value, beginning of period	$7.27	$5.61	$5.06	$9.35	$6.45
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.03	0.09	0.07	0.05	0.00 (c)
Net realized and unrealized gain/(loss)	0.11	1.92	0.48	(2.36)	3.20
Total from investment operations	0.14	2.01	0.55	(2.31)	3.20
DISTRIBUTIONS:
From net investment income	(0.76)	(0.35)	–	(1.25)	–
From net realized gains	(0.28)	–	–	(0.73)	(0.30)
Total distributions	(1.04)	(0.35)	–	(1.98)	(0.30)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–	–	–	–	0.00 (c)
Net increase/(decrease) in net asset value	(0.90)	1.66	0.55	(4.29)	2.90
Net asset value, end of year	$6.37	$7.27	$5.61	$5.06	$9.35
TOTAL RETURN(d)	1.24%	37.31%	10.87%	(30.85)%	51.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$5,878	$10,874	$5,379	$4,710	$4,188
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.49%	1.56%	1.57%	1.49%	1.47%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.49%	1.56%	1.57%	1.49%	1.47%
Ratio of net investment income to average net assets(e)	0.42%	1.27%	1.24%	0.88%	0.05%
Portfolio turnover rate	31%	37%	21%	27%	43%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.

See Notes to Financial Statements and Financial Highlights.

29 | October 31, 2025

ALPS Global Opportunity Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended
	October 31,		October 31,	October 31,	October 31,	October 31,
	2025		2024	2023(a)	2022	2021
Net asset value, beginning of period	$6.35		$4.96	$4.50	$8.59	$5.98
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.02	)(c)	0.03	0.03	0.00 (d)	(0.06)
Net realized and unrealized gain/(loss)	0.10		1.71	0.43	(2.12)	2.97
Total from investment operations	0.08		1.74	0.46	(2.12)	2.91
DISTRIBUTIONS:
From net investment income	(0.75)		(0.35)	–	(1.24)	–
From net realized gains	(0.28)		–	–	(0.73)	(0.30)
Total distributions	(1.03)		(0.35)	–	(1.97)	(0.30)
Net increase/(decrease) in net asset value	(0.95)		1.39	0.46	(4.09)	2.61
Net asset value, end of year	$5.40		$6.35	$4.96	$4.50	$8.59
TOTAL RETURN(e)	0.41%		36.58%	10.22%	(31.48)%	50.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$1,072		$1,523	$2,098	$4,507	$10,883
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)	2.34%		2.34%	2.32%	2.23%	2.20%
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	2.25%		2.25%	2.25%	2.23%	2.20%
Ratio of net investment income/(loss) to average net assets(f)	(0.39)%		0.53%	0.52%	0.03%	(0.73)%
Portfolio turnover rate	31%		37%	21%	27%	43%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.

See Notes to Financial Statements and Financial Highlights.

30 | October 31, 2025

ALPS Global Opportunity Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2025	2024	2023(a)	2022	2021
Net asset value, beginning of period	$7.62	$5.85	$5.25	$9.61	$6.61
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.11	0.09	0.07	0.02
Net realized and unrealized gain/(loss)	0.12	2.02	0.51	(2.44)	3.28
Total from investment operations	0.16	2.13	0.60	(2.37)	3.30
DISTRIBUTIONS:
From net investment income	(0.77)	(0.36)	–	(1.26)	–
From net realized gains	(0.28)	–	–	(0.73)	(0.30)
Total distributions	(1.05)	(0.36)	–	(1.99)	(0.30)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–	–	–	–	0.00 (c)
Net increase/(decrease) in net asset value	(0.89)	1.77	0.60	(4.36)	3.00
Net asset value, end of year	$6.73	$7.62	$5.85	$5.25	$9.61
TOTAL RETURN(d)	1.39%	37.77%	11.43%	(30.69)%	51.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$32,864	$37,732	$30,176	$36,321	$69,176
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.33%	1.32%	1.31%	1.22%	1.20%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.25%	1.25%	1.25%	1.22%	1.20%
Ratio of net investment income to average net assets(e)	0.59%	1.53%	1.55%	1.07%	0.29%
Portfolio turnover rate	31%	37%	21%	27%	43%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.

See Notes to Financial Statements and Financial Highlights.

31 | October 31, 2025

ALPS Global Opportunity Fund – Class R

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2025	2024	2023(a)	2022	2021
Net asset value, beginning of period	$5.31	$4.18	$3.78	$7.50	$5.23
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.00 (c)	0.05	0.04	0.03	(0.01)
Net realized and unrealized gain/(loss)	0.10	1.43	0.36	(1.77)	2.58
Total from investment operations	0.10	1.48	0.40	(1.74)	2.57
DISTRIBUTIONS:
From net investment income	(0.76)	(0.35)	–	(1.25)	–
From net realized gains	(0.28)	–	–	(0.73)	(0.30)
Total distributions	(1.04)	(0.35)	–	(1.98)	(0.30)
Net increase/(decrease) in net asset value	(0.94)	1.13	0.40	(3.72)	2.27
Net asset value, end of year	$4.37	$5.31	$4.18	$3.78	$7.50
TOTAL RETURN(d)	0.94%	37.41%	10.58%	(30.92)%	50.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$3,831	$4,267	$4,021	$4,140	$6,987
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.77%	1.77%	1.76%	1.68%	1.65%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.74%	1.75%	1.75%	1.68%	1.65%
Ratio of net investment income/(loss) to average net assets(e)	0.09%	1.03%	1.04%	0.61%	(0.17)%
Portfolio turnover rate	31%	37%	21%	27%	43%

(a)	Prior to January 24, 2023, the ALPS Global Opportunity Fund was known as the ALPS/Red Rocks Global Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.

See Notes to Financial Statements and Financial Highlights.

32 | October 31, 2025

ALPS Balanced Opportunity Fund

Statement of Investments	October 31, 2025

		Value
	Shares	(Note 2)
COMMON STOCKS (67.03%)
Communications (6.68%)
Entertainment Content (0.73%)
Walt Disney Co.	844	$95,051

Internet Media & Services (5.95%)
Alphabet, Inc., Class A	1,730	486,459
Meta Platforms, Inc., Class A	441	285,922
		772,381

TOTAL COMMUNICATIONS		867,432

Consumer Discretionary (7.73%)
Automotive (1.07%)
Tesla, Inc.(a)	303	138,338

E-Commerce Discretionary (3.29%)
Amazon.com, Inc.(a)	1,744	425,920

Leisure Facilities & Services (1.60%)
Marriott International, Inc., Class A	323	84,167
McDonald's Corp.	414	123,550
		207,717
Retail - Discretionary (1.77%)
Lowe's Cos., Inc.	450	107,159
O'Reilly Automotive, Inc.(a)	1,290	121,827
		228,986

TOTAL CONSUMER DISCRETIONARY		1,000,961

Consumer Staples (1.38%)
Retail - Consumer Staples (1.38%)
Costco Wholesale Corp.	88	80,208
Walmart, Inc.	980	99,156
		179,364

TOTAL CONSUMER STAPLES		179,364

Energy (2.76%)
Oil & Gas Producers (2.18%)
ConocoPhillips	1,452	129,025
Enbridge, Inc.	3,288	153,287
		282,312
Oil & Gas Services & Equipment (0.58%)
Baker Hughes Co.	1,555	75,278

TOTAL ENERGY		357,590

Financials (8.05%)
Banking (2.18%)
JPMorgan Chase & Co.	564	175,472

		Value
	Shares	(Note 2)
Banking (continued)
Wells Fargo & Co.	1,228	$106,799
		282,271
Institutional Financial Svcs (2.12%)
Goldman Sachs Group, Inc.	251	198,132
Intercontinental Exchange, Inc.	525	76,802
		274,934
Specialty Finance (3.75%)
American Express Co.	622	224,374
Mastercard, Inc., Class A	320	176,637
S&P Global, Inc.	173	84,287
		485,298

TOTAL FINANCIALS		1,042,503

Health Care (8.72%)
Biotech & Pharma (5.22%)
Gilead Sciences, Inc.	1,120	134,165
Johnson & Johnson	2,070	390,961
Vertex Pharmaceuticals, Inc.(a)	360	153,205
		678,331
Health Care Facilities & Svcs (1.32%)
HCA Healthcare, Inc.	151	69,412
IQVIA Holdings, Inc.(a)	470	101,736
		171,148
Medical Equipment & Devices (2.18%)
Boston Scientific Corp.(a)	859	86,518
Thermo Fisher Scientific, Inc.	345	195,750
		282,268

TOTAL HEALTH CARE		1,131,747

Industrials (10.67%)
Aerospace & Defense (1.58%)
RTX Corp.	1,150	205,275

Commercial Support Services (0.84%)
Waste Management, Inc.	546	109,074

Electrical Equipment (4.45%)
Amphenol Corp., Class A	2,130	296,794

Schneider Electric SE, ADR	1,360	77,112
TE Connectivity PLC	546	134,867
Trane Technologies PLC	149	66,849
		575,622
Machinery (3.03%)
Caterpillar, Inc.	446	257,458

See Notes to Financial Statements and Financial Highlights.

33 | October 31, 2025

ALPS Balanced Opportunity Fund

Statement of Investments	October 31, 2025

		Value
	Shares	(Note 2)
Machinery (continued)
Deere & Co.	292	$134,796
		392,254

Transportation & Logistics (0.77%)
Old Dominion Freight Line, Inc.	707	99,277

TOTAL INDUSTRIALS		1,381,502

Materials (1.22%)

Base Metal (0.44%)
Freeport-McMoRan, Inc.	1,361	56,754

Chemicals (0.78%)
Linde PLC	241	100,810

TOTAL MATERIALS		157,564

Real Estate (1.91%)
REIT (1.91%)
Equity LifeStyle Properties, Inc.	1,320	80,586
Welltower, Inc.	920	166,557
		247,143

TOTAL REAL ESTATE		247,143

Technology (14.92%)
Semiconductors (7.80%)
Lam Research Corp.	1,179	185,645
NVIDIA Corp.	1,767	357,800
QUALCOMM, Inc.	600	108,540
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,196	359,314
		1,011,299
Software (3.01%)
Microsoft Corp.	642	332,434
Synopsys, Inc.(a)	126	57,181
		389,615
Technology Hardware (3.29%)
Apple, Inc.	706	190,881
Corning, Inc.	1,560	138,965
Motorola Solutions, Inc.	237	96,390
		426,236
Technology Services (0.82%)
International Business Machines Corp.	346	106,364

TOTAL TECHNOLOGY		1,933,514

		Value
	Shares	(Note 2)
Technology Services (continued)
Utilities (2.99%)
Electric Utilities (2.99%)
Alliant Energy Corp.	760	$50,783
Duke Energy Corp.	907	112,740
NRG Energy, Inc.	625	107,413
PPL Corp.	3,177	116,024
		386,960

TOTAL UTILITIES		386,960

TOTAL COMMON STOCKS
(Cost $5,034,495)		8,686,280

EXCHANGE TRADED FUNDS (31.60%)
ALPS | Smith Core Plus Bond ETF(b)	156,457	4,094,480

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,092,278)		4,094,480

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.00%(c))
Mortgage Securities (0.00%(c))
Freddie Mac REMICS, Series 1996-1843 7.000%, 04/15/2026	$4	4

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4)		4

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.43%)
Money Market Fund (1.43%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	4.008%	185,104	185,104

TOTAL SHORT TERM INVESTMENTS
(Cost $185,104)			185,104

TOTAL INVESTMENTS (100.06%)
(Cost $9,311,881)			12,965,868

Liabilities In Excess Of Other Assets (-0.06%)			(7,942)

NET ASSETS (100.00%)			$12,957,926

See Notes to Financial Statements and Financial Highlights.

34 | October 31, 2025

ALPS Balanced Opportunity Fund

Statement of Investments	October 31, 2025

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 7 in Notes to Financial Statements and Financial Highlights. Financials for the affiliated company can be found at www.sec.gov.
(c)	Less than 0.005%.

See Notes to Financial Statements and Financial Highlights.

35 | October 31, 2025

ALPS Balanced Opportunity Fund

Statement of Assets and Liabilities	October 31, 2025

ASSETS
Investments, at value	$8,871,388
Investments in affiliates, at value	4,094,480
Receivable for shares sold	1,000
Dividends and interest receivable	4,107
Receivable due from advisor	8,414
Prepaid expenses and other assets	31,042
Total Assets	13,010,431
LIABILITIES
Administration and transfer agency fees payable	4,908
Distribution and services fees payable	156
Trustees' fees and expenses payable	217
Professional fees payable	41,215
Accrued expenses and other liabilities	6,009
Total Liabilities	52,505
NET ASSETS	$12,957,926
NET ASSETS CONSIST OF
Paid-in capital	$8,459,224
Total distributable earnings/(accumulated losses)	4,498,702
NET ASSETS	$12,957,926
INVESTMENTS, AT COST	$5,219,603
INVESTMENTS IN AFFILIATES, AT COST	$4,092,278
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$13.46
Net Assets	$754,105
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	56,029
Class A:
Net Asset Value, offering and redemption price per share	$13.48
Net Assets	$3,318,822
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	246,205
Maximum offering price per share ((NAV/0.9675), based on maximum sales charge of 3.25% of the offering price)	$13.93
Class C:
Net Asset Value, offering and redemption price per share(a)	$13.34
Net Assets	$666,845
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	50,000
Class I:
Net Asset Value, offering and redemption price per share	$13.41
Net Assets	$8,218,154
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	613,063

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

36 | October 31, 2025

ALPS Balanced Opportunity Fund

Statement of Operations	For the Year Ended October 31, 2025

INVESTMENT INCOME
Dividends	$113,067
Dividends from affiliated securities	186,179
Foreign taxes withheld on dividends	(5,594)
Total Investment Income	293,652

EXPENSES
Investment advisory fees	86,026
Administrative fees	12,171
Delegated transfer agent equivalent servcies fees	12,340
Distribution and service fees
Class C	3,732
Professional fees	22,811
Reports to shareholders and printing fees	9,422
State registration fees	64,550
Insurance fees	171
Custody fees	7,018
Trustees' fees and expenses	904
Repayment of previously waived fees
Investor Class	1,855
Class A	5,906
Class C	1,643
Class I	22,117
Miscellaneous expenses	15,239
Total Expenses	265,905
Less fees waived/reimbursed by investment advisor (Note 8)
Investor Class	(8,434)
Class A	(26,244)
Class C	(7,406)
Class I	(116,129)
Less fees waived from investments in affiliated securities (Note 8)	(23,613)
Net Expenses	84,079
Net Investment Income	209,573
Net realized gain on investments	941,538
Net realized loss on investments - affiliated securities	(35,418)
Net realized loss on foreign currency transactions	(5)
Net Realized Gain	906,115
Net change in unrealized appreciation on investments	271,952
Net change in unrealized appreciation on investments - affiliated securities	74,327
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	15
Net Change in Unrealized Appreciation	346,294
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,252,409
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,461,982

See Notes to Financial Statements and Financial Highlights.

37 | October 31, 2025

ALPS Balanced Opportunity Fund

Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	October 31,	October 31,
	2025	2024
OPERATIONS
Net investment income	$209,573	$383,208
Net realized gain	906,115	2,709,891
Net change in unrealized appreciation	346,294	2,080,937
Net Increase in Net Assets Resulting from Operations	1,461,982	5,174,036

DISTRIBUTIONS
From distributable earnings
Investor Class	(76,353)	(10,981)
Class A	(151,683)	(19,827)
Class C	(64,385)	(5,448)
Class I	(1,000,403)	(349,404)
Net Decrease in Net Assets from Distributions	(1,292,824)	(385,660)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	22,906	15,660
Class A	1,833,452	–
Class I	37,930	4,892,899
Dividends reinvested
Investor Class	8,075	1,002
Class A	16,173	–
Class C	3	14
Class I	953,107	311,292
Shares redeemed
Investor Class	(27,424)	(7,273)
Class A	(11,534)	(1)
Class C	–	(3,145)
Class I	(2,660,816)	(17,537,750)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	171,872	(12,327,302)

Net increase/(decrease) in net assets	341,030	(7,538,926)

NET ASSETS
Beginning of year	12,616,896	20,155,822
End of year	$12,957,926	$12,616,896

See Notes to Financial Statements and Financial Highlights.

38 | October 31, 2025

ALPS Balanced Opportunity Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year	For the Year		For the Year	For the Year		For the Year
	Ended	Ended		Ended	Ended		Ended
	October 31,	October 31,		October 31,	October 31,		October 31,
	2025	2024(a)		2023	2022		2021
Net asset value, beginning of period	$13.24	$10.56		$10.22	$12.19		$9.88
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.22	0.23		0.17	0.10		0.04
Net realized and unrealized gain/(loss)	1.37	2.65		0.35	(1.94)		2.32
Total from investment operations	1.59	2.88		0.52	(1.84)		2.36
DISTRIBUTIONS:
From net investment income	(0.23)	(0.20)		(0.18)	(0.11)		(0.05)
From net realized gains	(1.14)	–		–	(0.02)		–
From tax return of capital	–	–		–	(0.00	)(c)	–
Total distributions	(1.37)	(0.20)		(0.18)	(0.13)		(0.05)
Net increase/(decrease) in net asset value	0.22	2.68		0.34	(1.97)		2.31
Net asset value, end of year	$13.46	$13.24		$10.56	$10.22		$12.19
TOTAL RETURN(d)	12.87%	27.42%		5.09%	(15.17)%		23.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$754	$739		$582	$651		$784
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.03%	2.20	%(f)	1.82%	1.56%		1.67%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	0.64%	0.79	%(f)	1.09%	1.12%		1.12%
Ratio of net investment income to average net assets(e)(g)	1.75%	1.89%		1.60%	0.86%		0.38%
Portfolio turnover rate	44%	131%		74%	108%		126%

(a)	Prior to October 3, 2024, the ALPS Balanced Opportunity Fund was known as the ALPS | Smith Balanced Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Investor Class shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.

See Notes to Financial Statements and Financial Highlights.

39 | October 31, 2025

ALPS Balanced Opportunity Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year	For the Year		For the Year	For the Year		For the Year
	Ended	Ended		Ended	Ended		Ended
	October 31,	October 31,		October 31,	October 31,		October 31,
	2025	2024(a)		2023	2022		2021
Net asset value, beginning of period	$13.24	$10.56		$10.22	$12.19		$9.88
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.21	0.24		0.17	0.10		0.04
Net realized and unrealized gain/(loss)	1.39	2.64		0.35	(1.94)		2.32
Total from investment operations	1.60	2.88		0.52	(1.84)		2.36
DISTRIBUTIONS:
From net investment income	(0.22)	(0.20)		(0.18)	(0.11)		(0.05)
From net realized gains	(1.14)	–		–	(0.02)		–
From tax return of capital	–	–		–	(0.00	)(c)	–
Total distributions	(1.36)	(0.20)		(0.18)	(0.13)		(0.05)
Net increase/(decrease) in net asset value	0.24	2.68		0.34	(1.97)		2.31
Net asset value, end of year	$13.48	$13.24		$10.56	$10.22		$12.19
TOTAL RETURN(d)	12.94%	27.40%		5.06%	(15.16)%		23.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$3,319	$1,324		$1,056	$1,063		$1,219
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.02%	2.18	%(f)	1.87%	1.56%		1.66%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	0.64%	0.78	%(f)	1.12%	1.11%		1.11%
Ratio of net investment income to average net assets(e)(g)	1.69%	1.90%		1.57%	0.87%		0.39%
Portfolio turnover rate	44%	131%		74%	108%		126%

(a)	Prior to October 3, 2024, the ALPS Balanced Opportunity Fund was known as the ALPS | Smith Balanced Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	According to the Fund's shareholder services plan with respect to the Fund's Class A shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.
(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.

See Notes to Financial Statements and Financial Highlights.

40 | October 31, 2025

ALPS Balanced Opportunity Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year	For the Year	For the Year	For the Year		For the Year
	Ended	Ended	Ended	Ended		Ended
	October 31,	October 31,	October 31,	October 31,		October 31,
	2025	2024(a)	2023	2022		2021
Net asset value, beginning of period	$13.13	$10.51	$10.17	$12.14		$9.88
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.14	0.10	0.09	0.01		(0.04)
Net realized and unrealized gain/(loss)	1.36	2.63	0.35	(1.92)		2.31
Total from investment operations	1.50	2.73	0.44	(1.91)		2.27
DISTRIBUTIONS:
From net investment income	(0.15)	(0.11)	(0.10)	(0.04)		(0.01)
From net realized gains	(1.14)	–	–	(0.02)		–
From tax return of capital	–	–	–	(0.00	)(c)	–
Total distributions	(1.29)	(0.11)	(0.10)	(0.06)		(0.01)
Net increase/(decrease) in net asset value	0.21	2.62	0.34	(1.97)		2.26
Net asset value, end of year	$13.34	$13.13	$10.51	$10.17		$12.14
TOTAL RETURN(d)	12.19%	26.04%	4.32%	(15.81)%		22.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$667	$657	$528	$524		$607
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.63%	3.22%	2.60%	2.30%		2.40%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.26%	1.85%	1.85%	1.85%		1.85%
Ratio of net investment income/(loss) to average net assets(e)(f)	1.14%	0.84%	0.84%	0.13%		(0.35)%
Portfolio turnover rate	44%	131%	74%	108%		126%

(a)	Prior to October 3, 2024, the ALPS Balanced Opportunity Fund was known as the ALPS | Smith Balanced Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.

See Notes to Financial Statements and Financial Highlights.

41 | October 31, 2025

ALPS Balanced Opportunity Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year	For the Year	For the Year	For the Year		For the Year
	Ended	Ended	Ended	Ended		Ended
	October 31,	October 31,	October 31,	October 31,		October 31,
	2025	2024(a)	2023	2022		2021
Net asset value, beginning of period	$13.20	$10.56	$10.22	$12.19		$9.88
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.22	0.23	0.20	0.12		0.08
Net realized and unrealized gain/(loss)	1.36	2.64	0.35	(1.93)		2.31
Total from investment operations	1.58	2.87	0.55	(1.81)		2.39
DISTRIBUTIONS:
From net investment income	(0.23)	(0.23)	(0.21)	(0.14)		(0.08)
From net realized gains	(1.14)	–	–	(0.02)		–
From tax return of capital	–	–	–	(0.00	)(c)	–
Total distributions	(1.37)	(0.23)	(0.21)	(0.16)		(0.08)
Net increase/(decrease) in net asset value	0.21	2.64	0.34	(1.97)		2.31
Net asset value, end of year	$13.41	$13.20	$10.56	$10.22		$12.19
TOTAL RETURN(d)	12.82%	27.38%	5.37%	(14.93)%		24.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$8,218	$9,897	$17,990	$24,176		$37,410
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.18%	2.06%	1.72%	1.41%		1.39%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	0.66%	0.85%	0.85%	0.85%		0.85%
Ratio of net investment income to average net assets(e)(f)	1.75%	1.88%	1.83%	1.10%		0.67%
Portfolio turnover rate	44%	131%	74%	108%		126%

(a)	Prior to October 3, 2024, the ALPS Balanced Opportunity Fund was known as the ALPS | Smith Balanced Opportunity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.

See Notes to Financial Statements and Financial Highlights.

42 | October 31, 2025

ALPS Asset Allocation Growth & Income

Statement of Investments	October 31, 2025

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (100.26%)
Debt (25.70%)
iShares® Core U.S. Aggregate Bond ETF	45,215	$4,545,916
RiverFront Dynamic Core Income ETF(a)	87,308	1,989,749
Riverfront Strategic Income Fund(a)	296,730	6,881,169
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	8,490	779,042
Vanguard® Intermediate-Term Treasury ETF	36,650	2,205,597
Vanguard® Mortgage-Backed Securities ETF	68,680	3,238,949
		19,640,422
Equity (74.56%)
ALPS Active Equity Opportunity ETF(a)	165,685	10,971,893
ALPS Electrification Infrastructure ETF(a)	128,775	4,722,179
ALPS International Sector Dividend Dogs ETF(a)	97,965	3,605,798
ALPS O'Shares U.S. Quality Dividend ETF(a)	55,610	3,113,604
iShares® Core MSCI International Developed Markets ETF	93,500	7,548,255
iShares® Core S&P 500® ETF	7,675	5,259,140
RiverFront Dynamic US Dividend Advantage ETF(a)	227,632	14,465,171
Vanguard® International High Dividend Yield ETF	18,860	1,607,438
Vanguard® Total Stock Market ETF	16,945	5,683,692
		56,977,170

TOTAL EXCHANGE TRADED FUNDS
(Cost $60,361,844)		76,617,592

TOTAL INVESTMENTS (100.26%)
(Cost $60,361,844)		$76,617,592

Liabilities In Excess Of Other Assets (-0.26%)		(195,231)

NET ASSETS (100.00%)		$76,422,361

(a)	Affiliated Company. See Note 7 in Notes to Financial Statements and Financial Highlights. Financials for the affiliated company can be found at www.sec.gov.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements and Financial Highlights.

43 | October 31, 2025

ALPS Asset Allocation Growth & Income

Statement of Assets and Liabilities	October 31, 2025

ALPS Asset
Allocation
Growth &
Income
ASSETS
Investments, at value	$30,868,029
Investments in affiliates, at value	45,749,563
Receivable for shares sold	393
Dividends and interest receivable	288
Total Assets	76,618,273
LIABILITIES
Payable for shares redeemed	7,444
Unitary administrative fees payable	25,362
Distribution and services fees payable	9,464
Payable due to custodian - overdraft	153,642
Total Liabilities	195,912
NET ASSETS	$76,422,361
NET ASSETS CONSIST OF
Paid-in capital	$57,176,649
Total distributable earnings/(accumulated losses)	19,245,712
NET ASSETS	$76,422,361
INVESTMENTS, AT COST	$26,007,212
INVESTMENTS IN AFFILIATES, AT COST	$34,354,632
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$15.42
Net Assets	$8,438,474
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	547,341
Class A:
Net Asset Value, offering and redemption price per share	$15.40
Net Assets	$21,444,647
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,392,875
Maximum offering price per share ((NAV/0.9675), based on maximum sales charge of 3.25% of the offering price)	$15.91
Class C:
Net Asset Value, offering and redemption price per share(a)	$14.76
Net Assets	$3,673,694
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	248,909
Class I:
Net Asset Value, offering and redemption price per share	$15.36
Net Assets	$42,865,546
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,790,017

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

44 | October 31, 2025

ALPS Asset Allocation Growth & Income

Statement of Operations	For the Year Ended October 31, 2025

ALPS Asset
Allocation
Growth &
Income
INVESTMENT INCOME
Dividends	$1,290,808
Dividends from affiliated securities	1,113,791
Total Investment Income	2,404,599

EXPENSES
Unitary administrative fees	163,079
Distribution and service fees
Investor Class	20,594
Class A	52,460
Class C	40,717
Total Expenses	276,850
Net Expenses	276,850
Net Investment Income	2,127,749
Net realized gain on investments	878,569
Net realized gain on investments - affiliated securities	3,459,767
Net realized gain	4,338,336
Net change in unrealized appreciation on investments	1,648,743
Net change in unrealized appreciation on investments - affiliated securities	1,258,921
Net change in unrealized appreciation	2,907,664
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,246,000
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,373,749

See Notes to Financial Statements and Financial Highlights.

45 | October 31, 2025

ALPS Asset Allocation Growth & Income

Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	October 31, 2025(a)	October 31, 2024
OPERATIONS
Net investment income	$2,127,749	$2,411,226
Net realized gain	4,338,336	254,316
Net change in unrealized appreciation	2,907,664	13,829,643
Net Increase in Net Assets Resulting from Operations	9,373,749	16,495,185
TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(228,570)	(260,033)
Class A	(580,920)	(669,037)
Class C	(90,228)	(146,313)
Class I	(1,256,382)	(1,435,407)
Net Decrease in Net Assets from Distributions	(2,156,100)	(2,510,790)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	53,725	54,187
Class A	1,158,885	2,588,064
Class C	118,384	361,187
Class I	4,547,612	3,713,854
Dividends reinvested
Investor Class	223,868	254,438
Class A	551,469	649,196
Class C	82,433	141,151
Class I	1,241,366	1,413,318
Shares redeemed
Investor Class	(1,012,526)	(1,078,857)
Class A	(3,900,494)	(4,478,867)
Class C	(1,701,345)	(3,996,604)
Class I	(9,702,897)	(10,033,679)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(8,339,520)	(10,412,612)
Net increase/(decrease) in net assets	(1,121,871)	3,571,783
NET ASSETS
Beginning of year	77,544,232	73,972,449
End of year	$76,422,361	$77,544,232

(a)	Prior to February 28, 2025, ALPS Asset Allocation Growth & Income was known as RiverFront Asset Allocation Growth & Income.

See Notes to Financial Statements and Financial Highlights.

46 | October 31, 2025

ALPS Asset Allocation Growth & Income – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended
	October 31,		October 31,	October 31,	October 31,	October 31,
	2025(a)		2024	2023	2022	2021
Net asset value, beginning of period	$13.98		$11.66	$12.00	$14.45	$11.84
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.39		0.40	0.40	0.37	0.14
Net realized and unrealized gain/(loss)	1.45		2.35	0.14	(2.49)	2.62
Total from investment operations	1.84		2.75	0.54	(2.12)	2.76
DISTRIBUTIONS:
From net investment income	(0.40)		(0.43)	(0.42)	(0.33)	(0.14)
From net realized gains	–		–	(0.46)	–	–
Tax return of capital	–		–	–	–	(0.01)
Total distributions	(0.40)		(0.43)	(0.88)	(0.33)	(0.15)
Net increase/(decrease) in net asset value	1.44		2.32	(0.34)	(2.45)	2.61
Net asset value, end of year	$15.42		$13.98	$11.66	$12.00	$14.45
TOTAL RETURN(c)	13.41%		23.67%	4.53%	(14.82)%	23.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$8,438		$8,380	$7,687	$9,269	$6,921
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	0.47	%(e)	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	0.47	%(e)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(d)(f)	2.73%		3.01%	3.29%	2.84%	1.04%
Portfolio turnover rate	113%		36%	13%	127%	13%

(a)	Prior to February 28, 2025, ALPS Asset Allocation Growth & Income was known as RiverFront Asset Allocation Growth & Income.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Effective February 28, 2025, the contractual unitary administrative fee rate changed from 0.25% to 0.20% of average daily net assets.
(f)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.

See Notes to Financial Statements and Financial Highlights.

47 | October 31, 2025

ALPS Asset Allocation Growth & Income – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended
	October 31,		October 31,	October 31,	October 31,	October 31,
	2025(a)		2024	2023	2022	2021
Net asset value, beginning of period	$13.96		$11.65	$11.99	$14.43	$11.83
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.39		0.40	0.40	0.37	0.14
Net realized and unrealized gain/(loss)	1.45		2.34	0.14	(2.48)	2.61
Total from investment operations	1.84		2.74	0.54	(2.11)	2.75
DISTRIBUTIONS:
From net investment income	(0.40)		(0.43)	(0.42)	(0.33)	(0.14)
From net realized gains	–		–	(0.46)	–	–
From tax return of capital	–		–	–	–	(0.01)
Total distributions	(0.40)		(0.43)	(0.88)	(0.33)	(0.15)
Net increase/(decrease) in net asset value	1.44		2.31	(0.34)	(2.44)	2.60
Net asset value, end of year	$15.40		$13.96	$11.65	$11.99	$14.43
TOTAL RETURN(c)	13.43%		23.60%	4.54%	(14.76)%	23.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$21,445		$21,604	$19,110	$18,794	$6,139
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	0.47	%(e)	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	0.47	%(e)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(d)(f)	2.73%		3.00%	3.26%	2.89%	1.05%
Portfolio turnover rate	113%		36%	13%	127%	13%

(a)	Prior to February 28, 2025, ALPS Asset Allocation Growth & Income was known as RiverFront Asset Allocation Growth & Income.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Effective February 28, 2025, the contractual unitary administrative fee rate changed from 0.25% to 0.20% of average daily net assets.
(f)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.

See Notes to Financial Statements and Financial Highlights.

48 | October 31, 2025

ALPS Asset Allocation Growth & Income – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended
	October 31,		October 31,	October 31,	October 31,	October 31,
	2025(a)		2024	2023	2022	2021
Net asset value, beginning of period	$13.41		$11.20	$11.57	$13.94	$11.45
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.28		0.29	0.31	0.26	0.04
Net realized and unrealized gain/(loss)	1.37		2.25	0.11	(2.39)	2.52
Total from investment operations	1.65		2.54	0.42	(2.13)	2.56
DISTRIBUTIONS:
From net investment income	(0.30)		(0.33)	(0.33)	(0.24)	(0.06)
From net realized gains	–		–	(0.46)	–	–
Tax return of capital	–		–	–	–	(0.01)
Total distributions	(0.30)		(0.33)	(0.79)	(0.24)	(0.07)
Net increase/(decrease) in net asset value	1.35		2.21	(0.37)	(2.37)	2.49
Net asset value, end of year	$14.76		$13.41	$11.20	$11.57	$13.94
TOTAL RETURN(c)	12.51%		22.77%	3.68%	(15.39)%	22.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$3,674		$4,820	$7,118	$13,432	$11,049
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	1.22	%(e)	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.22	%(e)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets(d)(f)	2.04%		2.24%	2.60%	2.03%	0.29%
Portfolio turnover rate	113%		36%	13%	127%	13%

(a)	Prior to February 28, 2025, ALPS Asset Allocation Growth & Income was known as RiverFront Asset Allocation Growth & Income.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Effective February 28, 2025, the contractual unitary administrative fee rate changed from 0.25% to 0.20% of average daily net assets.
(f)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.

See Notes to Financial Statements and Financial Highlights.

49 | October 31, 2025

ALPS Asset Allocation Growth & Income – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year		For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended
	October 31,		October 31,	October 31,	October 31,	October 31,
	2025(a)		2024	2023	2022	2021
Net asset value, beginning of period	$13.93		$11.62	$11.96	$14.40	$11.79
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.42		0.43	0.43	0.40	0.18
Net realized and unrealized gain/(loss)	1.44		2.34	0.14	(2.48)	2.61
Total from investment operations	1.86		2.77	0.57	(2.08)	2.79
DISTRIBUTIONS:
From net investment income	(0.43)		(0.46)	(0.45)	(0.36)	(0.16)
From net realized gains	–		–	(0.46)	–	–
Tax return of capital	–		–	–	–	(0.02)
Total distributions	(0.43)		(0.46)	(0.91)	(0.36)	(0.18)
Net increase/(decrease) in net asset value	1.43		2.31	(0.34)	(2.44)	2.61
Net asset value, end of year	$15.36		$13.93	$11.62	$11.96	$14.40
TOTAL RETURN(c)	13.64%		23.94%	4.80%	(14.60)%	23.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$42,866		$42,740	$40,057	$47,655	$40,106
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	0.22	%(e)	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	0.22	%(e)	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(d)(f)	2.97%		3.25%	3.54%	3.06%	1.29%
Portfolio turnover rate	113%		36%	13%	127%	13%

(a)	Prior to February 28, 2025, ALPS Asset Allocation Growth & Income was known as RiverFront Asset Allocation Growth & Income.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Effective February 28, 2025, the contractual unitary administrative fee rate changed from 0.25% to 0.20% of average daily net assets.
(f)	The recognition of net investment income is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.

See Notes to Financial Statements and Financial Highlights.

50 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the financial statements and financial highlights of the following five funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, Kotak India Equity Fund (formerly ALPS | Kotak India ESG Fund), ALPS Global Opportunity Fund, ALPS Balanced Opportunity Fund and ALPS Asset Allocation Growth & Income (formerly RiverFront Asset Allocation Growth & Income) (each, a “Fund” and collectively, the “Funds”).

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns, consistent with prudent investment management. Kotak India Equity Fund seeks to achieve long-term capital appreciation. The ALPS Global Opportunity Fund seeks to maximize total return. The ALPS Balanced Opportunity Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. ALPS Asset Allocation Growth & Income seeks to achieve long-term growth and income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). All intercompany transactions have been eliminated upon consolidation. The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of October 31, 2025, net assets of the CoreCommodity Fund were $995,144,108 of which $205,504,559 or 20.65%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services – Investment Companies”. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. Each Fund’s Treasurer is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

51 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by ALPS Advisors, Inc. (the “Adviser” or “AAI”) as the valuation designee (the "Valuation Designee"), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limited move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For Kotak India Equity Fund and ALPS Global Opportunity Fund, who hold equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the Valuation Designee. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Funds' portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or "Trustees") has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

52 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of October 31, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$–	$–	$1,208	$1,208
Exchange Traded Funds	370,296,561	–	–	370,296,561
Government Bonds	–	513,394,516	–	513,394,516
Short Term Investments	100,977,227	–	–	100,977,227
Total	$471,273,788	$513,394,516	$1,208	$984,669,512
Other Financial Instruments
Assets
Total Return Swap Contracts	$–	$20	$–	$20
Futures Contracts	13,255,182	–	–	13,255,182
Liabilities
Futures Contracts	(5,751,588)	–	–	(5,751,588)
Total	$7,503,594	$20	$–	$7,503,614

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Kotak India Equity Fund
Common Stocks
Communication Services	$–	$32,321,701	$–	$32,321,701
Consumer Discretionary	–	68,597,724	–	68,597,724
Consumer Staples	–	9,810,817	–	9,810,817
Energy	–	27,865,981	–	27,865,981
Financials	28,994,940	83,533,195	–	112,528,135
Health Care	13,735,056	18,114,373	–	31,849,429
Industrials	8,410,609	38,813,471	–	47,224,080
Information Technology	15,742,080	21,588,138	–	37,330,218
Materials	–	22,050,470	–	22,050,470
Real Estate	–	7,763,729	–	7,763,729
Total	$66,882,685	$330,459,599	$–	$397,342,284

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Global Opportunity Fund
Closed-End Funds	$979,891	$4,819,892	$–	$5,799,783
Common Stocks
Communications	2,401,429	–	–	2,401,429
Consumer Discretionary	–	1,011,550	–	1,011,550
Consumer Staples	806,633	–	–	806,633
Financials	17,744,453	14,906,809	–	32,651,262
Industrials	3,376,992	775,705	–	4,152,697
Technology	4,698,024	615,043	–	5,313,067
Short-Term Investments	861,525	–	–	861,525
Total	$30,868,947	$22,128,999	$–	$52,997,946
Other Financial Instruments
Assets:
Forward Contracts	$–	$117,425	$–	$117,425
Total	$–	$117,425	$–	$117,425

53 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Balanced Opportunity Fund
Common Stocks(a)	$8,686,280	$–	$–	$8,686,280
Exchange Traded Funds	4,094,480	–	–	4,094,480
Collateralized Mortgage Obligations	–	4	–	4
Short Term Investments	185,104	–	–	185,104
Total	$12,965,864	$4	$–	$12,965,868

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Asset Allocation Growth & Income
Exchange Traded Funds	$76,617,592	$–	$–	$76,617,592
Total	$76,617,592	$–	$–	$76,617,592

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Consolidated Statement of Investments or Statements of Investments.

The Funds, except for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the year ended October 31, 2025. As of October 31, 2025, the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund held securities classified as Level 3 in the fair value hierarchy valued at $1,208, which represents less than 0.005% of net assets.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the year ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations or Consolidated Statement of Operation. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. For tax purposes, the Subsidiary is an exempt Cayman Islands investment company and has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation ("CFC") and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund's taxable income.

Distributions to Shareholders: Each Fund, except ALPS Balanced Opportunity Fund and ALPS Asset Allocation Growth & Income, normally pays dividends and distributes capital gains, if any, on an annual basis. ALPS Balanced Opportunity Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. ALPS Asset Allocation Growth & Income normally pays dividends, if any, on a quarterly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

54 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for withholding taxes or certain foreign securities, as soon as information is available to each Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statements of Operations or Consolidated Statement of Operations.

Cash Management Transactions: Kotak India Equity Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statement of Assets and Liabilities under Cash and Foreign currency, at value. As of October 31, 2025, the Kotak India Equity Fund had $2,586,252 cash balance participating in the BBH CMS. As of October 31, 2025, the Kotak India Equity Fund did not have any foreign cash balances participating in the BBH CMS.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

55 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to a Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors. See the applicable Fund’s prospectus for a discussion of the risks associated with an investment in the fund.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments or Consolidated Statement of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

56 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations or Consolidated Statement of Operations.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at October 31, 2025 are disclosed after the Statements of Investments or Consolidated Statement of Investments.

57 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

The average notional amount of the swap positions held in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the year ended October 31, 2025 was $404,053,943. Only the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund held swap positions as of October 31, 2025.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The average value of futures contracts held in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the year ended October 31, 2025 was $242,757,223 for long futures and $64,453,865 for short futures. Only the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund invested in futures contracts as of October 31, 2025.

Forward Foreign Currency Contracts: Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. The average value of forward foreign currency contracts held in the ALPS Global Opportunity Fund for the year ended October 31, 2025 was $3,635,907. Only the ALPS Global Opportunity Fund invested in forward foreign currency contracts as of October 31, 2025.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations or Consolidated Statement of Operations. As of October 31, 2025, the Funds were not invested in option contracts.

58 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

Derivatives Instruments: The following tables disclose the amounts related to each Fund’s use of derivative instruments.

The effect of derivatives instruments on the Statement of Assets and Liabilities for the year ended October 31, 2025:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)
Commodity Contracts (Futures Contracts)	Unrealized appreciation on futures contracts(b)	$13,255,182	Unrealized depreciation on futures contracts(b)	$(5,751,588)
Commodity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	20	Unrealized depreciation on total return swap contracts	-
Total		$13,255,202		$(5,751,588)
ALPS Global Opportunity Fund
Foreign Exchange Rate Contracts (Forward Foreign Currency Contracts)	Unrealized appreciation on forward foreign currency contracts	$117,425	Unrealized depreciation on forward foreign currency contracts	$–
Total		$117,425		$–

(a)	The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund consolidates the statement of assets and liabilities.
(b)	Represents cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Investments. Only the current day's net variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The effect of derivatives instruments on the Statements of Operations for the year ended October 31, 2025:

		Realized
		Gain/(Loss)	Change in Unrealized
		on Derivatives	Appreciation/(Depreciation) on
		Recognized	Derivatives Recognized in
Risk Exposure	Statement of Operations Location	in Income	Income
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)
Commodity Contracts (Futures Contracts)	Net realized gain on futures contracts/ Net change in unrealized appreciation on futures contracts	$10,958,242	$12,107,581
Commodity Contracts (Total Return Swap Contracts)	Net realized gain on total return swap contracts/ Net change in unrealized depreciation on total return swap contracts	33,846,445	(395)
Total		$44,804,687	$12,107,186
ALPS Global Opportunity Fund
Foreign Exchange Rate Contracts (Forward Foreign Currency Contracts)	Net realized loss on forward foreign currency contracts/Net change in unrealized appreciation on forward foreign currency contracts	(102,765)	45,394
Total		$(102,765)	$45,394

(a)	The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund consolidates the statement of operations.

59 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of

October 31, 2025:

Offsetting of Derivatives Asset

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Net Amount
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Total Return Swap Contracts	$20	$–	$20	$–	$–	$20
Total	$20	$–	$20	$–	$–	$20

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Funds for the fiscal year ended October 31, 2025 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$24,839,505	$–
Kotak India Equity Fund	1,500,070	50,550,032
ALPS Global Opportunity Fund	6,799,990	2,452,810
ALPS Balanced Opportunity Fund	218,633	1,074,191
ALPS Asset Allocation Growth & Income	2,156,100	–

The tax character of distributions paid by the Funds for the fiscal year ended October 31, 2024 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$43,887,247	$5,787,292
Kotak India Equity Fund	–	13,460,492
ALPS Global Opportunity Fund	3,170,827	–
ALPS Balanced Opportunity Fund	385,660	–
ALPS Asset Allocation Growth & Income	2,510,790	–

60 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

Components of Distributable Earnings on a Tax Basis: At October 31, 2025, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to differences in the treatment of commodity related controlled foreign corporations, prior year tax return true ups, and equalization.

For the fiscal year ended October 31, 2025, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Fund	Paid-in Capital	Distributable earnings
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$(5,566,858)	$5,566,858
ALPS Global Opportunity Fund	1,046,707	(1,046,707)

As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed net investment income	Accumulated net realized gain/(loss) on investments	Other cumulative effect of timing differences	Net unrealized appreciation/(depreciation) on investments	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$65,680,921	$(16,281,197)	$–	$132,933,887	$182,333,611
Kotak India Equity Fund	2,857,281	15,779,557	–	47,793,115	66,429,953
ALPS Global Opportunity Fund	2,674,594	4,459,951	–	5,139,939	12,274,484
ALPS Balanced Opportunity Fund	–	889,457	–	3,609,245	4,498,702
ALPS Asset Allocation Growth & Income	85,166	3,005,350	–	16,155,196	19,245,712

Capital loss carryovers used during the year ended October 31, 2025 for ALPS Asset Allocation Growth & Income were $821,959.

Capital Losses: Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of October 31, 2025, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$8,607,975	$7,673,222

Unrealized Appreciation and Depreciation on Investments: As of October 31, 2025, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$559,875,405	$(426,945,596)	$4,078	$132,933,887	$859,243,317
Kotak India Equity Fund	105,078,058	(56,295,882)*	(989,061)	47,793,115	333,841,198
ALPS Global Opportunity Fund	7,546,500	(2,399,526)	(7,035)	5,139,939	47,850,972
ALPS Balanced Opportunity Fund	3,661,249	(52,070)	66	3,609,245	9,356,689
ALPS Asset Allocation Growth & Income	16,108,529	(69,456)	116,123	16,155,196	60,578,519

*	Net of foreign capital gain tax accrual of $14,718,910.

The differences between book cost and tax cost of investments and unrealized appreciation/depreciation are primarily attributed to the tax deferral of losses on wash sales, passive foreign investment companies (PFICs), and C-corp basis adjustments.

61 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, in-kind transactions and U.S. Government Obligations during the year ended October 31, 2025 were as follows:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)	$101,539,629	$101,693,935
Kotak India Equity Fund	204,672,177	213,334,768
ALPS Global Opportunity Fund	18,426,151	31,655,982
ALPS Balanced Opportunity Fund	5,353,571	6,784,923
ALPS Asset Allocation Growth & Income	83,966,666	91,270,002

(a)	Purchases and sales for ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund are consolidated and include the balances of CoreCommodity Management Cayman Commodity Fund, Ltd. (wholly owned subsidiary).

6. BENEFICIAL INTEREST TRANSACTIONS

Shares redeemed within 30 days of purchase for Kotak India Equity Fund may incur a 2% short-term redemption fee deducted from the redemption amount.

For the year ended October 31, 2025, the amounts listed below were retained by the Funds. These amounts are reflected in “Shares redeemed” in the Consolidated Statements of Changes in Net Assets and Statements of Changes in Net Assets.

	Redemption Fee Retained
Fund	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Class	$–	$15
Kotak India Equity Fund - Investor Class	131	1,034
Kotak India Equity Fund - Class I	4,071	627

62 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

Transactions in shares of capital stock were as follows:

	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
Investor Class
Shares sold	376,072	888,033
Dividends reinvested	55,678	72,723
Shares redeemed	(924,554)	(1,470,539)
Net decrease in shares outstanding	(492,804)	(509,783)
Class A
Shares sold	292,921	98,246
Dividends reinvested	15,091	33,586
Shares redeemed	(510,314)	(722,582)
Net decrease in shares outstanding	(202,302)	(590,750)
Class C
Shares sold	42,324	108,607
Dividends reinvested	24,763	50,728
Shares redeemed	(575,967)	(1,324,208)
Net decrease in shares outstanding	(508,880)	(1,164,873)
Class I
Shares sold	26,513,500	39,402,274
Dividends reinvested	2,368,665	5,488,823
Shares redeemed	(39,184,674)	(132,628,021)
Net decrease in shares outstanding	(10,302,509)	(87,736,924)

	Kotak India Equity Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Investor Class
Shares sold	61,126	162,526
Dividends reinvested	35,842	10,685
Shares redeemed	(94,975)	(180,609)
Net increase/(decrease) in shares outstanding	1,993	(7,398)
Class A
Shares sold	148,419	50,117
Dividends reinvested	19,073	3,622
Shares redeemed	(82,976)	(11,623)
Net increase in shares outstanding	84,516	42,116
Class C
Shares sold	60,775	57,289
Dividends reinvested	24,729	4,390
Shares redeemed	(45,892)	(7,295)
Net increase in shares outstanding	39,612	54,384
Class I
Shares sold	1,169,373	442,493
Dividends reinvested	244,958	59,506
Shares redeemed	(877,006)	(182,924)
Net increase in shares outstanding	537,325	319,075
Class II
Shares sold	–	1,956,553
Dividends reinvested	2,501,884	677,703
Shares redeemed	(500,578)	(2,479,609)
Net increase in shares outstanding	2,001,306	154,647

63 | October 31, 2025

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October 31, 2025

	ALPS Global Opportunity Fund
	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
Investor Class
Shares sold	176,597	86,871
Dividends reinvested	193,207	81,372
Shares redeemed	(359,914)	(373,297)
Net increase/(decrease) in shares outstanding	9,890	(205,054)
Class A
Shares sold	135,537	1,455,931
Dividends reinvested	225,544	48,789
Shares redeemed	(933,434)	(968,586)
Net increase/(decrease) in shares outstanding	(572,353)	536,134
Class C
Shares sold	–	18,042
Dividends reinvested	34,525	23,471
Shares redeemed	(76,013)	(224,245)
Net decrease in shares outstanding	(41,488)	(182,732)
Class I
Shares sold	754,025	703,860
Dividends reinvested	681,440	274,786
Shares redeemed	(1,507,357)	(1,188,494)
Net decrease in shares outstanding	(71,892)	(209,848)
Class R
Shares sold	20,907	25,705
Dividends reinvested	180,712	78,119
Shares redeemed	(128,776)	(260,862)
Net increase/(decrease) in shares outstanding	72,843	(157,038)

	ALPS Balanced Opportunity Fund
	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
Investor Class
Shares sold	1,869	1,192
Dividends reinvested	641	81
Shares redeemed	(2,272)	(589)
Net increase in shares outstanding	238	684
Class A
Shares sold	145,862	–
Dividends reinvested	1,281	–
Shares redeemed	(941)	–
Net increase in shares outstanding	146,202	–
Class C
Dividends reinvested	–	1
Shares redeemed	–	(254)
Net decrease in shares outstanding	–	(253)
Class I
Shares sold	2,970	406,157
Dividends reinvested	75,975	25,388
Shares redeemed	(215,775)	(1,385,290)
Net decrease in shares outstanding	(136,830)	(953,745)

64 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

	ALPS Asset Allocation Growth & Income
	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
Investor Class
Shares sold	3,913	4,094
Dividends reinvested	15,775	18,586
Shares redeemed	(71,741)	(82,469)
Net decrease in shares outstanding	(52,053)	(59,789)
Class A
Shares sold	81,861	195,337
Dividends reinvested	38,898	47,526
Shares redeemed	(275,215)	(336,373)
Net decrease in shares outstanding	(154,456)	(93,510)
Class C
Shares sold	8,469	28,662
Dividends reinvested	6,080	10,814
Shares redeemed	(125,124)	(315,434)
Net decrease in shares outstanding	(110,575)	(275,958)
Class I
Shares sold	323,945	278,523
Dividends reinvested	87,726	103,652
Shares redeemed	(689,623)	(761,891)
Net decrease in shares outstanding	(277,952)	(379,716)

7. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the year ended October 31, 2025 were as follows:

Security Name	Fair Value as of October 31, 2024	Purchases	Sales	Fair Value as of October 31, 2025	Share Balance as of October 31, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
ALPS | CoreCommodity Natural Resources ETF	$283,263,618	$101,539,628	$(101,693,935)	$370,296,561	11,665,125	$3,667,585	$92,820,360	$(5,633,110)
	$283,263,618	$101,539,628	$(101,693,935)	$370,296,561		$3,667,585	$92,820,360	$(5,633,110)

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS Balanced Opportunity Fund for the year ended October 31, 2025 were as follows:

Security Name	Fair Value as of October 31, 2024	Purchases	Sales	Fair Value as of October 31, 2025	Share Balance as of October 31, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
ALPS | Smith Core Plus Bond ETF	$3,874,500	$1,488,647	$(1,307,576)	$4,094,480	156,457	$186,179	$74,327	$(35,418)
	$3,874,500	$1,488,647	$(1,307,576)	$4,094,480		$186,179	$74,327	$(35,418)

65 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS Asset Allocation Growth & Income for the year ended October 31, 2025 were as follows:

Security Name	Fair Value as of October 31, 2024	Purchases	Sales	Fair Value as of October 31, 2025	Share Balance as of October 31, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
RiverFront Dynamic Core
Income ETF	$5,094,281	$–	$(3,111,023)	$1,989,749	87,308	$147,008	$181,568	$(175,077)
Riverfront Strategic Income Fund	2,677,482	4,512,028	(349,076)	6,881,169	296,730	260,756	56,401	(15,666)
ALPS Active Equity Opportunity ETF	3,078,000	13,380,842	(6,206,597)	10,971,893	165,685	80,013	1,188,492	(468,844)
ALPS Electrification Infrastructure ETF	–	3,560,485	–	4,722,179	128,775	18,528	1,161,694	–
ALPS International Sector Dividend Dogs ETF	–	3,283,177	–	3,605,798	97,965	92,130	322,621	–
ALPS O'Shares U.S. Quality
Dividend ETF	–	2,837,689	–	3,113,604	55,610	24,622	275,915	–
RiverFront Dynamic US Dividend Advantage ETF	15,680,105	1,675,130	(4,796,254)	14,465,171	227,632	289,216	552,390	1,353,800
First Trust RiverFront Dynamic Developed International ETF	10,632,584	–	(10,944,896)	–	–	150,765	(2,144,888)	2,457,200
First Trust RiverFront Dynamic Emerging Markets ETF	2,782,025	–	(2,755,107)	–	–	50,753	(335,272)	308,354
	$39,944,477	$29,249,351	$(28,162,953)	$45,749,563		$1,113,791	$1,258,921	$3,459,767

8. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

ALPS Advisors, Inc. (“AAI”) acts as the Funds’ investment adviser. AAI is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

AAI has delegated daily management of the Funds listed below to the corresponding Sub-Advisor(s) listed in the table below. Each Sub-Advisor manages the investments of each Fund in accordance with its investment objective, policies and limitations and investment guidelines established jointly by AAI and the Board.

Fund	Sub-Advisor(s)
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	CoreCommodity Management, LLC
Kotak India Equity Fund	Kotak Mahindra Asset Management (Singapore) Pte. Ltd
ALPS Asset Allocation Growth & Income	RiverFront Investment Group, LLC(a)

(a)	Effective Februray 28, 2025, RiverFront Asset Allocation Growth & Income changed its name to the ALPS Asset Allocation Growth & Income. Additionally, RiverFront Investment Group, LLC ceased to serve as sub-adviser to the Fund and ALPS Advisors, Inc., the Fund’s investment adviser, assumed all responsibility for selecting the Fund’s investments.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Funds listed below pay AAI an annual management fee which is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	0.85%
Kotak India Equity Fund	0.65%
ALPS Global Opportunity Fund	0.85%
ALPS Balanced Opportunity Fund	0.70%

66 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

Pursuant to the Administrative Services Agreement, the ALPS Asset Allocation Growth & Income Fund pays an annual unitary administrative fee which is based on each Fund’s average daily net assets. The unitary administrative fee is paid on a monthly basis. The following table reflects the Fund's contractual unitary administrative fee rate (expressed as an annual rate).

Fund	Contractual Unitary Fee
ALPS Asset Allocation Growth & Income	0.20%*

*	Effective February 28, 2025 the contractual unitary fee changed from 0.25% to 0.20%.

Pursuant to an Investment Sub-Advisory Agreement, AAI pays the Sub-Advisors of the Funds listed below an annual sub-advisory management fee which is based on each Fund’s average daily assets. AAI is required to pay all fees due to each Sub-Advisor out of the management fee AAI receives from each Fund listed below. The following table reflects the Funds’ contractual sub-advisory fee rates.

	Average Daily Net Assets
Fund	of the Fund	Contractual Sub-Advisory Fee
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	All Asset Levels	0.75%
Kotak India Equity Fund	All Asset Levels	0.56%

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

AAI and CoreCommodity Management LLC have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage commissions, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

Kotak India Equity Fund

AAI and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS Global Opportunity Fund

AAI has contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, shareholder service fees, brokerage expenses, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS Balanced Opportunity Fund

AAI has contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, shareholder service fees, brokerage expenses, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

These agreements are reevaluated on an annual basis. Expense limitation ratios from the current agreements are listed below. Fees waived or reimbursed for the year ended October 31, 2025 are disclosed on the Statement of Operations or Consolidated Statement of Operations.

Fund*	Investor Class	Class A	Class C	Class I	Class II	Class R
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	1.05%	1.05%	1.05%	1.15%	N/A	N/A
Kotak India Equity Fund	1.00%	1.00%	1.00%	1.00%	0.75%	N/A
ALPS Global Opportunity Fund	1.25%	1.25%	1.25%	1.25%	N/A	1.25%
ALPS Balanced Opportunity Fund	0.85%	0.85%	0.85%	0.85%	N/A	N/A

*	See each Fund’s Prospectus for expense limitation agreement expiration dates.

Pursuant to the expense limitation agreement (the “Expense Agreement”), the Adviser has agreed to waive and/or reimburse the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund Investor Class, Class A, Class C and Class I shares for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised by the Adviser and sub-advised by the Sub-Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. The Expense Agreement has no termination date. This waiver may not be modified or discontinued without the approval of the Fund's Board of Trustees.

67 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

Pursuant to a written agreement (the “AFFE Agreement”), the Adviser has agreed to waive and/or reimburse the ALPS Balanced Opportunity Fund Investor Class, Class A, Class C and Class I shares for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised by the Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. The AFFE Agreement has no termination date. This waiver may not be modified or discontinued without the approval of the Fund's Board of Trustees.

AAI and each Sub-Advisor are permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, Kotak India Equity Fund, ALPS Global Opportunity Fund, and ALPS Balanced Opportunity Fund are not obligated to pay any deferred fees and expenses more than thirty-six months after the date on which the fees were waived or expenses were deferred, as calculated on a monthly basis. As of the year ended October 31, 2025, the Adviser and Sub-Advisor(s) may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 10/31/2026		Expires 10/31/2027		Expires 10/31/2028		Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Class	$	N/A	$	N/A	$	N/A	$	N/A
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A		N/A		N/A		N/A		N/A
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C		N/A		5,884		5,424		11,308
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I		N/A		N/A		N/A		N/A
Kotak India Equity Fund - Investor Class		N/A		N/A		N/A		N/A
Kotak India Equity Fund - Class A		N/A		N/A		N/A		N/A
Kotak India Equity Fund - Class C		N/A		N/A		N/A		N/A
Kotak India Equity Fund - Class I		N/A		N/A		N/A		N/A
Kotak India Equity Fund - Class II		431,570		420,514		450,380		1,302,464
ALPS Global Opportunity Fund - Investor Class		N/A		N/A		386		386
ALPS Global Opportunity Fund - Class A		N/A		N/A		196		196
ALPS Global Opportunity Fund - Class C		2,197		1,640		1,089		4,926
ALPS Global Opportunity Fund - Class I		20,166		24,606		27,886		72,658
ALPS Global Opportunity Fund - Class R		N/A		341		946		1,287
ALPS Balanced Opportunity Fund - Investor Class		5,001		14,090		8,434		27,525
ALPS Balanced Opportunity Fund - Class A		5,197		25,663		26,244		57,104
ALPS Balanced Opportunity Fund - Class C		3,934		8,564		7,406		19,904
ALPS Balanced Opportunity Fund - Class I		182,588		220,718		116,129		519,435

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund recouped $452,546 during the year ended October 31, 2025.

Kotak India Equity Fund did not recoup fees during the year ended October 31, 2025.

The ALPS Global Opportunity Fund recouped $1,359 during the year ended October 31, 2025.

The ALPS Balanced Opportunity Fund recouped $31,521 during the year ended October 31, 2025.

The CoreCommodity Management Cayman Commodity Fund Ltd. has entered into a separate advisory agreement (the “Subsidiary Advisory Agreement”) with CoreCommodity Management, LLC for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the CoreCommodity Management, LLC a management fee at the same rate that the Fund pays AAI for investment advisory services provided to the Funds. CoreCommodity Management, LLC has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This agreement may be terminated based on the terms of the Subsidiary Advisory Agreement. For the year ended October 31, 2025, this amount equaled $1,542,107 and is disclosed in the Consolidated Statement of Operations. These waivers are not subject to reimbursement/recoupment.

68 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

ALPS Asset Allocation Growth & Income does not pay a management fee or have a contractual limitation with respect to the amount of its annual total operating expenses.

Kotak Mahindra Asset Management (Singapore) Pte. Ltd. executed purchase and sale trades in the Kotak India Equity Fund with the sub-adviser’s affiliated broker-dealer, Kotak Securities, (the “affiliate broker”). Fund commissions paid to the affiliate broker were $28,651 during the year ended October 31, 2025.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by the Distributor, as agent for the Funds, and the Distributor has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. The Distributor is not entitled to any compensation for its services. The Distributor is registered as a broker -dealer with the Securities and Exchange Commission.

Distribution and Services (12b-1) Plans

Each Fund has adopted Distribution and Services Plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class, Class A, Class C and Class R (ALPS Global Opportunity Fund only) shares. The Plans allow a Fund to use Investor Class, Class A, Class C, and Class R assets to pay fees in connection with the distribution and marketing of Investor Class, Class A, Class C, and Class R shares and/or the provision of shareholder services to Investor Class, Class A, Class C and Class R shareholders. The Plans permit payment for services in connection with the administration of plans or programs that use Investor Class, Class A, Class C, and Class R shares of a Fund, if any, as their funding medium and for related expenses. The Plans permit a Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Investor Class and Class A shares, 0.75% of a Fund’s average daily net assets attributable to its Class C shares and 0.50% of the ALPS Global Opportunity Fund’s average daily net assets attributable to its Class R shares.

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder ongoing services performed by such entities for beneficial shareholders of the Fund. The Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Shareholder Services Plans

Each Fund has adopted a shareholder services plan with respect to their Investor Class shares (the “Investor Class Shareholder Services Plan”). Under the Investor Class Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of Investor Class shares of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with a such Participating Organizations (the “Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Investor Class Shareholder Services Plan fees recaptured pursuant to the Services Plan for the year ended October 31, 2025 are included as an offset to distribution and service fees as disclosed in the Statements of Operations or Consolidated Statement of Operations.

The Funds has adopted a shareholder services plan with respect to their Class A shares (the “Class A Shareholder Services Plan”). Under the Class A Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker dealers and Fund affiliates, an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of Class A shares of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with a such Participating Organizations. Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Class A Shareholder Services Plan fees recaptured pursuant to the Services Plan for the year ended October 31, 2025 are included as an offset to distribution and service fees as disclosed in the Statements of Operations or Consolidated Statement of Operations.

The Funds have adopted a shareholder services plan with respect to their Class C shares (the “Class C Shareholder Services Plan”). Under the Class C Shareholder Services Plan, the Funds are authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Class C Shareholder Services Plan fees are included with distribution and service fees on the Statements of Operations or Consolidated Statement of Operations.

69 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of each Fund. Transactions may be processed through the National Securities Clearing Corporation or similar systems or processed on a manual basis. These fees generally are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase. Networking fees are shown in the Statements of Operations or Consolidated Statement of Operations, if applicable to the Funds.

Fund Administrator

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administrative Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administrative fees paid by the Funds for the year ended October 31, 2025 are disclosed in the Statements of Operations or Consolidated Statement of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the year ended October 31, 2025, are included in the Administrative fees disclosed in the Statements of Operations or Consolidated Statement of Operations.

Trustees

Effective April 1, 2025, all Trustees receive a quarterly retainer of $30,000, plus $12,500 for each regular quarterly Board meeting attended. Prior to April 1, 2025, all Trustees received a quarterly retainer of $31,000. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairman of the Nominating and Governance Committee receives an additional quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations or Consolidated Statement of Operations.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

70 | October 31, 2025

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Financial Investors Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated statement of investments, of ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, and the statements of assets and liabilities, including the statements of investments, of Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund), ALPS Global Opportunity Fund, ALPS Balanced Opportunity Fund, and ALPS Asset Allocation Growth & Income (formerly, RiverFront Asset Allocation Growth & Income) (the “Funds”), each a series of Financial Investors Trust, as of October 31, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, and the related notes, of ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes, of Kotak India Equity Fund (formerly, ALPS | Kotak India ESG Fund), ALPS Global Opportunity Fund, ALPS Balanced Opportunity Fund, and ALPS Asset Allocation Growth & Income (formerly RiverFront Asset Allocation Growth & Income) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year ended October 31, 2021, were audited by other auditors whose report dated December 30, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by ALPS Advisors, Inc. since 2013.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 30, 2025

71 | October 31, 2025

Additional Information

October 31, 2025 (Unaudited)

1. TAX INFORMATION (UNAUDITED)

Of the distributions paid by the Funds from ordinary income for the calendar year ended December 31, 2024, the following percentages met the requirements to be treated as qualifying for qualified dividend income and the corporate dividends received deduction:

	QDI	DRD
ALPS|CoreCommodity Management Complete Commodities® Strategy Fund	28.15%	7.92%
Kotak India Equity Fund	20.49%	1.76%
ALPS Global Opportunity Fund	5.82%	1.79%
ALPS Balanced Opportunity Fund	44.46%	34.32%
ALPS Asset Allocation Growth & Income	41.46%	20.71%

In early 2025, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

Pursuant to Section 852(b)(3) of the Internal Revenue Code the Funds designate the following amounts as long-term capital gain dividends:

ALPS|CoreCommodity Management Complete Commodities® Strategy Fund	$0
Kotak India Equity Fund	$50,550,032
ALPS Global Opportunity Fund	$2,452,810
ALPS Balanced Opportunity Fund	$1,074,110
ALPS Asset Allocation Growth & Income	$0

72 | October 31, 2025

Changes in and Disagreements with Accountants
for Open-End Management Investment Companies

October 31, 2025 (Unaudited)

Not applicable for this reporting period.

73 | October 31, 2025

Proxy Disclosures

for Open-End Management Investment Companies

October 31, 2025 (Unaudited)

Not applicable for this reporting period.

74 | October 31, 2025

Remuneration Paid to Directors, Officers, and Others for
Open-End Management Investment Companies

October 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the year ended October 31, 2025:

	Aggregate Regular	Aggregate Special	Total Compensation
	Compensation From the Trust	Compensation from the Trust	from the Trust
Mary K. Anstine	$172,000	$—	$172,000
Jeremy W. Deems	196,000	—	196,000
Jerry G. Rutledge*	31,000	—	31,000
Michael “Ross” Shell	210,000	—	210,000
Edmund J. Burke	172,000	—	172,000
Total	$781,000	$—	$781,000

*	The FIT Board learned of Jerry Rutledge’s passing on January 9, 2025. Therefore, Mr. Rutledge no longer serves in his capacity as Trustee as of that date.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to ALPS Asset Allocation Growth & Income's administration agreement, ALPS Asset Allocation Growth & Income does not pay any Trustee fees. The Trustee fees are paid by ALPS Fund Services, Inc., the administrator of ALPS Asset Allocation Growth & Income.

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations or Consolidated Statement of Operations.

75 | October 31, 2025

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2025 (Unaudited)

CoreCommodity Fund

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) with AAI with respect to ALPS | CoreCommodity Management CompleteCommodities Strategy Fund (the “CoreCommodity Fund”) and the sub-advisory agreement (the “Investment Sub-Advisory Agreement” and, collectively with the Investment Advisory Agreement, the “Advisory Agreements”) with CoreCommodity Management, LLC (the “Sub-Adviser” or “CoreCommodity”) with respect to the CoreCommodity Fund, legal counsel to the Independent Trustees requested certain information from AAI and the Sub-Adviser. In response to these requests, the Trustees received reports from AAI and the Sub-Adviser that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met on June 10, 2025 with representatives of AAI and the Sub-Adviser and discussed the services the firms provided pursuant to the agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreements.

In approving AAI as the CoreCommodity Fund’s investment adviser and the Sub-Adviser as the CoreCommodity Fund’s sub-adviser, and the fees to be charged under the Advisory Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with CoreCommodity, the

Trustees, including the Independent Trustees, considered the following factors with respect to the CoreCommodity Fund:

Investment Advisory and Sub-Advisory Fee Rates: The Trustees reviewed and considered the contractual annual advisory fee rate paid by the Trust, on behalf of the CoreCommodity Fund, to AAI, of 0.85% of the CoreCommodity Fund’s daily average net assets, in light of the extent and quality of the advisory services provided by AAI to the CoreCommodity Fund. The Trustees also reviewed and considered the contractual annual sub-advisory fee rate paid by AAI to CoreCommodity of 0.75% of the CoreCommodity Fund’s daily average net assets, in light of the extent and quality of the advisory services provided by CoreCommodity to the CoreCommodity Fund. The Trustees also considered information regarding compensation paid to affiliates of AAI under other agreements, such as the Fund Accounting and Administration Agreement with ALPS.

The Board received and considered information including a comparison of the CoreCommodity Fund’s contractual advisory fee rates with those of funds in the peer group as selected by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee rate for each class of the CoreCommodity Fund was higher than the Data Provider peer group median rate. The Trustees noted that CoreCommodity’s fee under the Sub-Advisory Agreement is paid directly by AAI. The Trustees concluded that the contractual advisory fees payable by the Corecommodity Fund to AAI were higher, but within a reasonable range of the peer group median in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers and sub-advisers for managing comparable open-end mutual funds.

Total Net Expense Ratios: The Trustees further reviewed and considered the total net expense ratios of 1.22%, 2.02%, 1.12%, and 1.32% for the Class A, Class C, Class I, and Investor Class shares, respectively, of the CoreCommodity Fund. The Trustees noted that the total net expense ratio of each class of the CoreCommodity Fund was higher than the Data Provider peer group median ratio. The Trustees concluded that the total net expenses borne by the CoreCommodity Fund were AAI were higher, but within a reasonable range of the peer group median in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers and sub-advisers for managing comparable open-end mutual funds.

Nature, Extent, and Quality of the Services under the Investment Advisory and Sub- Advisory Agreements: The Trustees received and considered information regarding the nature, extent, and quality of services provided to the CoreCommodity Fund under the Investment Advisory and Sub- Advisory Agreements. The Trustees reviewed certain background materials supplied by AAI and CoreCommodity in their presentations, including their Forms ADV.

The Trustees reviewed and considered AAI’s and CoreCommodity’s investment advisory personnel, their history as asset managers, and their performance and the amount of assets currently under management by AAI and CoreCommodity and their affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by AAI and CoreCommodity, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the CoreCommodity Fund.

76 | October 31, 2025

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2025 (Unaudited)

The Trustees considered the background and experience of AAI’s and CoreCommodity’s management in connection with the CoreCommodity Fund, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the CoreCommodity Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, AAI’s and CoreCommodity’s Codes of Ethics.

The Trustees concluded that the nature, extent, and quality of services rendered by AAI and CoreCommodity under the Investment Advisory and Sub-Advisory Agreements, respectively, with respect to the CoreCommodity Fund were adequate.

Performance: The Trustees reviewed performance information for the CoreCommodity Fund, which included a comparison of the CoreCommodity Fund’s performance to the performance of a group of comparable funds selected by the Data Provider for the one-year, three-year, five-year, ten-year, and since inception periods ended March 31, 2025, as applicable. The Trustees noted that, for the one-year and three-year periods, each of the CoreCommodity Fund’s classes underperformed the Data Provider peer group median; for the five-year and, as applicable, the ten-year periods, each of the CoreCommodity Fund’s classes outperformed the Data Provider peer group median; and for the since inception period, each of the CoreCommodity Fund’s classes outperformed the Data Provider peer group median, except for Class A, which underperformed the Data Provider peer group median. The Trustees also considered CoreCommodity’s investment performance and reputation generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted certain information provided by CoreCommodity regarding fees charged to its other clients utilizing a strategy similar to that employed by the CoreCommodity Fund. The Trustees also noted that AAI indicated that it had no other clients utilizing a strategy similar to that employed by the CoreCommodity Fund. The Trustees concluded that (a) AAI had no other clients utilizing a strategy similar to that employed by the CoreCommodity Fund, and (b) bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to CoreCommodity’s other clients employing a comparable strategy to the CoreCommodity Fund was not indicative of any unreasonableness with respect to the advisory and sub-advisory fees proposed to be payable by the CoreCommodity Fund.

Profitability: The Trustees received and considered the profitability analyses prepared by AAI and CoreCommodity based on the fees payable under the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with CoreCommodity with respect to the CoreCommodity Fund, respectively. The Trustees considered the profits, if any, realized by AAI and CoreCommodity in connection with the operation of the CoreCommodity Fund. The Trustees concluded that the profit, if any, realized by AAI and CoreCommodity in connection with the operation of the CoreCommodity Fund is not unreasonable to the CoreCommodity Fund.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the CoreCommodity Fund will be passed along to the shareholders under the Advisory Agreements. The Trustees concluded that, at this time, there were no material economies of scale accruing to AAI and CoreCommodity in connection with their relationship with the CoreCommodity Fund.

Other Benefits to the Adviser and Sub-Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by AAI and CoreCommodity from their relationship with the CoreCommodity Fund, including whether soft dollar arrangements were used and that when CoreCommodity Fund invests in ETFs advised by AAI and sub-advised by Corecommodity, AAI and CoreCommodity will benefit from growth in assets of any such Fund. The Trustees also discussed the component of the CoreCommodity Fund’s expense limitation agreement pursuant to which AAI agreed to waive and/or reimburse the CoreCommodity Fund for any acquired fund fees and expenses incurred by the CoreCommodity Fund in connection with the Fund’s investment in any exchange-traded funds advised by AAI and sub-advised by CoreCommodity. The Trustees concluded that, at this time, there were no material other incidental benefits accruing to AAI or CoreCommodity in connection with their relationship with the CoreCommodity Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s and CoreCommodity’s compensation for investment advisory and sub-advisory services is consistent with the best interests of the CoreCommodity Fund and its shareholders.

The Trustees applied the same analysis to the advisory arrangements between AAI, CoreCommodity, and the wholly owned Cayman Island subsidiary of the CoreCommodity Fund.

77 | October 31, 2025

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2025 (Unaudited)

Kotak Fund

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement with AAI (the “Investment Advisory Agreement”) with respect to the Kotak India Equity Fund (the “Kotak Fund”) and the sub-advisory agreement (the “Investment Sub-Advisory Agreement” and, collectively with the Investment Advisory Agreement, the “Advisory Agreements”) with Kotak Mahindra Asset Management (Singapore) Pte Ltd. (the “Sub-Adviser” or “Kotak”) with respect to the Kotak Fund (the “Advisory Agreements”), legal counsel to the Independent Trustees requested certain information from AAI and the Sub-Adviser. In response to these requests, the Trustees received reports from AAI and the Sub-Adviser that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met on June 10, 2025 with representatives of AAI and the Sub-Adviser and discussed the services the firms provided pursuant to the Advisory Agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreements.

In approving AAI as the Fund’s investment adviser and the Sub-Adviser as the relevant Fund’s sub-adviser, and the fees to be charged under the Advisory Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the Investment Advisory Agreement with AAI and the Investment Sub- Advisory Agreement with Kotak, the Trustees, including the Independent Trustees, considered the following factors with respect to the Kotak Fund:

Investment Advisory and Sub-Advisory Fee Rates: The Trustees reviewed and considered the contractual annual advisory fee rate paid by the Trust, on behalf of the Kotak Fund, to AAI, of 0.65% of the Kotak Fund’s daily average net assets, in light of the extent and quality of the advisory services provided by AAI to the Kotak Fund. The Trustees also reviewed and considered the contractual annual sub-advisory fee rate paid by AAI to Kotak of 0.56% of the Kotak Fund’s daily average net assets, in light of the extent and quality of the advisory services provided by Kotak to the Kotak Fund. The Trustees also considered information regarding compensation to be paid to affiliates of AAI under other agreements, such as the Fund Accounting and Administration Agreement with ALPS.

The Board received and considered information including a comparison of the Kotak Fund’s contractual advisory fee rate with those of funds in the peer group as selected by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee rate for each class of the Kotak Fund was lower than the Data Provider peer group median rate. The Trustees noted that Kotak’s fee under the Sub-Advisory Agreement is paid directly by AAI. The Trustees concluded that the contractual advisory fee payable by the Kotak Fund to AAI was reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers and sub-advisers for managing comparable open-end mutual funds.

Total Net Expense Ratios: The Trustees further reviewed and considered the total net expense ratios of 1.17%, 1.97%, 0.93%, 0.75%, and 1.22% for the Class A, Class C, Class I, Class II, and Investor Class shares, respectively, of the Kotak Fund. The Trustees noted that the total net expense ratio of each class of the Kotak Fund was lower than the Data Provider peer group median ratio, except for the total net expense ratio of Class C which was higher than the Data Provider peer group median ratio. The Trustees concluded that the total net expenses borne by the Kotak Fund were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers and sub-advisers for managing comparable open-end mutual funds.

Nature, Extent, and Quality of the Services under the Investment Advisory and Sub- Advisory Agreements: The Trustees received and considered information regarding the nature, extent, and quality of services to be provided to the Kotak Fund under the Investment Advisory and Sub- Advisory Agreements. The Trustees reviewed certain background materials supplied by AAI and Kotak in their presentations, including their Forms ADV.

The Trustees reviewed and considered AAI’s and Kotak’s investment advisory personnel, their history as asset managers and their performance and the amount of assets currently under management by AAI and Kotak and their affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by AAI and Kotak, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Kotak Fund.

78 | October 31, 2025

Statement Regarding Basis
for Approval of Investment Advisory Contract

October 31, 2025 (Unaudited)

The Trustees considered the background and experience of AAI’s and Kotak’s management in connection with the Kotak Fund, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Kotak Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, AAI’s and Kotak’s Codes of Ethics.

The Trustees concluded that the nature, extent, and quality of services rendered by AAI and Kotak under the Investment Advisory and Sub- Advisory Agreements, respectively, with respect to the Kotak Fund were adequate.

Performance: The Trustees reviewed performance information for the Kotak Fund, which included a comparison of the Kotak Fund’s performance to the performance of a group of comparable funds selected by the Data Provider for the one-year, three-year, five-year, ten-year, and since inception periods ended March 31, 2025, as applicable. The Trustees noted that each of the Kotak Fund’s classes had performance equal to the Data Provider peer group median for the three-year period and underperformed the Data Provider peer group median for the one-year, five-year, ten-year and since inception periods, except that Class I had performance equal to the peer group median for the ten-year period, and Class I and the Investor Class outperformed the Data Provider peer group median for the since inception period. The Trustees also considered Kotak’s investment performance and reputation generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted certain information provided by Kotak regarding fees charged to its other clients utilizing a strategy similar to that employed by the Kotak Fund. The Trustees also noted that AAI indicated that it had no other clients utilizing a strategy similar to that employed by the Kotak Fund. The Trustees concluded that (a) AAI had no other clients utilizing a strategy similar to that employed by the Kotak Fund, and (b) bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Kotak’s other clients employing a comparable strategy to the Kotak Fund was not indicative of any unreasonableness with respect to the advisory and sub-advisory fees proposed to be payable by the Kotak Fund.

Profitability: The Trustees received and considered the profitability analyses prepared by AAI and Kotak based on the fees payable under the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Kotak, with respect to the Kotak Fund, respectively. The Trustees considered the profits, if any, realized by AAI and Kotak in connection with the operation of the Kotak Fund. The Trustees concluded that the profit, if any, realized by AAI and Kotak in connection with the operation of the Kotak Fund is not unreasonable to the Kotak Fund.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Kotak Fund will be passed along to the shareholders under the Advisory Agreements. The Trustees concluded that, at this time, there were no material economies of scale accruing to AAI and Kotak in connection with their relationship with the Kotak Fund.

Other Benefits to the Adviser and Sub-Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by AAI and Kotak from their relationship with the Kotak Fund, including whether soft dollar arrangements were used. The Trustees noted Kotak’s statements regarding Kotak’s use of an affiliate for trade execution. The Trustees concluded that, at this time, there were no material other incidental benefits accruing to AAI in connection with its relationship with the Kotak Fund. With respect to Kotak, the Trustees concluded that the other benefits derived or to be derived by Kotak in connection with its relationship with the Kotak Fund were not unreasonable.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s and Kotak’s compensation for investment advisory and sub-advisory services is consistent with the best interests of the Kotak Fund and its shareholders.

Global Opportunity Fund

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) with ALPS Advisors, Inc. (“AAI”) with respect to the ALPS Global Opportunity Fund (the “Global Opportunity Fund”), legal counsel to the Independent Trustees requested certain information from AAI. In response to these requests, the Trustees received reports from AAI that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met on June 10, 2025 with representatives of AAI and discussed the services the firm provided pursuant to the agreement, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreement, the Board had received sufficient information to renew and approve the Advisory Agreement.

79 | October 31, 2025

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2025 (Unaudited)

In approving AAI as the Global Opportunity Fund’s investment adviser, and the fees to be charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the Investment Advisory Agreement with AAI, the Trustees, including the Independent Trustees, considered the following factors with respect to the Global Opportunity Fund:

Investment Advisory Fee Rates: The Trustees reviewed and considered the contractual annual advisory fee rate paid by the Trust, on behalf of the Global Opportunity Fund, to AAI, of 0.85% of the Global Opportunity Fund’s daily average net assets, in light of the extent and quality of the advisory services provided by AAI to the Global Opportunity Fund. The Trustees also considered information regarding compensation paid to affiliates of AAI under other agreements, such as the Fund Accounting and Administration Agreement with ALPS.

The Board received and considered information including a comparison of the Global Opportunity Fund’s contractual advisory fee rate with those of funds in the peer group as selected by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee rate for the Global Opportunity Fund was equal to the Data Provider peer group median rate for each class of the Fund, except for Class C and Class I, which was lower than the Data Provider peer group median rate, and Class R, which was higher than the Data Provider peer group median rate. The Trustees concluded that the contractual advisory fees payable by the Global Opportunity Fund to AAI were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds.

Total Net Expense Ratios: The Trustees further reviewed and considered the total net expense ratios of 1.56%, 2.25%, 1.25%, 1.58%, and 1.75% for the Class A, Class C, Class I, Investor Class, and Class R shares, respectively, of the Global Opportunity Fund. The Trustees noted that the total net expense ratio for each class of the Global Opportunity Fund was higher than the Data Provider peer group median ratio. The Trustees concluded that the total net expenses borne by the Global Opportunity Fund were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds.

Nature, Extent, and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent, and quality of services provided to the Global Opportunity Fund under the Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by AAI in its presentation, including its Form ADV.

The Trustees reviewed and considered AAI’s investment advisory personnel, its history as an asset manager and its performance and the amount of assets currently under management by AAI and its affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by AAI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Global Opportunity Fund.

The Trustees considered the background and experience of AAI’s management in connection with the Global Opportunity Fund, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Global Opportunity Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, AAI’s Codes of Ethics.

The Trustees concluded that the nature, extent, and quality of services rendered by AAI under the Investment Advisory Agreement with respect to the Global Opportunity Fund were adequate.

Performance: The Trustees reviewed performance information for the Global Opportunity Fund, which included a comparison of the Global Opportunity Fund’s performance to the performance of a peer group selected by the Data Provider for the one-year, three-year, five-year, ten-year, and since inception periods ended March 31, 2025, as applicable. The Trustees noted that each class of the Global Opportunity Fund outperformed the Data Provider peer group median for each applicable period, except that Class I and Class R underperformed the Data Provider peer group median for the since inception period and the Investor Class had performance equal to the Data Provider peer group median for the since inception period. The Trustees also considered AAI’s investment performance and reputation generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted certain information provided by AAI regarding fees charged to its other clients utilizing a strategy similar to that employed by the Global Opportunity Fund. The Trustees concluded that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing a comparable strategy to the Global Opportunity Fund was not indicative of any unreasonableness with respect to the advisory fees payable by the Global Opportunity Fund.

80 | October 31, 2025

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2025 (Unaudited)

Profitability: The Trustees received and considered a profitability analysis prepared by AAI based on the fees payable under the Investment Advisory Agreement with AAI, with respect to the Global Opportunity Fund. The Trustees concluded that the profit, if any, realized by AAI in connection with the operation of the Global Opportunity Fund is not unreasonable to the Global Opportunity Fund.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Global Opportunity Fund will be passed along to the shareholders under the Advisory Agreement. The Trustees concluded that, at this time, there were no material economies of scale accruing to AAI in connection with its relationship with the Global Opportunity Fund.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by AAI from its relationship with the Global Opportunity Fund, including whether soft dollar arrangements were used. The Trustees concluded that, at this time, there were no material other incidental benefits accruing to AAI in connection with its relationship with the Global Opportunity Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services is consistent with the best interests of the Global Opportunity Fund and its shareholders.

Balanced Opportunity Fund

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) with ALPS Advisors, Inc. (“AAI”) with respect to the ALPS Balanced Opportunity Fund (the “Balanced Opportunity Fund”), legal counsel to the Independent Trustees requested certain information from AAI. In response to these requests, the Trustees received reports from AAI that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met on June 10, 2025 with representatives of AAI and discussed the services the firm provided pursuant to the agreement, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreement, the Board had received sufficient information to renew and approve the Investment Advisory Agreement.

In approving AAI as the Balanced Fund’s investment adviser, and the fees to be charged under the Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the Investment Advisory Agreement with AAI, the Trustees, including the Independent Trustees, considered the following factors with respect to the Balanced Opportunity Fund:

Investment Advisory Fee Rates: The Trustees reviewed and considered the contractual annual advisory fee rate paid by the Trust, on behalf of the Balanced Opportunity Fund, to AAI, of 0.70% of the Balanced Opportunity Fund’s daily average net assets, in light of the extent and quality of the advisory services provided by AAI to the Balanced Opportunity Fund. The Trustees also considered information regarding compensation paid to affiliates of AAI under other agreements, such as the Fund Accounting and Administration Agreement with ALPS.

The Board received and considered information including a comparison of the Balanced Opportunity Fund’s contractual advisory fee rate with those of funds in the peer group as selected by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee rate for the Balanced Opportunity Fund was equal to the Data Provider peer group median rate for Class A and Class I, higher than the Data Provider peer group median rate for Class C, and lower than the Data Provider peer group median rate for the Investor Class. The Trustees concluded that the contractual advisory fees payable by the Balanced Opportunity Fund to AAI were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds.

81 | October 31, 2025

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2025 (Unaudited)

Total Net Expense Ratios: The Trustees further reviewed and considered the total net expense ratios of 0.78%, 1.85%, 0.85%, and 0.79% for the Class A, Class C, Class I, and Investor Class shares, respectively, of the Balanced Opportunity Fund. The Trustees noted that each Class’s total net expense ratio was lower than the Data Provider peer group median. The Trustees concluded that the total net expenses borne by the Balanced Opportunity Fund were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds.

Nature, Extent, and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent, and quality of services provided to the Balanced Opportunity Fund under the Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by AAI in its presentation, including its Form ADV.

The Trustees reviewed and considered AAI’s investment advisory personnel, its history as an asset manager and its performance and the amount of assets currently under management by AAI and its affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by AAI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Balanced Opportunity Fund.

The Trustees considered the background and experience of AAI’s management in connection with the Balanced Opportunity Fund, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Balanced Opportunity Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, AAI’s Codes of Ethics.

The Trustees concluded that the nature, extent, and quality of services rendered by AAI under the Investment Advisory Agreement with respect to the Balanced Opportunity Fund were adequate.

Performance: The Trustees reviewed performance information for the Balanced Opportunity Fund, which included a comparison of the Balanced Opportunity Fund’s performance to the performance of a peer group selected by the Data Provider for the one-year, three-year, and since inception periods ended March 31, 2025. The Trustees noted that, for the one-year and since inception periods each class of the Balanced Opportunity Fund outperformed the Data Provider peer group median; and for the three-year period, each class of the Balanced Opportunity Fund underperformed the Data Provider peer group median, except Class A which had performance equal to the Data Provider peer group median. The Trustees also considered AAI’s investment performance and reputation generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted that AAI indicated that it had no other clients utilizing a strategy similar to that employed by the Balanced Opportunity Fund.

Profitability: The Trustees received and considered a profitability analysis prepared by AAI based on the fees payable under the Investment Advisory Agreement with AAI, with respect to the Balanced Opportunity Fund. The Trustees concluded that the profit, if any, realized by AAI in connection with the operation of the Balanced Opportunity Fund is not unreasonable to the Balanced Opportunity Fund.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Balanced Opportunity Fund will be passed along to the shareholders under the Advisory Agreement. The Trustees concluded that, at this time, there were no material economies of scale accruing to AAI in connection with its relationship with the Balanced Opportunity Fund.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by AAI from their relationship with the Balanced Opportunity Fund, including whether soft dollar arrangements were used and that when the Balanced Opportunity Fund invests in AAI advised ETFs, AAI will benefit from growth in assets of the AAI advised ETFs. The Trustees also discussed the component of the Balanced Opportunity Fund’s expense limitation agreement pursuant to which AAI agreed to waive and/or reimburse the Balanced Opportunity Fund for any acquired fund fees and expenses incurred by the Balanced Opportunity Fund in connection with the Fund’s investment in any exchange-traded funds advised by AAI. The Trustees concluded that, at this time, there were no material other incidental benefits accruing to AAI in connection with its relationship with the Balanced Opportunity Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services is consistent with the best interests of the Balanced Opportunity Fund and its shareholders.

82 | October 31, 2025

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2025 (Unaudited)

AAGI Fund

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) with AAI with respect to the ALPS Asset Allocation Growth & Income (the “AAGI Fund”), legal counsel to the Independent Trustees requested certain information from AAI. In response to these requests, the Trustees received reports from AAI that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met on June 10, 2025 with representatives of AAI and discussed the services the firm provided pursuant to the Investment Advisory Agreement, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreement, the Board had received sufficient information to renew and approve the Investment Advisory Agreement.

In approving AAI as the AAGI Fund’s investment adviser, and the fees to be charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the Investment Advisory Agreement with AAI, the Trustees, including the Independent Trustees, considered the following factors with respect to the AAGI Fund:

Investment Advisory Rate: The Trustees noted that there are no investment advisory fees paid with respect to the AAGI Fund. The Trustees also considered information regarding compensation to be paid to affiliates of AAI under other agreements, such as the Fund Accounting and Administration Agreement with ALPS.

Total Net Expense Ratios: The Trustees reviewed and considered the total net expense ratios of 0.45%, 1.20%, 0.20%, and 0.45%, for the Class A, Class C, Class I, and Investor Class shares, respectively, of the AAGI Fund. The Trustees noted that the total net expense ratio for each Class of the AAGI Fund was lower than the Data Provider peer group median ratio. The Trustees concluded that the total net expenses borne by the AAGI Fund were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers for managing comparable open-end mutual funds.

Nature, Extent, and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent, and quality of services provided to the AAGI Fund under the Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by AAI in its presentations, including AAI’s Forms ADV.

The Trustees reviewed and considered AAI’s investment advisory personnel, its history as an asset manager and AAI’s performance and the amount of assets currently under management by AAI and its affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by AAI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the AAGI Fund.

The Trustees considered the background and experience of AAI’s management in connection with the AAGI Fund, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the AAGI Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, AAI’s Codes of Ethics.

The Trustees concluded that the nature, extent, and quality of services rendered by AAI under the Investment Advisory Agreement with respect to the AAGI Fund were adequate.

Performance: The Trustees reviewed performance information for the AAGI Fund, which included a comparison of the AAGI Fund’s performance to the performance of a group of comparable funds selected by the Data Provider for the one-year, three-year, five-year, ten-year, and since inception periods ended March 31, 2025, as applicable. The Trustees noted that for the one-year, three-year, and five-year periods, each of the AAGI Fund’s classes outperformed the Data Provider peer group median; for the ten-year period, each of Class I and Investor Class underperformed the Data Provider peer group median and Class C had performance equal to the Data Provider peer group median; and for the since inception period, each of the AAGI Fund’s classes outperformed the Data Provider peer group median, except for Class A, which underperformed the Data Provider peer group median. The Trustees also considered AAI’s investment performance and reputation generally and its investment techniques, risk management controls, and decision-making processes.

83 | October 31, 2025

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2025 (Unaudited)

Comparable Accounts: The Trustees noted certain information provided by AAI regarding fees charged to AAI’s other clients utilizing a strategy similar to that employed by the AAGI Fund. The Trustees concluded that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to AAI’s other clients employing a comparable strategy to the AAGI Fund were not indicative of any unreasonableness with respect to the advisory fees payable by the AAGI Fund, noting that the AAGI Fund does not pay an advisory fee.

Profitability: The Trustees received and considered the profitability analysis prepared by AAI based on the fees payable under the Investment Advisory Agreement with AAI with respect to the AAGI Fund. The Trustees considered the profits, if any, realized by AAI in connection with the operation of the AAGI Fund. The Trustees concluded that the profit, if any, realized by AAI in connection with the operation of the AAGI Fund is not unreasonable to the AAGI Fund.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the AAGI Fund will be passed along to the shareholders under the Advisory Agreements. The Trustees concluded that, at this time, there were no material economies of scale accruing to AAI in connection with their relationship with the AAGI Fund.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by AAI from their relationship with the AAGI Fund, including whether soft dollar arrangements were used and that when the AAGI Fund invests in AAI advised ETFs, AAI will benefit from growth in assets of the AAI advised ETFs.

The Trustees, including all of the Independent Trustees, concluded that:

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s compensation for investment advisory services is consistent with the best interests of the AAGI Fund and its shareholders.

84 | October 31, 2025

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

APS002812

SS&C | ALPS ADVISORS

alpsfunds.com | 1-866-759-5679

SS&C | ALPS ADVISORS

FINANCIAL STATEMENTS & OTHER INFORMATION

Annual Report

October 31, 2025

ALPS | Smith Short Duration Bond Fund

ALPS | Smith Total Return Bond Fund

ALPS | Smith Credit Opportunities Fund

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Statements of Investments	1
Statements of Assets and Liabilities	46
Statements of Operations	48
Statements of Changes in Net Assets	49
Financial Highlights	52
Notes to Financial Statements and Financial Highlights	64
Report of Independent Registered Public Accounting Firm	74
Additional Information	75
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	76
Proxy Disclosures for Open-End Management Investment Companies	77
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	78
Statement Regarding Basis for Approval of Investment Advisory Contract	79

ALPS | Smith Short Duration Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.02%)

Fannie Mae
Series 1997-12, Class FA, 30D US SOFR + 1.11%, 04/18/2027(a)	$2,644	$2,650
Series 1997-49, Class F, 30D US SOFR + 0.61%, 06/17/2027(a)	2,553	2,553
Series 2011-40, Class KA, 3.500%, 03/25/2026	2,772	2,762
Series 2011-44, Class EB, 3.000%, 05/25/2026	404	402
Series 2011-61, Class B, 3.000%, 07/25/2026	1,237	1,231
Series 2011-80, Class KB, 3.500%, 08/25/2026	230	229
Series 2012-47, Class HA, 1.500%, 05/25/2027	3,580	3,539
Series 2013-5, Class DB, 2.000%, 02/25/2028	17,537	17,216
Series 2015-96, Class EA, 3.000%, 12/25/2026	48,625	48,215
		78,797
Freddie Mac
Series 1996-1810, Class D, 6.000%, 02/15/2026	388	387
Series 1996-1885, Class FA, 30D US SOFR + 0.56%, 09/15/2026(a)	295	295
Series 2001-2332, Class FB, 30D US SOFR + 0.56%, 01/15/2028(a)	15,233	15,226
Series 2011-3829, Class BE, 3.500%, 03/15/2026	188	187
Series 2013-4177, Class NB, 1.500%, 03/15/2028	4,672	4,562
		20,657
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $100,710)		99,454

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (0.48%)

Fannie Mae Pool
Series 2011-,
3.500%, 12/01/2026	41,041	40,819
5.270%, 07/01/2028	458,787	463,658
Series 2011-MA0717,
3.500%, 04/01/2026	6,813	6,786
Series 2016-,
3.080%, 01/01/2026	257,077	256,026
	Principal Amount	Value (Note 2)
Series 2016-AL9448,
2.959%, 07/01/2026(a)	$130,011	$129,255
Series 2016-AN2079,
2.910%, 07/01/2026	32,900	32,529
Series 2017-,
3.030%, 07/01/2029	116,857	112,913
Series 2021-,
1.490%, 07/01/2028	248,763	234,187
1.580%, 12/01/2028	110,000	102,465
Series 2023-,
4.550%, 03/01/2028	475,000	476,173
4.900%, 03/01/2028	750,000	756,336
		2,611,147
Freddie Mac Gold Pool
Series 2011-,
3.500%, 02/01/2026	8,369	8,345
Series 2012-T40090,
3.000%, 05/01/2027	16,504	16,342
		24,687
Freddie Mac Pool
Series 2018-,
2.000%, 01/01/2028	125,436	123,185
3.500%, 04/01/2028	51,068	50,687
Series 2023-,
4.170%, 04/01/2028	113,000	113,084
		286,956
Ginnie Mae I Pool
Series 2013-AF1057,
2.000%, 07/15/2028	27,231	26,628
Ginnie Mae II Pool
Series 2010-4898,
3.000%, 12/20/2025	1,341	1,337
Series 2011-4954,
3.000%, 02/20/2026	2,165	2,156
		3,493
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,926,593)		2,952,911

	Principal Amount	Value (Note 2)
CORPORATE BONDS (58.36%)

Aerospace & Defense (4.17%)
BAE Systems PLC
5.00%, 03/26/2027(b)	4,500,000	4,550,443
Boeing Co.
2.20%, 02/04/2026	5,000,000	4,973,490
3.25%, 02/01/2028	3,000,000	2,939,187
General Electric Co.
4.30%, 07/29/2030	1,405,000	1,415,965
L3Harris Technologies, Inc.
5.40%, 01/15/2027	6,500,000	6,597,638
Lockheed Martin Corp.
4.15%, 08/15/2028	3,000,000	3,016,302

See Notes to Financial Statements and Financial Highlights.

1 | October 31, 2025

ALPS | Smith Short Duration Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
RTX Corp.
5.75%, 11/08/2026	$2,000,000	$2,032,680
Total Aerospace & Defense		25,525,705
Airlines (1.30%)
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(b)	3,000,000	2,992,706
Southwest Airlines Co.
4.38%, 11/15/2028	5,000,000	4,989,992
Total Airlines		7,982,698
Apparel & Textile Products (0.75%)
Gildan Activewear, Inc.
4.70%, 10/07/2030(b)	3,050,000	3,037,551
VF Corp.
2.80%, 04/23/2027	1,600,000	1,559,237
Total Apparel & Textile Products		4,596,788
Automobiles Manufacturing (5.07%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,465,000	6,462,458
5.73%, 09/05/2030	1,752,000	1,777,295
5.80%, 03/05/2027	3,000,000	3,034,500
6.95%, 03/06/2026	3,750,000	3,772,309
General Motors Co.
5.63%, 04/15/2030	1,500,000	1,561,729
General Motors Financial Co., Inc.
4.20%, 10/27/2028	1,714,000	1,710,160
5.40%, 05/08/2027	1,500,000	1,524,573
Hyundai Capital America
5.45%, 06/24/2026(b)	3,000,000	3,021,786
Nissan Motor Acceptance Co. LLC
5.63%, 09/29/2028(b)	5,000,000	4,999,828
Stellantis Financial Services US Corp.
4.95%, 09/15/2028(b)	3,100,000	3,113,736
Total Automobiles Manufacturing		30,978,374
Banks (6.71%)
Capital One NA
5.97%, 08/09/2028(a)	2,711,000	2,813,224
Goldman Sachs Bank USA
1D US SOFR + 0.78%, 03/18/2027(a)	6,000,000	6,022,684
Morgan Stanley Bank NA
1D US SOFR + 1.08%, 01/14/2028(a)	3,500,000	3,531,373
Morgan Stanley Private Bank NA
1D US SOFR + 0.77%, 07/06/2028(a)	3,000,000	3,015,586
PNC Bank NA
1D US SOFR + 0.50%, 01/15/2027(a)	3,000,000	3,002,814
1D US SOFR + 0.63%, 05/13/2027(a)	3,000,000	3,004,517
Truist Bank
3.30%, 05/15/2026	3,500,000	3,483,630
	Principal Amount	Value (Note 2)
US Bank NA
1D US SOFR + 0.91%, 05/15/2028(a)	$3,000,000	$3,026,383
Wells Fargo & Co.
1D US SOFR + 1.07%, 04/22/2028(a)	8,000,000	8,176,370
Wells Fargo Bank NA
4.81%, 01/15/2026	5,000,000	5,003,345
Total Banks		41,079,926
Biotechnology (0.55%)
Amgen, Inc.
5.15%, 03/02/2028	3,300,000	3,374,252

Cable & Satellite (1.13%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(b)	3,000,000	2,984,580
5.50%, 05/01/2026(b)	2,900,000	2,898,335
Cox Communications, Inc.
5.45%, 09/15/2028(b)	1,000,000	1,029,183
Total Cable & Satellite		6,912,098
Chemicals (0.49%)
Ecolab, Inc.
4.30%, 06/15/2028	3,000,000	3,021,794

Commercial Finance (0.49%)
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026(b)	3,000,000	3,020,321

Consumer Finance (1.34%)
Ally Financial, Inc.
5.75%, 11/20/2025	120,000	119,978
American Express Co.
1D US SOFR + 1.26%, 04/25/2029(a)	3,000,000	3,046,013
SOFRINDX + 0.75%, 04/23/2027(a)(c)	5,000,000	5,033,713
Total Consumer Finance		8,199,704
Consumer Services (1.66%)
Cintas Corp. No 2
4.20%, 05/01/2028	5,000,000	5,023,933
Sodexo, Inc.
5.15%, 08/15/2030(b)	5,000,000	5,123,939
Total Consumer Services		10,147,872
Containers & Packaging (0.49%)
Sonoco Products Co.
4.45%, 09/01/2026	3,000,000	3,006,768

See Notes to Financial Statements and Financial Highlights.

2 | October 31, 2025

ALPS | Smith Short Duration Bond Fund

Statement of Investments	October 31, 2025
	Principal Amount	Value (Note 2)
Department Stores (1.09%)
Kohl's Corp.
10.00%, 06/01/2030(b)	$6,100,000	$6,633,408

Diversified Banks (2.15%)
Bank of America Corp.
1D US SOFR + 1.11%, 05/09/2029(a)	3,000,000	3,036,935
1D US SOFR + 1.29%, 01/20/2027(a)	4,000,000	4,005,990
JPMorgan Chase & Co.
1D US SOFR + 1.19%, 01/23/2028(a)	3,000,000	3,031,803
Toronto-Dominion Bank Series GMTN
4.98%, 04/05/2027	3,000,000	3,039,059
Total Diversified Banks		13,113,787
Electrical Equipment Manufacturing (0.54%)
Vontier Corp.
1.80%, 04/01/2026	3,350,000	3,314,931

Entertainment Content (1.47%)
Discovery Communications LLC
4.13%, 05/15/2029	3,900,000	3,775,804
Paramount Global
3.70%, 06/01/2028	1,600,000	1,569,251
7.88%, 07/30/2030	1,370,000	1,517,348
Versant Media Group, Inc.
7.25%, 01/30/2031(b)	1,144,000	1,166,825
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	951,000	924,153
Total Entertainment Content		8,953,381
Exploration & Production (1.83%)
Diamondback Energy, Inc.
5.20%, 04/18/2027	1,000,000	1,013,965
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(b)	1,500,000	1,503,473
Occidental Petroleum Corp.
5.00%, 08/01/2027	7,000,000	7,104,801
Range Resources Corp.
8.25%, 01/15/2029	1,581,000	1,613,902
Total Exploration & Production		11,236,141
Financial Services (7.95%)
Charles Schwab Corp.
5.88%, 08/24/2026	5,000,000	5,066,588
SOFRINDX + 1.05%, 03/03/2027(a)(c)	2,471,000	2,489,785
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030(b)	3,100,000	3,173,747
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029(b)	4,931,000	4,795,473
	Principal Amount	Value (Note 2)
LPL Holdings, Inc.
4.90%, 04/03/2028	$2,000,000	$2,025,725
5.70%, 05/20/2027	2,900,000	2,955,712
Lseg US Fin Corp.
4.88%, 03/28/2027(b)	2,500,000	2,526,695
Morgan Stanley
1D US SOFR + 1.295%, 01/28/2027(a)	2,000,000	2,003,021
National Securities Clearing Corp.
4.90%, 06/26/2029(b)	5,000,000	5,142,433
5.15%, 06/26/2026(b)	5,000,000	5,035,354
State Street Corp.
1D US SOFR + 1.353%, 11/04/2026(a)	3,250,000	3,250,133
UBS Group AG
1Y US TI + 1.60%, 12/22/2027(a)(b)	7,000,000	7,161,502
USAA Capital Corp.
4.38%, 06/01/2028(b)	3,000,000	3,030,887
Total Financial Services		48,657,055
Food & Beverage (1.15%)
Campbell's Company
5.20%, 03/19/2027	3,000,000	3,042,731
5.30%, 03/20/2026	1,000,000	1,003,758
Mars, Inc.
4.45%, 03/01/2027(b)	3,000,000	3,020,086
Total Food & Beverage		7,066,575
Hardware (1.48%)
Dell International LLC / EMC Corp.
4.15%, 02/15/2029	5,000,000	4,993,749
4.75%, 04/01/2028	2,000,000	2,028,444
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	2,000,000	2,007,752
Total Hardware		9,029,945
Health Care Facilities & Services (1.17%)
HCA, Inc.
5.00%, 03/01/2028	5,000,000	5,093,639
5.20%, 06/01/2028	2,000,000	2,048,152
Total Health Care Facilities & Services		7,141,791
Industrial Other (0.66%)
Element Fleet Management Corp.
6.27%, 06/26/2026(b)	4,000,000	4,045,061

Internet Media (0.46%)
Meta Platforms, Inc.
4.20%, 11/15/2030	2,817,000	2,814,701

Life Insurance (0.33%)
Jackson National Life Global Funding
4.90%, 01/13/2027(b)	2,000,000	2,015,828

See Notes to Financial Statements and Financial Highlights.

3 | October 31, 2025

ALPS | Smith Short Duration Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Medical Equipment & Devices Manufacturing (2.20%)
Alcon Finance Corp.
2.75%, 09/23/2026(b)	$6,150,000	$6,080,706
Illumina, Inc.
4.65%, 09/09/2026	2,000,000	2,005,727
Solventum Corp.
5.40%, 03/01/2029	776,000	802,776
5.45%, 02/25/2027	1,533,000	1,556,290
Stryker Corp.
4.55%, 02/10/2027	3,000,000	3,019,718
Total Medical Equipment & Devices Manufacturing		13,465,217
Metals & Mining (1.08%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	6,592,000	6,592,054

Pharmaceuticals (0.49%)
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	3,000,000	3,007,711

Pipeline (1.00%)
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028(b)	1,000,000	1,041,694
6.06%, 08/15/2026(b)	1,500,000	1,517,284
NuStar Logistics LP
5.63%, 04/28/2027	1,500,000	1,513,758
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029	2,000,000	2,031,925
Total Pipeline		6,104,661
Power Generation (1.00%)
Calpine Corp.
4.50%, 02/15/2028(b)	3,100,000	3,094,378
NRG Energy, Inc.
4.73%, 10/15/2030(b)	3,000,000	2,994,215
Total Power Generation		6,088,593
Property & Casualty Insurance (1.02%)
Brown & Brown, Inc.
4.60%, 12/23/2026	1,555,000	1,561,724
4.70%, 06/23/2028	1,550,000	1,564,913
4.90%, 06/23/2030	3,100,000	3,143,935
Total Property & Casualty Insurance		6,270,572
Restaurants (0.49%)
Starbucks Corp.
4.50%, 05/15/2028	3,000,000	3,027,636

Semiconductors (1.43%)
Broadcom, Inc.
5.05%, 07/12/2027	4,000,000	4,067,368
Foundry JV Holdco LLC
5.50%, 01/25/2031(b)	4,500,000	4,670,157
Total Semiconductors		8,737,525
	Principal Amount	Value (Note 2)
Software & Services (1.48%)
Roper Technologies, Inc.
4.25%, 09/15/2028	$3,000,000	$3,009,472
Synopsys, Inc.
4.55%, 04/01/2027	3,000,000	3,021,109
4.65%, 04/01/2028	3,000,000	3,034,198
Total Software & Services		9,064,779
Supermarkets & Pharmacies (0.89%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(b)	5,330,000	5,433,370

Travel & Lodging (0.24%)
Carnival Corp.
4.00%, 08/01/2028(b)	1,515,000	1,491,306

Utilities (1.64%)
DTE Energy Co.
4.95%, 07/01/2027	2,000,000	2,024,751
Duke Energy Corp.
5.00%, 12/08/2025	6,000,000	6,003,532
Sempra
5.40%, 08/01/2026	2,000,000	2,013,808
Total Utilities		10,042,091
Wireless Telecommunications Services (0.97%)
SoftBank Corp.
4.70%, 07/09/2030(b)	860,000	867,301
T-Mobile USA, Inc.
4.80%, 07/15/2028	5,000,000	5,083,505
Total Wireless Telecommunications Services		5,950,806

TOTAL CORPORATE BONDS
(Cost $353,286,658)		357,145,225

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (38.87%)

U.S. Treasury Bonds (38.87%)
United States Treasury Inflation Indexed Bonds
1.63%, 10/15/2029	15,797,108	16,061,902

See Notes to Financial Statements and Financial Highlights.

4 | October 31, 2025

ALPS | Smith Short Duration Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
United States Treasury Notes
3.38%, 09/15/2028	$2,735,000	$2,718,654
3.50%, 09/30/2027	15,195,000	15,167,103
3.50%, 09/30/2029	26,718,000	26,569,277
3.63%, 08/31/2027	30,934,000	30,942,458
3.63%, 08/31/2030	4,820,000	4,803,808
3.75%, 04/30/2027	22,700,000	22,738,129
3.75%, 06/30/2027	27,456,000	27,511,233
4.00%, 05/31/2030	4,717,000	4,779,095
4.13%, 01/31/2027	26,663,000	26,801,002
4.13%, 10/31/2029	23,011,000	23,404,254
4.13%, 11/30/2029	6,464,000	6,575,605
4.25%, 03/15/2027	19,494,000	19,647,820
4.25%, 01/31/2030	9,900,000	10,121,783
Total U.S. Treasury Bonds		237,842,123

TOTAL GOVERNMENT BONDS
(Cost $236,256,572)		237,842,123

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.45%)

Money Market Fund (2.45%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.04%	14,966,980	14,966,980

TOTAL SHORT TERM INVESTMENTS
(Cost $14,966,980)			14,966,980

TOTAL INVESTMENTS (100.18%)
(Cost $607,537,513)			$613,006,693

Liabilities In Excess Of Other Assets (-0.18%)			(1,096,871)

NET ASSETS (100.00%)			$611,909,822

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - US SOFR Secured Overnight Financing Rate Compounded Index

TI – Treasury Index

Reference Rates:

30D US SOFR - 30 Day SOFR as of October 31, 2025 was 4.20%

1D US SOFR - 1 Day SOFR as of October 31, 2025 was 4.22%

1Y US TI - 1 Year US TI as of October 31, 2025 was 3.70%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of October 31, 2025 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, the aggregate market value of those securities was $113,213,591, representing 18.50% of net assets.
(c)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.

See Notes to Financial Statements and Financial Highlights.

5 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
BANK LOANS (0.83%)

Aerospace & Defense (0.48%)
TransDigm, Inc.
3M US SOFR + 3.25%, 02/28/2031	$15,919,070	$15,958,629

Casinos & Gaming (0.22%)
Caesars Entertainment, Inc.
1M US SOFR + 2.25%, 02/06/2031(a)	7,338,250	7,287,800

Pharmaceuticals (0.13%)
Amneal Pharmaceuticals LLC
1M US SOFR + 3.50%, 08/02/2032(a)	4,370,900	4,412,773

TOTAL BANK LOANS
(Cost $27,746,739)		27,659,202

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (8.33%)

Fannie Mae
Series 1997-76, Class FO, 30D US SOFR + 0.61%, 09/17/2027(a)	$2,595	$2,595
Series 1999-58, Class F, 30D US SOFR + 0.51%, 11/18/2029(a)	15,434	15,410
Series 2000-40, Class FA, 30D US SOFR + 0.61%, 07/25/2030(a)	6,015	6,015
Series 2000-45, Class F, 30D US SOFR + 0.56%, 12/25/2030(a)	2,539	2,537
Series 2001-27, Class F, 30D US SOFR + 0.61%, 06/25/2031(a)	2,815	2,815
Series 2001-29, Class Z, 6.500%, 07/25/2031	28,672	29,423
Series 2001-52, Class XZ, 6.500%, 10/25/2031	12,023	12,498
Series 2001-59, Class F, 30D US SOFR + 0.71%, 11/25/2031(a)	53,766	53,857
Series 2001-60, Class OF, 30D US SOFR + 1.06%, 10/25/2031(a)	83,131	83,869
Series 2001-63, Class FD, 30D US SOFR + 0.71%, 12/18/2031(a)	4,509	4,514
	Principal Amount	Value (Note 2)
Series 2001-63, Class TC, 6.000%, 12/25/2031	$10,093	$10,412
Series 2001-68, Class PH, 6.000%, 12/25/2031	8,238	8,505
Series 2001-71, Class FE, 30D US SOFR + 0.76%, 11/25/2031(a)	37,491	37,594
Series 2001-71, Class FS, 30D US SOFR + 0.71%, 11/25/2031(a)	30,660	30,713
Series 2001-81, Class GE, 6.000%, 01/25/2032	7,102	7,359
Series 2002-11, Class JF, 30D US SOFR + 0.84%, 03/25/2032(a)	24,044	24,153
Series 2002-12, Class FH, 30D US SOFR + 1.16%, 01/25/2032(a)	26,304	26,588
Series 2002-13, Class FE, 30D US SOFR + 1.01%, 03/25/2032(a)	17,939	18,030
Series 2002-16, Class TM, 7.000%, 04/25/2032	5,945	6,154
Series 2002-17, Class JF, 30D US SOFR + 1.11%, 04/25/2032(a)	13,306	13,445
Series 2002-18, Class FD, 30D US SOFR + 0.91%, 02/25/2032(a)	25,201	25,353
Series 2002-23, Class FA, 30D US SOFR + 1.01%, 04/25/2032(a)	19,427	19,586
Series 2002-34, Class EO, –%, 05/18/2032(b)	8,417	8,177
Series 2002-36, Class FS, 30D US SOFR + 0.61%, 06/25/2032(a)	2,021	2,021
Series 2002-44, Class FJ, 30D US SOFR + 1.11%, 04/25/2032(a)	36,567	36,950
Series 2002-47, Class FC, 30D US SOFR + 0.71%, 11/25/2031(a)	7,215	7,228
Series 2002-48, Class F, 30D US SOFR + 1.11%, 07/25/2032(a)	20,558	20,774
Series 2002-49, Class FC, 30D US SOFR + 1.11%, 11/18/2031(a)	20,355	20,550
Series 2002-60, Class FV, 30D US SOFR + 1.11%, 04/25/2032(a)	49,391	49,905
Series 2002-63, Class EZ, 6.000%, 10/25/2032	4,829	5,001
Series 2002-64, Class PG, 5.500%, 10/25/2032	29,511	30,230

See Notes to Financial Statements and Financial Highlights.

6 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2002-68, Class AF, 30D US SOFR + 1.11%, 10/25/2032(a)	$9,057	$9,152
Series 2002-7, Class FC, 30D US SOFR + 0.86%, 01/25/2032(a)	28,840	28,981
Series 2002-71, Class AQ, 4.000%, 11/25/2032	13,035	12,863
Series 2002-8, Class FA, 30D US SOFR + 0.86%, 03/18/2032(a)	14,960	15,032
Series 2002-80, Class CZ, 4.500%, 09/25/2032	112,387	108,601
Series 2002-9, Class FW, 30D US SOFR + 0.66%, 03/25/2032(a)	7,634	7,638
Series 2002-91, Class F, 30D US SOFR + 0.66%, 01/25/2033(a)	10,776	10,779
Series 2003-107, Class FD, 30D US SOFR + 0.61%, 11/25/2033	7,275	7,264
Series 2003-110, Class CK, 3.000%, 11/25/2033	10,962	10,756
Series 2003-116, Class FA, 30D US SOFR + 0.51%, 11/25/2033	13,586	13,551
Series 2003-119, Class ZP, 4.000%, 12/25/2033	36,024	35,089
Series 2003-119, Class FH, 30D US SOFR + 0.61%, 12/25/2033	21,805	21,773
Series 2003-128, Class MF, 30D US SOFR + 0.71%, 01/25/2034(a)	31,479	31,529
Series 2003-131, Class CH, 5.500%, 01/25/2034	50,323	51,816
Series 2003-134, Class FC, 30D US SOFR + 0.71%, 12/25/2032	16,495	16,520
Series 2003-19, Class MB, 4.000%, 05/25/2031	17,336	16,975
Series 2003-21, Class OG, 4.000%, 01/25/2033	3,985	3,954
Series 2003-22, Class BZ, 6.000%, 04/25/2033	17,274	17,858
Series 2003-27, Class EK, 5.000%, 04/25/2033	15,062	15,344
Series 2003-30, Class JQ, 5.500%, 04/25/2033	15,203	15,729
Series 2003-32, Class UJ, 5.500%, 05/25/2033	26,987	27,969
Series 2003-41, Class OB, 4.000%, 05/25/2033	94,346	91,525
Series 2003-41, Class OZ, 3.750%, 05/25/2033	141,949	135,164
	Principal Amount	Value (Note 2)
Series 2003-42, Class JH, 5.500%, 05/25/2033	$34,693	$35,682
Series 2003-46, Class PJ, 5.500%, 06/25/2033	20,899	21,686
Series 2003-47, Class PE, 5.750%, 06/25/2033	23,579	24,504
Series 2003-64, Class JK, 3.500%, 07/25/2033	26,691	26,211
Series 2003-64, Class ZC, 5.000%, 07/25/2033	15,859	16,127
Series 2003-71, Class HD, 5.500%, 08/25/2033	57,032	58,324
Series 2003-76, Class EZ, 5.000%, 08/25/2033	83,162	84,561
Series 2003-94, Class CE, 5.000%, 10/25/2033	643	641
Series 2004-10, Class ZB, 6.000%, 02/25/2034	111,891	116,221
Series 2004-101, Class TB, 5.500%, 01/25/2035	67,509	69,585
Series 2004-14, Class QB, 5.250%, 03/25/2034	96,826	98,933
Series 2004-17, Class BA, 6.000%, 04/25/2034	118,388	121,917
Series 2004-17, Class DZ, 5.500%, 04/25/2034	6,525	6,641
Series 2004-36, Class FA, 30D US SOFR + 0.51%, 05/25/2034(a)	13,606	13,538
Series 2004-36, Class CB, 5.000%, 05/25/2034	49,733	50,816
Series 2004-53, Class FC, 30D US SOFR + 0.56%, 07/25/2034(a)	111,463	111,147
Series 2004-54, Class FL, 30D US SOFR + 0.51%, 07/25/2034(a)	54,206	54,059
Series 2004-60, Class AC, 5.500%, 04/25/2034	12,912	12,888
Series 2004-68, Class LC, 5.000%, 09/25/2029	15,186	15,318
Series 2004-77, Class AY, 4.500%, 10/25/2034	10,148	10,215
Series 2004-82, Class HK, 5.500%, 11/25/2034	29,418	30,671
Series 2004-92, Class TB, 5.500%, 12/25/2034	51,434	52,993
Series 2005-110, Class MP, 5.500%, 12/25/2035	7,723	7,899
Series 2005-120, Class FE, 30D US SOFR + 0.63%, 01/25/2036(a)	12,745	12,703
Series 2005-122, Class PY, 6.000%, 01/25/2036	170,517	178,285
Series 2005-17, Class EX, 5.250%, 03/25/2035	25,000	24,850

See Notes to Financial Statements and Financial Highlights.

7 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2005-17, Class EZ, 4.500%, 03/25/2035	$63,521	$63,202
Series 2005-29, Class ZA, 5.500%, 04/25/2035	800,189	826,246
Series 2005-3, Class CH, 5.250%, 02/25/2035	56,551	58,062
Series 2005-35, Class DZ, 5.000%, 04/25/2035	82,093	83,816
Series 2005-48, Class TD, 5.500%, 06/25/2035	75,827	78,644
Series 2005-52, Class FE, 30D US SOFR + 1.91%, 05/25/2035(a)	61,864	62,438
Series 2005-62, Class GZ, 5.750%, 07/25/2035	279,162	291,089
Series 2005-64, Class PL, 5.500%, 07/25/2035	32,342	33,184
Series 2005-68, Class CZ, 5.500%, 08/25/2035	184,842	190,122
Series 2005-68, Class BE, 5.250%, 08/25/2035	36,794	37,535
Series 2005-68, Class PG, 5.500%, 08/25/2035	14,819	15,171
Series 2005-69, Class GZ, 4.500%, 08/25/2035	6,596	6,456
Series 2005-7, Class MZ, 4.750%, 02/25/2035	10,817	10,713
Series 2005-70, Class NA, 5.500%, 08/25/2035	6,522	6,666
Series 2005-70, Class KP, 5.000%, 06/25/2035	32,217	32,920
Series 2005-72, Class FB, 30D US SOFR + 0.36%, 08/25/2035(a)	5,340	5,296
Series 2005-79, Class DB, 5.500%, 09/25/2035	51,860	53,816
Series 2005-84, Class XM, 5.750%, 10/25/2035	28,894	29,725
Series 2005-89, Class F, 30D US SOFR + 0.41%, 10/25/2035(a)	11,989	11,901
Series 2005-99, Class AC, 5.500%, 12/25/2035	541,000	548,508
Series 2005-99, Class FA, 30D US SOFR + 0.41%, 11/25/2035(a)	2,304	2,302
Series 2005-99, Class ZA, 5.500%, 12/25/2035	134,233	136,239
Series 2006-112, Class QC, 5.500%, 11/25/2036	13,328	13,815
Series 2006-114, Class HE, 5.500%, 12/25/2036	61,750	63,629
Series 2006-115, Class EF, 30D US SOFR + 0.47%, 12/25/2036(a)	10,225	10,138
	Principal Amount	Value (Note 2)
Series 2006-16, Class HZ, 5.500%, 03/25/2036	$175,964	$181,782
Series 2006-39, Class EF, 30D US SOFR + 0.51%, 05/25/2036(a)	9,894	9,830
Series 2006-46, Class UD, 5.500%, 06/25/2036	23,468	24,262
Series 2006-48, Class TF, 30D US SOFR + 0.51%, 06/25/2036(a)	27,159	26,962
Series 2006-48, Class DZ, 6.000%, 06/25/2036	188,681	198,010
Series 2006-56, Class F, 30D US SOFR + 0.41%, 07/25/2036(a)	6,631	6,588
Series 2006-62, Class FX, 30D US SOFR + 1.86%, 07/25/2036(a)	128,991	127,511
Series 2006-63, Class QH, 5.500%, 07/25/2036	22,156	22,976
Series 2006-70, Class AF, 30D US SOFR + 0.51%, 08/25/2036(a)	55,201	54,829
Series 2006-71, Class ZH, 6.000%, 07/25/2036	27,509	28,869
Series 2006-95, Class FH, 30D US SOFR + 0.56%, 10/25/2036(a)	49,553	49,265
Series 2007-100, Class YF, 30D US SOFR + 0.66%, 10/25/2037(a)	11,213	11,182
Series 2007-109, Class GF, 30D US SOFR + 0.79%, 12/25/2037(a)	32,165	32,200
Series 2007-111, Class FC, 30D US SOFR + 0.71%, 12/25/2037(a)	20,581	20,565
Series 2007-117, Class FM, 30D US SOFR + 0.81%, 01/25/2038(a)	126,083	126,382
Series 2007-12, Class BZ, 6.000%, 03/25/2037	304,147	307,882
Series 2007-12, Class ZA, 6.000%, 03/25/2037	94,084	92,926
Series 2007-14, Class GZ, 5.500%, 03/25/2037	109,473	113,467
Series 2007-18, Class MZ, 6.000%, 03/25/2037	115,056	121,179
Series 2007-22, Class FC, 30D US SOFR + 0.53%, 03/25/2037(a)	14,953	14,827
Series 2007-26, Class ZB, 5.500%, 04/25/2037	180,223	187,252
Series 2007-30, Class MB, 4.250%, 04/25/2037	36,121	35,997

See Notes to Financial Statements and Financial Highlights.

8 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2007-33, Class HE, 5.500%, 04/25/2037	$28,624	$29,613
Series 2007-34, Class F, 30D US SOFR + 0.50%, 04/25/2037(a)	16,485	16,340
Series 2007-41, Class FA, 30D US SOFR + 0.51%, 05/25/2037(a)	5,239	5,208
Series 2007-51, Class CP, 5.500%, 06/25/2037	17,446	17,833
Series 2007-51, Class PB, 5.500%, 06/25/2037	14,841	14,719
Series 2007-55, Class PH, 6.000%, 06/25/2047	215,459	229,852
Series 2007-57, Class FA, 30D US SOFR + 0.34%, 06/25/2037(a)	13,427	13,302
Series 2007-6, Class FC, 30D US SOFR + 0.53%, 02/25/2037(a)	30,218	29,969
Series 2007-63, Class FC, 30D US SOFR + 0.46%, 07/25/2037(a)	13,067	12,942
Series 2007-63, Class VZ, 5.500%, 07/25/2037	141,569	146,880
Series 2007-65, Class ZE, 5.500%, 07/25/2037	512,926	532,316
Series 2007-65, Class KF, 30D US SOFR + 0.49%, 07/25/2037(a)	41,167	40,810
Series 2007-70, Class FA, 30D US SOFR + 0.46%, 07/25/2037(a)	17,584	17,420
Series 2007-77, Class JE, 6.000%, 08/25/2037	259,815	273,996
Series 2007-85, Class FC, 30D US SOFR + 0.65%, 09/25/2037(a)	67,550	67,390
Series 2007-85, Class FL, 30D US SOFR + 0.65%, 09/25/2037(a)	18,422	18,365
Series 2007-86, Class FA, 30D US SOFR + 0.56%, 09/25/2037(a)	19,080	18,982
Series 2007-9, Class FB, 30D US SOFR + 0.46%, 03/25/2037(a)	17,839	17,666
Series 2008-18, Class FA, 30D US SOFR + 1.01%, 03/25/2038(a)	109,992	110,919
Series 2008-24, Class WD, 5.500%, 02/25/2038	146,319	147,600
Series 2008-25, Class EF, 30D US SOFR + 1.06%, 04/25/2038(a)	28,040	28,329
	Principal Amount	Value (Note 2)
Series 2008-27, Class B, 5.500%, 04/25/2038	$473,554	$495,480
Series 2008-46, Class LA, 5.500%, 06/25/2038	8,664	8,991
Series 2008-66, Class FT, 30D US SOFR + 1.06%, 08/25/2038(a)	16,443	16,611
Series 2008-86, Class FC, 30D US SOFR + 1.21%, 12/25/2038(a)	118,269	119,734
Series 2009-103, Class FM, 30D US SOFR + 0.81%, 11/25/2039(a)	21,754	21,780
Series 2009-104, Class FA, 30D US SOFR + 0.91%, 12/25/2039(a)	28,688	28,859
Series 2009-11, Class MP, 7.000%, 03/25/2049	90,939	98,860
Series 2009-110, Class FG, 30D US SOFR + 0.86%, 01/25/2040(a)	52,340	52,479
Series 2009-111, Class CY, 5.000%, 03/25/2038	122,489	124,854
Series 2009-12, Class LA, 14.559%, 03/25/2039(a)	222,115	266,620
Series 2009-12, Class LD, 16.691%, 03/25/2039(a)	291,683	397,929
Series 2009-19, Class ZA, 6.500%, 04/25/2039	383,548	403,829
Series 2009-36, Class MX, 5.000%, 06/25/2039	58,000	59,655
Series 2009-39, Class Z, 6.000%, 06/25/2039	1,646,914	1,741,595
Series 2009-42, Class TZ, 4.500%, 03/25/2039	200,587	193,972
Series 2009-47, Class BN, 4.500%, 07/25/2039	21,794	21,865
Series 2009-62, Class WA, 5.586%, 08/25/2039(a)	53,487	53,920
Series 2009-68, Class FD, 30D US SOFR + 1.36%, 09/25/2039(a)	37,006	37,771
Series 2009-70, Class CO, –%, 01/25/2037(b)	54,634	45,552
Series 2009-70, Class FA, 30D US SOFR + 1.31%, 09/25/2039(a)	19,279	19,669
Series 2009-86, Class OT, –%, 10/25/2037(b)	20,628	17,790
Series 2009-87, Class FG, 30D US SOFR + 0.86%, 11/25/2039(a)	29,748	29,803
Series 2009-90, Class UZ, 4.500%, 11/25/2039	718,084	696,328
Series 2010-1, Class WA, 6.283%, 02/25/2040(a)	9,065	9,199

See Notes to Financial Statements and Financial Highlights.

9 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2010-1, Class EL, 4.500%, 02/25/2040	$219,593	$219,282
Series 2010-102, Class B, 4.500%, 07/25/2040	194,215	193,875
Series 2010-102, Class HA, 4.000%, 09/25/2050	50,027	47,649
Series 2010-103, Class DZ, 4.500%, 09/25/2040	241,108	238,205
Series 2010-103, Class PJ, 4.500%, 09/25/2040	23,009	23,170
Series 2010-111, Class FC, 30D US SOFR + 0.63%, 10/25/2040(a)	33,218	33,057
Series 2010-118, Class LZ, 4.750%, 10/25/2040	30,517	30,875
Series 2010-122, Class JA, 7.000%, 07/25/2040	11,860	12,112
Series 2010-123, Class FL, 30D US SOFR + 0.54%, 11/25/2040(a)	11,922	11,870
Series 2010-123, Class KU, 4.500%, 11/25/2040	163,486	162,827
Series 2010-129, Class PZ, 4.500%, 11/25/2040	37,859	36,229
Series 2010-130, Class BZ, 4.500%, 11/25/2040	906,628	904,139
Series 2010-14, Class FJ, 30D US SOFR + 0.71%, 03/25/2040(a)	38,208	38,205
Series 2010-141, Class AL, 4.000%, 12/25/2040	245,111	240,872
Series 2010-141, Class FB, 30D US SOFR + 0.58%, 12/25/2040(a)	31,671	31,464
Series 2010-141, Class LZ, 4.500%, 12/25/2040	761,911	745,425
Series 2010-141, Class MN, 4.000%, 12/25/2040	90,000	87,090
Series 2010-142, Class FM, 30D US SOFR + 0.58%, 12/25/2040(a)	10,493	10,422
Series 2010-154, Class JA, 3.000%, 11/25/2040	215,300	207,625
Series 2010-16, Class PL, 5.000%, 03/25/2040	71,000	72,805
Series 2010-19, Class PY, 5.000%, 03/25/2040	208,246	212,940
Series 2010-33, Class KN, 4.500%, 03/25/2040	14,954	14,907
Series 2010-37, Class CY, 5.000%, 04/25/2040	23,223	23,741
Series 2010-39, Class EF, 30D US SOFR + 0.63%, 06/25/2037(a)	25,102	25,028
Series 2010-45, Class WD, 5.000%, 05/25/2040	180,000	185,029
	Principal Amount	Value (Note 2)
Series 2010-54, Class LX, 5.000%, 06/25/2040	$267,759	$269,017
Series 2010-58, Class FY, 30D US SOFR + 0.84%, 06/25/2040(a)	35,206	35,283
Series 2010-64, Class DM, 5.000%, 06/25/2040	16,923	17,125
Series 2010-67, Class BD, 4.500%, 06/25/2040	482,914	483,719
Series 2010-68, Class WB, 4.500%, 07/25/2040	85,000	84,996
Series 2010-82, Class WZ, 5.000%, 08/25/2040	204,642	208,292
Series 2010-9, Class ME, 5.000%, 02/25/2040	692,303	709,945
Series 2011-114, Class B, 3.500%, 11/25/2041	122,219	116,690
Series 2011-118, Class KL, 3.250%, 07/25/2040	43,805	43,076
Series 2011-121, Class JP, 4.500%, 12/25/2041	87,962	87,178
Series 2011-128, Class KB, 4.500%, 12/25/2041	800,000	793,442
Series 2011-130, Class KB, 4.000%, 12/25/2041	26,163	25,022
Series 2011-132, Class PE, 4.500%, 12/25/2041	102,867	102,677
Series 2011-145, Class JA, 4.500%, 12/25/2041	4,944	4,909
Series 2011-148, Class PL, 4.000%, 01/25/2042	425,000	412,113
Series 2011-15, Class AF, 30D US SOFR + 0.62%, 03/25/2041(a)	20,149	20,063
Series 2011-17, Class PD, 4.000%, 03/25/2041	4,048	3,970
Series 2011-26, Class PA, 4.500%, 04/25/2041	68,307	68,374
Series 2011-27, Class ZD, 2.500%, 09/25/2040	175,603	163,050
Series 2011-3, Class FA, 30D US SOFR + 0.79%, 02/25/2041(a)	113,274	113,518
Series 2011-30, Class ZA, 5.000%, 04/25/2041	781,909	799,664
Series 2011-43, Class B, 3.500%, 05/25/2031	11,372	11,180
Series 2011-45, Class ZA, 4.000%, 05/25/2031	9,971	9,933
Series 2011-47, Class GF, 30D US SOFR + 0.68%, 06/25/2041(a)	71,316	71,139
Series 2011-5, Class PO, –%, 09/25/2040(b)	6,719	5,035
Series 2011-55, Class BZ, 3.500%, 06/25/2041	346,763	330,759

See Notes to Financial Statements and Financial Highlights.

10 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2011-74, Class UB, 4.000%, 07/25/2040	$122,700	$119,125
Series 2011-86, Class AF, 30D US SOFR + 0.61%, 02/25/2040(a)	14,621	14,593
Series 2011-86, Class NF, 30D US SOFR + 0.66%, 09/25/2041(a)	62,500	62,301
Series 2011-93, Class ST, 4.000%, 09/25/2041	14,727	14,537
Series 2011-93, Class GA, 4.000%, 04/25/2039	7,931	7,784
Series 2012-100, Class DB, 3.000%, 09/25/2042	698,964	637,592
Series 2012-103, Class PY, 3.000%, 09/25/2042	180,000	158,630
Series 2012-106, Class QN, 3.500%, 10/25/2042	50,049	47,025
Series 2012-108, Class PL, 3.000%, 10/25/2042	490,063	447,137
Series 2012-110, Class JB, 2.500%, 10/25/2042	204,000	158,081
Series 2012-111, Class B, 7.000%, 10/25/2042	56,921	61,587
Series 2012-112, Class DA, 3.000%, 10/25/2042	140,277	129,762
Series 2012-115, Class DY, 2.500%, 10/25/2042	225,000	181,998
Series 2012-120, Class AH, 2.500%, 02/25/2032	3,964	3,938
Series 2012-125, Class GY, 2.000%, 11/25/2042	621,000	518,009
Series 2012-126, Class TA, 3.000%, 10/25/2042	137,214	127,457
Series 2012-128, Class NP, 2.500%, 11/25/2042	8,142	5,551
Series 2012-129, Class HT, 2.000%, 12/25/2032	28,713	26,104
Series 2012-13, Class JP, 4.500%, 02/25/2042	189,932	189,142
Series 2012-131, Class FG, 30D US SOFR + 0.46%, 09/25/2042(a)	34,205	33,819
Series 2012-137, Class CF, 30D US SOFR + 0.41%, 08/25/2041(a)	3,487	3,483
Series 2012-139, Class GB, 2.500%, 12/25/2042	210,538	147,274
Series 2012-139, Class CY, 2.000%, 12/25/2042	235,000	181,188
Series 2012-141, Class PD, 1.750%, 10/25/2041	57,793	54,938
Series 2012-149, Class ZA, 3.000%, 01/25/2041	38,170	37,461
Series 2012-149, Class DA, 1.750%, 01/25/2043	15,581	14,574
	Principal Amount	Value (Note 2)
Series 2012-149, Class KB, 3.000%, 01/25/2043	$81,410	$78,537
Series 2012-151, Class NX, 1.500%, 01/25/2043	262,885	230,320
Series 2012-151, Class WC, 2.500%, 01/25/2043	249,000	188,129
Series 2012-152, Class PB, 3.500%, 01/25/2043	42,867	41,578
Series 2012-153, Class B, 7.000%, 07/25/2042	19,610	21,480
Series 2012-17, Class JB, 3.500%, 03/25/2042	200,000	171,898
Series 2012-17, Class JA, 3.500%, 12/25/2041	221,128	211,306
Series 2012-19, Class CB, 3.500%, 03/25/2042	195,814	186,523
Series 2012-20, Class TD, 4.500%, 02/25/2042	17,055	16,993
Series 2012-26, Class MA, 3.500%, 03/25/2042	103,698	98,772
Series 2012-27, Class KB, 2.000%, 03/25/2042	150,407	123,876
Series 2012-33, Class F, 30D US SOFR + 0.63%, 04/25/2042(a)	21,470	21,361
Series 2012-37, Class BF, 30D US SOFR + 0.61%, 12/25/2035(a)	34,399	34,262
Series 2012-38, Class MC, 3.000%, 04/25/2042	147,000	126,002
Series 2012-46, Class YB, 3.500%, 05/25/2042	61,440	57,958
Series 2012-46, Class CD, 2.500%, 04/25/2041	10,770	10,699
Series 2012-47, Class JM, 3.500%, 05/25/2042	140,340	127,524
Series 2012-47, Class HF, 30D US SOFR + 0.51%, 05/25/2027(a)	7,589	7,589
Series 2012-50, Class HC, 2.000%, 03/25/2042	75,129	70,721
Series 2012-51, Class HJ, 3.500%, 05/25/2042	364,384	322,068
Series 2012-51, Class ZX, 3.500%, 05/25/2042	2,161,453	1,769,518
Series 2012-52, Class BM, 4.500%, 01/25/2042	368,259	365,718
Series 2012-56, Class UB, 4.000%, 06/25/2042	416,000	395,620
Series 2012-56, Class WB, 3.500%, 05/25/2042	57,160	55,159
Series 2012-69, Class PL, 3.000%, 01/25/2042	56,920	55,823
Series 2012-70, Class WC, 3.000%, 07/25/2042	172,000	146,237

See Notes to Financial Statements and Financial Highlights.

11 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2012-80, Class GZ, 3.000%, 08/25/2042	$329,968	$305,661
Series 2012-82, Class E, 2.000%, 04/25/2042	14,819	14,253
Series 2012-83, Class AC, 3.000%, 08/25/2042	85,000	77,741
Series 2012-90, Class PH, 3.000%, 01/25/2042	47,750	45,903
Series 2012-90, Class PB, 2.500%, 01/25/2042	214,874	207,225
Series 2012-93, Class TL, 3.000%, 09/25/2042	420,000	363,273
Series 2012-98, Class ZP, 6.000%, 09/25/2042	769,672	820,707
Series 2012-99, Class DC, 2.000%, 08/25/2041	80,014	76,310
Series 2013-104, Class CY, 5.000%, 10/25/2043	50,000	51,340
Series 2013-108, Class GU, 3.000%, 10/25/2033	26,297	25,442
Series 2013-114, Class LM, 4.000%, 03/25/2042	177,280	173,649
Series 2013-130, Class FB, 30D US SOFR + 0.56%, 01/25/2044(a)	26,514	26,335
Series 2013-136, Class QB, 3.500%, 03/25/2042	141,388	134,672
Series 2013-17, Class YM, 4.000%, 03/25/2033	8,501	8,468
Series 2013-2, Class QF, 30D US SOFR + 0.61%, 02/25/2043(a)	9,058	9,005
Series 2013-20, Class CA, 2.500%, 01/25/2043	154,491	139,181
Series 2013-35, Class CV, 3.000%, 02/25/2043	200,000	191,553
Series 2013-4, Class PL, 2.000%, 02/25/2043	120,000	91,255
Series 2013-52, Class GM, 5.000%, 06/25/2043	89,000	87,059
Series 2013-68, Class P, 3.500%, 10/25/2042	82,895	80,711
Series 2013-68, Class LE, 2.000%, 04/25/2043	56,878	52,776
Series 2013-70, Class CE, 2.500%, 01/25/2043	130,569	122,655
Series 2013-72, Class YA, 3.000%, 06/25/2033	2,612	2,460
Series 2013-72, Class AF, 30D US SOFR + 0.36%, 11/25/2042(a)	756	756
Series 2013-81, Class YK, 4.000%, 08/25/2043	200,000	191,024
Series 2013-9, Class BC, 6.500%, 07/25/2042	165,906	176,218
	Principal Amount	Value (Note 2)
Series 2013-9, Class CB, 5.500%, 04/25/2042	$348,251	$359,699
Series 2013-91, Class PB, 4.000%, 09/25/2043	140,000	131,268
Series 2014-10, Class BA, 5.363%, 03/25/2054(a)	209,853	217,172
Series 2014-20, Class AC, 3.000%, 08/25/2036	3,633	3,617
Series 2014-21, Class MA, 2.000%, 09/25/2041	40,352	39,075
Series 2014-23, Class Z, 3.500%, 05/25/2044	412,405	388,007
Series 2014-23, Class A, 3.000%, 05/25/2044	645,155	591,591
Series 2014-26, Class YW, 3.500%, 04/25/2044	50,538	49,498
Series 2014-3, Class BM, 2.500%, 06/25/2043	38,774	36,779
Series 2014-43, Class PZ, 3.000%, 07/25/2043	249,037	212,413
Series 2014-49, Class CA, 3.000%, 08/25/2044	55,004	53,508
Series 2014-52, Class LM, 3.500%, 09/25/2044	1,089,776	986,320
Series 2014-63, Class LN, 3.000%, 10/25/2044	125,000	101,822
Series 2014-73, Class FA, 30D US SOFR + 0.46%, 11/25/2044(a)	10,609	10,478
Series 2014-80, Class DZ, 3.000%, 12/25/2044	2,981,560	2,746,050
Series 2014-81, Class GC, 3.000%, 03/25/2038	12,186	12,044
Series 2014-86, Class PA, 2.000%, 12/25/2044	703,964	628,549
Series 2014-88, Class ER, 2.500%, 02/25/2036	12,657	12,299
Series 2015-16, Class ZY, 2.500%, 04/25/2045	11,024,609	9,595,222
Series 2015-2, Class CD, 3.500%, 02/25/2045	162,467	139,110
Series 2015-51, Class CD, 3.000%, 07/25/2044	67,425	65,672
Series 2015-53, Class KB, 3.000%, 01/25/2045	632,592	585,621
Series 2015-56, Class MH, 3.500%, 08/25/2045	868,406	805,758
Series 2015-65, Class CZ, 3.500%, 09/25/2045	142,663	125,236
Series 2015-75, Class LB, 3.000%, 10/25/2045	125,000	95,186
Series 2015-96, Class EA, 3.000%, 12/25/2026	48,625	48,214
Series 2016-14, Class NC, 2.500%, 03/25/2046	74,604	71,750

See Notes to Financial Statements and Financial Highlights.

12 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2016-2, Class BH, 2.700%, 07/25/2045	$149,092	$139,746
Series 2016-23, Class PL, 3.000%, 11/25/2045	298,685	256,822
Series 2016-27, Class HK, 3.000%, 01/25/2041	193,885	186,444
Series 2016-31, Class TM, 3.000%, 12/25/2045	360,000	328,821
Series 2016-33, Class JA, 3.000%, 07/25/2045	105,833	100,835
Series 2016-33, Class LE, 2.500%, 11/25/2033	25,886	24,640
Series 2016-48, Class UF, 30D US SOFR + 0.51%, 08/25/2046(a)	46,487	46,144
Series 2016-52, Class MZ, 3.000%, 08/25/2046	263,874	207,580
Series 2016-55, Class EA, 1.750%, 07/25/2043	710,983	615,370
Series 2016-57, Class PC, 1.750%, 06/25/2046	196,338	169,076
Series 2016-75, Class FC, 30D US SOFR + 0.51%, 10/25/2046(a)	24,035	23,855
Series 2016-8, Class CB, 3.500%, 03/25/2046	806,555	764,733
Series 2016-83, Class KL, 2.500%, 11/25/2046	132,402	92,011
Series 2016-85, Class BA, 2.500%, 11/25/2046	5,543	3,846
Series 2016-9, Class D, 3.000%, 03/25/2046	24,995	23,066
Series 2016-9, Class PA, 2.500%, 06/25/2045	118,768	112,220
Series 2017-1, Class JP, 3.500%, 04/25/2045	58,552	57,777
Series 2017-10, Class FA, 30D US SOFR + 0.51%, 03/25/2047(a)	18,565	18,409
Series 2017-100, Class ZE, 3.500%, 12/25/2047	116,728	107,480
Series 2017-110, Class PB, 3.000%, 02/25/2057	140,000	106,675
Series 2017-15, Class PE, 3.500%, 04/25/2046	35,461	34,399
Series 2017-19, Class B, 3.000%, 01/25/2047	185,461	171,021
Series 2017-25, Class QE, 2.500%, 04/25/2047	131,133	113,882
Series 2017-35, Class AH, 3.500%, 04/25/2053	4,574	4,547
Series 2017-38, Class JA, 3.000%, 03/25/2047	101,239	92,550
Series 2017-46, Class P, 3.500%, 06/25/2047	2,206,795	2,038,510
	Principal Amount	Value (Note 2)
Series 2017-56, Class BY, 3.000%, 07/25/2047	$128,765	$108,753
Series 2017-56, Class BA, 3.000%, 03/25/2045	55,554	54,010
Series 2017-68, Class HQ, 3.000%, 07/25/2046	650,839	617,026
Series 2017-84, Class JP, 2.750%, 10/25/2047	106,700	95,020
Series 2017-90, Class WB, 3.000%, 11/25/2047	1,119,992	939,930
Series 2017-96, Class PA, 3.000%, 12/25/2054	86,309	84,230
Series 2017-99, Class DZ, 3.500%, 12/25/2047	122,236	112,666
Series 2018-15, Class KG, 2.500%, 01/25/2048	91,689	79,097
Series 2018-19, Class KB, 3.000%, 04/25/2046	25,444	24,861
Series 2018-2, Class HD, 3.000%, 02/25/2047	11,957	11,681
Series 2018-25, Class AL, 3.500%, 04/25/2048	187,296	171,442
Series 2018-38, Class PA, 3.500%, 06/25/2047	48,403	47,608
Series 2018-39, Class FG, 30D US SOFR + 0.36%, 11/25/2033(a)	62,237	61,573
Series 2018-41, Class PZ, 4.000%, 06/25/2048	1,050,213	888,971
Series 2018-43, Class FE, 30D US SOFR + 0.36%, 09/25/2038(a)	68,425	67,564
Series 2018-45, Class GA, 3.000%, 06/25/2048	30,656	27,746
Series 2018-5, Class JP, 3.000%, 09/25/2047	33,786	31,878
Series 2018-50, Class DY, 3.000%, 10/25/2047	416,262	384,455
Series 2018-56, Class CH, 3.000%, 08/25/2048	25,146	22,765
Series 2018-6, Class PA, 3.000%, 02/25/2048	157,552	142,918
Series 2018-60, Class KL, 4.000%, 08/25/2048	96,000	86,418
Series 2018-67, Class DY, 4.000%, 09/25/2048	304,029	276,776
Series 2018-70, Class HB, 3.500%, 10/25/2058	314,994	282,953
Series 2018-74, Class AB, 3.500%, 10/25/2048	268,781	251,515
Series 2018-8, Class KL, 2.500%, 03/25/2047	216,882	198,705
Series 2018-83, Class AC, 3.500%, 11/25/2048	138,268	125,802
Series 2018-83, Class LH, 4.000%, 11/25/2048	15,793	15,079

See Notes to Financial Statements and Financial Highlights.

13 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2018-9, Class PL, 3.500%, 02/25/2048	$395,045	$367,597
Series 2018-94, Class KD, 3.500%, 12/25/2048	39,458	36,267
Series 2018-94, Class KZ, 4.500%, 01/25/2049	207,964	162,540
Series 2019-10, Class MA, 3.000%, 03/25/2049	59,076	53,368
Series 2019-11, Class EA, 3.000%, 05/25/2048	173,668	164,828
Series 2019-12, Class HA, 3.500%, 11/25/2057	212,728	205,893
Series 2019-13, Class MH, 3.000%, 03/25/2049	261,594	241,308
Series 2019-34, Class PZ, 3.000%, 07/25/2049	121,947	63,668
Series 2019-45, Class PT, 3.000%, 08/25/2049	194,364	178,386
Series 2019-50, Class CZ, 2.750%, 09/25/2049	184,985	86,588
Series 2019-55, Class MQ, 3.500%, 10/25/2049	509,154	468,312
Series 2019-60, Class BF, 30D US SOFR + 0.56%, 10/25/2049(a)	10,324	10,106
Series 2019-65, Class HA, 2.500%, 11/25/2049	139,986	121,302
Series 2019-75, Class PA, 3.000%, 10/25/2049	433,183	392,194
Series 2019-81, Class LB, 1.500%, 12/25/2049	436,274	363,775
Series 2019-82, Class HZ, 3.000%, 01/25/2050	364,380	313,519
Series 2020-10, Class B, 3.000%, 03/25/2050	210,092	181,707
Series 2020-11, Class JW, 3.000%, 03/25/2050	237,000	181,572
Series 2020-36, Class GD, 2.000%, 12/25/2037	98,728	91,308
Series 2020-45, Class NB, 1.500%, 07/25/2050	259,992	112,494
Series 2020-47, Class GZ, 2.000%, 07/25/2050	222,493	138,052
Series 2020-73, Class ED, 0.814%, 11/25/2049(a)	703,839	523,965
Series 2021-12, Class GA, 1.000%, 07/25/2050	111,464	82,791
Series 2021-15, Class JB, 1.250%, 04/25/2051	120,361	48,468
Series 2021-17, Class ZA, 1.500%, 04/25/2051	164,953	69,455
Series 2021-43, Class JC, 2.000%, 05/25/2051	113,877	95,023
Series 2021-47, Class PD, 1.500%, 07/25/2051	704,455	561,138
	Principal Amount	Value (Note 2)
Series 2021-47, Class PE, 1.750%, 07/25/2051	$704,455	$571,949
Series 2021-59, Class H, 2.000%, 06/25/2048	201,127	169,891
Series 2021-6, Class KU, 1.500%, 02/25/2051	181,291	105,347
Series 2021-66, Class HU, 1.500%, 10/25/2051	259,997	126,712
Series 2021-66, Class JG, 1.000%, 10/25/2051	461,967	384,187
Series 2021-68, Class A, 2.000%, 07/25/2049	2,249,417	1,868,939
Series 2021-69, Class WA, 2.000%, 04/25/2049	282,128	239,397
Series 2021-72, Class NB, 1.500%, 10/25/2051	140,000	59,497
Series 2021-72, Class NL, 1.500%, 10/25/2051	316,302	204,686
Series 2021-8, Class HZ, 2.000%, 03/25/2051	482,726	250,718
Series 2021-80, Class KE, 2.000%, 11/25/2051	188,616	157,136
Series 2022-17, Class GV, 2.500%, 01/25/2052	3,569,000	2,581,296
Series 2022-37, Class QL, 4.000%, 07/25/2052	1,683,000	1,648,587
Series 2022-4, Class CK, 1.500%, 04/25/2051	103,750	57,857
Series 2022-43, Class ZA, 4.500%, 07/25/2052	260,178	256,837
Series 2022-43, Class AN, 4.250%, 07/25/2052	240,932	196,703
Series 2022-64, Class GM, 4.500%, 10/25/2052	3,161,000	2,856,251
Series 2022-68, Class Z, 5.000%, 10/25/2052	658,074	651,809
Series 2022-81, Class DO, –%, 11/25/2052(b)	1,474,324	726,493
Series 2022-88, Class EZ, 6.000%, 12/25/2052	4,679,557	4,970,483
Series 2022-90, Class AY, 4.500%, 12/25/2041	180,000	179,164
Series 2023-12, Class GB, 6.000%, 06/25/2045	4,641,386	4,726,863
Series 2023-19, Class BZ, 5.000%, 05/25/2053	6,121,175	5,988,977
Series 2023-42, Class B, 6.000%, 07/25/2045	14,951,813	15,237,734
		113,094,911
Fannie Mae Grantor Trust 2002-T12
Series 2002-T12, Class A1, 6.500%, 05/25/2042	115,163	119,785

See Notes to Financial Statements and Financial Highlights.

14 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Freddie Mac
Series 1997-1935, Class FK, 30D US SOFR + 0.81%, 02/15/2027(a)	$1,136	$1,137
Series 1997-1980, Class Z, 7.000%, 07/15/2027	4,721	4,747
Series 1998-2034, Class Z, 6.500%, 02/15/2028	4,823	4,899
Series 1998-2035, Class PC, 6.950%, 03/15/2028	1,098	1,108
Series 1998-2053, Class Z, 6.500%, 04/15/2028	4,825	4,866
Series 1998-2060, Class Z, 6.500%, 05/15/2028	2,147	2,178
Series 1998-2095, Class PE, 6.000%, 11/15/2028	4,953	5,032
Series 1998-2102, Class Z, 6.000%, 12/15/2028	14,095	14,325
Series 1999-2115, Class FB, 30D US SOFR + 0.56%, 01/15/2029(a)	3,025	3,024
Series 1999-2126, Class CB, 6.250%, 02/15/2029	4,451	4,507
Series 1999-2137, Class TH, 6.500%, 03/15/2029	1,713	1,742
Series 1999-2154, Class PL, 6.500%, 05/15/2029	45,279	45,755
Series 2000-2224, Class CB, 8.000%, 03/15/2030	5,288	5,495
Series 2001-2274, Class ZM, 6.500%, 01/15/2031	3,307	3,351
Series 2001-2279, Class Z, 6.000%, 01/15/2031	3,776	3,826
Series 2001-2320, Class FI, 30D US SOFR + 0.61%, 09/15/2029(a)	10,965	10,964
Series 2001-2322, Class FV, 30D US SOFR + 0.61%, 06/15/2030(a)	11,837	11,836
Series 2001-2324, Class PZ, 6.500%, 06/15/2031	70,359	73,313
Series 2001-2334, Class KB, 6.500%, 05/15/2028	22,364	22,620
Series 2001-2341, Class FP, 30D US SOFR + 1.01%, 07/15/2031(a)	13,484	13,586
Series 2001-2367, Class FA, 30D US SOFR + 0.63%, 06/15/2031(a)	11,793	11,797
Series 2001-2372, Class F, 30D US SOFR + 0.61%, 10/15/2031(a)	6,292	6,291
Series 2001-2388, Class FR, 30D US SOFR + 0.76%, 06/15/2031(a)	10,101	10,128
	Principal Amount	Value (Note 2)
Series 2001-2388, Class FB, 30D US SOFR + 0.71%, 01/15/2029(a)	$7,838	$7,847
Series 2001-2391, Class HF, 30D US SOFR + 0.66%, 06/15/2031(a)	4,047	4,050
Series 2001-2396, Class FM, 30D US SOFR + 0.56%, 12/15/2031(a)	4,502	4,500
Series 2001-2396, Class FN, 30D US SOFR + 0.76%, 12/15/2031(a)	73,464	73,666
Series 2002-2411, Class F, 30D US SOFR + 0.66%, 02/15/2032(a)	7,664	7,667
Series 2002-2412, Class OF, 30D US SOFR + 1.06%, 12/15/2031(a)	15,446	15,588
Series 2002-2417, Class FY, 30D US SOFR + 0.71%, 12/15/2031(a)	4,655	4,663
Series 2002-2424, Class FY, 30D US SOFR + 0.56%, 03/15/2032(a)	23,677	23,653
Series 2002-2430, Class WF, 6.500%, 03/15/2032	4,399	4,608
Series 2002-2433, Class FA, 30D US SOFR + 1.06%, 02/15/2032(a)	16,059	16,205
Series 2002-2460, Class FA, 30D US SOFR + 1.11%, 03/15/2032(a)	33,016	32,616
Series 2002-2466, Class FV, 30D US SOFR + 0.66%, 03/15/2032(a)	29,637	29,655
Series 2002-2470, Class EF, 30D US SOFR + 1.11%, 03/15/2032(a)	35,394	35,762
Series 2002-2478, Class FD, 30D US SOFR + 1.11%, 02/15/2032(a)	10,256	10,362
Series 2002-2481, Class FE, 30D US SOFR + 1.11%, 03/15/2032(a)	10,001	10,105
Series 2002-2488, Class FU, 30D US SOFR + 0.71%, 03/15/2032(a)	33,860	33,916
Series 2002-2494, Class F, 30D US SOFR + 1.16%, 06/15/2031(a)	15,668	15,831
Series 2002-2495, Class ZB, 4.500%, 09/15/2032	19,757	19,435
Series 2002-2510, Class FE, 30D US SOFR + 0.51%, 10/15/2032(a)	1,140	1,139

See Notes to Financial Statements and Financial Highlights.

15 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2002-2513, Class AF, 30D US SOFR + 1.11%, 02/15/2032(a)	$27,415	$27,698
Series 2002-2516, Class FD, 30D US SOFR + 1.11%, 02/15/2032(a)	26,053	26,322
Series 2002-2517, Class FR, 30D US SOFR + 0.46%, 10/15/2032(a)	18,560	18,507
Series 2002-2524, Class DH, 6.000%, 11/15/2032	22,367	23,237
Series 2002-2525, Class NU, 5.000%, 04/15/2032	41,801	41,737
Series 2002-2535, Class AW, 5.500%, 12/15/2032	5,474	5,633
Series 2002-2538, Class F, 30D US SOFR + 0.71%, 12/15/2032(a)	77,592	77,705
Series 2002-2541, Class BL, 5.500%, 12/15/2032	22,514	23,167
Series 2003-2554, Class MN, 5.500%, 01/15/2033	25,751	26,546
Series 2003-2557, Class HL, 5.300%, 01/15/2033	87,676	88,560
Series 2003-2557, Class NU, 5.250%, 03/15/2032	29,027	29,301
Series 2003-2557, Class WF, 30D US SOFR + 0.51%, 01/15/2033(a)	18,541	18,495
Series 2003-2568, Class D, 5.500%, 02/15/2033	22,695	23,443
Series 2003-2571, Class FY, 30D US SOFR + 0.86%, 12/15/2032(a)	11,440	11,499
Series 2003-2577, Class FC, 30D US SOFR + 0.61%, 02/15/2033(a)	51,800	51,753
Series 2003-2587, Class FW, 30D US SOFR + 0.58%, 03/15/2033(a)	22,422	22,378
Series 2003-2590, Class OZ, 4.000%, 03/15/2033	130,795	128,032
Series 2003-2614, Class FV, 30D US SOFR + 1.61%, 05/15/2033(a)	135,999	138,717
Series 2003-2624, Class QH, 5.000%, 06/15/2033	7,400	7,562
Series 2003-2626, Class ZX, 5.000%, 06/15/2033	230,101	228,371
Series 2003-2627, Class CN, 5.000%, 06/15/2033	21,883	22,342
Series 2003-2631, Class DB, 5.000%, 06/15/2033	148,000	150,583
Series 2003-2647, Class A, 3.250%, 04/15/2032	36,043	35,364
	Principal Amount	Value (Note 2)
Series 2003-2648, Class WZ, 5.000%, 07/15/2033	$303,493	$305,955
Series 2003-2668, Class LH, 5.000%, 09/15/2033	13,305	13,607
Series 2003-2707, Class FH, 30D US SOFR + 0.76%, 04/15/2032(a)	41,346	41,458
Series 2003-2711, Class FA, 30D US SOFR + 1.11%, 11/15/2033(a)	76,567	77,524
Series 2003-2717, Class LH, 5.500%, 12/15/2033	3,731	3,885
Series 2003-2725, Class TA, 4.500%, 12/15/2033	114,110	114,939
Series 2004-2750, Class TC, 5.250%, 02/15/2034	1,927	1,965
Series 2004-2768, Class PW, 4.250%, 03/15/2034	102,213	101,784
Series 2004-2802, Class OH, 6.000%, 05/15/2034	5,285	5,442
Series 2004-2835, Class KZ, 5.500%, 08/15/2034	23,217	23,979
Series 2004-2835, Class TB, 4.500%, 08/15/2034	243,376	243,882
Series 2004-2896, Class BZ, 5.000%, 11/15/2034	46,318	47,245
Series 2004-2901, Class KB, 5.000%, 12/15/2034	62,815	64,274
Series 2005-2916, Class MY, 5.500%, 01/15/2035	102,772	106,012
Series 2005-2927, Class EZ, 5.500%, 02/15/2035	4,242	4,282
Series 2005-2929, Class PG, 5.000%, 02/15/2035	23,348	23,890
Series 2005-2933, Class HD, 5.500%, 02/15/2035	10,727	11,001
Series 2005-2942, Class ZN, 5.500%, 03/15/2035	544,628	553,542
Series 2005-2953, Class PG, 5.500%, 03/15/2035	11,453	11,891
Series 2005-2962, Class KF, 30D US SOFR + 0.31%, 04/15/2035(a)	4,769	4,741
Series 2005-2973, Class GE, 5.500%, 05/15/2035	243,000	252,095
Series 2005-2980, Class QA, 6.000%, 05/15/2035	21,274	22,257
Series 2005-2996, Class GX, 5.500%, 06/15/2035	65,465	67,748
Series 2005-3012, Class WZ, 5.500%, 08/15/2035	269,395	273,794
Series 2005-3012, Class ZE, 5.750%, 08/15/2035	48,422	50,449
Series 2005-3028, Class FM, 30D US SOFR + 0.36%, 09/15/2035(a)	5,052	5,013

See Notes to Financial Statements and Financial Highlights.

16 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2005-3028, Class ZE, 5.500%, 09/15/2035	$994,539	$1,009,011
Series 2005-3028, Class PG, 5.500%, 09/15/2035	24,057	24,614
Series 2005-3033, Class WY, 5.500%, 09/15/2035	52,111	53,872
Series 2005-3036, Class NE, 5.000%, 09/15/2035	61,824	63,338
Series 2005-3042, Class PZ, 5.750%, 09/15/2035	180,383	190,611
Series 2005-3052, Class WH, 5.500%, 10/15/2035	12,117	12,605
Series 2005-3059, Class ZM, 5.000%, 02/15/2035	57,042	58,089
Series 2005-3062, Class DE, 5.500%, 11/15/2035	82,676	86,251
Series 2005-3068, Class Z, 5.500%, 11/15/2035	96,931	100,781
Series 2005-3070, Class FT, 30D US SOFR + 0.46%, 11/15/2035(a)	7,663	7,629
Series 2005-3072, Class NF, 30D US SOFR + 0.61%, 11/15/2035(a)	23,729	23,633
Series 2005-3085, Class FE, 30D US SOFR + 0.91%, 08/15/2035(a)	27,483	27,657
Series 2006-3098, Class PG, 5.000%, 01/15/2036	42,579	43,833
Series 2006-3122, Class OH, –%, 03/15/2036(b)	11,908	10,439
Series 2006-3123, Class HT, 5.000%, 03/15/2026	1	1
Series 2006-3136, Class KF, 30D US SOFR + 0.41%, 04/15/2036(a)	7,170	7,118
Series 2006-3137, Class XP, 6.000%, 04/15/2036	13,894	14,604
Series 2006-3143, Class BC, 5.500%, 02/15/2036	62,015	64,264
Series 2006-3145, Class FN, 30D US SOFR + 0.54%, 04/15/2036(a)	8,475	8,421
Series 2006-3148, Class CY, 6.000%, 04/15/2036	12,683	13,345
Series 2006-3153, Class UG, 30D US SOFR + 0.56%, 05/15/2036(a)	14,844	14,767
Series 2006-3154, Class PN, 5.500%, 05/15/2036	41,733	43,692
Series 2006-3201, Class FL, 30D US SOFR + 0.71%, 08/15/2036(a)	65,987	65,921
Series 2006-3202, Class HF, 30D US SOFR + 0.46%, 08/15/2036(a)	25,014	24,831
	Principal Amount	Value (Note 2)
Series 2006-3203, Class ZM, 5.000%, 08/15/2036	$126,975	$129,634
Series 2006-3204, Class ZM, 5.000%, 08/15/2034	58,705	60,181
Series 2006-3206, Class FE, 30D US SOFR + 0.51%, 08/15/2036(a)	29,291	29,076
Series 2006-3235, Class Z, 6.500%, 11/15/2036	703,087	751,120
Series 2006-3236, Class EF, 30D US SOFR + 0.41%, 11/15/2036(a)	7,328	7,252
Series 2006-3237, Class CD, 5.500%, 09/15/2036	6,349	6,337
Series 2006-3237, Class CE, 5.500%, 11/15/2036	122,000	123,948
Series 2006-3240, Class FG, 30D US SOFR + 1.22%, 11/15/2036(a)	124,741	122,243
Series 2006-3249, Class CB, 4.250%, 12/15/2036	228,066	226,760
Series 2007-3279, Class FB, 30D US SOFR + 0.43%, 02/15/2037(a)	48,035	47,511
Series 2007-3284, Class AZ, 4.500%, 03/15/2037	7,999	7,874
Series 2007-3301, Class FY, 30D US SOFR + 0.53%, 04/15/2037(a)	12,096	12,002
Series 2007-3311, Class DF, 30D US SOFR + 0.45%, 05/15/2037(a)	68,043	67,363
Series 2007-3312, Class PA, 5.500%, 05/15/2037	9,953	10,327
Series 2007-3316, Class FB, 30D US SOFR + 0.41%, 08/15/2035(a)	19,489	19,296
Series 2007-3349, Class HG, 5.500%, 07/15/2037	11,373	11,821
Series 2007-3361, Class AF, 30D US SOFR + 0.46%, 11/15/2036(a)	44,275	43,884
Series 2007-3367, Class YF, 30D US SOFR + 0.66%, 09/15/2037(a)	12,966	12,930
Series 2007-3368, Class AF, 30D US SOFR + 0.83%, 09/15/2037(a)	40,415	40,513
Series 2007-3378, Class FA, 30D US SOFR + 0.69%, 06/15/2037(a)	20,783	20,750
Series 2007-3380, Class FM, 30D US SOFR + 0.70%, 10/15/2037(a)	56,308	56,232

See Notes to Financial Statements and Financial Highlights.

17 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2007-3382, Class FG, 30D US SOFR + 0.71%, 11/15/2037(a)	$28,263	$28,235
Series 2007-3382, Class FL, 30D US SOFR + 0.81%, 11/15/2037(a)	44,108	44,211
Series 2007-3387, Class PF, 30D US SOFR + 0.53%, 11/15/2037(a)	16,944	16,836
Series 2007-3388, Class FJ, 30D US SOFR + 0.81%, 11/15/2037(a)	87,251	87,406
Series 2008-3404, Class DC, 5.500%, 01/15/2038	285,000	295,997
Series 2008-3405, Class PE, 5.000%, 01/15/2038	31,128	31,847
Series 2008-3409, Class DB, 6.000%, 01/15/2038	76,224	80,552
Series 2008-3411, Class FL, 30D US SOFR + 0.81%, 02/15/2038(a)	12,922	12,953
Series 2008-3415, Class DF, 30D US SOFR + 0.81%, 08/15/2035(a)	57,050	57,179
Series 2008-3415, Class PC, 5.000%, 12/15/2037	22,823	23,240
Series 2008-3415, Class TF, 30D US SOFR + 0.85%, 08/15/2035(a)	28,256	28,357
Series 2008-3450, Class PE, 5.000%, 05/15/2038	36,293	37,058
Series 2008-3469, Class CF, 30D US SOFR + 0.90%, 07/15/2038(a)	12,314	11,662
Series 2009-3536, Class FM, 30D US SOFR + 1.11%, 05/15/2039(a)	15,332	15,538
Series 2009-3539, Class B, 4.500%, 06/15/2029	33,821	33,921
Series 2009-3545, Class FA, 30D US SOFR + 0.96%, 06/15/2039(a)	38,167	38,461
Series 2009-3548, Class ZE, 5.500%, 12/15/2032	80,873	82,837
Series 2009-3549, Class FA, 30D US SOFR + 1.31%, 07/15/2039(a)	13,589	13,861
Series 2009-3564, Class NB, 5.000%, 08/15/2039	235,659	241,324
Series 2009-3574, Class D, 5.000%, 09/15/2039	48,852	49,868
Series 2009-3584, Class FA, 30D US SOFR + 0.81%, 12/15/2036(a)	17,114	17,163
Series 2009-3587, Class DA, 4.500%, 10/15/2039	71,337	71,606
	Principal Amount	Value (Note 2)
Series 2009-3588, Class CW, 6.645%, 10/15/2037(a)	$183,510	$190,306
Series 2009-3604, Class PO, –%, 05/15/2036(b)	39,594	33,853
Series 2009-3605, Class BF, 30D US SOFR + 0.97%, 11/15/2039(a)	87,430	88,118
Series 2009-3606, Class ZC, 5.000%, 04/15/2036	580,326	592,472
Series 2009-3611, Class FH, 30D US SOFR + 0.86%, 07/15/2034(a)	7,173	7,197
Series 2010-3620, Class EL, 4.000%, 01/15/2030	8,680	8,635
Series 2010-3622, Class PB, 5.000%, 01/15/2040	271,951	278,743
Series 2010-3626, Class ME, 5.000%, 01/15/2040	361,050	371,443
Series 2010-3631, Class PA, 4.000%, 02/15/2040	113,843	112,256
Series 2010-3653, Class B, 4.500%, 04/15/2030	27,895	27,993
Series 2010-3656, Class PM, 5.000%, 04/15/2040	96,568	98,990
Series 2010-3662, Class PJ, 5.000%, 04/15/2040	124,215	127,248
Series 2010-3664, Class DA, 4.000%, 11/15/2037	40,039	39,861
Series 2010-3747, Class PY, 4.000%, 10/15/2040	246,009	242,286
Series 2010-3747, Class CY, 4.500%, 10/15/2040	197,045	198,308
Series 2010-3770, Class GA, 4.500%, 10/15/2040	315,679	318,345
Series 2010-3770, Class JZ, 4.000%, 12/15/2040	6,727,137	6,553,372
Series 2010-3778, Class JA, 3.500%, 04/15/2040	10,898	10,864
Series 2011-3798, Class PJ, 4.000%, 01/15/2041	38,270	37,686
Series 2011-3800, Class AF, 30D US SOFR + 0.61%, 02/15/2041(a)	13,810	13,747
Series 2011-3819, Class ZQ, 6.000%, 04/15/2036	9,995	10,502
Series 2011-3822, Class FY, 30D US SOFR + 0.51%, 02/15/2033(a)	13,814	13,778
Series 2011-3825, Class BP, 4.000%, 03/15/2041	63,860	62,026
Series 2011-3843, Class PZ, 5.000%, 04/15/2041	430,043	439,642
Series 2011-3843, Class FE, 30D US SOFR + 0.66%, 04/15/2041(a)	30,499	30,377

See Notes to Financial Statements and Financial Highlights.

18 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2011-3844, Class PC, 5.000%, 04/15/2041	$195,000	$200,009
Series 2011-3852, Class QN, 26.79% - 30D US SOFR, 05/15/2041(a)	27,240	26,431
Series 2011-3852, Class TP, 27.08% - 30D US SOFR, 05/15/2041(a)	16,933	17,263
Series 2011-3857, Class ZP, 5.000%, 05/15/2041	1,086,859	1,108,491
Series 2011-3862, Class MA, 5.000%, 04/15/2041	46,826	47,396
Series 2011-3891, Class BF, 30D US SOFR + 0.66%, 07/15/2041(a)	25,667	25,553
Series 2011-3894, Class ZA, 4.500%, 07/15/2041	320,219	317,480
Series 2011-3905, Class BZ, 3.000%, 08/15/2041	183,454	148,518
Series 2011-3919, Class DL, 4.000%, 08/15/2030	298,000	295,221
Series 2011-3934, Class KB, 5.000%, 10/15/2041	464,421	478,831
Series 2011-3935, Class JZ, 4.500%, 10/15/2041	1,198,380	1,175,658
Series 2011-3939, Class BZ, 4.500%, 06/15/2041	553,534	549,133
Series 2011-3939, Class AZ, 4.000%, 03/15/2041	302,249	293,955
Series 2011-3940, Class MY, 4.000%, 10/15/2041	215,524	209,258
Series 2011-3957, Class HZ, 4.000%, 11/15/2041	558,901	532,057
Series 2011-3958, Class PJ, 4.500%, 09/15/2041	128,930	129,231
Series 2011-3959, Class MB, 4.500%, 11/15/2041	44,199	40,349
Series 2011-3963, Class JB, 4.500%, 11/15/2041	74,578	75,140
Series 2011-3968, Class LA, 4.500%, 12/15/2041	5,621	5,544
Series 2011-3969, Class JP, 4.500%, 09/15/2041	11,046	11,009
Series 2011-3978, Class CZ, 3.500%, 12/15/2041	2,026,520	1,917,288
Series 2012-3984, Class DF, 30D US SOFR + 0.66%, 01/15/2042(a)	22,493	22,435
Series 2012-3989, Class JW, 3.500%, 01/15/2042	144,320	138,137
Series 2012-3994, Class JZ, 3.500%, 02/15/2042	918,988	872,847
Series 2012-3997, Class EC, 3.500%, 02/15/2042	59,120	52,221
	Principal Amount	Value (Note 2)
Series 2012-3997, Class FQ, 30D US SOFR + 0.61%, 02/15/2042(a)	$29,184	$29,009
Series 2012-4001, Class FM, 30D US SOFR + 0.61%, 02/15/2042(a)	19,885	19,735
Series 2012-4010, Class FC, 30D US SOFR + 1.11%, 03/15/2042(a)	239,601	240,928
Series 2012-4011, Class DC, 4.000%, 09/15/2041	156,063	153,038
Series 2012-4011, Class DB, 4.000%, 09/15/2041	152,475	149,523
Series 2012-4012, Class GC, 3.500%, 06/15/2040	3,852	3,842
Series 2012-4020, Class PG, 2.500%, 03/15/2027	2,202	2,185
Series 2012-4037, Class CA, 3.000%, 04/15/2027	22,842	22,687
Series 2012-4039, Class LT, 3.500%, 05/15/2042	113,000	99,276
Series 2012-4048, Class CE, 4.000%, 05/15/2042	611,000	591,854
Series 2012-4050, Class ND, 2.500%, 09/15/2041	2,016	2,007
Series 2012-4062, Class MZ, 3.500%, 06/15/2042	390,462	371,456
Series 2012-4064, Class AY, 3.000%, 06/15/2027	16,708	16,594
Series 2012-4068, Class PE, 3.000%, 06/15/2042	297,161	275,950
Series 2012-4075, Class PB, 3.000%, 07/15/2042	79,474	74,086
Series 2012-4077, Class BE, 4.000%, 07/15/2042	130,000	122,932
Series 2012-4088, Class PB, 3.000%, 08/15/2042	111,506	101,604
Series 2012-4094, Class CW, 2.000%, 08/15/2042	123,902	105,567
Series 2012-4097, Class CU, 1.500%, 08/15/2027	25,000	24,394
Series 2012-4097, Class UF, 30D US SOFR + 0.46%, 08/15/2032(a)	32,906	32,873
Series 2012-4101, Class QN, 3.500%, 09/15/2042	303,425	286,193
Series 2012-4102, Class CB, 2.000%, 09/15/2042	150,000	137,112
Series 2012-4104, Class AJ, 1.500%, 09/15/2027	4,279	4,193
Series 2012-4116, Class YB, 2.500%, 05/15/2042	132,000	112,161
Series 2012-4120, Class TC, 1.500%, 10/15/2027	2,039	1,998
Series 2012-4122, Class BA, 2.793%, 05/15/2040(a)(c)	107,586	101,666

See Notes to Financial Statements and Financial Highlights.

19 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2012-4133, Class TA, 3.000%, 11/15/2042	$308,106	$257,613
Series 2012-4141, Class PL, 2.500%, 12/15/2042	274,000	199,056
Series 2013-4160, Class HB, 2.500%, 12/15/2032	14,094	13,396
Series 2013-4161, Class LT, 2.500%, 08/15/2042	267,106	251,721
Series 2013-4170, Class FW, 30D US SOFR + 1.06%, 01/15/2033(a)	7,461	7,419
Series 2013-4171, Class MN, 3.000%, 02/15/2043	144,000	110,620
Series 2013-4176, Class YD, 3.000%, 03/15/2043	50,000	42,723
Series 2013-4183, Class ME, 2.000%, 02/15/2042	230,929	223,375
Series 2013-4185, Class PB, 3.000%, 03/15/2043	360,016	339,561
Series 2013-4203, Class DJ, 2.500%, 04/15/2033	17,036	16,620
Series 2013-4204, Class QP, 3.000%, 05/15/2043	153,000	131,410
Series 2013-4218, Class DG, 2.500%, 07/15/2042	81,267	76,253
Series 2013-4220, Class EH, 2.500%, 06/15/2028	2,550	2,533
Series 2013-4231, Class FD, 30D US SOFR + 0.46%, 10/15/2032(a)	6,057	6,054
Series 2013-4246, Class PB, 4.000%, 09/15/2043	493,003	468,045
Series 2013-4265, Class FD, 30D US SOFR + 0.51%, 01/15/2035(a)	34,207	33,962
Series 2013-4283, Class EW, 4.500%, 12/15/2043(a)	151,364	152,608
Series 2014-4293, Class NM, 4.500%, 06/15/2043	13,331	13,159
Series 2014-4294, Class PF, 30D US SOFR + 0.51%, 01/15/2044(a)	10,639	10,490
Series 2014-4319, Class PM, 3.000%, 03/15/2043	29,385	28,898
Series 2014-4320, Class AP, 3.500%, 07/15/2039	83,306	81,825
Series 2014-4324, Class AY, 3.000%, 04/15/2029	525,779	520,163
Series 2014-4368, Class GZ, 4.125%, 06/15/2041(d)	1,163,646	1,165,509
Series 2014-4370, Class PC, 2.500%, 09/15/2041	2,588	2,574
Series 2014-4403, Class CZ, 3.000%, 10/15/2044	160,190	95,861
Series 2014-4419, Class DC, 3.000%, 12/15/2044	240,000	207,434
	Principal Amount	Value (Note 2)
Series 2015-4457, Class KZ, 3.000%, 04/15/2045	$64,886	$58,152
Series 2015-4459, Class CA, 5.000%, 12/15/2034	6,492	6,571
Series 2015-4461, Class EA, 2.000%, 07/15/2037	21,339	21,108
Series 2015-4498, Class JA, 2.500%, 04/15/2037	78,893	72,274
Series 2015-4508, Class UZ, 3.000%, 07/15/2043	57,235	46,736
Series 2016-4555, Class CP, 3.000%, 04/15/2045	255,138	247,483
Series 2016-4582, Class PA, 3.000%, 11/15/2045	91,380	86,521
Series 2016-4583, Class UP, 3.000%, 07/15/2045	118,109	111,836
Series 2016-4590, Class AK, 3.500%, 08/15/2027	8,500	8,476
Series 2016-4601, Class CZ, 3.000%, 12/15/2045	117,424	75,501
Series 2016-4613, Class AF, 30D US SOFR + 1.21%, 11/15/2037(a)	68,300	68,503
Series 2016-4629, Class KB, 3.000%, 11/15/2046	1,000,000	845,617
Series 2016-4639, Class HZ, 3.250%, 04/15/2053(d)	1,166,367	977,003
Series 2017-4656, Class EZ, 4.000%, 02/15/2047	335,496	322,371
Series 2017-4670, Class TY, 3.000%, 03/15/2047	346,000	294,766
Series 2017-4672, Class QD, 3.000%, 08/15/2045	16,187	15,995
Series 2017-4680, Class PA, 3.000%, 03/15/2046	9	9
Series 2017-4707, Class Z, 4.000%, 08/15/2047	133,016	85,025
Series 2017-4710, Class PA, 3.000%, 04/15/2045	58,817	57,776
Series 2017-4714, Class MY, 3.500%, 08/15/2047	960,060	887,202
Series 2017-4736, Class CL, 3.000%, 12/15/2047	154,734	136,276
Series 2017-4748, Class GA, 3.000%, 01/15/2045	8,789	8,727
Series 2018-4767, Class Z, 3.000%, 12/15/2047	39,005	23,015
Series 2018-4773, Class DZ, 4.000%, 04/15/2048	143,443	137,434
Series 2018-4787, Class PY, 4.000%, 05/15/2048	35,874	34,214
Series 2018-4808, Class DG, 3.500%, 09/15/2045	94,185	93,776
Series 2018-4813, Class CJ, 3.000%, 08/15/2048	175,896	157,239

See Notes to Financial Statements and Financial Highlights.

20 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2018-4818, Class CA, 3.000%, 04/15/2048	$337,505	$305,868
Series 2018-4821, Class YZ, 4.000%, 02/15/2042	1,730,749	1,615,508
Series 2018-4821, Class ZM, 3.500%, 05/15/2048	315,648	286,708
Series 2018-4839, Class AE, 4.000%, 04/15/2051	191,139	188,757
Series 2018-4846, Class PA, 4.000%, 06/15/2047	1,302	1,299
Series 2018-4857, Class HM, 3.500%, 11/15/2046	2,844	2,838
Series 2019-4863, Class AJ, 3.500%, 07/15/2038	32,874	31,997
Series 2019-4863, Class H, 7.000%, 03/15/2049	113,436	122,474
Series 2019-4896, Class BD, 3.500%, 07/25/2049	1,062,753	929,162
Series 2019-4911, Class HG, 2.250%, 04/15/2049	1,493,273	1,277,174
Series 2019-4926, Class BP, 3.000%, 10/25/2049	486,984	435,857
Series 2020-4954, Class LZ, 2.500%, 02/25/2050	128,382	59,717
Series 2020-4961, Class JB, 2.500%, 12/15/2042	108,963	100,489
Series 2020-4989, Class FB, 30D US SOFR + 0.46%, 10/15/2040(a)	83,015	81,637
Series 2020-4989, Class FA, 30D US SOFR + 0.46%, 08/15/2040(a)	92,236	90,754
Series 2020-5000, Class HZ, 1.500%, 08/25/2050	255,324	134,224
Series 2020-5007, Class PY, 1.500%, 08/25/2050	218,000	90,197
Series 2020-5013, Class NH, 1.000%, 09/25/2050	173,578	90,731
Series 2020-5014, Class BP, 1.250%, 09/25/2040	186,681	166,649
Series 2020-5039, Class ZK, 2.500%, 11/25/2050	157,487	78,598
Series 2020-5049, Class JZ, 2.000%, 11/25/2050	145,726	66,632
Series 2020-5049, Class WB, 0.750%, 12/25/2050	314,354	251,211
Series 2020-5068, Class UB, 0.500%, 01/25/2051	109,000	62,176
Series 2021-5080, Class CA, 2.000%, 02/25/2051	864,862	488,283
Series 2021-5083, Class MA, 2.000%, 03/25/2051	612,856	365,786
Series 2021-5085, Class HA, 1.500%, 03/25/2051	147,216	81,643
Series 2021-5103, Class LM, 1.500%, 05/25/2041	119,098	68,575
	Principal Amount	Value (Note 2)
Series 2021-5103, Class LQ, 1.500%, 04/25/2050	$199,847	$106,471
Series 2021-5119, Class LM, 1.500%, 05/25/2041	202,779	112,042
Series 2021-5121, Class KE, 1.500%, 06/25/2051	301,427	150,713
Series 2021-5129, Class KC, 1.500%, 11/25/2049	125,146	109,566
Series 2021-5144, Class PC, 1.500%, 09/25/2051	321,448	278,594
Series 2021-5156, Class EC, 1.500%, 10/25/2051	434,986	218,538
Series 2021-5171, Class KY, 1.750%, 12/25/2051	172,000	92,162
Series 2021-5174, Class TQ, 2.000%, 08/25/2051	446,191	385,343
Series 2021-5178, Class LY, 1.500%, 12/25/2051	178,029	84,863
Series 2021-5182, Class M, 2.500%, 05/25/2049	288,686	261,355
Series 2022-5189, Class PG, 2.500%, 09/25/2051	76,393	70,397
Series 2022-5198, Class ZM, 3.000%, 02/25/2052	662,957	539,801
Series 2022-5200, Class WK, 2.500%, 03/25/2052	217,000	145,846
Series 2022-5201, Class CA, 2.500%, 07/25/2048	540,371	498,367
Series 2022-5207, Class CZ, 3.500%, 03/25/2052	392,265	233,535
Series 2022-5208, Class AL, 2.500%, 04/25/2042	1,386,302	1,078,874
Series 2022-5230, Class PE, 2.000%, 12/25/2051	600,000	498,758
Series 2022-5234, Class PH, 3.500%, 04/25/2051	685,454	666,820
Series 2024-5407, Class LB, 6.000%, 05/25/2054	6,901,530	7,177,987
		60,577,724
Freddie Mac Strips
Series 2013-299, Class 300, 3.000%, 01/15/2043	130,320	120,946
Series 2013-300, Class 300, 3.000%, 01/15/2043	109,232	100,470
		221,416
Freddie Mac Structured Pass-Through Certificates
Series 2001-32, Class A1, 1M US SOFR + 0.37%, 08/25/2031(a)	43,820	43,590
Series 2002-41, Class 3A, 4.404%, 07/25/2032(a)	1,684,887	1,557,720
Series 2003-55, Class 1A3A, 30D US SOFR + 0.51%, 03/25/2043(a)	199,357	198,550
		1,799,860

See Notes to Financial Statements and Financial Highlights.

21 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Ginnie Mae
Series 2003-76, Class TG, 5.500%, 09/20/2033	$99,010	$98,751
Series 2004-1, Class TE, 5.000%, 06/20/2033	15,296	15,253
Series 2004-15, Class AY, 5.500%, 02/20/2034	108,103	108,885
Series 2004-22, Class AZ, 5.500%, 04/20/2034	185,462	186,934
Series 2004-26, Class ED, 5.500%, 04/16/2034	43,432	43,658
Series 2004-34, Class QL, 5.500%, 05/16/2034	121,259	121,135
Series 2004-55, Class MC, 5.500%, 07/20/2034	27,840	28,243
Series 2004-7, Class Z, 5.500%, 01/16/2034	1,649,331	1,646,282
Series 2004-87, Class BC, 4.500%, 10/20/2034	8,220	8,199
Series 2005-11, Class PL, 5.000%, 02/20/2035	22,038	22,140
Series 2005-13, Class BG, 5.000%, 02/20/2035	119,676	120,370
Series 2005-13, Class NB, 5.000%, 02/20/2035	7,917	7,939
Series 2005-3, Class QB, 5.000%, 01/16/2035	31,520	31,570
Series 2005-3, Class OC, 5.000%, 01/20/2035	110,803	110,977
Series 2005-3, Class JL, 5.000%, 12/16/2034	44,757	44,525
Series 2005-3, Class JM, 4.750%, 01/20/2035	31,426	31,247
Series 2005-44, Class GZ, 5.000%, 07/20/2035	75,996	75,800
Series 2005-45, Class BF, 1M US SOFR + 0.41%, 06/20/2035(a)	22,789	22,622
Series 2005-49, Class B, 5.500%, 06/20/2035	53,727	54,638
Series 2005-51, Class DC, 5.000%, 07/20/2035	83,286	83,819
Series 2005-56, Class JA, 5.000%, 05/17/2035	8,541	8,528
Series 2005-56, Class BD, 5.000%, 07/20/2035	28,541	29,747
Series 2005-69, Class WD, 5.000%, 05/18/2035	29,076	29,041
Series 2005-73, Class PH, 5.000%, 09/20/2035	79,057	78,944
Series 2005-92, Class PB, 6.000%, 12/20/2035	105,022	107,093
Series 2006-10, Class PB, 5.500%, 03/20/2036	182,739	185,964
Series 2006-38, Class OH, 6.500%, 08/20/2036	19,824	19,771
	Principal Amount	Value (Note 2)
Series 2007-18, Class B, 5.500%, 05/20/2035	$50,117	$50,856
Series 2007-18, Class PH, 5.500%, 03/20/2035	137,000	139,530
Series 2007-35, Class NE, 6.000%, 06/16/2037	32,799	32,781
Series 2007-35, Class TE, 6.000%, 06/20/2037	74,491	75,082
Series 2007-40, Class FY, 1M US SOFR + 0.44%, 07/16/2037(a)	22,065	21,889
Series 2007-44, Class PH, 6.000%, 07/20/2037	82,836	85,264
Series 2007-57, Class Z, 5.500%, 10/20/2037	720,025	730,773
Series 2007-6, Class LE, 5.500%, 02/20/2037	191,604	192,252
Series 2007-7, Class PG, 5.000%, 02/16/2037	17,022	17,377
Series 2007-79, Class FC, 1M US SOFR + 0.55%, 12/20/2037(a)	87,751	87,243
Series 2008-13, Class FB, 1M US SOFR + 0.61%, 02/20/2038(a)	17,577	17,511
Series 2008-20, Class CE, 5.500%, 06/16/2037	168,002	170,649
Series 2008-21, Class PZ, 5.500%, 11/20/2037	376,121	375,167
Series 2008-31, Class PC, 5.500%, 04/20/2038	35,867	36,357
Series 2008-33, Class PB, 5.500%, 04/20/2038	102,183	102,977
Series 2008-37, Class L, 6.000%, 04/20/2038	30,242	30,539
Series 2008-38, Class PL, 5.500%, 05/20/2038	157,228	161,014
Series 2008-38, Class PN, 5.500%, 05/20/2038	30,238	30,966
Series 2008-38, Class BG, 5.000%, 05/16/2038	54,298	54,510
Series 2008-40, Class PL, 5.250%, 05/16/2038	118,000	120,670
Series 2008-41, Class PE, 5.500%, 05/20/2038	51,174	52,241
Series 2008-43, Class NB, 5.500%, 05/20/2038	99,315	99,609
Series 2008-47, Class ML, 5.250%, 06/16/2038	18,602	18,882
Series 2008-49, Class PB, 4.750%, 06/20/2038	21,245	21,195
Series 2008-50, Class KB, 6.000%, 06/20/2038	162,482	167,959
Series 2008-51, Class FG, 1M US SOFR + 0.88%, 06/16/2038(a)	59,135	59,326

See Notes to Financial Statements and Financial Highlights.

22 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2008-51, Class PH, 5.250%, 06/20/2038	$27,652	$28,626
Series 2008-55, Class PL, 5.500%, 06/20/2038	23,396	23,386
Series 2008-58, Class PE, 5.500%, 07/16/2038	56,267	56,679
Series 2008-60, Class JP, 5.500%, 07/20/2038	173,038	173,301
Series 2008-60, Class JN, 5.500%, 07/20/2038	87,227	87,359
Series 2008-65, Class PG, 6.000%, 08/20/2038	155,932	155,545
Series 2008-66, Class FN, 1M US SOFR + 1.06%, 08/20/2038(a)	65,737	65,898
Series 2008-7, Class PQ, 5.000%, 02/20/2038	68,662	68,460
Series 2008-76, Class QE, 5.750%, 09/20/2038	58,000	58,318
Series 2008-77, Class FC, 1M US SOFR + 0.81%, 09/20/2038(a)	42,076	42,076
Series 2008-85, Class PG, 5.250%, 10/20/2038	24,912	24,875
Series 2008-89, Class JD, 6.000%, 08/20/2038	33,913	33,813
Series 2008-89, Class JC, 5.500%, 08/20/2038	29,196	29,114
Series 2008-9, Class FA, 1M US SOFR + 0.61%, 02/20/2038(a)	12,107	12,098
Series 2009-1, Class FA, 1M US SOFR + 1.16%, 01/20/2039(a)	50,637	50,900
Series 2009-10, Class PH, 4.500%, 02/20/2039	21,646	21,680
Series 2009-10, Class NB, 5.000%, 02/16/2039	57,168	58,153
Series 2009-118, Class PY, 5.000%, 12/16/2039	13,313	13,629
Series 2009-12, Class NB, 5.000%, 03/20/2039	39,302	39,197
Series 2009-13, Class E, 4.500%, 03/16/2039	69,111	68,781
Series 2009-15, Class FM, 1M US SOFR + 1.15%, 03/20/2039(a)	48,035	48,040
Series 2009-24, Class WB, 5.000%, 03/20/2039	160,434	159,992
Series 2009-32, Class ZA, 5.500%, 05/20/2039	356,068	363,761
Series 2009-40, Class AD, 4.500%, 06/20/2039	309,000	309,296
Series 2009-47, Class LT, 5.000%, 06/20/2039	84,471	84,852
	Principal Amount	Value (Note 2)
Series 2009-55, Class FN, 1M US SOFR + 1.11%, 07/20/2039(a)	$17,842	$17,916
Series 2009-58, Class PA, 4.500%, 07/20/2039	52,407	51,693
Series 2009-61, Class AP, 4.000%, 08/20/2039	24,479	24,065
Series 2009-61, Class MP, 5.000%, 08/20/2039	22,278	22,427
Series 2009-69, Class PH, 5.500%, 08/16/2039	92,000	93,758
Series 2009-75, Class GZ, 4.500%, 09/20/2039	70,886	71,290
Series 2009-76, Class JB, 4.500%, 07/20/2039	8,564	8,567
Series 2009-76, Class XA, 5.500%, 09/16/2039	425,664	436,778
Series 2009-77, Class KJ, 5.000%, 09/20/2039	83,973	86,496
Series 2009-83, Class TF, 1M US SOFR + 1.01%, 08/20/2039(a)	27,939	28,107
Series 2009-94, Class FA, 1M US SOFR + 0.81%, 10/16/2039(a)	57,630	57,753
Series 2010-103, Class WA, 5.660%, 08/20/2034(a)	136,919	139,673
Series 2010-105, Class BH, 3.000%, 01/16/2040	46,055	44,975
Series 2010-111, Class FA, 1M US SOFR + 0.46%, 09/20/2040(a)	34,581	34,331
Series 2010-134, Class YL, 4.500%, 10/20/2040	101,000	99,747
Series 2010-14, Class HA, 4.500%, 02/16/2040	83,696	83,620
Series 2010-147, Class PG, 3.500%, 05/20/2040	21,679	21,514
Series 2010-157, Class OP, –%, 12/20/2040(b)	7,238	6,291
Series 2010-167, Class WL, 4.500%, 09/20/2040	633,559	637,618
Series 2010-169, Class JZ, 4.000%, 12/20/2040	163,359	156,578
Series 2010-19, Class GW, 4.750%, 02/20/2040	108,305	103,436
Series 2010-62, Class AF, 1M US SOFR + 0.56%, 04/16/2034(a)	8,913	8,912
Series 2010-76, Class NC, 4.500%, 06/20/2040	113,194	109,738
Series 2010-84, Class YB, 4.000%, 07/20/2040	16,041	15,677
Series 2010-H01, Class FA, 1M US SOFR + 0.93%, 01/20/2060(a)	5,469	5,496

See Notes to Financial Statements and Financial Highlights.

23 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2010-H10, Class FC, 1M US SOFR + 1.11%, 05/20/2060(a)	$24,001	$24,281
Series 2010-H20, Class AF, 1M US SOFR + 0.44%, 10/20/2060(a)	38,902	38,831
Series 2010-H22, Class FE, 1M US SOFR + 0.46%, 05/20/2059(a)	322	319
Series 2010-H27, Class FA, 1M US SOFR + 0.49%, 12/20/2060(a)	12,759	12,740
Series 2011-100, Class MY, 4.000%, 07/20/2041	152,574	150,067
Series 2011-128, Class MD, 4.000%, 10/20/2040	53,525	53,383
Series 2011-137, Class WA, 5.584%, 07/20/2040(a)	158,874	164,673
Series 2011-59, Class QC, 4.000%, 12/20/2040	164,936	163,088
Series 2011-66, Class UA, 4.000%, 05/16/2041	148,383	142,271
Series 2011-71, Class ZC, 5.500%, 07/16/2034	121,047	121,937
Series 2011-97, Class WA, 6.078%, 11/20/2038(a)	20,138	20,464
Series 2011-H01, Class AF, 1M US SOFR + 0.56%, 11/20/2060(a)	23,403	23,393
Series 2011-H11, Class FB, 1M US SOFR + 0.61%, 04/20/2061(a)	14,154	14,158
Series 2011-H11, Class FA, 1M US SOFR + 0.61%, 03/20/2061(a)	39,060	39,071
Series 2011-H15, Class FA, 1M US SOFR + 0.56%, 06/20/2061(a)	9,662	9,658
Series 2012-108, Class CB, 2.500%, 09/20/2042	149,000	122,910
Series 2012-116, Class BY, 3.000%, 09/16/2042	267,000	220,180
Series 2012-127, Class PG, 1.750%, 09/16/2042	104,949	97,159
Series 2012-32, Class PE, 3.500%, 03/16/2042	117,000	107,897
Series 2012-39, Class GA, 3.000%, 10/16/2040	16,505	16,170
Series 2012-56, Class HZ, 3.500%, 06/20/2040	1,389,310	1,271,820
Series 2012-68, Class GE, 3.000%, 05/20/2042	4,247	3,429
Series 2012-76, Class GF, 1M US SOFR + 0.41%, 06/16/2042(a)	16,360	16,229
	Principal Amount	Value (Note 2)
Series 2012-84, Class TB, 2.500%, 07/20/2042	$390,245	$334,369
Series 2012-H08, Class FC, 1M US SOFR + 0.68%, 04/20/2062(a)	85,884	85,991
Series 2012-H14, Class FK, 1M US SOFR + 0.69%, 07/20/2062(a)	38,981	39,010
Series 2012-H20, Class PT, 4.895%, 07/20/2062(a)	3,871	3,872
Series 2012-H24, Class FE, 1M US SOFR + 0.71%, 10/20/2062(a)	980	981
Series 2013-100, Class MA, 3.500%, 02/20/2043	20,736	20,510
Series 2013-115, Class PM, 4.000%, 08/20/2043	369,174	354,212
Series 2013-169, Class EZ, 3.250%, 11/16/2043	117,777	106,113
Series 2013-22, Class GB, 2.500%, 08/20/2042	115,781	106,281
Series 2013-41, Class MY, 3.000%, 03/20/2043	235,788	215,148
Series 2013-54, Class WA, 4.878%, 11/20/2042(a)	322,881	329,524
Series 2013-6, Class BE, 3.000%, 01/20/2043	104,000	81,322
Series 2013-69, Class NA, 2.000%, 09/20/2042	165,887	153,181
Series 2013-70, Class LA, 1.000%, 05/20/2043	95,791	80,920
Series 2013-93, Class CA, 6.000%, 06/20/2043	750,110	784,002
Series 2013-98, Class KF, 1M US SOFR + 0.41%, 11/20/2041(a)	2,762	2,755
Series 2013-99, Class MF, 1M US SOFR + 0.41%, 07/20/2043(a)	46,087	45,470
Series 2013-H01, Class FA, 1.650%, 01/20/2063	2	2
Series 2013-H04, Class BA, 1.650%, 02/20/2063	1,595	1,520
Series 2013-H07, Class GA, 1M US SOFR + 0.58%, 03/20/2063(a)	29,158	29,155
Series 2013-H09, Class HA, 1.650%, 04/20/2063	5,004	4,770
Series 2013-H18, Class EA, 1M US SOFR + 0.61%, 07/20/2063(a)	1,988	1,988
Series 2014-118, Class ZP, 4.000%, 08/20/2044	356,191	341,127
Series 2014-119, Class ZK, 3.500%, 08/16/2044	1,139,823	1,077,932

See Notes to Financial Statements and Financial Highlights.

24 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2014-32, Class DA, 3.500%, 02/20/2044	$101,590	$88,664
Series 2014-53, Class JM, 6.948%, 04/20/2039(a)	85,831	91,040
Series 2014-98, Class ZP, 3.000%, 07/16/2044	251,586	200,891
Series 2014-98, Class HE, 3.000%, 07/20/2044	53,984	45,324
Series 2014-H10, Class TA, 1M US SOFR + 0.71%, 04/20/2064(a)	144,963	145,195
Series 2014-H15, Class FA, 1M US SOFR + 0.61%, 07/20/2064(a)	9,217	9,220
Series 2014-H16, Class FL, 1M US SOFR + 0.58%, 07/20/2064(a)	150,671	150,654
Series 2014-H19, Class HA, 3.000%, 09/20/2064	10,803	10,426
Series 2015-100, Class PD, 3.000%, 07/20/2045	165,021	153,826
Series 2015-63, Class KA, 3.000%, 04/20/2040	33,494	28,791
Series 2015-84, Class QA, 3.500%, 06/20/2045	185,046	169,879
Series 2015-91, Class QA, 2.846%, 05/20/2045(a)	1,349,837	1,205,047
Series 2015-H09, Class FA, 1M US SOFR + 0.73%, 04/20/2065(a)	96,822	96,940
Series 2015-H12, Class FB, 1M US SOFR + 0.71%, 05/20/2065(a)	23,875	23,900
Series 2015-H15, Class FC, 1M US SOFR + 0.69%, 06/20/2065(a)	46,413	46,446
Series 2015-H22, Class FC, 1M US SOFR + 0.71%, 09/20/2065(a)	18,049	18,067
Series 2015-H26, Class FG, 1M US SOFR + 0.63%, 10/20/2065(a)	88,028	88,076
Series 2015-H26, Class FA, 1M US SOFR + 0.63%, 10/20/2065(a)	17,855	17,865
Series 2015-H27, Class FA, 1M US SOFR + 0.86%, 09/20/2065(a)	655,683	657,552
Series 2015-H29, Class FA, 1M US SOFR + 0.81%, 10/20/2065(a)	389	390
Series 2015-H30, Class FE, 1M US SOFR + 0.71%, 11/20/2065(a)	18,518	18,544
	Principal Amount	Value (Note 2)
Series 2015-H31, Class FT, 1M US SOFR + 0.76%, 11/20/2065(a)	$5,358	$5,372
Series 2015-H32, Class FH, 1M US SOFR + 0.77%, 12/20/2065(a)	48,631	48,742
Series 2016-116, Class GV, 3.000%, 05/20/2026	6,249	6,206
Series 2016-120, Class KA, 2.000%, 09/20/2046	4,738	2,697
Series 2016-136, Class MY, 2.500%, 10/20/2046	100,000	66,487
Series 2016-136, Class PJ, 3.500%, 01/20/2046	189,181	160,852
Series 2016-163, Class B, 3.000%, 10/20/2046	119,000	95,000
Series 2016-19, Class AC, 3.000%, 02/20/2046	259,000	219,150
Series 2016-46, Class Z, 3.000%, 04/20/2046	128,941	94,996
Series 2016-82, Class BA, 3.000%, 09/20/2045	18,545	18,373
Series 2016-H06, Class FC, 1M US SOFR + 1.03%, 02/20/2066(a)	47,324	47,556
Series 2016-H08, Class FT, 1M US SOFR + 0.83%, 02/20/2066(a)	21,771	21,839
Series 2016-H11, Class F, 1M US SOFR + 0.91%, 05/20/2066(a)	1,299,524	1,304,344
Series 2016-H13, Class FT, 1M US SOFR + 0.69%, 05/20/2066(a)	617	617
Series 2016-H14, Class FA, 1M US SOFR + 0.91%, 06/20/2066(a)	176,482	177,105
Series 2016-H15, Class FA, 1M US SOFR + 0.91%, 07/20/2066(a)	377,350	378,774
Series 2016-H17, Class FC, 1M US SOFR + 0.94%, 08/20/2066(a)	73,019	73,328
Series 2016-H17, Class FK, 1M US SOFR + 0.96%, 07/20/2066(a)	24,653	24,764
Series 2016-H17, Class HA, 2.250%, 03/20/2066	36,859	35,892
Series 2016-H20, Class PT, 7.135%, 09/20/2066(a)	196,130	200,506
Series 2016-H23, Class F, 1M US SOFR + 0.86%, 10/20/2066(a)	59,382	59,559
Series 2016-H23, Class PT, 7.124%, 09/20/2066(a)	222,305	225,861

See Notes to Financial Statements and Financial Highlights.

25 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2016-H24, Class FG, 1M US SOFR + 0.86%, 10/20/2066(a)	$190,469	$191,007
Series 2016-H26, Class FC, 1M US SOFR + 1.11%, 12/20/2066(a)	45,382	45,678
Series 2017-150, Class JE, 3.000%, 07/20/2047	50,934	48,254
Series 2017-170, Class MC, 2.500%, 10/20/2047	46,409	42,464
Series 2017-36, Class MJ, 3.000%, 03/20/2047	29,825	26,509
Series 2017-56, Class AZ, 3.000%, 04/20/2047	123,242	103,735
Series 2017-80, Class LO, –%, 05/20/2047(b)	81,451	63,017
Series 2017-80, Class BJ, 3.000%, 03/20/2047	71,133	67,143
Series 2017-H06, Class FE, 1M US SOFR + 0.66%, 02/20/2067(a)	27,117	27,127
Series 2017-H14, Class FD, 1M US SOFR + 0.58%, 06/20/2067(a)	45,055	45,048
Series 2017-H15, Class FC, 1M US SOFR + 0.58%, 06/20/2067(a)	70,455	70,448
Series 2017-H16, Class PT, 4.686%, 05/20/2066(a)	9,014	8,957
Series 2017-H17, Class FG, 1M US SOFR + 0.61%, 08/20/2067(a)	8,513	8,516
Series 2017-H22, Class FH, 1Y US SOFR + 0.94%, 11/20/2067(a)	145,375	146,130
Series 2018-131, Class QA, 3.000%, 12/20/2047	225,250	208,842
Series 2018-160, Class AD, 3.500%, 02/20/2048	178,746	171,950
Series 2018-36, Class CZ, 4.000%, 03/20/2048	300,810	267,517
Series 2018-37, Class C, 2.500%, 01/20/2046	107,593	101,685
Series 2018-H07, Class FD, 1M US SOFR + 0.41%, 05/20/2068(a)	45,059	44,940
Series 2018-H09, Class FA, 1Y US SOFR + 1.22%, 04/20/2068(a)	352,193	357,517
Series 2019-1, Class EY, 4.000%, 10/20/2048	1,066,499	985,568
Series 2019-103, Class EK, 4.000%, 04/20/2049	2,876,696	2,706,313
Series 2019-111, Class TE, 2.000%, 09/20/2049	32,691	27,694
	Principal Amount	Value (Note 2)
Series 2019-128, Class AL, 2.500%, 10/20/2049	$300,000	$209,250
Series 2019-15, Class A, 0.179%, 07/20/2048(a)	300,226	182,409
Series 2019-18, Class HD, 3.500%, 02/20/2049	165,000	144,066
Series 2019-36, Class PD, 3.000%, 02/20/2049	202,343	184,570
Series 2019-H01, Class FT, 1M US SOFR + 0.51%, 10/20/2068(a)	12,884	12,877
Series 2019-H04, Class BA, 3.000%, 01/20/2069	22,845	22,689
Series 2019-H05, Class FT, 1Y US TI + 0.43%, 04/20/2069(a)	10,917	10,941
Series 2019-H08, Class FM, 1M US SOFR + 0.76%, 05/20/2069(a)	1,719,064	1,715,748
Series 2020-122, Class GZ, 3.000%, 08/20/2050	273,179	171,461
Series 2020-125, Class GC, 2.500%, 08/20/2050	20,088	17,081
Series 2020-125, Class GA, 2.500%, 03/20/2050	287,106	249,735
Series 2020-127, Class LZ, 1.500%, 08/20/2050	578,083	243,182
Series 2020-134, Class ZU, 3.000%, 09/20/2050	118,151	69,238
Series 2020-148, Class ZP, 2.000%, 10/20/2050	235,382	104,711
Series 2020-149, Class LU, 1.000%, 10/20/2050	199,995	92,235
Series 2020-153, Class MP, 2.500%, 10/20/2050	266,724	231,313
Series 2020-153, Class ML, 2.500%, 10/20/2050	251,234	217,964
Series 2020-187, Class KZ, 2.000%, 12/20/2050	170,718	75,480
Series 2020-32, Class UM, 2.500%, 03/20/2050	1,044,663	908,563
Series 2020-5, Class LC, 3.500%, 10/20/2049	88,259	84,141
Series 2020-61, Class AB, 3.000%, 05/20/2048	18,340	18,208
Series 2020-62, Class PD, 3.000%, 05/20/2050	408,535	357,860
Series 2020-62, Class WD, 0.455%, 05/20/2050(a)	488,945	287,037
Series 2020-83, Class ML, 3.000%, 06/20/2050	76,451	69,582
Series 2020-98, Class CE, 3.000%, 07/20/2050	992,736	924,447
Series 2020-H01, Class FT, 1Y US TI + 0.50%, 01/20/2070(a)	11,651	11,627

See Notes to Financial Statements and Financial Highlights.

26 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2020-H02, Class DA, 2.250%, 12/20/2069	$37,680	$37,259
Series 2020-H04, Class FP, 1M US SOFR + 0.61%, 06/20/2069(a)	130,190	130,194
Series 2020-H12, Class FE, 1M US SOFR + 1.21%, 06/20/2070(a)	915,070	927,424
Series 2020-H13, Class FA, 1M US SOFR + 0.56%, 07/20/2070(a)	183,047	181,096
Series 2021-104, Class AL, 1.500%, 06/20/2051	120,000	57,081
Series 2021-116, Class WZ, 2.000%, 07/20/2051	389,601	225,181
Series 2021-116, Class LZ, 2.500%, 07/20/2051	349,538	226,103
Series 2021-142, Class PZ, 0.750%, 08/20/2051	309,520	181,586
Series 2021-146, Class PO, –%, 07/20/2051(b)	338,715	124,725
Series 2021-146, Class DE, 1.750%, 08/20/2051	336,656	307,537
Series 2021-158, Class GK, 2.000%, 09/20/2051	150,492	96,122
Series 2021-205, Class NK, 1.500%, 11/20/2051	215,000	119,991
Series 2021-25, Class HA, 2.000%, 02/20/2051	668,433	557,564
Series 2021-8, Class KZ, 2.000%, 01/20/2051	160,537	61,977
Series 2021-8, Class AQ, 5.000%, 01/20/2051	127,357	127,260
Series 2021-H01, Class FA, 1M US SOFR + 1.36%, 11/20/2070(a)	2,673,524	2,721,013
Series 2021-H12, Class GA, 4.525%, 07/20/2071(a)	39,395	39,131
Series 2022-100, Class EB, 3.000%, 06/20/2052	1,729,475	1,342,334
Series 2022-104, Class KY, 4.500%, 06/20/2052	383,627	347,665
Series 2022-112, Class BM, 3.000%, 06/20/2052	344,718	265,150
Series 2022-126, Class BY, 3.000%, 07/20/2052	960,094	607,442
Series 2022-127, Class WC, 3.500%, 07/20/2052	329,622	216,157
Series 2022-127, Class UL, 2.000%, 07/20/2052	309,557	162,417
Series 2022-137, Class PL, 4.000%, 08/20/2052	288,633	226,330
Series 2022-20, Class KZ, 2.500%, 01/20/2052	114,211	49,378
Series 2022-212, Class DZ, 5.500%, 12/20/2052	2,881,795	2,948,822
	Principal Amount	Value (Note 2)
Series 2022-44, Class KZ, 4.500%, 03/20/2052	$630,731	$550,167
Series 2022-51, Class HZ, 3.000%, 03/20/2052	315,267	185,777
Series 2022-68, Class MD, 3.500%, 04/20/2052	223,000	166,762
Series 2022-76, Class PA, 4.000%, 04/20/2052	633,449	622,881
Series 2022-78, Class YX, 4.500%, 01/20/2051	650,500	655,662
Series 2022-H06, Class AB, 3.893%, 07/20/2067(a)	38,489	37,853
Series 2023-150, Class JD, 6.000%, 10/20/2053	407,200	426,849
Series 2023-173, Class DX, 6.000%, 11/20/2053	2,720,000	2,834,719
Series 2023-47, Class HZ, 5.500%, 03/20/2053	1,435,380	1,451,788
Series 2023-55, Class HB, 6.500%, 04/20/2053	2,655,266	2,782,514
Series 2023-55, Class EB, 6.000%, 04/20/2053	22,226,572	22,996,353
Series 2023-57, Class CV, 5.000%, 04/20/2034	1,769,645	1,813,145
Series 2023-59, Class GL, 6.000%, 04/20/2053	7,761,342	7,913,773
Series 2023-68, Class HB, 6.500%, 05/20/2053	10,576,289	11,090,568
		102,486,243
Vendee Mortgage Trust 2011-2
Series 2011-2, Class DZ, 3.750%, 10/15/2041	769,008	726,772

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $281,744,196)		279,026,711

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.43%)

Fannie Mae-Aces
Series 2001-M1, Class D, 6.460%, 02/25/2031(a)	59,671	59,874
Series 2006-M2, Class A3F, 5.345%, 09/25/2031(a)	122,700	124,268
Series 2013-M6, Class 1AC, 3.384%, 02/25/2043(a)	9,350,039	9,152,106
Series 2016-M11, Class AL, 2.944%, 07/25/2039	339,590	313,129
Series 2018-M15, Class 1A2, 3.700%, 01/25/2036	470,000	448,910
Series 2019-M24, Class 2XA, 1.148%, 03/25/2031(a)(c)	7,597,205	341,807

See Notes to Financial Statements and Financial Highlights.

27 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2020-M1, Class A2, 2.444%, 10/25/2029	$300,000	$281,353
Series 2020-M10, Class X1, 1.771%, 12/25/2030(a)(c)	751,125	41,712
Series 2020-M10, Class X4, 0.885%, 07/25/2032(a)(c)	58,128,987	2,106,426
Series 2020-M12, Class IO, 1.281%, 07/25/2029(a)(c)	56,940,371	1,923,093
Series 2020-M13, Class X2, 1.222%, 09/25/2030(a)(c)	10,333,827	337,574
Series 2022-M5, Class A1, 2.344%, 01/01/2034(a)	263,158	248,092
Series 2022-M8, Class A2, 1.936%, 12/25/2031(a)	100,000	87,403
		15,465,747
Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3, 1.956%, 09/25/2046	1,600,000	1,264,961

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2017-K153, Class X1, 0.265%, 10/25/2031(a)(c)	97,182,958	937,339
Series 2017-Q006, Class A2, 3.299%, 04/25/2028(a)	3,990,263	3,891,608
Series 2018-K154, Class X1, 0.286%, 11/25/2032(a)(c)	132,019,778	1,925,535
Series 2018-K156, Class X1, 0.068%, 06/25/2033(a)(c)	617,315,966	3,453,389
Series 2018-K158, Class X1, 0.071%, 10/25/2033(a)(c)	346,245,723	2,348,446
Series 2019-KLU2, Class X1, 1.259%, 08/25/2029(a)(c)	56,675,462	2,167,054
Series 2020-Q013, Class APT2, 1.165%, 04/25/2027(a)	3,242,227	3,119,269
Series 2021-1521, Class X1, 0.978%, 08/25/2036(a)(c)	15,510,554	1,181,729
Series 2021-KLU3, Class X1, 1.929%, 01/25/2031(a)(c)	172,486,768	12,163,785
		31,188,154
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $50,505,964)		47,918,862

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (12.21%)

Fannie Mae Pool
Series 2003-386375, 4.790%, 08/01/2028	391,960	390,910
Series 2005-843080, 6.000%, 12/01/2034	93,415	95,303
	Principal Amount	Value (Note 2)
Series 2006-, 6.000%, 02/01/2036	$86,174	$88,750
Series 2007-943003, 5.500%, 08/01/2047	73,501	74,858
Series 2009-, 4.500%, 06/01/2039	268,846	266,949
Series 2009-463331, 5.250%, 08/01/2029	358,690	366,910
Series 2009-930895, 4.500%, 03/01/2039	47,378	47,513
Series 2009-931707, 4.500%, 08/01/2039	79,519	78,575
Series 2009-958348, 5.440%, 04/01/2027	119,037	118,713
Series 2009-958878, 5.750%, 07/01/2027	1,185,415	1,182,206
Series 2010-, 3.500%, 10/01/2040	253,591	244,199
Series 2011-468477, 4.590%, 08/01/2026	360,521	361,416
Series 2011-469013, 5.470%, 08/01/2026	929,672	937,989
Series 2011-AH9290, 4.000%, 04/01/2041	18,091	17,418
Series 2012-, 3.000%, 12/01/2042	86,019	78,400
3.000%, 01/01/2043	106,150	98,452
3.040%, 12/01/2030	1,088,080	1,036,725
3.500%, 04/01/2042	45,266	42,596
Series 2012-470020, 4.200%, 01/01/2030	1,470,924	1,474,545
Series 2012-AM0279, 3.210%, 08/01/2027	265,133	261,044
Series 2012-AM1387, 3.260%, 11/01/2032	83,818	81,539
Series 2012-MA1214, 3.000%, 10/01/2042	484,897	441,955
Series 2013-, 3.000%, 01/01/2043	236,212	219,090
3.000%, 02/01/2043	307,035	279,844
3.000%, 04/01/2043	187,749	171,121
3.000%, 07/01/2043	206,719	188,410
3.000%, 08/01/2043	57,759	53,021
3.380%, 05/01/2028	231,679	228,453
4.370%, 07/01/2028	787,111	796,224
4.410%, 09/01/2028	80,319	81,303
Series 2013-AM4781, 4.180%, 11/01/2028	1,116,031	1,125,105
Series 2013-AM4991, 3.970%, 12/01/2025	147,091	146,684
Series 2013-AR2289, 3.000%, 02/01/2033	141,425	136,886
Series 2013-AT9663, 2.500%, 07/01/2043	358,029	311,730
Series 2013-MA1586, 3.000%, 08/01/2043	135,986	126,127

See Notes to Financial Statements and Financial Highlights.

28 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025
	Principal Amount	Value (Note 2)
Series 2014-, 3.000%, 06/01/2053	$941,037	$837,135
3.300%, 11/01/2026	246,382	244,370
3.730%, 07/01/2034	504,308	493,716
4.060%, 03/01/2030	438,057	438,716
Series 2015-, 3.180%, 07/01/2035	630,147	573,787
3.390%, 07/01/2035	180,958	168,887
3.500%, 10/01/2045	1,219,536	1,136,973
3.600%, 02/01/2040	213,384	202,075
3.610%, 08/01/2030	300,000	294,453
4.000%, 01/01/2041	92,683	90,664
4.500%, 06/01/2045	114,414	114,587
Series 2015-AM8666, 2.960%, 06/01/2030	160,622	154,009
Series 2015-AM8918, 3.250%, 09/01/2030	731,000	705,513
Series 2015-AM9173, 3.110%, 06/01/2027	220,250	216,934
Series 2016-, 3.159%, 07/01/2036(a)	1,593,057	1,434,710
6.000%, 07/01/2039	83,674	86,660
Series 2016-AL8405, 4.500%, 05/01/2041	83,157	83,204
Series 2016-AN0665, 3.070%, 02/01/2026	183,337	182,478
Series 2016-AN3542, 3.410%, 11/01/2046	331,923	291,203
Series 2016-AN3749, 2.520%, 12/01/2026	421,464	414,173
Series 2016-BC0943, 3.500%, 05/01/2046	243,510	229,728
Series 2017-, 2.000%, 01/01/2032	87,234	82,456
2.880%, 09/01/2027	4,549,703	4,460,381
3.000%, 10/01/2027	1,192,260	1,171,265
3.010%, 07/01/2027	246,801	243,027
3.160%, 07/01/2027	142,435	140,475
3.170%, 01/01/2029	190,311	185,093
3.200%, 01/01/2029	138,478	135,460
3.210%, 11/01/2032	100,000	92,832
3.235%, 02/01/2032	132,190	125,708
3.350%, 01/01/2029	185,727	181,499
3.500%, 06/01/2047	241,310	224,979
Series 2017-AN4431, 3.220%, 01/01/2027	85,000	84,034
Series 2017-AN4469, 3.640%, 01/01/2029	638,469	631,682
Series 2017-AN4529, 3.620%, 01/01/2027	765,943	761,962
Series 2017-AN4833, 3.320%, 04/01/2027	95,000	94,082
Series 2017-AN5279, 3.340%, 04/01/2029	422,885	414,452
Series 2017-AN5742, 3.190%, 05/01/2030	127,973	123,288
	Principal Amount	Value (Note 2)
Series 2017-AN5796, 3.030%, 06/01/2027	$255,093	$251,191
Series 2017-AN6670, 3.210%, 09/01/2027	1,802,346	1,771,670
Series 2017-AN7060, 2.930%, 10/01/2027	1,780,000	1,740,101
Series 2017-AN7234, 3.010%, 12/01/2027	951,974	934,237
Series 2017-AN7384, 2.880%, 12/01/2027	45,560	44,642
Series 2017-AN7547, 3.370%, 11/01/2027	1,019,522	1,004,390
Series 2017-AN7823, 2.890%, 12/01/2027	231,705	227,058
Series 2017-CA0522, 3.000%, 10/01/2047	179,108	159,683
Series 2018-, 3.000%, 02/01/2033	37,573	36,399
3.000%, 04/01/2048	794,977	726,568
3.320%, 04/01/2028	550,000	541,286
3.430%, 03/01/2033	956,703	901,032
3.485%, 04/01/2028	6,350,000	6,282,627
3.500%, 09/01/2028	130,000	128,480
3.500%, 05/01/2048	165,029	164,076
3.545%, 04/01/2028	626,031	620,212
3.740%, 07/01/2028	175,000	173,966
3.940%, 10/01/2036	309,848	296,349
4.010%, 12/01/2030	292,705	291,447
4.500%, 09/01/2040	97,204	95,813
4.500%, 07/01/2041	225,769	222,947
4.500%, 08/01/2041	221,147	223,154
5.500%, 08/01/2048	419,373	431,136
6.000%, 08/01/2048	99,771	103,096
Series 2018-109435, 3.890%, 08/01/2028	1,777,333	1,766,536
Series 2018-387770, 3.625%, 07/01/2028	2,570,000	2,547,256
Series 2018-387983, 3.630%, 08/01/2028	1,933,127	1,897,231
Series 2018-AN8272, 3.170%, 02/01/2028	100,000	98,334
Series 2018-AN8493, 3.300%, 02/01/2030	397,702	382,102
Series 2018-AN8982, 3.440%, 05/01/2028	979,065	964,563
Series 2018-AN9038, 3.460%, 05/01/2028	134,129	132,486
Series 2018-AN924, 4.210%, 05/01/2033	443,011	445,224
Series 2018-AN9976, 3.960%, 02/01/2030	470,000	465,835
Series 2019-, 2.520%, 11/01/2029	136,303	128,737
2.820%, 10/01/2039	900,604	753,876
3.000%, 08/01/2049	63,746	57,839
3.500%, 08/01/2048	104,928	98,502

See Notes to Financial Statements and Financial Highlights.

29 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
3.940%, 06/01/2035	$2,590,226	$2,472,861
4.000%, 07/01/2048	536,881	518,348
4.070%, 11/01/2026	127,713	127,077
4.500%, 08/01/2058	370,915	362,161
5.500%, 06/01/2049	144,027	149,651
6.000%, 05/01/2049	1,512,646	1,583,274
Series 2019-BI2928, 3.410%, 07/01/2027	776,813	768,362
Series 2019-BL1300, 4.200%, 01/01/2029	1,375,000	1,381,096
Series 2019-BL1567, 3.590%, 02/01/2029	2,701,526	2,659,559
Series 2019-BL1596, 3.480%, 03/01/2029	154,897	152,605
Series 2019-BL2460, 3.400%, 05/01/2029	545,328	535,091
Series 2019-BM6011, 3.343%, 11/01/2026(a)	30,583	30,370
Series 2019-BM6152, 3.500%, 06/01/2044	837,830	792,540
Series 2019-MA3784, 3.500%, 09/01/2049	1,917,643	1,752,128
Series 2020-, 1.400%, 11/01/2032	7,945,000	6,564,624
1.500%, 01/01/2036	551,014	491,631
2.150%, 09/01/2029	500,000	465,461
3.000%, 03/01/2050	206,844	180,952
3.500%, 04/01/2050	166,645	152,258
Series 2021-, 1.710%, 08/01/2031	751,000	654,977
3.500%, 11/01/2051	691,605	628,389
Series 2022-, 2.030%, 12/01/2028	98,603	93,529
2.150%, 03/01/2029	150,000	142,009
2.400%, 03/01/2029	140,610	133,899
3.130%, 01/01/2029	143,701	140,320
3.790%, 05/01/2032	2,148,000	2,053,956
3.890%, 07/01/2032	690,000	669,194
3.910%, 06/01/2032	1,181,000	1,139,064
3.980%, 10/01/2032	700,000	681,964
4.110%, 09/01/2032	1,815,000	1,768,679
4.140%, 08/01/2032	2,038,000	1,994,619
4.240%, 07/01/2032	1,657,075	1,626,984
4.520%, 10/01/2032	1,209,000	1,207,169
5.080%, 10/01/2029	943,172	975,092
5.120%, 11/01/2032	2,979,000	3,081,815
5.250%, 10/01/2032	7,898,000	8,179,686
5.440%, 12/01/2032	2,122,000	2,222,868
5.500%, 07/01/2042	1,061,701	1,093,375
5.500%, 11/01/2052	9,831,718	10,089,876
5.620%, 11/01/2032	2,901,983	3,073,959
6.120%, 11/01/2032	1,645,055	1,734,334
6.500%, 11/01/2052	1,939,057	1,990,835
Series 2023-, 1.500%, 01/01/2042	3,730,572	3,173,488
4.885%, 03/01/2033	750,000	776,516
5.030%, 04/01/2028	4,957,000	4,961,377
	Principal Amount	Value (Note 2)
5.470%, 11/01/2033	$1,001,976	$1,045,363
5.500%, 02/01/2053	7,328,375	7,458,724
5.555%, 01/01/2030	8,933,000	9,245,344
6.000%, 02/01/2053	391,797	403,283
6.500%, 06/01/2043	2,003,778	2,077,235
6.500%, 04/01/2053	1,579,875	1,650,551
6.500%, 05/01/2053	5,285,938	5,591,719
6.500%, 06/01/2053	1,221,632	1,268,249
6.500%, 08/01/2053	6,756,469	7,060,130
7.000%, 04/01/2053	469,761	485,601
7.500%, 01/01/2054	351,015	372,690
Series 2024-, 5.340%, 07/01/2029	10,000,000	10,203,805
7.000%, 02/01/2054	738,897	778,233
7.000%, 05/01/2054	1,310,816	1,382,987
7.500%, 01/01/2054	711,409	744,245
		181,503,875
Freddie Mac
Series 2005-2936, Class FC, 30D US SOFR + 0.51%, 03/15/2029(a)	7,421	7,398

Freddie Mac Gold Pool
Series 2005-, 5.500%, 12/01/2035	146,703	144,683
Series 2006-, 6.000%, 01/01/2036	12,848	12,947
Series 2007-, 5.500%, 11/01/2037	52,770	53,688
Series 2012-, 3.500%, 08/01/2042	93,056	87,436
Series 2013-G80393, 5.000%, 08/20/2036	98,937	99,631
Series 2013-T65180, 3.000%, 11/01/2043	77,417	69,683
Series 2015-, 3.000%, 08/01/2045	1,599,233	1,461,317
Series 2015-U49046, 4.000%, 02/01/2029	11,802	11,728
Series 2016-, 3.500%, 06/01/2046	303,060	286,241
		2,227,354
Freddie Mac Pool
Series 2018-, 3.000%, 05/01/2045	192,335	177,137
3.000%, 09/01/2045	640,817	585,880
3.000%, 12/01/2045	345,648	308,165
3.500%, 12/01/2045	46,571	43,589
6.000%, 07/01/2048	224,969	232,614
Series 2020-, 2.000%, 06/01/2050	783,939	622,394
Series 2021-, 2.190%, 06/01/2034	143,243	121,516
Series 2022-, 3.000%, 02/01/2046	3,287,249	2,951,037

See Notes to Financial Statements and Financial Highlights.

30 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2023-, 4.600%, 01/01/2033	$6,743,000	$6,732,537
4.750%, 01/01/2033	16,673,950	16,796,419
4.900%, 01/01/2033	5,000,000	5,081,462
5.500%, 02/01/2053	7,317,571	7,424,760
6.500%, 04/01/2053	18,602,065	19,400,372
6.500%, 05/01/2053	9,108,228	9,558,318
6.500%, 08/01/2053	2,659,916	2,785,241
7.000%, 01/01/2053	2,360,500	2,508,495
Series 2024-, 5.030%, 02/01/2029	5,000,000	5,038,484
7.000%, 08/01/2054	1,272,659	1,314,999
		81,683,419
Ginnie Mae I Pool
Series 2010-, 4.500%, 08/15/2040	280,920	276,942
Series 2013-, 3.000%, 03/15/2043	299,376	276,635
		553,577
Ginnie Mae II Pool
Series 2010-, 4.000%, 09/20/2040	68,639	65,370
4.000%, 11/20/2040	68,914	65,633
4.000%, 12/20/2040	141,634	136,230
4.500%, 08/20/2040	233,504	229,683
4.875%, 01/20/2035	111,802	112,137
1M US SOFR + 2.071%, 08/20/2060(a)	97,137	99,796
Series 2011-, 4.000%, 09/20/2041	127,670	123,345
4.500%, 07/20/2041	60,300	58,876
Series 2012-, 3.500%, 03/20/2042	284,170	258,513
3.500%, 04/20/2042	57,492	52,301
3.500%, 05/20/2042	104,357	94,933
3.500%, 06/20/2042	62,143	56,532
3.500%, 08/20/2042	69,071	62,834
3.500%, 09/20/2042	56,474	51,374
3.500%, 10/20/2042	68,712	62,506
3.500%, 12/20/2042	187,797	170,836
4.000%, 02/20/2042	18,301	17,429
4.000%, 04/20/2042	81,154	77,288
4.000%, 09/20/2042	85,456	82,149
Series 2012-5302, 3.500%, 02/20/2042	161,199	146,642
Series 2013-, 2.500%, 02/20/2043	99,079	85,943
3.000%, 06/20/2043	166,209	150,057
3.000%, 08/20/2043	345,697	319,393
3.250%, 04/20/2033	186,188	180,278
3.500%, 04/20/2043	186,205	169,389
3.500%, 05/20/2043	83,229	76,632
3.500%, 06/20/2043	80,880	74,568
4.000%, 09/20/2043	244,789	234,307
Series 2013-MA1149, 3.000%, 07/20/2043	10,137	9,050
	Principal Amount	Value (Note 2)
Series 2014-, 4.500%, 02/20/2034	$223,014	$223,880
4.500%, 06/20/2034	446,016	447,741
4.500%, 02/20/2044	187,850	191,605
4.500%, 05/20/2044	684,795	675,729
1M US SOFR + 2.295%, 02/20/2064(a)	259,142	263,972
Series 2015-, 3.000%, 01/20/2040	190,736	172,210
3.500%, 06/20/2035	191,160	184,875
3.750%, 05/20/2045	86,471	81,295
4.500%, 08/20/2045	485,460	479,887
Series 2016-, 2.500%, 05/20/2031	121,879	118,227
3.000%, 06/20/2046	205,532	186,124
3.000%, 07/20/2046	172,852	155,489
3.500%, 06/20/2046	338,786	312,534
4.500%, 09/20/2045	211,498	208,699
4.500%, 03/20/2046	136,479	139,208
Series 2016-MA3588, 3.500%, 04/20/2046	222,539	202,429
Series 2016-MA3793, 3.500%, 07/20/2046	589,495	536,222
Series 2016-MA3865, 3.500%, 08/20/2046	372,661	338,983
Series 2017-, 2.500%, 01/20/2032	154,655	149,648
3.000%, 11/20/2032	171,914	166,441
3.500%, 10/20/2047	153,373	141,673
3.500%, 12/20/2047	583,155	534,343
4.421%, 01/20/2067(a)	87,560	87,063
Series 2018-, 3.500%, 02/20/2036	1,641,924	1,588,165
3.500%, 08/20/2047	95,580	88,791
3.500%, 01/20/2048	51,407	47,516
3.500%, 04/20/2048	380,052	352,637
4.000%, 05/20/2048	2,105,545	2,001,879
4.000%, 09/20/2048	1,980,119	1,883,907
4.500%, 07/20/2048	488,267	475,723
4.500%, 09/20/2048	228,795	226,115
5.500%, 10/20/2048	354,346	362,914
Series 2019-, 3.500%, 12/20/2047	358,496	331,745
3.500%, 08/20/2049	343,232	316,839
3.500%, 12/20/2049	118,779	107,306
4.000%, 04/20/2049	88,479	82,729
4.500%, 09/20/2049	315,473	310,584
4.500%, 11/20/2049	663,930	648,516
5.500%, 06/20/2049	96,366	98,378
6.000%, 01/20/2049	293,325	303,772
Series 2019-784688, 5.000%, 02/20/2049	522,161	522,971
Series 2019-MA5864, 3.000%, 04/20/2049	20,082	18,109
Series 2019-MA5920, 3.000%, 05/20/2049	7,242	6,438

See Notes to Financial Statements and Financial Highlights.

31 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2019-MA5936, 6.500%, 05/20/2049	$30,556	$32,476
Series 2020-, 2.000%, 11/20/2050	2,653,919	2,181,585
2.500%, 01/20/2050	148,209	126,511
3.000%, 11/20/2050	135,632	119,736
3.500%, 12/20/2049	1,506,887	1,349,149
3.500%, 10/20/2050	170,934	155,152
4.000%, 02/20/2050	323,187	306,793
4.000%, 04/20/2050	511,243	478,026
4.000%, 05/20/2050	157,833	147,578
4.000%, 11/20/2050	661,251	614,287
Series 2021-, 2.000%, 09/20/2051	1,992,992	1,634,538
3.000%, 08/20/2051	776,891	707,483
4.000%, 02/20/2051	196,012	183,284
4.000%, 03/20/2051	1,507,773	1,433,140
Series 2022-, 3.000%, 12/20/2044	2,077,103	1,864,495
3.000%, 05/20/2052	2,764,271	2,447,077
4.000%, 08/20/2052	1,787,693	1,692,252
4.000%, 09/20/2052	10,235,123	9,675,528
5.000%, 05/20/2052	840,901	832,194
5.000%, 06/20/2052	577,873	577,718
6.000%, 12/20/2052	1,473,707	1,548,819
Series 2023-, 5.500%, 05/20/2053	4,565,714	4,660,179
6.000%, 08/20/2053	12,096,726	12,529,500
6.500%, 04/20/2053	8,388,137	8,798,645
6.500%, 10/20/2053	10,512,916	10,950,262
6.500%, 11/20/2053	1,583,719	1,651,947
7.000%, 10/20/2053	2,522,075	2,629,523
8.000%, 12/20/2063	1,500,798	1,569,777
Series 2024-, 3.000%, 10/20/2050	4,348,378	3,873,821
6.000%, 06/20/2054	2,224,655	2,288,810
6.000%, 11/20/2064	10,349,574	10,528,208
6.500%, 08/20/2054	1,136,858	1,172,343
6.500%, 04/20/2064	563,551	580,717
6.500%, 05/20/2064	2,134,186	2,199,197
6.500%, 10/20/2064	4,169,113	4,296,110
7.000%, 04/20/2054	2,836,486	2,918,937
8.000%, 12/20/2053	992,347	1,042,633
8.000%, 08/20/2054	1,749,648	1,871,667
8.000%, 12/20/2063	2,801,143	2,922,117
Series 2025-, 6.500%, 01/20/2065	18,890,404	19,465,839
		143,155,388
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $405,597,099)		409,131,011
	Principal Amount	Value (Note 2)
CORPORATE BONDS (39.83%)

Aerospace & Defense (4.89%)
Boeing Co.
2.20%, 02/04/2026	$10,030,000	$9,976,821
6.53%, 05/01/2034	15,220,000	16,848,398
7.01%, 05/01/2064	21,680,000	24,839,830
General Dynamics Corp.
4.95%, 08/15/2035	8,000,000	8,173,172
General Electric Co.
4.90%, 01/29/2036	7,956,000	8,107,398
L3Harris Technologies, Inc.
5.35%, 06/01/2034	21,890,000	22,726,958
Lockheed Martin Corp.
5.00%, 08/15/2035	16,824,000	17,186,397
Northrop Grumman Corp.
5.25%, 07/15/2035	23,400,000	24,304,556
RTX Corp.
6.10%, 03/15/2034	28,913,000	31,788,318
Total Aerospace & Defense		163,951,848
Airlines (1.18%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(e)	4,906,425	4,924,362
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(e)	11,250,000	11,222,648
5.31%, 10/20/2031(e)	8,000,000	7,966,509
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(e)	975,493	959,273
Southwest Airlines Co.
5.25%, 11/15/2035	11,236,000	10,984,109
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1 5.88%, 10/15/2027	3,198,249	3,274,629
Total Airlines		39,331,530
Apparel & Textile Products (0.82%)
Gildan Activewear, Inc.
5.40%, 10/07/2035(e)	10,031,000	9,995,668
VF Corp.
2.95%, 04/23/2030	19,978,000	17,588,527
Total Apparel & Textile Products		27,584,195
Auto Parts Manufacturing (0.13%)
Goodyear Tire & Rubber Co.
6.63%, 07/15/2030	4,514,000	4,487,668

Automobiles Manufacturing (2.52%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,500,000	6,497,444
6.50%, 02/07/2035	32,843,000	34,005,566
6.80%, 05/12/2028	9,919,000	10,319,996
General Motors Co.
5.63%, 04/15/2030	3,100,000	3,227,574
6.25%, 04/15/2035	15,800,000	16,805,130

See Notes to Financial Statements and Financial Highlights.

32 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Hyundai Capital America
5.45%, 06/24/2026(e)	$5,541,000	$5,581,238
Stellantis Financial Services US Corp.
5.40%, 09/15/2030(e)	7,562,000	7,616,009
Total Automobiles Manufacturing		84,052,957
Banks (3.13%)
Capital One NA
5.97%, 08/09/2028(a)	9,250,000	9,598,792
Cooperatieve Rabobank UA
3.75%, 07/21/2026	4,500,000	4,482,276
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(e)	6,412,000	6,520,070
1Y US TI + 1.40%, 03/01/2030(a)(e)	4,580,000	4,762,968
First Citizens BancShares, Inc.
1D US SOFR + 1.41%, 03/12/2031(a)	3,392,000	3,434,288
5Y US TI + 1.97%, 03/12/2040(a)	18,300,000	18,606,543
Goldman Sachs Bank USA
1D US SOFR + 0.777%, 03/18/2027(a)	3,297,000	3,309,465
Regions Financial Corp.
1D US SOFR + 2.06%, 09/06/2035(a)	7,890,000	8,084,507
Synovus Financial Corp.
1D US SOFR + 2.347%, 11/01/2030(a)	15,900,000	16,466,047
Wells Fargo & Co.
1D US SOFR + 1.34%, 09/15/2036(a)	3,782,000	3,781,298
1D US SOFR + 1.74%, 04/23/2036(a)	12,576,000	13,220,583
1D US SOFR + 2.02%, 04/24/2034(a)	12,653,000	13,145,264
Total Banks		105,412,101
Biotechnology (0.46%)
Amgen, Inc.
5.25%, 03/02/2033	14,778,000	15,306,772

Cable & Satellite (0.44%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028(e)	7,490,000	7,419,508
Sirius XM Radio LLC
5.00%, 08/01/2027(e)	7,421,000	7,409,009
Total Cable & Satellite		14,828,517
Casinos & Gaming (0.21%)
Station Casinos LLC
4.50%, 02/15/2028(e)	7,096,000	6,989,289
	Principal Amount	Value (Note 2)
Chemicals (0.11%)
Ecolab, Inc.
5.00%, 09/01/2035	$3,758,000	$3,833,801

Consumer Finance (0.87%)
American Express Co.
1D US SOFR + 1.237%, 10/24/2036(a)	9,761,000	9,652,950
1D US SOFR + 1.79%, 04/25/2036(a)	1,950,000	2,060,401
SOFRINDX + 1.32%, 01/30/2036(a)(f)	4,155,000	4,327,408
Boost Newco Borrower LLC
7.50%, 01/15/2031(e)	5,915,000	6,288,414
Fidelity National Information Services, Inc.
3.10%, 03/01/2041	5,145,000	3,846,351
Synchrony Financial
3.70%, 08/04/2026	3,192,000	3,175,577
Total Consumer Finance		29,351,101
Consumer Products (0.25%)
L'Oreal SA
5.00%, 05/20/2035(e)	8,100,000	8,334,073

Consumer Services (0.25%)
Sodexo, Inc.
5.80%, 08/15/2035(e)	8,075,000	8,457,574

Diversified Banks (0.97%)
Bank of America Corp.
1D US SOFR + 1.91%, 04/25/2034(a)	7,638,000	7,905,659
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	4,054,000	4,137,129
1D US SOFR + 1.19%, 10/22/2036(a)	5,662,000	5,646,146
1D US SOFR + 1.62%, 01/23/2035(a)	10,386,000	10,786,187
1D US SOFR + 1.635%, 07/23/2036(a)	3,740,000	3,880,287
Total Diversified Banks		32,355,408
Entertainment Content (1.57%)
Discovery Communications LLC
4.13%, 05/15/2029	3,861,000	3,738,046
Paramount Global
4.20%, 05/19/2032	18,000,000	16,658,132
4.38%, 03/15/2043	4,248,000	3,219,028
4.95%, 05/19/2050	13,674,000	10,691,510
Versant Media Group, Inc.
7.25%, 01/30/2031(e)	3,139,000	3,201,630

See Notes to Financial Statements and Financial Highlights.

33 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	$4,756,000	$4,621,738
4.28%, 03/15/2032	5,629,000	5,162,848
5.14%, 03/15/2052	6,765,000	5,158,313
Total Entertainment Content		52,451,245
Exploration & Production (2.16%)
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.63%, 07/15/2033(e)	575,000	585,731
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(e)	5,537,000	5,549,819
7.25%, 02/15/2035(e)	14,155,000	13,648,737
Occidental Petroleum Corp.
7.88%, 09/15/2031	18,579,000	21,267,731
Permian Resources Operating LLC
5.88%, 07/01/2029(e)	3,782,000	3,788,180
6.25%, 02/01/2033(e)	5,925,000	6,034,381
7.00%, 01/15/2032(e)	8,564,000	8,891,684
9.88%, 07/15/2031(e)	4,113,000	4,462,482
Viper Energy Partners LLC
5.70%, 08/01/2035	8,102,000	8,267,362
Total Exploration & Production		72,496,107
Financial Services (3.87%)
Charles Schwab Corp.
SOFRINDX + 1.05%, 03/03/2027(a)(f)	9,431,000	9,502,696
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030(e)	7,845,000	8,031,629
6.20%, 06/18/2035(e)	7,775,000	8,160,847
Goldman Sachs Group, Inc.
1D US SOFR + 1.552%, 04/25/2035(a)	3,245,000	3,460,472
1D US SOFR + 1.58%, 04/23/2031(a)	6,521,000	6,730,981
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(e)	5,091,000	5,184,858
6.75%, 05/01/2033(e)	6,320,000	6,597,699
7.13%, 04/30/2031(e)	15,700,000	16,487,401
KKR & Co., Inc.
5.10%, 08/07/2035	9,403,000	9,387,679
Morgan Stanley
1D US SOFR + 1.418%, 01/18/2036(a)	3,490,000	3,656,348
1D US SOFR + 1.757%, 04/17/2036(a)	14,400,000	15,168,484
1D US SOFR + 2.05%, 11/01/2034(a)	8,443,000	9,466,426
Series I
1D US SOFR + 1.314%, 10/22/2036(a)	8,260,000	8,217,782
UBS Group AG
1D US SOFR + 3.92%, 08/12/2033(a)(e)	17,581,000	19,448,234
	Principal Amount	Value (Note 2)
Total Financial Services		$129,501,536
Food & Beverage (0.83%)
Mars, Inc.
4.80%, 03/01/2030(e)	$3,400,000	3,473,972
5.20%, 03/01/2035(e)	3,400,000	3,490,991
Pilgrim's Pride Corp.
6.25%, 07/01/2033	7,000,000	7,472,731
6.88%, 05/15/2034	12,266,000	13,596,285
Total Food & Beverage		28,033,979
Health Care Facilities & Services (1.05%)
CVS Health Corp.
6.20%, 09/15/2055	5,636,000	5,792,939
HCA, Inc.
2.38%, 07/15/2031	11,927,000	10,646,420
5.45%, 09/15/2034	8,000,000	8,235,208
5.70%, 11/15/2055	1,873,000	1,828,348
5.75%, 03/01/2035	8,300,000	8,712,099
Total Health Care Facilities & Services		35,215,014
Internet Media (0.60%)
Meta Platforms, Inc.
4.88%, 11/15/2035	4,125,000	4,144,837
5.50%, 11/15/2045	6,875,000	6,820,334
5.75%, 11/15/2065	1,846,000	1,832,233
Series .
5.63%, 11/15/2055	7,389,000	7,339,584
Total Internet Media		20,136,988
Manufactured Goods (0.13%)
Chart Industries, Inc.
7.50%, 01/01/2030(e)	4,228,000	4,414,670

Medical Equipment & Devices Manufacturing (1.39%)
Alcon Finance Corp.
5.38%, 12/06/2032(e)	14,770,000	15,437,622
GE HealthCare Technologies, Inc.
5.50%, 06/15/2035	10,560,000	10,948,132
Solventum Corp.
5.45%, 03/13/2031	7,429,000	7,739,057
5.60%, 03/23/2034	12,179,000	12,672,406
Total Medical Equipment & Devices Manufacturing		46,797,217
Metals & Mining (0.33%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	10,905,000	10,905,088

Pharmaceuticals (0.10%)
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032(e)	3,097,000	3,250,893

Pipeline (2.69%)
Buckeye Partners LP
4.50%, 03/01/2028(e)	7,290,000	7,237,277
6.88%, 07/01/2029(e)	9,640,000	9,990,857

See Notes to Financial Statements and Financial Highlights.

34 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Cheniere Energy Partners LP
5.55%, 10/30/2035(e)	$8,000,000	$8,191,017
Energy Transfer LP
7.38%, 02/01/2031(e)	8,947,000	9,320,902
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(e)	12,936,000	11,883,392
4.32%, 12/30/2039(e)	9,061,000	7,670,835
Kinetik Holdings LP
6.63%, 12/15/2028(e)	3,054,000	3,138,697
MPLX LP
6.20%, 09/15/2055	10,150,000	10,221,456
NuStar Logistics LP
6.38%, 10/01/2030	6,012,000	6,266,247
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029	16,140,000	16,397,632
Total Pipeline		90,318,312
Power Generation (0.11%)
Calpine Corp.
4.50%, 02/15/2028(e)	1,956,000	1,952,453
NRG Energy, Inc.
5.41%, 10/15/2035(e)	1,891,000	1,888,106
Total Power Generation		3,840,559
Property & Casualty Insurance (0.49%)
Brown & Brown, Inc.
5.55%, 06/23/2035	7,850,000	8,084,651
6.25%, 06/23/2055	7,800,000	8,213,755
Total Property & Casualty Insurance		16,298,406
Publishing & Broadcasting (0.37%)
Nexstar Media, Inc.
4.75%, 11/01/2028(e)	8,000,000	7,880,594
5.63%, 07/15/2027(e)	4,376,000	4,376,938
Total Publishing & Broadcasting		12,257,532
Real Estate (0.87%)
CoStar Group, Inc.
2.80%, 07/15/2030(e)	8,601,000	7,873,871
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(e)	10,401,000	10,491,104
Iron Mountain, Inc.
5.25%, 03/15/2028(e)	1,397,000	1,397,244
VICI Properties LP
5.13%, 05/15/2032	9,134,000	9,212,039
Total Real Estate		28,974,258
Refining & Marketing (0.39%)
HF Sinclair Corp.
4.50%, 10/01/2030	5,724,000	5,655,722
5.00%, 02/01/2028	2,667,000	2,669,422
Sunoco LP
5.63%, 03/15/2031(e)	2,237,000	2,239,841
5.88%, 03/15/2034(e)	2,237,000	2,238,076
Total Refining & Marketing		12,803,061
	Principal Amount	Value (Note 2)
Restaurants (0.31%)
Raising Cane's Restaurants LLC
9.38%, 05/01/2029(e)	$1,950,000	$2,041,416
Starbucks Corp.
5.40%, 05/15/2035	8,106,000	8,411,104
Total Restaurants		10,452,520
Semiconductors (1.35%)
Broadcom, Inc.
4.80%, 02/15/2036	2,650,000	2,631,405
5.20%, 07/15/2035	5,628,000	5,799,481
Foundry JV Holdco LLC
6.10%, 01/25/2036(e)	7,900,000	8,354,631
6.25%, 01/25/2035(e)	6,100,000	6,498,263
6.30%, 01/25/2039(e)	15,850,000	16,880,723
Intel Corp.
3.05%, 08/12/2051	8,050,000	5,106,430
Total Semiconductors		45,270,933
Software & Services (2.01%)
Fair Isaac Corp.
6.00%, 05/15/2033(e)	7,950,000	8,112,148
Leidos, Inc.
5.40%, 03/15/2032	10,534,000	10,933,051
5.50%, 03/15/2035	3,467,000	3,604,348
Oracle Corp.
3.60%, 04/01/2050	2,800,000	1,900,315
5.95%, 09/26/2055	7,005,000	6,646,289
Roper Technologies, Inc.
5.10%, 09/15/2035	4,510,000	4,541,282
Synopsys, Inc.
4.85%, 04/01/2030	6,800,000	6,922,628
5.15%, 04/01/2035	9,895,000	10,055,675
VMware LLC
2.20%, 08/15/2031	4,979,000	4,404,170
4.70%, 05/15/2030	9,961,000	10,110,154
Total Software & Services		67,230,060
Supermarkets & Pharmacies (1.41%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(e)	14,670,000	14,954,510
Kroger Co.
5.00%, 09/15/2034	31,885,000	32,162,988
Total Supermarkets & Pharmacies		47,117,498
Travel & Lodging (0.56%)
Carnival Corp.
4.00%, 08/01/2028(e)	3,953,000	3,891,176
5.75%, 08/01/2032(e)	14,604,000	15,020,692
Total Travel & Lodging		18,911,868
Utilities (0.37%)
American Water Capital Corp.
5.15%, 03/01/2034	4,761,000	4,913,112
5.25%, 03/01/2035	7,161,000	7,365,282
Total Utilities		12,278,394

See Notes to Financial Statements and Financial Highlights.

35 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Wireless Telecommunications Services (0.64%)
AT&T, Inc.
4.90%, 11/01/2035	$3,398,000	$3,350,867
5.70%, 11/01/2054	3,115,000	3,053,181
SoftBank Corp.
5.33%, 07/09/2035(e)	9,757,000	9,864,898
T-Mobile USA, Inc.
4.95%, 11/15/2035	5,286,000	5,251,459
Total Wireless Telecommunications Services		21,520,405

TOTAL CORPORATE BONDS
(Cost $1,304,808,181)		1,334,753,377

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (31.95%)

U.S. Treasury Bonds (31.95%)
United States Treasury Bonds
4.13%, 10/31/2029	59,762,000	60,783,323
4.13%, 08/15/2044	157,274,000	147,253,925
4.25%, 01/31/2030	90,367,000	92,391,432
4.25%, 08/15/2035	49,130,000	49,747,963
4.75%, 02/15/2045	62,280,000	63,165,544
4.75%, 05/15/2055	112,543,000	114,055,296
4.75%, 08/15/2055	97,021,000	98,355,039
4.88%, 08/15/2045	28,677,000	29,541,791
United States Treasury Inflation Indexed Bonds
1.63%, 10/15/2029	33,096,301	33,651,066
1.63%, 04/15/2030	16,736,107	16,945,522
United States Treasury Notes
3.50%, 09/30/2027	16,718,000	16,687,307
3.50%, 10/31/2027	16,658,000	16,627,092
3.63%, 08/31/2027	77,794,000	77,815,272
3.63%, 08/31/2030	19,012,000	18,948,131
3.75%, 06/30/2027	24,355,000	24,403,995
3.88%, 09/30/2032	3,576,000	3,574,324
4.00%, 05/31/2030	21,977,000	22,266,307
4.00%, 06/30/2032	15,856,000	15,982,043
4.13%, 11/30/2029	77,729,000	79,071,039
4.25%, 05/15/2035	84,743,000	85,894,975
4.63%, 02/28/2026	3,309,000	3,316,376
Total U.S. Treasury Bonds		1,070,477,762

TOTAL GOVERNMENT BONDS
(Cost $1,061,013,663)		1,070,477,762

	Shares	Value (Note 2)
PREFERRED STOCK (3.09%)

Energy (0.07%)
Pipeline (0.07%)
Energy Transfer LP, Series B, 6.625%(g)	2,506,000	$2,505,717
	Shares	Value (Note 2)
Total Energy		$2,505,717

Financials (1.54%)
Banks (0.34%)
Bank of Hawaii., 8.000%(g)	149,327	3,889,968
US Bancorp, 5Y US TI + 2.541%(a)(g)	2,222,000	2,160,749
Wells Fargo & Co., Series BB, 5Y US TI + 3.453%(a)(g)	5,270,000	5,238,616
		11,289,333
Consumer Finance (0.20%)
Ally Financial, Inc., Series C, 4.700%(g)	2,982,000	2,778,070
American Express Co., 3.550%(g)	4,021,000	3,950,807
		6,728,877
Diversified Banks (0.16%)
Bank of America Corp., 5Y US TI + 2.684%(a)(g)	5,285,000	5,509,110

Financial Services (0.78%)
Charles Schwab Corp., Series I, 5Y US TI + 3.168%(a)(g)	10,656,000	10,571,723
Goldman Sachs Group, Inc., Series X, 5Y US TI + 2.809%(a)(g)	3,724,000	3,952,084
UBS Group AG, 6.600%(e)(g)	11,239,000	11,255,566
		25,779,373
Life Insurance (0.06%)
Jackson Financial, Inc., 8.000%(g)	80,297	2,111,811
Total Financials		51,418,504

Government (0.40%)
Government Agencies (0.40%)
CoBank ACB, Series M, 5Y US TI + 2.818%(a)(g)	7,000,000	7,299,215
Farm Credit Bank of Texas, 5Y US TI + 3.291%(a)(g)	3,980,000	4,177,372
Farm Credit Bank of Texas, Series 6, 5Y US TI + 3.01%(a)(g)	1,950,000	2,033,706
		13,510,293
Total Government		13,510,293

See Notes to Financial Statements and Financial Highlights.

36 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statement of Investments	October 31, 2025

	Shares	Value (Note 2)
Health Care (0.25%)
Health Care Facilities & Services (0.25%)
CVS Health Corp., 5Y US TI + 2.886%(a)(g)	8,000,000	$8,417,808
Total Health Care		8,417,808
Utilities (0.83%)
Power Generation (0.58%)
American Electric Power Co., Inc., 5Y US TI + 2.675%(a)(g)	10,228,000	9,960,410
Dominion Energy, Inc., 5Y US TI + 2.262%(a)(g)	2,826,000	2,864,178
Dominion Energy, Inc., 5Y US TI + 2.006%(a)(g)	2,543,000	2,573,091
Vistra Corp., 5Y US TI + 6.93%(a)(e)(g)	3,967,000	4,079,532
		19,477,211
Utilities (0.25%)
Entergy Corp., 5Y US TI + 2.67%(a)(g)	3,980,000	4,194,972
National Rural Utilities Cooperative Finance Corp., 3M US SOFR + 3.17%(a)(g)	2,822,000	2,824,126
National Rural Utilities Cooperative Finance Corp., 5Y US TI + 3.533%(a)(g)	1,228,000	1,294,753
Total Utilities		27,791,062

TOTAL PREFERRED STOCK
(Cost $100,658,990)		103,643,384

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.82%)

Money Market Fund (1.82%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.04%	61,039,817	61,039,817

TOTAL SHORT TERM INVESTMENTS
(Cost $61,039,817)			61,039,817
Value (Note 2)
TOTAL INVESTMENTS (99.49%)
(Cost $3,293,114,649)	$3,333,650,126

Other Assets In Excess Of Liabilities (0.51%)	16,961,467

NET ASSETS (100.00%)	$3,350,611,593

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - US SOFR Secured Overnight Financing Rate

Compounded Index

TI – Treasury Index

Reference Rates:

3M US SOFR - 3 Month SOFR as of October 31, 2025 was 4.30%

30D US SOFR - 30 Day SOFR as of October 31, 2025 was 4.20%

1D US SOFR - 1 Day SOFR as of October 31, 2025 was 4.22%

1Y US SOFR - 1 Year SOFR as of October 31, 2025 was 4.07%

1M US SOFR - 1 Month SOFR as of October 31, 2025 was 4.20%

1Y US TI - 1 Year US TI as of October 31, 2025 was 3.70%

5Y US TI - 5 Year US TI as of October 31, 2025 was 3.71%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of October 31, 2025 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of October 31, 2025.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, the aggregate market value of those securities was $443,312,829, representing 13.23% of net assets.
(f)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(g)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Financial Statements and Financial Highlights.

37 | October 31, 2025

ALPS | Smith Credit Opportunities Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
BANK LOANS (6.86%)

Aerospace & Defense (1.93%)
TransDigm, Inc.
3M US SOFR + 3.25%, 02/28/2031	$2,172,500	$2,177,899

Apparel & Textile Products (1.00%)
ABG Intermediate Holdings 2 LLC
1M US SOFR + 2.75%, 12/21/2028(a)	1,128,766	1,129,579

Casinos & Gaming (1.51%)
Caesars Entertainment, Inc.
1M US SOFR + 2.25%, 02/06/2031(a)	1,723,750	1,711,899

Food & Beverage (1.03%)
Chobani LLC
6M CME TERM + 5.00%, 10/22/2032(a)	1,164,195	1,168,200

Medical Equipment & Devices Manufacturing (0.96%)
Medline Borrower LP
1M CME TERM SOFR + 5.96%, 10/23/2030(a)	1,083,576	1,085,234

Pharmaceuticals (0.20%)
Amneal Pharmaceuticals LLC
1M US SOFR + 3.50%, 08/02/2032(a)	225,300	227,458

Restaurants (0.23%)
Raising Cane's Restaurants LLC
3M SOFR + 0.00%, 10/25/2032	256,000	255,946

TOTAL BANK LOANS
(Cost $7,768,452)		7,756,215

	Shares	Value (Note 2)
COMMON STOCKS (0.39%)

Communications (0.10%)
Verizon Communications, Inc.	2,799	$111,232

Total Communications		111,232

Consumer Discretionary (0.10%)
Vail Resorts, Inc.	767	113,769
	Shares	Value (Note 2)
Total Consumer Discretionary		$113,769

Consumer Staples (0.19%)
Campbell's Company	3,783	113,982
Kraft Heinz Co.	4,150	102,630
		216,612

Total Consumer Staples		216,612

TOTAL COMMON STOCKS
(Cost $456,158)		441,613

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (6.46%)

Fannie Mae
Series 2002-71, Class AP, 5.000%, 11/25/2032	$4,628	$4,480
Series 2002-90, Class A1, 6.500%, 06/25/2042	41,167	41,667
Series 2008-8, Class FB, 30D US SOFR + 0.93%, 02/25/2038(a)	84,868	85,444
Series 2010-114, Class TC, 2.250%, 03/25/2037	208,653	193,818
Series 2011-110, Class BX, 4.000%, 10/25/2041	256,459	251,236
Series 2012-110, Class CA, 3.000%, 10/25/2042	86,634	80,291
Series 2012-39, Class NB, 4.000%, 04/25/2042	175,000	165,252
Series 2013-29, Class JE, 1.250%, 04/25/2043	154,073	124,171
Series 2015-27, Class ME, 3.500%, 10/25/2044	128,000	121,887
Series 2019-14, Class CA, 3.500%, 04/25/2049	101,358	95,938
Series 2019-7, Class JA, 3.500%, 03/25/2049	88,902	85,943
Series 2019-74, Class LB, 3.000%, 10/25/2049	113,410	104,454
Series 2021-94, Class KU, 2.000%, 12/25/2051	148,251	84,079
		1,438,660
Freddie Mac
Series 2002-2455, Class GK, 6.500%, 05/15/2032	8,558	8,982
Series 2002-2505, Class D, 5.500%, 09/15/2032	18,309	18,340
Series 2005-2990, Class GO, –%, 02/15/2035(b)	21,423	18,891
Series 2011-3965, Class ZA, 4.000%, 11/15/2041	239,527	233,760

See Notes to Financial Statements and Financial Highlights.

38 | October 31, 2025

ALPS | Smith Credit Opportunities Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2012-4096, Class BY, 2.000%, 08/15/2042	$85,000	$69,018
Series 2012-4116, Class UC, 2.500%, 10/15/2042	103,000	74,829
Series 2012-4140, Class BW, 2.500%, 12/15/2042	100,000	79,818
Series 2015-4537, Class AZ, 3.000%, 12/15/2045	19,522	17,156
Series 2016-4579, Class W, 6.537%, 01/15/2038(a)	55,705	56,894
Series 2016-4614, Class PB, 3.000%, 01/15/2046	194,547	181,947
Series 2018-4839, Class PZ, 4.000%, 11/15/2048	132,251	114,233
Series 2021-5142, Class PN, 1.000%, 09/25/2051	61,720	46,414
Series 2021-5151, Class LV, 1.500%, 09/25/2051	262,893	143,165
		1,063,447
Ginnie Mae
Series 2009-93, Class HG, 4.000%, 09/16/2039	5,964	5,927
Series 2011-139, Class KZ, 2.500%, 10/20/2041	43,740	40,372
Series 2011-141, Class GH, 3.000%, 10/16/2041	150,000	120,348
Series 2011-H05, Class FB, 1M US SOFR + 0.61%, 12/20/2060(a)	7,131	7,139
Series 2011-H14, Class FC, 1M US SOFR + 0.61%, 05/20/2061(a)	9,863	9,866
Series 2012-137, Class EB, 2.000%, 11/20/2042	100,000	64,884
Series 2012-16, Class ND, 2.000%, 05/20/2039	132,259	120,881
Series 2012-41, Class TJ, 4.000%, 03/20/2042	187,933	170,058
Series 2012-H20, Class BA, 1M US SOFR + 0.67%, 09/20/2062(a)	4,540	4,547
Series 2012-H29, Class SA, 1M US SOFR + 0.62%, 10/20/2062(a)	14,544	14,552
Series 2013-28, Class DB, 3.000%, 02/20/2043	170,000	134,619
Series 2013-44, Class CE, 2.500%, 03/16/2043	105,656	82,919
Series 2013-9, Class KY, 3.000%, 01/20/2043	324,000	284,212
Series 2013-H07, Class GA, 1M US SOFR + 0.58%, 03/20/2063(a)	6,729	6,728
Series 2013-H10, Class FA, 1M US SOFR + 0.51%, 03/20/2063(a)	3,565	3,561
	Principal Amount	Value (Note 2)
Series 2013-H22, Class FT, 1Y US TI + 0.65%, 04/20/2063(a)	$782	$782
Series 2013-H23, Class FA, 1M US SOFR + 1.41%, 09/20/2063(a)	2,016	2,034
Series 2014-21, Class PB, 4.000%, 02/16/2044	150,000	136,807
Series 2014-H03, Class FA, 1M US SOFR + 0.71%, 01/20/2064(a)	2,433	2,437
Series 2015-3, Class ZD, 4.000%, 01/20/2045	192,020	180,552
Series 2015-31, Class B, 3.000%, 02/20/2045	100,000	89,058
Series 2015-H10, Class JA, 2.250%, 04/20/2065	27,744	26,811
Series 2015-H29, Class FL, 1M US SOFR + 0.71%, 11/20/2065(a)	17,256	17,280
Series 2016-167, Class AD, 2.500%, 03/20/2039	194,310	178,632
Series 2016-H09, Class FA, 1M US SOFR + 0.76%, 03/20/2066(a)	18,438	18,474
Series 2017-31, Class BY, 3.500%, 02/20/2047	131,000	100,217
Series 2017-H10, Class GZ, 4.443%, 04/20/2067(a)	259,841	246,394
Series 2017-H11, Class HZ, 4.509%, 04/20/2067(a)	146,562	137,055
Series 2017-H11, Class GZ, 4.600%, 04/20/2067(a)	147,432	138,659
Series 2017-H18, Class PZ, 2.000%, 04/20/2066	132,810	109,846
Series 2018-H01, Class HZ, 4.617%, 01/20/2068(a)	142,892	134,136
Series 2018-H01, Class JZ, 4.568%, 01/20/2068(a)	142,542	137,719
Series 2018-H03, Class HZ, 4.580%, 01/20/2068(a)	141,550	125,550
Series 2018-H07, Class FE, 1M US SOFR + 0.46%, 02/20/2068(a)	7,800	7,784
Series 2018-H07, Class JZ, 4.587%, 04/20/2068(a)	69,126	68,567
Series 2018-H07, Class HZ, 4.619%, 04/20/2068(a)	140,578	131,470
Series 2019-103, Class HY, 3.000%, 08/20/2049	104,493	73,398
Series 2019-31, Class JC, 3.500%, 03/20/2049	73,863	69,602
Series 2020-134, Class XB, 1.000%, 07/20/2048	125,000	71,847
Series 2020-153, Class GP, 0.500%, 10/20/2050	152,658	136,001

See Notes to Financial Statements and Financial Highlights.

39 | October 31, 2025

ALPS | Smith Credit Opportunities Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2020-160, Class QD, 1.000%, 10/20/2050	$162,034	$79,526
Series 2020-H09, Class NF, 1M US SOFR + 1.36%, 04/20/2070(a)	26,947	27,336
Series 2020-H11, Class JZ, 4.163%, 05/20/2069(a)	179,510	143,691
Series 2020-H12, Class JZ, 4.175%, 08/20/2069(a)	124,522	102,733
Series 2020-H17, Class KZ, 3.621%, 09/20/2070(a)	471,404	354,385
Series 2020-H18, Class EY, 3.524%, 09/20/2070(a)	110,909	79,998
Series 2021-146, Class EH, 2.000%, 08/20/2051	113,536	64,287
Series 2021-159, Class AL, 1.000%, 09/20/2051	118,000	56,673
Series 2021-215, Class TZ, 5.000%, 12/20/2051	148,158	123,589
Series 2021-225, Class EU, 2.000%, 12/20/2051	91,310	52,783
Series 2021-86, Class ML, 1.000%, 05/20/2051	136,000	57,602
Series 2021-H02, Class KB, 3.037%, 01/20/2071(a)	110,564	75,962
Series 2021-H02, Class PB, 4.603%, 05/20/2070(a)	103,128	97,967
Series 2021-H03, Class NY, 3.097%, 01/20/2071(a)	110,837	76,609
		4,804,866
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,032,152)		7,306,973

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.78%)

Fannie Mae-Aces
Series 2019-M17, Class X, 0.319%, 09/25/2034(a)(c)	22,374,839	239,762

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-K056, Class X3, 2.118%, 06/25/2026(a)(c)	591,680	7,204
Series 2016-K059, Class X1, 0.247%, 09/25/2026(a)(c)	5,448,090	7,172
Series 2017-KW03, Class X1, 0.766%, 06/25/2027(a)(c)	27,120,927	243,028
Series 2019-K087, Class X1, 0.353%, 12/25/2028(a)(c)	28,404,220	280,097
Series 2019-K092, Class X1, 0.708%, 04/25/2029(a)(c)	16,162,208	336,442
	Principal Amount	Value (Note 2)
Series 2019-K093, Class X1, 0.937%, 05/25/2029(a)(c)	$5,760,593	$160,045
Series 2019-K094, Class X1, 0.873%, 06/25/2029(a)(c)	14,110,760	380,948
Series 2019-KC05, Class X1, 1.202%, 06/25/2027(a)(c)	1,340,696	13,679
Series 2020-K121, Class X1, 1.015%, 10/25/2030(a)(c)	2,426,130	97,576
Series 2020-K738, Class X1, 1.478%, 01/25/2027(a)(c)	11,510,136	155,238
Series 2021-Q016, Class APT2, 1.472%, 05/25/2028(a)	98,399	90,441
		1,771,870
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,854,730)		2,011,632

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (1.57%)

Fannie Mae Pool
Series 1998-,
6.500%, 08/01/2028	13,079	13,591
7.500%, 08/01/2028	13,277	12,983
Series 1999-,
8.000%, 04/01/2029	9,998	9,757
Series 2001-,
12.000%, 11/01/2030	42,841	43,745
Series 2002-,
6.000%, 12/01/2032	29,322	29,950
Series 2003-,
4.500%, 09/01/2028	15,978	15,947
4.750%, 09/01/2033	33,050	32,860
5.500%, 10/01/2033	15,549	15,579
5.500%, 12/01/2033	26,374	26,542
Series 2005-,
4.500%, 05/01/2035	16,140	16,149
6.500%, 01/01/2036	12,615	13,037
Series 2006-,
4.500%, 01/01/2036	25,022	24,946
6.000%, 03/01/2036	22,088	22,698
Series 2007-,
5.500%, 07/01/2037	7,104	7,174
6.000%, 07/01/2037	15,849	16,460
6.000%, 09/01/2037	21,684	22,744
6.500%, 11/01/2037	39,932	40,810
Series 2008-,
5.000%, 06/01/2037	14,668	14,490
5.500%, 04/01/2038	8,922	9,081
5.500%, 08/01/2038	18,026	18,098
Series 2009-,
5.000%, 04/01/2039	33,353	33,538
Series 2010-,
4.000%, 05/01/2040	2,270	2,236
5.500%, 02/01/2038	34,342	34,738

See Notes to Financial Statements and Financial Highlights.

40 | October 31, 2025

ALPS | Smith Credit Opportunities Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Series 2011-,
4.500%, 05/01/2041	$31,490	$31,456
Series 2013-,
3.000%, 04/01/2043	77,817	72,357
Series 2015-,
3.500%, 06/01/2045	43,795	41,365
5.000%, 07/01/2044	97,642	97,502
Series 2018-,
3.920%, 02/01/2048(a)	7,657	6,888
		726,721
Freddie Mac Gold Pool
Series 2004-,
5.500%, 01/01/2034	23,479	23,655
Series 2005-,
5.500%, 05/01/2035	12,328	12,341
Series 2006-,
4.500%, 01/01/2036	9,552	9,364
5.500%, 12/01/2034	19,559	19,907
6.000%, 05/01/2036	44,295	44,193
Series 2008-,
4.500%, 05/01/2038	48,392	48,314
6.000%, 08/01/2038	22,692	23,344
Series 2013-,
3.000%, 01/01/2033	27,438	26,574
Series 2014-,
3.500%, 10/01/2044	32,692	30,635
Series 2015-,
4.000%, 03/01/2044	24,328	23,201
		261,528
Freddie Mac Pool
Series 2018-,
3.500%, 08/01/2042	37,339	35,366
4.500%, 01/01/2036	56,430	55,259
		90,625
Ginnie Mae I Pool
Series 2003-,
5.500%, 10/15/2033	33,388	33,418
Series 2010-,
5.000%, 05/15/2040	36,798	36,849
		70,267
Ginnie Mae II Pool
Series 2009-,
4.000%, 11/20/2039	36,553	34,457
Series 2011-,
4.000%, 02/20/2041	27,908	26,579
4.000%, 05/20/2041	27,766	26,443
4.000%, 10/20/2041	12,443	11,850
Series 2012-,
3.500%, 01/20/2042	85,316	78,551
3.500%, 05/20/2042	75,315	69,612
Series 2013-,
3.500%, 03/20/2043	62,309	57,099
5.500%, 11/20/2035	58,817	57,996
Series 2014-,
3.750%, 04/20/2044	63,598	58,010
4.000%, 05/20/2044	63,104	60,475
	Principal Amount	Value (Note 2)
Series 2016-,
3.500%, 09/20/2046	$15,663	$14,188
Series 2021-,
4.000%, 05/20/2051	134,191	125,479
		620,739
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,839,466)		1,769,880

	Principal Amount	Value (Note 2)
CORPORATE BONDS (68.22%)

Advertising & Marketing (0.77%)
Neptune Bidco US, Inc.
9.29%, 04/15/2029(d)	880,000	869,801

Aerospace & Defense (2.69%)
Boeing Co.
7.01%, 05/01/2064	799,000	915,453
Bombardier, Inc.
7.00%, 06/01/2032(d)	700,000	735,799
General Electric Co.
4.90%, 01/29/2036	286,000	291,442
Spirit AeroSystems, Inc.
9.75%, 11/15/2030(d)	1,000,000	1,099,920
Total Aerospace & Defense		3,042,614
Airlines (0.97%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	496,784	498,600
AS Mileage Plan IP, Ltd.
5.31%, 10/20/2031(d)	600,000	597,488
Total Airlines		1,096,088
Apparel & Textile Products (1.01%)
Under Armour, Inc.
7.25%, 07/15/2030(d)	255,000	252,341
VF Corp.
2.95%, 04/23/2030	688,000	605,711
William Carter Co.
7.38%, 02/15/2031(d)	286,000	284,979
Total Apparel & Textile Products		1,143,031
Auto Parts Manufacturing (0.44%)
Goodyear Tire & Rubber Co.
6.63%, 07/15/2030	505,000	502,054
Automobiles Manufacturing (2.27%)
Ford Motor Credit Co. LLC
6.50%, 02/07/2035	1,125,000	1,164,823
General Motors Co.
6.25%, 04/15/2035	700,000	744,531
Nissan Motor Acceptance Co. LLC
6.13%, 09/30/2030(d)	370,000	367,091

See Notes to Financial Statements and Financial Highlights.

41 | October 31, 2025

ALPS | Smith Credit Opportunities Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Nissan Motor Co., Ltd.
8.13%, 07/17/2035(d)	$277,000	$294,823
Total Automobiles Manufacturing		2,571,268
Banks (5.73%)
Associated Banc-Corp
1D US SOFR + 3.03%, 08/29/2030(a)	1,200,000	1,245,938
Capital One NA
5.97%, 08/09/2028(a)	1,525,000	1,582,505
First Citizens BancShares, Inc.
5Y US TI + 1.97%, 03/12/2040(a)	1,075,000	1,093,007
M&T Bank Corp.
1D US SOFR + 2.80%, 10/30/2029(a)	689,000	746,010
Regions Financial Corp.
1D US SOFR + 2.06%, 09/06/2035(a)	1,137,000	1,165,030
Synovus Financial Corp.
1D US SOFR + 2.347%, 11/01/2030(a)	250,000	258,900
Wells Fargo & Co.
1D US SOFR + 1.74%, 04/23/2036(a)	361,000	379,503
Total Banks		6,470,893
Cable & Satellite (1.72%)
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
10.00%, 02/15/2031(d)	1,100,000	1,096,830
Sirius XM Radio LLC
5.00%, 08/01/2027(d)	856,000	854,617
Total Cable & Satellite		1,951,447
Casinos & Gaming (2.58%)
MGM Resorts International
6.13%, 09/15/2029	100,000	101,882
Penn Entertainment, Inc.
5.63%, 01/15/2027(d)	1,684,000	1,683,066
Station Casinos LLC
4.50%, 02/15/2028(d)	1,150,000	1,132,706
Total Casinos & Gaming		2,917,654
Consumer Finance (1.81%)
Boost Newco Borrower LLC
7.50%, 01/15/2031(d)	566,000	601,732
Fiserv, Inc.
5.25%, 08/11/2035	275,000	274,290
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032(d)	1,130,000	1,168,084
Total Consumer Finance		2,044,106
Consumer Products (0.98%)
Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC
5.60%, 01/15/2031(d)	553,000	555,312
	Principal Amount	Value (Note 2)
Perrigo Finance Unlimited Co. Series USD
6.13%, 09/30/2032	$550,000	$555,195
Total Consumer Products		1,110,507
Containers & Packaging (0.88%)
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027(d)	1,000,000	1,000,932

Department Stores (2.70%)
Kohl's Corp.
10.00%, 06/01/2030(d)	1,400,000	1,522,421
Macy's Retail Holdings LLC
6.13%, 03/15/2032(d)	1,200,000	1,207,274
SGUS LLC
11.00%, 12/15/2029(d)	362,727	314,669
Total Department Stores		3,044,364
Entertainment Content (2.83%)
Discovery Communications LLC
4.13%, 05/15/2029	439,000	425,020
6.35%, 06/01/2040	300,000	270,630
Paramount Global
4.20%, 05/19/2032	875,000	809,770
4.38%, 03/15/2043	161,000	122,002
4.95%, 05/19/2050	568,000	444,111
Univision Communications, Inc.
9.38%, 08/01/2032(d)	500,000	528,316
Versant Media Group, Inc.
7.25%, 01/30/2031(d)	211,000	215,210
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	168,000	163,257
5.14%, 03/15/2052	271,000	206,638
Total Entertainment Content		3,184,954
Exploration & Production (4.37%)
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.63%, 10/15/2032(d)	1,000,000	1,021,732
6.63%, 07/15/2033(d)	22,000	22,411
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	756,000	757,750
7.25%, 02/15/2035(d)	798,000	769,459
Occidental Petroleum Corp.
7.88%, 09/15/2031	750,000	858,539
Permian Resources Operating LLC
6.25%, 02/01/2033(d)	688,000	700,701
7.00%, 01/15/2032(d)	18,000	18,689
9.88%, 07/15/2031(d)	69,000	74,863
Range Resources Corp.
8.25%, 01/15/2029	700,000	714,568
Total Exploration & Production		4,938,712
Financial Services (2.42%)
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030(d)	280,000	286,661
6.20%, 06/18/2035(d)	275,000	288,647

See Notes to Financial Statements and Financial Highlights.

42 | October 31, 2025

ALPS | Smith Credit Opportunities Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(d)	$365,000	$371,729
6.75%, 05/01/2033(d)	230,000	240,106
7.13%, 04/30/2031(d)	800,000	840,123
Morgan Stanley
1D US SOFR + 1.757%, 04/17/2036(a)	360,000	379,212
UBS Group AG
1D US SOFR + 3.92%, 08/12/2033(a)(d)	300,000	331,862
Total Financial Services		2,738,340
Food & Beverage (1.09%)
Chobani Holdco II LLC
8.75%, 10/01/2029(d)	109,144	112,994
Pilgrim's Pride Corp.
6.25%, 07/01/2033	1,050,000	1,120,909
Total Food & Beverage		1,233,903
Health Care Facilities & Services (1.90%)
HCA, Inc.
5.45%, 09/15/2034	1,050,000	1,080,871
Star Parent, Inc.
9.00%, 10/01/2030(d)	1,000,000	1,069,025
Total Health Care Facilities & Services		2,149,896
Home & Office Products Manufacturing (0.91%)
Newell Brands, Inc.
8.50%, 06/01/2028(d)	1,000,000	1,028,417

Home Improvement (0.92%)
Masterbrand, Inc.
7.00%, 07/15/2032(d)	1,000,000	1,038,989

Industrial Other (0.51%)
Herc Holdings, Inc.
7.25%, 06/15/2033(d)	550,000	580,287

Internet Media (1.56%)
Match Group Holdings II LLC
6.13%, 09/15/2033(d)	570,000	574,376
Meta Platforms, Inc.
4.88%, 11/15/2035	139,000	139,668
5.50%, 11/15/2045	231,000	229,163
5.75%, 11/15/2065	62,000	61,538
Series .
5.63%, 11/15/2055	248,000	246,341
Snap, Inc.
6.88%, 03/01/2033(d)	500,000	511,838
Total Internet Media		1,762,924
Leisure Products Manufacturing (1.01%)
Amer Sports Co.
6.75%, 02/16/2031(d)	1,100,000	1,146,642
	Principal Amount	Value (Note 2)
Metals & Mining (0.46%)
Century Aluminum Co.
6.88%, 08/01/2032(d)	$85,000	$87,493
Cleveland-Cliffs, Inc.
7.63%, 01/15/2034(d)	410,000	426,577
Total Metals & Mining		514,070
Oil & Gas Services & Equipment (2.91%)
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030(d)	1,000,000	1,065,250
Noble Finance II LLC
8.00%, 04/15/2030(d)	600,000	623,129
Seadrill Finance, Ltd.
8.38%, 08/01/2030(d)	1,000,000	1,023,821
Transocean International, Ltd.
7.88%, 10/15/2032(d)	18,000	18,555
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028(d)	546,429	561,896
Total Oil & Gas Services & Equipment		3,292,651
Pharmaceuticals (0.50%)
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032(d)	535,000	561,585

Pipeline (4.03%)
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.00%, 07/15/2029(d)	1,100,000	1,142,061
Buckeye Partners LP
6.88%, 07/01/2029(d)	736,000	762,787
Flex Intermediate Holdco LLC
4.32%, 12/30/2039(d)	1,069,000	904,991
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 05/15/2033	500,000	516,925
8.25%, 01/15/2029	635,000	663,842
Global Partners LP / GLP Finance Corp.
8.25%, 01/15/2032(d)	540,000	564,992
Total Pipeline		4,555,598
Power Generation (0.05%)
NRG Energy, Inc.
5.75%, 01/15/2034(d)	18,000	18,139
6.00%, 01/15/2036(d)	37,000	37,661
Total Power Generation		55,800
Publishing & Broadcasting (1.10%)
Nexstar Media, Inc.
5.63%, 07/15/2027(d)	1,255,000	1,255,269

Real Estate (2.28%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	1,374,000	1,385,903
8.88%, 09/01/2031(d)	250,000	268,019

See Notes to Financial Statements and Financial Highlights.

43 | October 31, 2025

ALPS | Smith Credit Opportunities Fund

Statement of Investments	October 31, 2025

	Principal Amount	Value (Note 2)
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	$1,000,000	$924,364
Total Real Estate		2,578,286
Refining & Marketing (1.06%)
Sunoco LP
5.63%, 03/15/2031(d)	78,000	78,099
5.88%, 03/15/2034(d)	78,000	78,038
7.00%, 05/01/2029(d)	1,000,000	1,043,186
Total Refining & Marketing		1,199,323
Restaurants (1.91%)
Brinker International, Inc.
8.25%, 07/15/2030(d)	1,050,000	1,112,932
Raising Cane's Restaurants LLC
9.38%, 05/01/2029(d)	1,000,000	1,046,880
Total Restaurants		2,159,812
Retail - Consumer Discretionary (0.61%)
Advance Auto Parts, Inc.
7.00%, 08/01/2030(d)	286,000	288,807
Saks Global Enterprises LLC
11.00%, 12/15/2029(d)	332,500	77,306
Series 144
11.00%, 12/15/2029(d)	731,500	321,860
Total Retail - Consumer Discretionary		687,973
Semiconductors (1.48%)
Foundry JV Holdco LLC
6.10%, 01/25/2036(d)	1,420,000	1,501,718
Intel Corp.
3.05%, 08/12/2051	285,000	180,787
Total Semiconductors		1,682,505
Software & Services (0.91%)
Fair Isaac Corp.
6.00%, 05/15/2033(d)	715,000	729,584
Oracle Corp.
3.60%, 04/01/2050	100,000	67,868
5.95%, 09/26/2055	239,000	226,761
Total Software & Services		1,024,213
Supermarkets & Pharmacies (1.87%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(d)	1,050,000	1,070,364
Kroger Co.
5.00%, 09/15/2034	1,030,000	1,038,980
Total Supermarkets & Pharmacies		2,109,344
Travel & Lodging (2.82%)
Carnival Corp.
5.75%, 08/01/2032(d)	776,000	798,141
7.00%, 08/15/2029(d)	500,000	526,121
NCL Corp., Ltd.
6.25%, 09/15/2033(d)	74,000	74,891
6.75%, 02/01/2032(d)	500,000	514,093
	Principal Amount	Value (Note 2)
Viking Cruises, Ltd.
5.88%, 10/15/2033(d)	$190,000	$193,266
9.13%, 07/15/2031(d)	1,000,000	1,072,039
Total Travel & Lodging		3,178,551
Utilities (2.62%)
AmeriGas Partners LP / AmeriGas Finance Corp.
9.38%, 06/01/2028(d)	1,225,000	1,271,405
9.50%, 06/01/2030(d)	100,000	105,294
Talen Energy
8.63%, 06/01/2030(d)	1,000,000	1,061,853
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/2031(d)	500,000	523,473
Total Utilities		2,962,025
Waste & Environment Services & Equipment (1.54%)
Waste Pro USA, Inc.
7.00%, 02/01/2033(d)	865,000	901,264
Wrangler Holdco Corp.
6.63%, 04/01/2032(d)	800,000	836,741
Total Waste & Environment Services & Equipment		1,738,005

TOTAL CORPORATE BONDS
(Cost $74,702,392)		77,122,833

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (7.90%)

U.S. Treasury Bonds (7.90%)
United States Treasury Bonds
4.25%, 08/15/2035	450,000	455,660
4.75%, 05/15/2055	909,000	921,215
4.75%, 08/15/2055	1,693,000	1,716,280
4.88%, 08/15/2045	328,000	337,891
United States Treasury Inflation Indexed Bonds
1.63%, 04/15/2030	561,737	568,766
United States Treasury Notes
3.50%, 10/31/2027	560,000	558,961
3.63%, 08/31/2030	263,000	262,116
3.63%, 09/30/2030	50,000	49,820
4.00%, 05/31/2030	811,000	821,676
4.00%, 06/30/2032	571,000	575,539
4.25%, 05/15/2035	2,617,000	2,652,575
Total U.S. Treasury Bonds		8,920,499

TOTAL GOVERNMENT BONDS
(Cost $8,821,115)		8,920,499

See Notes to Financial Statements and Financial Highlights.

44 | October 31, 2025

ALPS | Smith Credit Opportunities Fund

Statement of Investments	October 31, 2025

	Shares	Value (Note 2)
PREFERRED STOCK (4.00%)
Financials (1.64%)
Banks (0.26%)
Bank of Hawaii., 8.000%(e)	11,359	$295,902

Consumer Finance (0.64%)
American Express Co., 3.550%(e)	740,000	727,082

Financial Services (0.74%)
UBS Group AG, 7.125%(d)(e)	825,000	840,193
Total Financials		1,863,177

Government (0.42%)
Government Agencies (0.42%)
CoBank ACB, Series M, 5Y US TI + 2.818%(a)(e)	455,000	474,449
Total Government		474,449

Health Care (0.55%)
Health Care Facilities & Services (0.55%)
CVS Health Corp., 5Y US TI + 2.886%(a)(e)	590,000	620,813
Total Health Care		620,813

Utilities (1.39%)
Power Generation (0.33%)
Vistra Corp., 5Y US TI + 6.93%(a)(d)(e)	358,000	368,155

Utilities (1.06%)
National Rural Utilities Cooperative Finance Corp., 3M US SOFR + 3.17%(a)(e)	1,198,000	1,198,903
Total Utilities		1,567,058

TOTAL PREFERRED STOCK
(Cost $4,284,640)		4,525,497

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.38%)

Money Market Fund (3.38%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.04%	3,816,547	3,816,547

TOTAL SHORT TERM INVESTMENTS
(Cost $3,816,547)			$3,816,547
	7-Day Yield	Shares	Value (Note 2)
TOTAL INVESTMENTS (100.56%)
(Cost $110,575,652)			$113,671,689

Liabilities In Excess Of Other Assets (-0.56%)			(635,497)

NET ASSETS (100.00%)			$113,036,192

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI – Treasury Index

Reference Rates:

3M US SOFR - 3 Month SOFR as of October 31, 2025 was 4.30%

1M CME TERM SOFR - 1 Month CME TERM SOFR as of October 31, 2025 was 4.00%

6M CME TERM SOFR - 6 Month CME TERM SOFR as of October 31, 2025 was 3.79%

30D US SOFR - 30 Day SOFR as of October 31, 2025 was 4.20%

1D US SOFR - 1 Day SOFR as of October 31, 2025 was 4.22%

1M US SOFR - 1 Month SOFR as of October 31, 2025 was 4.20%

1Y US TI - 1 Year US TI as of October 31, 2025 was 3.70%

5Y US TI - 5 Year US TI as of October 31, 2025 was 3.71%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of October 31, 2025 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, the aggregate market value of those securities was $55,813,143, representing 49.38% of net assets.
(e)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Financial Statements and Financial Highlights.

45 | October 31, 2025

ALPS | Smith Funds

Statements of Assets and Liabilities	October 31, 2025

	ALPS | Smith Short Duration Bond Fund		ALPS | Smith Total Return Bond Fund		ALPS | Smith Credit Opportunities Fund
ASSETS
Investments, at value	$613,006,693		$3,333,650,126		$113,671,689
Cash	–		69,370		15,769
Receivable for investments sold	2,823,986		92,656,955		715,003
Receivable for shares sold	1,424,814		5,527,013		52,919
Interest receivable	6,062,154		34,331,276		1,677,811
Prepaid expenses and other assets	29,067		45,494		27,382
Total Assets	623,346,714		3,466,280,234		116,160,573
LIABILITIES
Payable for investments purchased	10,628,001		111,566,192		2,978,338
Payable for shares redeemed	503,044		2,202,422		71
Investment advisory fees payable	138,722		1,144,655		67,988
Administration and transfer agency fees payable	91,390		509,641		41,207
Distribution and services fees payable	9,857		16,423		172
Trustees' fees and expenses payable	11,546		59,142		2,316
Professional fees payable	26,972		58,109		21,691
Custody fees payable	8,651		41,266		7,105
Accrued expenses and other liabilities	18,709		70,791		5,493
Total Liabilities	11,436,892		115,668,641		3,124,381
NET ASSETS	$611,909,822		$3,350,611,593		$113,036,192
NET ASSETS CONSIST OF
Paid-in capital	$627,422,480		$3,548,347,163		$152,263,615
Total distributable earnings/(accumulated losses)	(15,512,658)		(197,735,570)		(39,227,423)
NET ASSETS	$611,909,822		$3,350,611,593		$113,036,192
INVESTMENTS, AT COST	$607,537,513		$3,293,114,649		$110,575,652

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.32		$9.80		$9.23
Net Assets	$22,300,532		$12,855,787		$262,043
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,161,076		1,311,599		28,403
Class A:
Net Asset Value, offering and redemption price per share	$10.31		$9.80		$9.18
Net Assets	$6,293,956		$22,896,335		$1,458,371
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	610,286		2,337,074		158,806
Maximum offering price per share	$10.55	(a)	$10.02	(a)	$9.39	(a)
Class C:
Net Asset Value, offering and redemption price per share(b)	$10.27		$9.77		$9.15
Net Assets	$2,292,950		$3,407,102		$472,892
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	223,340		348,660		51,699
Class I:
Net Asset Value, offering and redemption price per share	$10.32		$9.79		$9.16
Net Assets	$581,022,384		$3,311,452,369		$110,842,886
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	56,290,281		338,352,599		12,106,228

See Notes to Financial Statements and Financial Highlights.

46 | October 31, 2025

ALPS | Smith Funds

Statements of Assets and Liabilities	October 31, 2025

(a)	(NAV/0.9775), based on maximum sales charge of 2.25% of the offering price.
(b)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements and Financial Highlights.

47 | October 31, 2025

ALPS | Smith Funds

Statements of Operations	For the Year Ended October 31, 2025

	ALPS | Smith Short Duration Bond Fund	ALPS | Smith Total Return Bond Fund	ALPS | Smith Credit Opportunities Fund
INVESTMENT INCOME
Dividends	$496,843	$1,612,704	$173,682
Interest	28,739,786	160,097,308	9,140,608
Total Investment Income	29,236,629	161,710,012	9,314,290

EXPENSES
Investment advisory fees	2,231,052	17,621,313	1,127,564
Administrative fees	519,428	2,961,333	212,123
Delegated transfer agent equivalent services fees	512,778	2,444,076	125,436
Distribution and service fees
Investor Class	91,332	41,804	22
Class A	20,366	82,506	–
Class C	23,624	38,743	2,843
Professional fees	33,910	97,794	24,228
Reports to shareholders and printing fees	28,134	108,506	6,462
State registration fees	79,640	125,061	63,349
Insurance fees	8,087	43,667	2,885
Custody fees	20,732	115,751	12,068
Trustees' fees and expenses	44,191	232,214	11,678
Repayment of previously waived fees
Investor Class	231	–	113
Class A	13	–	483
Miscellaneous expenses	19,035	30,040	11,907
Total Expenses	3,632,553	23,942,808	1,601,161
Less fees waived/reimbursed by investment advisor (Note 6)
Investor Class	(828)	(10,903)	(474)
Class A	(693)	(31,295)	(1,732)
Class C	(1,275)	(6,566)	(418)
Class I	(498,773)	(4,660,698)	(245,081)
Net Expenses	3,130,984	19,233,346	1,353,456
Net Investment Income	26,105,645	142,476,666	7,960,834
Net realized gain/(loss) on investments	2,131,811	(10,876,427)	(2,127,585)
Net Realized Gain/(Loss)	2,131,811	(10,876,427)	(2,127,585)
Net change in unrealized appreciation on investments	3,561,827	61,260,834	1,382,584
Net Change in Unrealized Appreciation	3,561,827	61,260,834	1,382,584
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	5,693,638	50,384,407	(745,001)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,799,283	$192,861,073	$7,215,833

See Notes to Financial Statements and Financial Highlights.

48 | October 31, 2025

ALPS | Smith Short Duration Bond Fund

Statements of Changes in Net Assets

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS
Net investment income	$26,105,645	$25,592,092
Net realized gain	2,131,811	1,999,799
Net change in unrealized appreciation	3,561,827	12,102,690
Net Increase in Net Assets Resulting from Operations	31,799,283	39,694,581

DISTRIBUTIONS
From distributable earnings
Investor Class	(1,196,699)	(790,319)
Class A	(310,384)	(485,413)
Class C	(78,124)	(80,323)
Class I	(24,493,350)	(24,295,800)
Net Decrease in Net Assets from Distributions	(26,078,557)	(25,651,855)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	21,976,713	7,495,967
Class A	1,841,850	12,933,214
Class C	218,527	479,319
Class I	188,490,970	274,793,069
Dividends reinvested
Investor Class	1,155,974	729,042
Class A	230,804	394,449
Class C	44,890	43,695
Class I	17,650,142	17,033,030
Shares redeemed, net of redemption fees
Investor Class	(22,671,686)	(4,699,507)
Class A	(6,269,976)	(13,885,383)
Class C	(281,396)	(612,006)
Class I	(173,214,744)	(338,153,242)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	29,172,068	(43,448,353)

Net increase/(decrease) in net assets	34,892,794	(29,405,627)

NET ASSETS
Beginning of year	577,017,028	606,422,655
End of year	$611,909,822	$577,017,028

See Notes to Financial Statements and Financial Highlights.

49 | October 31, 2025

ALPS | Smith Total Return Bond Fund

Statements of Changes in Net Assets

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS
Net investment income	$142,476,666	$131,567,796
Net realized gain/(loss)	(10,876,427)	1,936,067
Net change in unrealized appreciation	61,260,834	164,518,816
Net Increase in Net Assets Resulting from Operations	192,861,073	298,022,679

DISTRIBUTIONS
From distributable earnings
Investor Class	(573,832)	(1,212,511)
Class A	(1,116,809)	(1,414,699)
Class C	(134,124)	(158,784)
Class I	(143,246,702)	(130,619,629)
Net Decrease in Net Assets from Distributions	(145,071,467)	(133,405,623)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	3,295,463	16,574,425
Class A	11,658,470	29,968,730
Class C	252,613	873,671
Class I	878,828,374	1,656,278,430
Dividends reinvested
Investor Class	565,385	1,194,922
Class A	829,310	1,260,635
Class C	109,762	130,766
Class I	109,375,603	102,185,872
Shares redeemed, net of redemption fees
Investor Class	(14,522,138)	(18,066,597)
Class A	(26,440,235)	(18,623,509)
Class C	(1,154,314)	(1,622,177)
Class I	(911,002,201)	(1,013,141,297)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	51,796,092	757,013,871

Net increase in net assets	99,585,698	921,630,927

NET ASSETS
Beginning of year	3,251,025,895	2,329,394,968
End of year	$3,350,611,593	$3,251,025,895

See Notes to Financial Statements and Financial Highlights.

50 | October 31, 2025

ALPS | Smith Credit Opportunities Fund

Statements of Changes in Net Assets

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
OPERATIONS
Net investment income	$7,960,834	$12,976,222
Net realized gain/(loss)	(2,127,585)	1,050,803
Net change in unrealized appreciation	1,382,584	15,203,954
Net Increase in Net Assets Resulting from Operations	7,215,833	29,230,979

DISTRIBUTIONS
From distributable earnings
Investor Class	(15,985)	(17,955)
Class A	(70,189)	(64,848)
Class C	(22,960)	(22,372)
Class I	(7,873,317)	(13,005,148)
Net Decrease in Net Assets from Distributions	(7,982,451)	(13,110,323)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold
Investor Class	15	104
Class A	362,129	239,123
Class C	–	15,413
Class I	7,978,933	60,154,679
Dividends reinvested
Investor Class	15,985	17,955
Class A	17,983	8,937
Class I	6,913,407	10,465,283
Shares redeemed
Investor Class	(84,041)	(29,413)
Class A	(99,020)	(359,830)
Class I	(111,820,098)	(91,761,632)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(96,714,707)	(21,249,381)

Net decrease in net assets	(97,481,325)	(5,128,725)

NET ASSETS
Beginning of year	210,517,517	215,646,242
End of year	$113,036,192	$210,517,517

See Notes to Financial Statements and Financial Highlights.

51 | October 31, 2025

ALPS | Smith Short Duration Bond Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$10.23	$9.98	$9.98	$10.57	$10.62

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.41	0.41	0.33	0.14	0.05
Net realized and unrealized gain/(loss)	0.09	0.26	–	(0.59)	0.03
Total from investment operations	0.50	0.67	0.33	(0.45)	0.08

DISTRIBUTIONS:
From net investment income	(0.41)	(0.42)	(0.33)	(0.11)	(0.05)
From net realized gains	–	–	–	(0.03)	(0.08)
Total distributions	(0.41)	(0.42)	(0.33)	(0.14)	(0.13)

Net increase/(decrease) in net asset value	0.09	0.25	–	(0.59)	(0.05)
Net asset value, end of year	$10.32	$10.23	$9.98	$9.98	$10.57
TOTAL RETURN(b)	4.98%	6.79%	3.39%	(4.31)%	0.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$22,301	$21,454	$17,484	$19,227	$10,194
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.79%	0.82%	0.83%	0.84%	0.90%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.79%	0.79%	0.78%	0.78%	0.76%
Ratio of net investment income to average net assets	4.00%	4.07%	3.23%	1.41%	0.51%
Portfolio turnover rate	109%	157%	134%	99%	165%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

52 | October 31, 2025

ALPS | Smith Short Duration Bond Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$10.23	$9.98	$9.98	$10.56	$10.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.41	0.42	0.32	0.11	0.05
Net realized and unrealized gain/(loss)	0.09	0.25	0.02	(0.55)	0.03
Total from investment operations	0.50	0.67	0.34	(0.44)	0.08

DISTRIBUTIONS:
From net investment income	(0.42)	(0.42)	(0.34)	(0.11)	(0.05)
From net realized gains	–	–	–	(0.03)	(0.08)
Total distributions	(0.42)	(0.42)	(0.34)	(0.14)	(0.13)

Net increase/(decrease) in net asset value	0.08	0.25	–	(0.58)	(0.05)
Net asset value, end of year	$10.31	$10.23	$9.98	$9.98	$10.56
TOTAL RETURN(b)	4.96%	6.82%	3.42%	(4.19)%	0.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$6,294	$10,427	$10,778	$15,429	$16,868
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.76%	0.76%	0.75%	0.79%	0.84%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.75%	0.75%	0.75%	0.74%	0.76%
Ratio of net investment income to average net assets	4.04%	4.13%	3.22%	1.08%	0.51%
Portfolio turnover rate	109%	157%	134%	99%	165%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

See Notes to Financial Statements and Financial Highlights.

53 | October 31, 2025

ALPS | Smith Short Duration Bond Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$10.18	$9.94	$9.93	$10.53	$10.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.34	0.34	0.25	0.04	(0.02)
Net realized and unrealized gain/(loss)	0.09	0.25	0.02	(0.56)	0.02
Total from investment operations	0.43	0.59	0.27	(0.52)	–

DISTRIBUTIONS:
From net investment income	(0.34)	(0.35)	(0.26)	(0.05)	(0.00	)(b)
From net realized gains	–	–	–	(0.03)	(0.08)
Total distributions	(0.34)	(0.35)	(0.26)	(0.08)	(0.08)

Net increase/(decrease) in net asset value	0.09	0.24	0.01	(0.60)	(0.08)
Net asset value, end of year	$10.27	$10.18	$9.94	$9.93	$10.53
TOTAL RETURN(c)	4.28%	5.97%	2.77%	(5.01)%	(0.01)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$2,293	$2,290	$2,321	$3,784	$3,472
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.54%	1.53%	1.53%	1.53%	1.55%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income/(loss) to average net assets	3.29%	3.37%	2.46%	0.43%	(0.22)%
Portfolio turnover rate	109%	157%	134%	99%	165%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

See Notes to Financial Statements and Financial Highlights.

54 | October 31, 2025

ALPS | Smith Short Duration Bond Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Net asset value, beginning of period	$10.23	$9.98	$9.98	$10.57	$10.62

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.44	0.45	0.35	0.15	0.08
Net realized and unrealized gain/(loss)	0.09	0.25	0.01	(0.57)	0.03
Total from investment operations	0.53	0.70	0.36	(0.42)	0.11

DISTRIBUTIONS:
From net investment income	(0.44)	(0.45)	(0.36)	(0.14)	(0.08)
From net realized gains	–	–	–	(0.03)	(0.08)
Total distributions	(0.44)	(0.45)	(0.36)	(0.17)	(0.16)

Net increase/(decrease) in net asset value	0.09	0.25	–	(0.59)	(0.05)
Net asset value, end of year	$10.32	$10.23	$9.98	$9.98	$10.57
TOTAL RETURN(b)	5.30%	7.10%	3.69%	(4.03)%	1.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$581,022	$542,845	$575,840	$725,087	$492,215
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.58%	0.57%	0.56%	0.56%	0.58%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	4.29%	4.37%	3.52%	1.47%	0.77%
Portfolio turnover rate	109%	157%	134%	99%	165%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

55 | October 31, 2025

ALPS | Smith Total Return Bond Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$9.65	$9.02	$9.34	$11.23		$11.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.39	0.41	0.36	0.22		0.18
Net realized and unrealized gain/(loss)	0.16	0.63	(0.33)	(1.85)		(0.03)
Total from investment operations	0.55	1.04	0.03	(1.63)		0.15

DISTRIBUTIONS:
From net investment income	(0.40)	(0.41)	(0.35)	(0.26)		(0.19)
From net realized gains	–	–	–	–		(0.19)
From tax return of capital	–	–	–	(0.00	)(b)	–
Total distributions	(0.40)	(0.41)	(0.35)	(0.26)		(0.38)

Net increase/(decrease) in net asset value	0.15	0.63	(0.32)	(1.89)		(0.23)
Net asset value, end of year	$9.80	$9.65	$9.02	$9.34		$11.23
TOTAL RETURN(c)	5.90%	11.63%	0.23%	(14.73)%		1.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$12,856	$23,458	$22,228	$4,252		$9,605
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.97%	0.97%	0.96%	0.97%		0.98%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	0.89%	0.89%	0.90%	0.93%		0.95%
Ratio of net investment income to average net assets	4.09%	4.22%	3.78%	2.14%		1.55%
Portfolio turnover rate	131%	135%	133%	179%		178%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Effective September 1, 2023, the Adviser agreed to limit expenses to 0.59%. Prior to September 1, 2023, the Adviser agreed to limit expenses to 0.64%.

See Notes to Financial Statements and Financial Highlights.

56 | October 31, 2025

ALPS | Smith Total Return Bond Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$9.65	$9.02	$9.34	$11.23		$11.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.39	0.41	0.35	0.22		0.18
Net realized and unrealized gain/(loss)	0.16	0.63	(0.32)	(1.85)		(0.03)
Total from investment operations	0.55	1.04	0.03	(1.63)		0.15

DISTRIBUTIONS:
From net investment income	(0.40)	(0.41)	(0.35)	(0.26)		(0.19)
From net realized gains	–	–	–	–		(0.19)
From tax return of capital	–	–	–	(0.00	)(b)	–
Total distributions	(0.40)	(0.41)	(0.35)	(0.26)		(0.38)

Net increase/(decrease) in net asset value	0.15	0.63	(0.32)	(1.89)		(0.23)
Net asset value, end of year	$9.80	$9.65	$9.02	$9.34		$11.23
TOTAL RETURN(c)	5.90%	11.64%	0.21%	(14.62)%		1.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$22,896	$36,553	$22,153	$16,024		$27,342
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.00%	0.96%	0.97%	0.96%		0.97%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	0.89%	0.88%	0.92%	0.92%		0.94%
Ratio of net investment income to average net assets	4.10%	4.22%	3.69%	2.14%		1.57%
Portfolio turnover rate	131%	135%	133%	179%		178%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Effective September 1, 2023, the Adviser agreed to limit expenses to 0.59%. Prior to September 1, 2023, the Adviser agreed to limit expenses to 0.64%.

See Notes to Financial Statements and Financial Highlights.

57 | October 31, 2025

ALPS | Smith Total Return Bond Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$9.63	$9.00	$9.32	$11.21		$11.44

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.33	0.34	0.28	0.15		0.09
Net realized and unrealized gain/(loss)	0.15	0.63	(0.32)	(1.86)		(0.02)
Total from investment operations	0.48	0.97	(0.04)	(1.71)		0.07

DISTRIBUTIONS:
From net investment income	(0.34)	(0.34)	(0.28)	(0.18)		(0.11)
From net realized gains	–	–	–	–		(0.19)
From tax return of capital	–	–	–	(0.00	)(b)	–
Total distributions	(0.34)	(0.34)	(0.28)	(0.18)		(0.30)

Net increase/(decrease) in net asset value	0.14	0.63	(0.32)	(1.89)		(0.23)
Net asset value, end of year	$9.77	$9.63	$9.00	$9.32		$11.21
TOTAL RETURN(c)	5.06%	10.87%	(0.49)%	(15.36)%		0.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$3,407	$4,143	$4,451	$4,223		$7,184
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.76%	1.73%	1.70%	1.71%		1.71%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.59%	1.59%	1.63%	1.64%		1.66%
Ratio of net investment income to average net assets	3.41%	3.50%	2.93%	1.42%		0.83%
Portfolio turnover rate	131%	135%	133%	179%		178%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Effective September 1, 2023, the Adviser agreed to limit expenses to 0.59%. Prior to September 1, 2023, the Adviser agreed to limit expenses to 0.64%.

See Notes to Financial Statements and Financial Highlights.

58 | October 31, 2025

ALPS | Smith Total Return Bond Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$9.64	$9.01	$9.34	$11.22		$11.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.43	0.43	0.38	0.25		0.21
Net realized and unrealized gain/(loss)	0.15	0.64	(0.33)	(1.84)		(0.04)
Total from investment operations	0.58	1.07	0.05	(1.59)		0.17

DISTRIBUTIONS:
From net investment income	(0.43)	(0.44)	(0.38)	(0.29)		(0.22)
From net realized gains	–	–	–	–		(0.19)
From tax return of capital	–	–	–	(0.00	)(b)	–
Total distributions	(0.43)	(0.44)	(0.38)	(0.29)		(0.41)

Net increase/(decrease) in net asset value	0.15	0.63	(0.33)	(1.88)		(0.24)
Net asset value, end of year	$9.79	$9.64	$9.01	$9.34		$11.22
TOTAL RETURN(c)	6.22%	11.97%	0.40%	(14.40)%		1.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$3,311,452	$3,186,873	$2,280,563	$1,613,435		$1,738,746
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.74%	0.74%	0.74%	0.73%		0.73%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	0.59%	0.59%	0.63%	0.64%		0.66%
Ratio of net investment income to average net assets	4.41%	4.50%	3.98%	2.46%		1.84%
Portfolio turnover rate	131%	135%	133%	179%		178%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Effective September 1, 2023, the Adviser agreed to limit expenses to 0.59%. Prior to September 1, 2023, the Adviser agreed to limit expenses to 0.64%.

See Notes to Financial Statements and Financial Highlights.

59 | October 31, 2025

ALPS | Smith Credit Opportunities Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$9.22	$8.55		$8.82		$10.45		$9.96

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.49	0.52		0.44		0.33		0.25
Net realized and unrealized gain/(loss)	0.02 (b)	0.66		(0.26)		(1.59)		0.51
Total from investment operations	0.51	1.18		0.18		(1.26)		0.76

DISTRIBUTIONS:
From net investment income	(0.50)	(0.51)		(0.45)		(0.33)		(0.25)
From net realized gains	–	–		–		(0.04)		(0.02)
From tax return of capital	–	–		–		(0.00	)(c)	–
Total distributions	(0.50)	(0.51)		(0.45)		(0.37)		(0.27)

Net increase/(decrease) in net asset value	0.01	0.67		(0.27)		(1.63)		0.49
Net asset value, end of year	$9.23	$9.22		$8.55		$8.82		$10.45
TOTAL RETURN(d)	5.72%	13.97%		2.01%		(12.28)%		7.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$262	$330		$316		$6,155		$6,869
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.06%	0.93	%(e)	0.90	%(e)	1.17%		1.25%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.91%	0.87	%(e)	0.89%		1.17%		1.19%
Ratio of net investment income to average net assets	5.35%	5.72%		4.93%		3.44%		2.35%
Portfolio turnover rate	140%	181%		176%		187%		211%

(a)	Calculated using the average shares method.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	According to the Fund's shareholder services plan with respect to the Fund's Investor Class shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.

See Notes to Financial Statements and Financial Highlights.

60 | October 31, 2025

ALPS | Smith Credit Opportunities Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$9.18	$8.51		$8.83	$10.45		$9.96

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.49	0.52		0.44	0.33		0.25
Net realized and unrealized gain/(loss)	0.01 (b)	0.66		(0.32)	(1.58)		0.51
Total from investment operations	0.50	1.18		0.12	(1.25)		0.76

DISTRIBUTIONS:
From net investment income	(0.50)	(0.51)		(0.44)	(0.33)		(0.25)
From net realized gains	–	–		–	(0.04)		(0.02)
From tax return of capital	–	–		–	(0.00	)(c)	–
Total distributions	(0.50)	(0.51)		(0.44)	(0.37)		(0.27)

Net increase/(decrease) in net asset value	–	0.67		(0.32)	(1.62)		0.49
Net asset value, end of year	$9.18	$9.18		$8.51	$8.83		$10.45
TOTAL RETURN(d)	5.63%	14.04%		1.28%	(12.18)%		7.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$1,458	$1,174		$1,200	$1,088		$1,217
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.02%	0.89	%(e)	1.16%	1.16%		1.26%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.88%	0.83	%(e)	1.13%	1.16%		1.16%
Ratio of net investment income to average net assets	5.39%	5.76%		4.96%	3.45%		2.41%
Portfolio turnover rate	140%	181%		176%	187%		211%

(a)	Calculated using the average shares method.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	According to the Fund's shareholder services plan with respect to the Fund's Class A shares, any amount of fees accrued according to the plan, but not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Ratios may be lower than the expense cap due to the amounts reimbursed to the Fund.

See Notes to Financial Statements and Financial Highlights.

61 | October 31, 2025

ALPS | Smith Credit Opportunities Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$9.14	$8.51	$8.82	$10.45		$9.96

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.43	0.43	0.37	0.26		0.17
Net realized and unrealized gain/(loss)	0.02 (b)	0.64	(0.31)	(1.59)		0.52
Total from investment operations	0.45	1.07	0.06	(1.33)		0.69

DISTRIBUTIONS:
From net investment income	(0.44)	(0.44)	(0.37)	(0.26)		(0.18)
From net realized gains	–	–	–	(0.04)		(0.02)
From tax return of capital	–	–	–	(0.00	)(c)	–
Total distributions	(0.44)	(0.44)	(0.37)	(0.30)		(0.20)

Net increase/(decrease) in net asset value	0.01	0.63	(0.31)	(1.63)		0.49
Net asset value, end of year	$9.15	$9.14	$8.51	$8.82		$10.45
TOTAL RETURN(d)	5.12%	12.73%	0.65%	(12.91)%		6.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$473	$473	$425	$617		$682
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.59%	1.94%	1.93%	1.90%		2.00%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.50%	1.90%	1.90%	1.90%		1.90%
Ratio of net investment income to average net assets	4.76%	4.69%	4.17%	2.71%		1.67%
Portfolio turnover rate	140%	181%	176%	187%		211%

(a)	Calculated using the average shares method.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

See Notes to Financial Statements and Financial Highlights.

62 | October 31, 2025

ALPS | Smith Credit Opportunities Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Net asset value, beginning of period	$9.15	$8.51	$8.83	$10.45		$9.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.48	0.52	0.46	0.35		0.28
Net realized and unrealized gain/(loss)	0.03 (b)	0.65	(0.32)	(1.57)		0.50
Total from investment operations	0.51	1.17	0.14	(1.22)		0.78

DISTRIBUTIONS:
From net investment income	(0.50)	(0.53)	(0.46)	(0.36)		(0.28)
From net realized gains	–	–	–	(0.04)		(0.02)
From tax return of capital	–	–	–	(0.00	)(c)	–
Total distributions	(0.50)	(0.53)	(0.46)	(0.40)		(0.30)

Net increase/(decrease) in net asset value	0.01	0.64	(0.32)	(1.62)		0.48
Net asset value, end of year	$9.16	$9.15	$8.51	$8.83		$10.45
TOTAL RETURN(d)	5.75%	13.98%	1.55%	(11.94)%		7.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$110,843	$208,541	$213,705	$284,247		$298,535
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.07%	1.01%	0.96%	0.93%		1.03%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.90%	0.90%	0.90%	0.90%		0.90%
Ratio of net investment income to average net assets	5.31%	5.69%	5.17%	3.70%		2.66%
Portfolio turnover rate	140%	181%	176%	187%		211%

(a)	Calculated using the average shares method.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements and Financial Highlights.

63 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the financial statements and financial highlights of the ALPS | Smith Short Duration Bond Fund, ALPS | Smith Total Return Bond Fund and ALPS | Smith Credit Opportunities Fund (each, a “Fund” and collectively, the “Funds”).

The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Total Return Bond Fund seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services -Investment Companies". In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. Each Fund’s Treasurer is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by ALPS Advisors, Inc. (the "Adviser" or "AAI") as the valuation designee (the "Valuation Designee"), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Funds have odd lot pricing policies they employ to value odd lot securities.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or "Trustees") has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds' Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

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Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of October 31, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Collateralized Mortgage Obligations	$–	$99,454	$–	$99,454
Mortgage-Backed Securities	–	2,952,911	–	2,952,911
Corporate Bonds	–	357,145,225	–	357,145,225
Government Bonds	–	237,842,123	–	237,842,123
Short Term Investments	14,966,980	–	–	14,966,980
Total	$14,966,980	$598,039,713	$–	$613,006,693

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Bank Loans	$–	$27,659,202	$–	$27,659,202
Collateralized Mortgage Obligations	–	279,026,711	–	279,026,711
Commercial Mortgage-Backed Securities	–	47,918,862	–	47,918,862
Mortgage-Backed Securities	–	409,131,011	–	409,131,011
Corporate Bonds	–	1,334,753,377	–	1,334,753,377
Government Bonds	–	1,070,477,762	–	1,070,477,762
Preferred Stock	6,001,779	97,641,605	–	103,643,384
Short Term Investments	61,039,817	–	–	61,039,817
Total	$67,041,596	$3,266,608,530	$–	$3,333,650,126

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October 31, 2025

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Bank Loans	$–	$7,756,215	$–	$7,756,215
Common Stocks	441,613	–	–	441,613
Collateralized Mortgage Obligations	–	7,306,973	–	7,306,973
Commercial Mortgage-Backed Securities	–	2,011,632	–	2,011,632
Mortgage-Backed Securities	–	1,769,880	–	1,769,880
Corporate Bonds	–	77,122,833	–	77,122,833
Government Bonds	–	8,920,499	–	8,920,499
Preferred Stock	295,902	4,229,595	–	4,525,497
Short Term Investments	3,816,547	–	–	3,816,547
Total	$4,554,062	$109,117,627	$–	$113,671,689

For the year ended October 31, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the year ended October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statements of Operations. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

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Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. A Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When a Fund purchases assignments of loans from lenders, such Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Funds for the fiscal year ended October 31, 2025 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
ALPS | Smith Short Duration Bond Fund	$26,078,557	$–
ALPS | Smith Total Return Bond Fund	145,071,467	–
ALPS | Smith Credit Opportunities Fund	7,982,451	–

The tax character of distributions paid by the Funds for the fiscal year ended October 31, 2024 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
ALPS | Smith Short Duration Bond Fund	$25,651,855	$–
ALPS | Smith Total Return Bond Fund	133,405,623	–
ALPS | Smith Credit Opportunities Fund	13,110,323	–

Components of Distributable Earnings on a Tax Basis: At October 31, 2025, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to taxable overdistributions.

For the fiscal year ended October 31, 2025, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Fund	Paid-in Capital	Distributable earnings
ALPS | Smith Credit Opportunities Fund	$(7,150)	$7,150

67 | October 31, 2025

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October 31, 2025

As of October 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Undistributed net investment income	Accumulated net realized gain/(loss) on investments	Other cumulative effect of timing differences	Net unrealized appreciation/(depreciation) on investments	Total
ALPS | Smith Short Duration Bond Fund	$28,363	$(20,985,181)	$–	$5,444,160	$(15,512,658)
ALPS | Smith Total Return Bond Fund	489,052	(237,810,822)	–	39,586,200	(197,735,570)
ALPS | Smith Credit Opportunities Fund	–	(42,255,868)	–	3,028,445	(39,227,423)

Capital loss carryovers used during the year ended October 31, 2025 for ALPS | Smith Short Duration Bond Fund was $2,144,239.

Capital Losses: Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of October 31, 2025 the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS | Smith Short Duration Bond Fund	$15,213,389	$5,771,792
ALPS | Smith Total Return Bond Fund	145,591,595	92,219,227
ALPS | Smith Credit Opportunities Fund	20,884,133	21,371,735

Unrealized Appreciation and Depreciation on Investments: As of October 31, 2025, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | Smith Short Duration Bond Fund	$5,718,703	$(274,543)	$–	$5,444,160	$607,562,533
ALPS | Smith Total Return Bond Fund	66,081,981	(26,495,781)	–	39,586,200	3,294,063,926
ALPS | Smith Credit Opportunities Fund	3,571,501	(543,057)	1	3,028,445	110,643,245

The differences between book cost and tax cost of investments and unrealized appreciation/depreciation are primarily attributed to the tax deferral of losses on wash sales.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities and U.S. Government Obligations during the year ended October 31, 2025 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | Smith Short Duration Bond Fund	$276,007,959	$294,134,070
ALPS | Smith Total Return Bond Fund	1,232,413,851	1,111,430,141
ALPS | Smith Credit Opportunities Fund	77,113,842	167,365,715

Purchases and sales of U.S. Government Obligations during the fiscal year ended October 31, 2025 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | Smith Short Duration Bond Fund	$427,127,998	$360,743,901
ALPS | Smith Total Return Bond Fund	3,099,507,494	3,090,120,762
ALPS | Smith Credit Opportunities Fund	127,057,020	125,579,418

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October 31, 2025

5. BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of capital stock were as follows:

	ALPS | Smith Short Duration Bond Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Investor Class
Shares sold	2,148,093	736,898
Dividends reinvested	112,680	71,743
Shares redeemed	(2,197,722)	(462,303)
Net increase in shares outstanding	63,051	346,338
Class A
Shares sold	179,378	1,271,414
Dividends reinvested	22,523	38,836
Shares redeemed	(611,268)	(1,370,771)
Net decrease in shares outstanding	(409,367)	(60,521)
Class C
Shares sold	21,426	47,618
Dividends reinvested	4,398	4,320
Shares redeemed	(27,521)	(60,490)
Net decrease in shares outstanding	(1,697)	(8,552)
Class I
Shares sold	18,357,559	26,951,147
Dividends reinvested	1,719,992	1,675,797
Shares redeemed	(16,852,043)	(33,238,038)
Net increase/(decrease) in shares outstanding	3,225,508	(4,611,094)

	ALPS | Smith Total Return Bond Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Investor Class
Shares sold	340,657	1,721,733
Dividends reinvested	58,711	124,876
Shares redeemed	(1,517,871)	(1,881,622)
Net decrease in shares outstanding	(1,118,503)	(35,013)
Class A
Shares sold	1,206,406	3,115,132
Dividends reinvested	86,160	131,450
Shares redeemed	(2,742,047)	(1,916,329)
Net increase/(decrease) in shares outstanding	(1,449,481)	1,330,253
Class C
Shares sold	26,334	91,504
Dividends reinvested	11,422	13,679
Shares redeemed	(119,313)	(169,663)
Net decrease in shares outstanding	(81,557)	(64,480)
Class I
Shares sold	91,134,240	172,574,925
Dividends reinvested	11,358,082	10,664,099
Shares redeemed	(94,587,510)	(105,892,520)
Net increase in shares outstanding	7,904,812	77,346,504
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October 31, 2025

	ALPS | Smith Credit Opportunities Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Investor Class
Shares sold	–	11
Dividends reinvested	1,745	1,972
Shares redeemed	(9,092)	(3,248)
Net decrease in shares outstanding	(7,347)	(1,265)
Class A
Shares sold	39,776	26,173
Dividends reinvested	1,969	985
Shares redeemed	(10,887)	(40,185)
Net increase/(decrease) in shares outstanding	30,858	(13,027)
Class C
Shares sold	–	1,699
Net increase in shares outstanding	–	1,699
Class I
Shares sold	875,903	6,589,512
Dividends reinvested	760,506	1,152,634
Shares redeemed	(12,320,403)	(10,059,443)
Net decrease in shares outstanding	(10,683,994)	(2,317,297)

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

The Adviser has delegated daily management of the Funds listed below to Smith Capital Investors, LLC (the "Sub-Adviser"). The Sub-Adviser manages the investments of the Funds in accordance with its investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Funds listed below pay the Adviser an annual management fee which is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
ALPS | Smith Short Duration Bond Fund	0.365%
ALPS | Smith Total Return Bond Fund	0.545%
ALPS | Smith Credit Opportunities Fund	0.75%

Pursuant to an Investment Sub-Advisory Agreement, the Adviser pays the Sub-Adviser of the Funds listed below an annual sub-advisory management fee which is based on each Fund’s average daily assets. The Adviser is required to pay all fees due to each Sub-Adviser out of the management fee the Adviser receives from each Fund listed below. The following table reflects the Funds’ contractual sub-advisory fee rates.

Fund	Average Daily Net Assets of the Fund	Contractual Sub-Advisory Fee
ALPS | Smith Short Duration Bond Fund	All Asset Levels	0.29%
ALPS | Smith Total Return Bond Fund	All Asset Levels	0.42%
ALPS | Smith Credit Opportunities Fund	All Asset Levels	0.50%

The Adviser and Sub-Adviser have agreed contractually to limit the amount of each Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below.

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October 31, 2025

These agreements are reevaluated on an annual basis. Expense limitation ratios from the current agreements are listed below. Fees waived or reimbursed for the year ended October 31, 2025 are disclosed on the Statements of Operations.

Fund*	Investor Class	Class A	Class C	Class I
ALPS | Smith Short Duration Bond Fund	0.49%	0.49%	0.49%	0.49%
ALPS | Smith Total Return Bond Fund	0.59%	0.59%	0.59%	0.59%
ALPS | Smith Credit Opportunities Fund	0.90%	0.90%	0.90%	0.90%

*	See each Fund’s Prospectus for expense limitation agreement expiration dates.

The Adviser and the Sub-Adviser are permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Funds are not obligated to pay any deferred fees and expenses more than thirty-six months after the date on which the fees were waived or expenses were deferred, as calculated on a monthly basis. As of the year ended October 31, 2025, the Adviser and the Sub-Adviser may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 10/31/2026	Expires 10/31/2027	Expires 10/31/2028	Total
ALPS | Smith Short Duration Bond Fund - Investor Class	$10,424	$5,631	$828	$16,883
ALPS | Smith Short Duration Bond Fund - Class A	3,016	1,092	693	4,801
ALPS | Smith Short Duration Bond Fund - Class C	1,520	909	1,275	3,704
ALPS | Smith Short Duration Bond Fund - Class I	457,964	442,793	498,773	1,399,530
ALPS | Smith Total Return Bond Fund - Investor Class	8,817	24,232	10,903	43,952
ALPS | Smith Total Return Bond Fund - Class A	11,874	27,162	31,295	70,331
ALPS | Smith Total Return Bond Fund - Class C	3,350	6,076	6,566	15,992
ALPS | Smith Total Return Bond Fund - Class I	2,107,663	4,310,128	4,660,698	11,078,489
ALPS | Smith Credit Opportunities Fund - Investor Class	131	211	474	816
ALPS | Smith Credit Opportunities Fund - Class A	N/A	576	1,732	2,308
ALPS | Smith Credit Opportunities Fund - Class C	185	174	418	777
ALPS | Smith Credit Opportunities Fund - Class I	139,197	243,192	245,081	627,470

ALPS | Smith Short Duration Bond Fund recouped fees of $231 (Investor Class) and $13 (Class A) during the year ended October 31, 2025.

ALPS | Smith Credit Opportunities Fund recouped fees of $113 (Investor Class) and $483 (Class A) during the year ended October 31, 2025.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by the Distributor, as agent for the Funds, and the Distributor has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. The Distributor is not entitled to any compensation for its services. The Distributor is registered as a broker -dealer with the Securities and Exchange Commission.

Distribution and Services (12b-1) Plans

The Funds have adopted Distribution and Services Plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act for the Investor Class, Class A and Class C shares. The Plans allows each Fund to use Investor Class, Class A and Class C assets to pay fees in connection with the distribution and marketing of Investor Class, Class A and Class C shares and/or the provision of shareholder services to Investor Class, Class A and Class C shareholders. The Plans permit payment for services in connection with the administration of plans or programs that use Investor Class, Class A and Class C shares of a Fund, if any, as their funding medium and for related expenses. The Plans permit a Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Investor Class and Class A shares and 0.75% of a Fund’s average daily net assets attributable to its Class C shares.

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder ongoing services performed by such entities for beneficial shareholders of the Fund. The Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

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Shareholder Services Plans

The Funds have adopted a shareholder services plan with respect to the Investor Class shares and Class A shares (the “Investor Class Shareholder Services Plan” and the “Class A Shareholder Services Plan”). Under the Investor Class Shareholder Services Plan and Class A Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of Investor Class and Class A shares of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with a such Participating Organizations (the “Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Investor Class Shareholder Services Plan fees recaptured pursuant to the Services Plan for the year ended October 31, 2025 are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

The Funds have adopted a shareholder services plan with respect to their Class C shares (the “Class C Shareholder Services Plan”). Under the Class C Shareholder Services Plan, the Funds are authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Class C Shareholder Services Plan fees are included with distribution and service fees on the Statements of Operations.

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of each Fund. Transactions may be processed through the National Securities Clearing Corporation or similar systems or processed on a manual basis. These fees generally are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase. Networking fees are shown in the Statements of Operations, if applicable to the Funds.

Fund Administrator

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administrative Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administrative fees paid by the Funds for the year ended October 31, 2025 are disclosed in the Statements of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the year ended October 31, 2025, are included in the Administrative fees disclosed in the Statements of Operations.

Trustees

Effective April 1, 2025, all Trustees receive a quarterly retainer of $30,000, plus $12,500 for each regular quarterly Board meeting attended. Prior to April 1, 2025, all Trustees received a quarterly retainer of $31,000. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairman of the Nominating and Governance Committee receives an additional quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

72 | October 31, 2025

Notes to Financial Statements and Financial Highlights

October 31, 2025

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

73 | October 31, 2025

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Financial Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of ALPS | Smith Short Duration Bond Fund, ALPS | Smith Total Return Bond Fund, and ALPS | Smith Credit Opportunities Fund (the “Funds”), each a series of Financial Investors Trust, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year ended October 31, 2021, were audited by other auditors whose report dated December 30, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers and agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by ALPS Advisors, Inc. since 2013.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 30, 2025

74 | October 31, 2025

Additional Information

October 31, 2025 (Unaudited)

1. TAX INFORMATION (UNAUDITED)

Qualified Dividend Income

The percentage of ordinary income dividends distributed during the calendar year ended December 31, 2024 are designated as qualified dividend income (QDI) in the following percentages:

Amount
ALPS Smith Total Return Bond Fund	0.54%
ALPS Smith Credit Opportunities Fund	0.40%

Dividends Received Deduction

For corporate shareholders, the following ordinary dividends paid during the calendar year ended December 31, 2024 qualify for the corporate dividends received deduction:

Amount
ALPS Smith Total Return Bond Fund	0.54%
ALPS Smith Credit Opportunities Fund	0.40%

In early 2025, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

75 | October 31, 2025

Changes in and Disagreements with Accountants

for Open-End Management Investment Companies

October 31, 2025 (Unaudited)

Not applicable for this reporting period.

76 | October 31, 2025

Proxy Disclosures for Open-End

Management Investment Companies

October 31, 2025 (Unaudited)

Not applicable for this reporting period.

77 | October 31, 2025

Remuneration Paid to Directors, Officers, and Others

of Open-End Management Investment Companies

October 31, 2025 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the year ended October 31, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation from the Trust	Total Compensation from the Trust
Mary K. Anstine	$172,000	$—	$172,000
Jeremy W. Deems	196,000	—	196,000
Jerry G. Rutledge*	31,000	—	31,000
Michael “Ross” Shell	210,000	—	210,000
Edmund J. Burke	172,000	—	172,000
Total	$781,000	$—	$781,000

*	The FIT Board learned of Jerry Rutledge’s passing on January 9, 2025. Therefore, Mr. Rutledge no longer serves in his capacity as Trustee as of that date.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

78 | October 31, 2025

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2025 (Unaudited)

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) with AAI with respect to ALPS | Smith Short Duration Bond Fund (the “Short Duration Bond Fund”), the ALPS | Smith Total Return Bond Fund (the “Total Return Bond Fund”), and the ALPS | Smith Credit Opportunities Fund (the “Credit Opportunities Fund” and, collectively with the Short Duration Bond Fund and Total Return Bond Fund, the “Smith Funds”) and the sub-advisory agreement (the “Investment Sub-Advisory Agreement” and, collectively with the Investment Advisory Agreement, the “Advisory Agreements”) with Smith Capital Investors, LLC (the “Sub-Adviser” or “Smith Capital”) with respect to each of the Smith Funds, legal counsel to the Independent Trustees requested certain information from AAI and the Sub-Adviser. In response to these requests, the Trustees received reports from AAI and the Sub-Adviser that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met on June 10, 2025 with representatives of AAI and the Sub-Adviser and discussed the services the firms provided pursuant to the Advisory Agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreements.

In approving AAI as the Funds’ investment adviser and each Sub-Adviser as the relevant Fund’s sub-adviser, and the fees to be charged under the Advisory Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the investment advisory agreement with AAI and the investment sub- advisory agreement with Smith Capital, the Trustees, including the Independent Trustees, considered the following factors with respect to the Smith Funds:

Investment Advisory and Sub-Advisory Fee Rates: The Trustees reviewed and considered the contractual annual advisory fee rates paid by the Trust, on behalf of the Smith Funds, to AAI, of 0.365% of the Short Duration Bond Fund’s daily average net assets, 0.545% of the Total Return Bond Fund’s daily average daily net assets, and 0.75% of the Credit Opportunities Fund’s average daily net assets, in light of the extent and quality of the advisory services provided by AAI to the Funds. The Trustees also reviewed and considered the contractual annual sub-advisory fee rates paid by AAI to Smith Capital of 0.29% of the Short Duration Bond Fund’s daily average net assets, 0.42% of the Total Return Bond Fund’s daily average daily net assets, and 0.50% of the Credit Opportunities Fund average daily net assets, in light of the extent and quality of the advisory services provided by Smith Capital to the Smith Funds. The Trustees also considered information regarding compensation to be paid to affiliates of AAI under other agreements, such as the Fund Accounting and Administration Agreement with ALPS.

The Board received and considered information including a comparison of each Smith Fund’s contractual advisory fee rates with those of funds in the peer group as selected by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee for each class of the Total Return Bond Fund, Credit Opportunities Fund, and Short Duration Bond Fund was higher than the Data Provider peer group median rate, except for Class I of the Short Duration Bond Fund, which was equal to the peer group median. The Trustees noted that Smith’s fees under the Sub-Advisory Agreement are paid directly by AAI. The Trustees concluded that the contractual advisory fee payable by each Smith Fund to AAI was reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers and sub-advisers for managing comparable open-end mutual funds.

Total Net Expense Ratios: The Trustees further reviewed and considered the total net expense ratios of 0.88%, 1.59%, 0.59%, and 0.89% for the Class A, Class C, Class I, and Investor Class shares, respectively, of the Total Return Bond Fund; 0.75%, 1.49%, 0.49%, and 0.79% for the Class A, Class C, Class I, and Investor Class shares, respectively, of the Short Duration Bond Fund; 1.20%, 1.90%, 0.90%, and 1.20% for the Class A, Class C, Class I, and Investor Class shares of the Credit Opportunities Fund, respectively. The Trustees noted that the total net expense ratio of each class of the Total Return Bond Fund, Short Duration Bond Fund, and Credit Opportunities Fund was higher than the Data Provider peer group median ratio. The Trustees concluded that the total net expenses borne by each Smith Fund were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers and sub-advisers for managing comparable open-end mutual funds.

Nature, Extent, and Quality of the Services under the Investment Advisory and Sub- Advisory Agreements: The Trustees received and considered information regarding the nature, extent, and quality of services to be provided to the Smith Funds under the Investment Advisory and Sub-Advisory Agreements. The Trustees reviewed certain background materials supplied by AAI and Smith Capital in their presentations, including their Forms ADV.

79 | October 31, 2025

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2025 (Unaudited)

The Trustees reviewed and considered AAI’s and Smith Capital’s investment advisory personnel, their history as asset managers and their performance and the amount of assets currently under management by AAI and Smith Capital and their affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by Smith Capital, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Smith Funds.

The Trustees considered the background and experience of AAI’s and Smith Capital’s management in connection with the Smith Funds, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Funds and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, AAI’s and Smith Capital’s Codes of Ethics.

The Trustees concluded that the nature, extent, and quality of services rendered by AAI and Smith Capital under the Investment Advisory and Sub-Advisory Agreements, respectively, with respect to the Smith Funds were adequate.

Performance: The Trustees reviewed performance information for the Smith Funds, which included a comparison of each Fund’s performance to the performance of a group of comparable funds selected by the Data Provider for the one-year, three-year, five-year and since inception periods ended March 31, 2025, as applicable.

With respect to the Short Duration Bond Fund, the Trustees noted that for the one-year period, each class of the Fund underperformed the Data Provider peer group median; for the three-year period, each class of the Fund outperformed the peer group median, except for Class I, which underperformed the peer group median; and for the five-year and since inception periods, each class of the Short Duration Bond Fund outperformed the Data Provider peer group median, except for Class C which had performance equal to the Data Provider peer group median for the five-year period.

The Trustees noted that for the one-year, three-year, and since inception periods, each class of the Credit Opportunities Fund underperformed the Data Provider peer group median.

The Trustees noted that for the one-year and five-year periods, each class of the Total Return Fund underperformed the Data Provider peer group median; and for the five-year and since inception periods, each class of the Total Return Fund outperformed the Data Provider peer group median.

The Trustees also considered Smith Capital’s investment performance and reputation generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted certain information provided by Smith regarding fees charged to its other clients utilizing a strategy similar to that employed by each of the Credit Opportunities Fund and the Total Return Fund, respectively, but that Smith indicated it had no other clients utilizing a strategy similar to that employed by the Short Duration Bond Fund. The Trustees also noted that AAI indicated that it had no other clients utilizing a strategy similar to that employed by a Smith Fund. The Trustees concluded that (a) AAI had no other clients utilizing a strategy similar to that employed by the Smith Funds; (b) bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Smith’s other clients employing a comparable strategy each of the Credit Opportunities Fund and the Total Return Fund, respectively, was not indicative of any unreasonableness with respect to the advisory and sub-advisory fees proposed to be payable by each of the Credit Opportunities Fund and the Total Return Fund, respectively; and (c) Smith indicated it had no other clients utilizing a strategy similar to that employed by the Short Duration Bond Fund.

Profitability: The Trustees received and considered the profitability analyses prepared by AAI and Smith Capital based on the fees payable under the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with Smith Capital, with respect to the Smith Funds, respectively. The Trustees considered the profits, if any, realized by AAI and Smith Capital in connection with the operation of the Smith Funds. The Trustees concluded that the profit, if any, realized by AAI and Smith Capital in connection with the operation of the Smith Funds is not unreasonable to the Smith Funds.

80 | October 31, 2025

Statement Regarding Basis

for Approval of Investment Advisory Contract

October 31, 2025 (Unaudited)

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Smith Funds will be passed along to the shareholders under the Advisory Agreements. The Trustees concluded that, at this time, there were no material economies of scale accruing to AAI and Smith in connection with their relationship with the Smith Funds.

Other Benefits to the Adviser and Sub-Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by AAI and Smith Capital from their relationship with the Smith Funds, including whether soft dollar arrangements were used. The Trustees concluded that, at this time, there were no material other incidental benefits accruing to AAI or Smith in connection with their relationship with the Smith Funds.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s and Smith Capital’s compensation for investment advisory and sub-advisory services is consistent with the best interests of each of the Smith Funds and its shareholders.

81 | October 31, 2025

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

SMT001381

SS&C | ALPS ADVISORS

alpsfunds.com | 1-866-759-5679

SS&C | ALPS ADVISORS

FINANCIAL STATEMENTS & OTHER INFORMATION

Annual Report

October 31, 2025

ALPS | CoreCommodity Natural Resources ETF **(CCNR)**

An ALPS Advisors Solution

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements and Financial Highlights	10
Report of Independent Registered Public Accounting Firm	16
Additional Information	17
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	18
Proxy Disclosures for Open-End Management Investment Companies	19
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	20
Statement Regarding Basis for Approval of Investment Advisory Contract	21

alpsfunds.com

ALPS|CoreCommodity Natural Resources ETF

Schedule of Investments	October 31, 2025

	Shares	Value (Note 2)
COMMON STOCKS (99.36%)
Communications (0.00%)(a)
Cable & Satellite (0.00%)(a)
E Media Holdings, Ltd.	62	$7

TOTAL COMMUNICATIONS		7

Consumer Discretionary (1.37%)
Home Construction (1.21%)
Sumitomo Forestry Co., Ltd.(b)	451,429	4,708,793

Leisure Products (0.16%)
Tianneng Power International, Ltd.(b)	571,019	633,441

TOTAL CONSUMER DISCRETIONARY		5,342,234

Consumer Staples (11.34%)
Agricultural Producers (0.13%)
Adecoagro SA(b)	62,908	507,038

Food (8.95%)
AAK AB(b)	16,711	466,840
Cal-Maine Foods, Inc.	21,531	1,890,422
Canada Packers, Inc.(b)(c)	5,730	68,349
China Mengniu Dairy Co., Ltd.	1,905,966	3,468,269
Danone SA	31,819	2,812,316
Darling Ingredients, Inc.(c)	120,111	3,849,558
Dole PLC	42,140	536,864
Fresh Del Monte Produce, Inc.	19,539	690,704
Hormel Foods Corp.	43,419	937,416
Inghams Group, Ltd.(b)	259,206	410,429
Ingredion, Inc.	23,345	2,694,246
Maple Leaf Foods, Inc.	28,655	550,810
MEIJI Holdings Co., Ltd.	140,500	2,701,326
Morinaga Milk Industry Co., Ltd.	42,711	920,680
Mowi ASA	95,787	2,105,011
NH Foods, Ltd.	30,048	1,107,473
Nisshin Seifun Group, Inc.	84,304	952,666
Nissui Corp.	153,547	1,068,084
Salmar ASA	17,917	1,007,353
Tyson Foods, Inc., Class A	88,823	4,566,390
WH Group, Ltd.(d)(e)	2,119,675	2,034,962
		34,840,168
Wholesale - Consumer Staples (2.26%)
Archer-Daniels-Midland Co.	71,337	4,318,029
Bunge Global SA	47,527	4,496,054
		8,814,083

TOTAL CONSUMER STAPLES		44,161,289

	Shares	Value (Note 2)
Energy (35.43%)
Oil & Gas Producers (17.08%)
Aker BP ASA	106,023	$2,751,778
Antero Resources Corp.(c)	2,633	81,386
APA Corp.	7,569	171,438
ARC Resources, Ltd.	73,374	1,353,382
Baytex Energy Corp.(b)	1,128,962	2,728,731
Beach Energy, Ltd.	879,172	713,301
Birchcliff Energy, Ltd.	103,392	482,110
California Resources Corp.	8,828	416,417
Canadian Natural Resources, Ltd.	5,620	179,794
Cenovus Energy, Inc.(b)	8,524	144,037
Chevron Corp.	9,502	1,498,655
China Petroleum & Chemical Corp., Class H	27,450	14,590
CNX Resources Corp.(b)(c)	2,167	72,941
Coterra Energy, Inc.	94,511	2,236,130
Crescent Energy Co.(b)	109,642	924,282
Delek Group, Ltd.	1,864	489,905
Devon Energy Corp.	77,400	2,514,726
Diamondback Energy, Inc.	574	82,191
Eni SpA	104,032	1,911,876
Eni SpA, Sponsored Sponsored ADR	580	21,408
EQT Corp.	2,963	158,758
Equinor ASA	155,519	3,715,536
Exxon Mobil Corp.	16,169	1,849,087
Freehold Royalties, Ltd.(b)	94,175	952,795
Geopark, Ltd.(b)	87,031	704,081
Inpex Corp.	274,382	5,058,201
Japan Petroleum Exploration Co., Ltd.	201,858	1,684,442
Karoon Energy, Ltd.(b)	1,006,169	1,056,631
Magnolia Oil & Gas Corp., Class A	83,764	1,881,339
Matador Resources Co.	62,799	2,478,049
MEG Energy Corp.	18,626	394,153
MOL Hungarian Oil & Gas PLC	62,737	551,957
Murphy Oil Corp.(b)	180,945	5,120,744
NuVista Energy, Ltd.(b)(c)	114,538	1,362,157
Occidental Petroleum Corp.	25,357	1,044,708
OMV AG	2,852	156,017
Paramount Resources, Ltd., Class A(b)	6,950	113,971
Parex Resources, Inc.(b)	232,160	2,969,556
Permian Resources Corp.	24,499	307,707
Peyto Exploration & Development Corp.(b)	94,502	1,376,547
PrairieSky Royalty, Ltd.(b)	91,639	1,645,196
Range Resources Corp.	3,349	119,057
Repsol SA	11,350	207,685
SandRidge Energy, Inc.	9,626	114,646
Suncor Energy, Inc.	77,699	3,093,999

See Notes to Financial Statements and Financial Highlights.

1 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Schedule of Investments	October 31, 2025

	Shares	Value (Note 2)
Oil & Gas Producers (continued)
Talos Energy, Inc.(c)	198,257	$1,944,901
Tamarack Valley Energy, Ltd.(b)	106,397	472,606
Topaz Energy Corp.(b)	20,450	363,057
TotalEnergies SE	33,842	2,104,471
Tourmaline Oil Corp.(b)	29,436	1,294,718
Var Energi ASA	488,230	1,642,657
Vermilion Energy, Inc.(b)	88,571	662,443
Woodside Energy Group, Ltd.	69,979	1,135,524
		66,526,474

Oil & Gas Services & Equipment (10.93%)
Aker Solutions ASA	217,035	597,801
Baker Hughes Co.	26,464	1,281,122
China Oilfield Services Ltd.	512,796	499,561
Core Laboratories, Inc.(b)	40,157	640,103
Enerflex, Ltd.	128,465	1,616,632
Expro Group Holdings NV(b)(c)	174,962	2,375,984
Halliburton Co.	84,413	2,265,645
Helmerich & Payne, Inc.	51,844	1,361,423
Liberty Energy, Inc., Class A	285,213	5,165,208
National Oilwell Varco, Inc.	138,859	2,027,341
Noble Corp. PLC(b)	11,891	349,001
NOW, Inc.(c)	125,220	1,840,734
Oceaneering International, Inc.(c)	57,498	1,339,128
Pason Systems, Inc.(b)	877	7,472
Patterson-UTI Energy, Inc.	361,516	2,266,705
Precision Drilling Corp.(b)(c)	8,298	497,803
ProPetro Holding Corp.(c)	265,326	2,754,085
RPC, Inc.	240,134	1,248,697
Saipem SpA(b)	1,002,699	2,607,385
Secure Waste Infrastructure Corp.	89,210	1,113,734
Select Water Solutions, Inc.(b)	115,334	1,333,261
SLB, Ltd.	58,104	2,095,230
Subsea 7 SA	30,758	561,762
Tetra Technologies Inc(c)	130,481	921,196
TGS ASA	91,648	792,592
Tidewater, Inc.(c)	49,375	2,497,881
Trican Well Service, Ltd.(b)	185,982	696,164
Valaris, Ltd.(b)(c)	32,691	1,834,619
Vital Energy, Inc.(b)(c)	2,441	38,348
		42,626,617
Renewable Energy (7.42%)
Array Technologies, Inc.(b)(c)	42,357	366,812
Corp ACCIONA Energias Renovables SA(b)	40,583	1,116,118
Daqo New Energy Corp., ADR(c)	13,537	442,118
Enphase Energy, Inc.(c)	9,110	277,946
Eos Energy Enterprises, Inc.(c)	258,840	4,149,205
First Solar, Inc.(c)	2,290	611,293
Flat Glass Group Co., Ltd.(b)	1,097,546	1,726,006

	Shares	Value (Note 2)
Renewable Energy (continued)
Fluence Energy, Inc.(b)(c)	207,991	$4,367,811
Green Plains, Inc.(c)	103,747	1,066,519
GS Yuasa Corp.	54,322	1,522,045
Nordex SE(c)	46,311	1,365,464
Shoals Technologies Group, Inc., Class A(c)	583,560	6,133,215
SMA Solar Technology AG(c)	18,277	546,896
Vestas Wind Systems A/S	123,965	2,524,665
Xinte Energy Co., Ltd., Class H(c)	479,944	479,292
Xinyi Solar Holdings, Ltd.(b)	4,696,312	2,163,656
		28,859,061

TOTAL ENERGY		138,012,152

Financials (0.15%)
Asset Management (0.15%)
Remgro, Ltd.	60,540	601,122

TOTAL FINANCIALS		601,122

Industrials (5.25%)
Aerospace & Defense (0.39%)
Amprius Technologies, Inc.(c)	107,334	1,512,336

Electrical Equipment (1.01%)
Bloom Energy Corp., Class A(b)(c)	29,691	3,923,963

Engineering & Construction (0.29%)
Technip Energies NV	27,496	1,116,232

Industrial Support Services (0.22%)
NPK International, Inc.(c)	68,346	840,656

Machinery (3.15%)
AGCO Corp.	5,408	557,889
Bucher Industries AG	1,052	466,030
CNH Industrial NV	63,024	661,122
Epiroc AB	75,554	1,600,112
FLSmidth & Co. A/S	8,669	675,703
Fluidra SA	10,037	290,616
Kurita Water Industries, Ltd.	45,866	1,743,450
Organo Corp.(b)	19,826	1,708,450
Sany Heavy Equipment International Holdings Co., Ltd.	103,061	97,218
Titan International, Inc.(b)(c)	67,564	510,108
Veralto Corp.	40,684	4,014,698
		12,325,396

See Notes to Financial Statements and Financial Highlights.

2 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Schedule of Investments	October 31, 2025

	Shares	Value (Note 2)
Transportation & Logistics (0.19%)
FLEX LNG, Ltd.	28,253	$733,730

TOTAL INDUSTRIALS		20,452,313

Materials (39.26%)
Agricultural Chemicals (0.68%)
Corteva, Inc.	39,380	2,419,507
Mosaic Co.	8,524	233,984
		2,653,491
Base Metal (2.31%)
Hudbay Minerals, Inc.	388,790	6,231,507
NexGen Energy, Ltd.(b)(c)	284,170	2,773,499
		9,005,006
Base Metals (0.27%)
UACJ Corp.	79,778	1,032,750

Chemicals (1.88%)
Albemarle Corp.(b)	2,041	200,487
AMG Critical Materials NV	20,354	676,144
CF Industries Holdings, Inc.	2,872	239,209
Dyno Nobel, Ltd.	468,095	986,205
ICL Group, Ltd.(b)	228,281	1,498,544
ICL Group, Ltd.	67,874	442,538
K+S AG	70,008	912,653
Nutrien, Ltd.	785	42,743
Nutrien, Ltd.	9,736	530,272
Yara International ASA	50,418	1,837,681
		7,366,476
Forestry, Paper & Wood Products (0.49%)
Holmen AB	12,682	479,500
Svenska Cellulosa AB SCA	107,941	1,440,123
		1,919,623
Metals & Mining (31.52%)
African Rainbow Minerals, Ltd.(b)	44,103	438,804
Agnico-Eagle Mines, Ltd.	1,133	182,227
Alcoa Corp.	109,830	4,040,646
Alpha Metallurgical Resources, Inc.(b)(c)	300	51,978
Anglo American PLC	30,476	1,151,042
Antofagasta PLC	45,757	1,677,093
Aurubis AG	15,422	2,006,921
Aya Gold & Silver, Inc.(b)(c)	132,866	1,413,398
Bellevue Gold, Ltd.(c)	1,310,766	1,003,433
BHP Group, Ltd.	95,772	2,722,736
Boliden AB	187,486	8,466,249
Capricorn Metals, Ltd.(c)	128,392	1,079,489
Capstone Copper Corp.(b)(c)	521,182	4,652,383
Centerra Gold, Inc.	187,494	2,196,375

	Shares	Value (Note 2)
Metals & Mining (continued)
Century Aluminum Co.(c)	77,112	$2,284,057
Champion Iron, Ltd.(b)	282,785	1,025,046
China Hongqiao Group, Ltd.	2,812	10,683
China Nonferrous Mining Corp., Ltd.(b)	1,294,944	2,391,394
Coeur Mining, Inc.(c)	18,685	320,821
Compass Minerals International, Inc.(c)	15,038	260,759
Deterra Royalties, Ltd.	351,922	939,472
Dowa Holdings Co., Ltd.	21,113	767,197
DPM Metals, Inc.(b)	54,815	1,172,472
Eldorado Gold Corp.(c)	25,366	650,384
Emerald Resources NL(c)	256,885	796,699
ERO Copper Corp.(c)	51,874	1,107,715
Evolution Mining, Ltd.	49,469	351,512
Fortescue, Ltd.(b)	59,653	830,970
Fortuna Mining Corp.(c)	93,394	772,368
Freeport-McMoRan, Inc.	89,384	3,727,313
Fresnillo PLC	414	12,085
Grupo Mexico SAB de CV, Series B(b)	325,774	2,811,036
IAMGOLD Corp.(b)(c)	30,493	353,109
IGO, Ltd.	158,523	556,985
Iluka Resources, Ltd.(b)	508,561	2,302,641
Impala Platinum Holdings, Ltd.	153,558	1,650,943
Industrias Penoles SAB de CV(b)(c)	4,329	182,888
IperionX, Ltd.(c)	176,253	784,192
Ivanhoe Mines, Ltd., Class A(b)(c)	257,461	2,575,436
Jiangxi Copper Co., Ltd.	436,116	1,821,792
K92 Mining, Inc.(c)	108,476	1,442,428
Kumba Iron Ore, Ltd.(b)	91,757	1,827,202
Labrador Iron Ore Royalty Corp.(b)	46,553	960,567
Lingbao Gold Group Co., Ltd.(b)	478,080	1,005,312
Lundin Gold, Inc.	34,100	2,318,231
Lundin Mining Corp.(b)	430,900	6,931,022
McEwen Mining, Inc.(b)(c)	45,782	839,184
Metso Corporation	127,415	2,086,940
Mineral Resources, Ltd.(b)(c)	10,158	321,685
Mitsubishi Materials Corp.	51,216	987,032
MMG, Ltd.(b)(c)	1,546,703	1,375,413
MP Materials Corp.(b)(c)	19,952	1,258,772
Newmont Corp.	5,121	414,647
Newmont Corp. - CDI	4,243	346,830
NexGen Energy, Ltd.(c)	15,962	156,029
Norsk Hydro ASA	402,079	2,720,685
Northam Platinum Holdings, Ltd.	95,839	1,602,798
OceanaGold Corp.	78,262	1,750,440
Paladin Energy, Ltd.(b)(c)	107,471	678,572
Pan American Silver Corp.	26,668	938,980
Perseus Mining, Ltd.	715,040	2,278,434
Ramaco Resources, Inc.(b)	1,489	21,859

See Notes to Financial Statements and Financial Highlights.

3 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Schedule of Investments	October 31, 2025

		Value
	Shares	(Note 2)
Metals & Mining (continued)
Ramaco Resources, Inc.(b)(c)	563	$17,093
Ramelius Resources, Ltd.	954,839	2,074,175
Regis Resources, Ltd.	320,659	1,351,159
Sandfire Resources NL(c)	124,041	1,318,040
Shougang Fushan Resources Group, Ltd.	5,512	2,164
South32, Ltd.	2,456,181	5,094,444
Southern Copper Corp.	34,171	4,742,934
Sumitomo Metal Mining Co., Ltd.(b)	107,964	3,556,767
SunCoke Energy, Inc.	93,064	745,443
Teck Resources, Ltd., Class B	58,779	2,522,795
Torex Gold Resources, Inc.(c)	17,869	738,177
Uranium Energy Corp.(c)	125,411	1,897,468
West African Resources, Ltd.(c)	661,934	1,316,635
Westgold Resources, Ltd.(b)	516,352	1,797,358
Zhaojin Mining Industry Co., Ltd.	403,796	1,510,101
Zijin Mining Group Co., Ltd.(b)	55,292	229,406
		122,719,964

Steel (2.11%)
APERAM SA	13,550	472,611
ArcelorMittal SA	14,585	557,463
BlueScope Steel, Ltd.	39,105	585,929
Cleveland-Cliffs, Inc.(c)	10,856	134,940
Daido Steel Co., Ltd.	25,318	240,103
Metallus, Inc.(c)	10,394	182,831
Nippon Steel Corp.(b)	408,913	1,688,348
OSAKA Titanium Technologies Co., Ltd.	85,286	1,473,731
Outokumpu Oyj	58,079	249,971
SSAB AB, Class A	48,822	310,089
Ternium SA, Sponsored ADR(b)	20,854	751,370
Tokyo Steel Manufacturing Co., Ltd.	70,466	622,310
Vallourec SACA	26,498	493,113
voestalpine AG	7,552	268,804
Yamato Kogyo Co., Ltd.	2,634	166,336
		8,197,949

TOTAL MATERIALS		152,895,259

Real Estate (0.34%)
REIT (0.34%)
PotlatchDeltic Corp.	19,406	776,240
Rayonier, Inc.	24,503	540,781
		1,317,021

TOTAL REAL ESTATE		1,317,021

	Shares	Value (Note 2)
Technology (0.25%)
Semiconductors (0.25%)
SUMCO Corp.	95,388	$976,410

TOTAL TECHNOLOGY		976,410

Utilities (5.97%)
Electric Utilities (3.35%)
Boralex, Inc., Class A(b)	31,728	637,026
Brookfield Renewable Partners LP	26,260	800,410
China Longyuan Power Group Corp., Ltd.(b)	2,583,601	2,393,901
Drax Group PLC	113,497	1,075,762
Enlight Renewable Energy, Ltd.(c)	17,178	598,880
ERG SpA	38,502	992,317
Iberdrola SA	54,347	1,100,321
Northland Power, Inc.(b)	118,280	2,161,432
Ormat Technologies, Inc.	5,431	577,695
ReNew Energy Global PLC(c)	76,901	579,834
RENOVA, Inc.(c)	135,700	729,968
Solaria Energia y Medio Ambiente SA(c)	81,376	1,406,494
		13,054,040

Gas & Water Utilities (2.62%)
American Water Works Co., Inc.	19,365	2,487,046
California Water Service Group	21,618	959,407
Guangdong Investment, Ltd.	1,937,524	1,842,637
H2O America	17,422	805,768
National Fuel Gas Co.	3,066	241,938
Severn Trent PLC	37,648	1,375,431
United Utilities Group PLC	66,798	1,053,467
Veolia Environnement SA	45,302	1,496,020
		10,261,714

TOTAL UTILITIES		23,315,754

TOTAL COMMON STOCKS
(Cost $317,715,026)		387,073,561

MASTER LIMITED PARTNERSHIPS (0.36%)
Energy (0.36%)
Oil & Gas Producers (0.36%)
Black Stone Minerals LP	38,597	509,094

See Notes to Financial Statements and Financial Highlights.

4 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Schedule of Investments	October 31, 2025

	Shares	Value (Note 2)
Oil & Gas Producers (continued)
Viper Energy, Inc.	24,292	$912,408
		1,421,502

TOTAL ENERGY		1,421,502

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,473,022)		1,421,502

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (7.39%)
Money Market Fund (0.13%)
Money Market Fund (0.13%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	4.008%	498,124	498,124

TOTAL MONEY MARKET FUND			498,124

Investments Purchased with Collateral from Securities Loaned (7.26%)

State Street Navigator Securities Lending Government Money Market Portfolio
(Cost 28,298,850)	4.06%	28,298,850	28,298,850

TOTAL SHORT-TERM INVESTMENTS
(Cost 28,796,974)			28,796,974

TOTAL INVESTMENTS (107.11%)
(Cost $347,985,022)			417,292,037

Liabilities In Excess Of Other Assets (-7.11%)			(27,712,326)

NET ASSETS (100.00%)			$389,579,711

(a)	Less than 0.005%.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $59,733,880.
(c)	Non-Income Producing Security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, the aggregate market value of those securities was $2,034,962, representing 0.52% of net assets.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of October 31, 2025 the aggregate market value of those securities was $2,034,962, representing 0.52% of net assets.

See Notes to Financial Statements and Financial Highlights.

5 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Statement of Assets and Liabilities	October 31, 2025

ASSETS
Investments, at value*	$417,292,037
Cash	30,602
Foreign currency, at value (Cost $88,062)	87,709
Receivable for investments sold	23,918
Dividends and interest receivable	591,906
Prepaid expenses and other assets	4,019
Total Assets	418,030,191
LIABILITIES
Payable for investments purchased	23,929
Payable for collateral upon return of securities loaned	28,298,850
Investment advisory fees payable	127,701
Total Liabilities	28,450,480
NET ASSETS	$389,579,711
NET ASSETS CONSIST OF
Paid-in capital	$318,596,835
Total distributable earnings/(accumulated losses)	70,982,876
NET ASSETS	$389,579,711
INVESTMENTS, AT COST	$347,985,022

PRICING OF SHARES

Net Asset Value, offering and redemption price per share	$31.71
Net Assets	$389,579,711
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	12,284,881

*	Includes $59,733,880 of securities on loan.

See Notes to Financial Statements and Financial Highlights.

6 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Statement of Operations	For the Year Ended October 31, 2025

INVESTMENT INCOME
Dividends	$12,115,597
Foreign taxes withheld on dividends	(1,082,337)
Interest and other income	39,254
Securities Lending Income	268,725
Total Investment Income	11,341,239

EXPENSES
Investment advisory fees	1,320,239
Total Expenses	1,320,239
Net Investment Income	10,021,000
Net realized gain on investments(a)	22,100,145
Net realized loss on foreign currency transactions	(89,543)
Net Realized Gain	22,010,602
Net change in unrealized appreciation on investments	61,885,085
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(3,990)
Net Change in Unrealized Appreciation	61,881,095
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	83,891,697
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$93,912,697

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

See Notes to Financial Statements and Financial Highlights.

7 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Statements of Changes in Net Assets

	For the Year Ended October 31, 2025	For the Period July 11, 2024 (Commencement) to October 31, 2024
OPERATIONS
Net investment income	$10,021,000	$2,088,077
Net realized gain	22,010,602	6,409,000
Net change in unrealized appreciation/(depreciation)	61,881,095	(11,936,599)
Net Increase/(Decrease) in Net Assets Resulting from Operations	93,912,697	(3,439,522)

TOTAL DISTRIBUTIONS
From distributable earnings	(3,685,808)	–
Net Decrease in Net Assets from Distributions	(3,685,808)	–

BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold	113,937,500	397,234,695 *
Shares redeemed	(99,261,183)	(109,118,668)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	14,676,317	288,116,027

Net increase in net assets	104,903,206	284,676,505

NET ASSETS
Beginning of period	284,676,505	–
End of period	$389,579,711	$284,676,505

*	On July 10, 2024, the Fund received securities in connection with an in-kind subscription transaction - see Note 1 in Notes to Financial Statements and Financial Highlights.

See Notes to Financial Statements and Financial Highlights.

8 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Year Ended October 31, 2025	For the Period July 11, 2024 (Commencement) to October 31, 2024
Net asset value, beginning of period	$24.74	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.76	0.18
Net realized and unrealized gain/(loss)	6.51	(0.44)
Total from investment operations	7.27	(0.26)

DISTRIBUTIONS:
From net investment income	(0.30)	–
Total distributions	(0.30)	–

Net increase/(decrease) in net asset value	6.97	(0.26)
Net asset value, end of period	$31.71	$24.74
TOTAL RETURN(b)	29.72%	(1.04)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$389,580	$284,677
Ratio of expenses to average net assets	0.39%	0.39	%(c)
Ratio of net investment income to average net assets	2.95%	2.27	%(c)
Portfolio turnover rate(d)	137%	61%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements and Financial Highlights.

9 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	October 31, 2025

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the financial statements and financial highlights of the ALPS | CoreCommodity Natural Resources ETF (the “Fund”), which commenced operations on July 11, 2024. The Fund seeks to maximize real returns, consistent with prudent investment management.

The Fund’s Shares (“Shares”) are listed on the Nasdaq Stock Market LLC (“Nasdaq Exchange”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 15,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

ALPS Advisors, Inc. (“AAI” or “Adviser”) manages separately the ALPS | CoreCommodity Management CompleteCommodities Strategy Fund that contributed specific assets to the Fund (the “Contribution”). The Adviser and CoreCommodity Management, LLC (the “Sub-Adviser”) paid all costs surrounding the Contribution. The Contribution received on July 10, 2024, was tax free, and the cost basis of the assets were carried forward to the Fund for tax and financial reporting purposes. The Contribution resulted in seed shares totaling 12,419,881 with a Net Asset Value of $25. The details of the Contribution are shown below:

Net Assets	Market Value of Investments	Cost of Investments	Unrealized Appreciation
$ 310,497,027	$ 310,497,027	$ 291,145,392	$ 19,351,635

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, as applicable, in preparation of their financial statements. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services – Investment Companies”. In regards to Financial Accounting Standards Board Updated 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. The Fund’s Treasurer is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or "Trustees") has appointed the Adviser to serve as the valuation designee (the "Valuation Designee") to perform fair value determinations for investments in the Fund. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Fund in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

10 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	October 31, 2025

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments/financial instruments in the fair value hierarchy as of October 31, 2025:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Natural Resources ETF
Common Stocks(a)	$385,756,926	$1,316,635	$–	$387,073,561
Master Limited Partnerships(a)	1,421,502	–	–	1,421,502
Short-Term Investments	28,796,974	–	–	28,796,974
Total	$415,975,402	$1,316,635	$–	$417,292,037

(a)	For detailed descriptions of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the year ended October 31, 2025.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the year ended October 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends, and other income the Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for withholding taxes or certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country's tax rules and rates and are disclosed in the Statement of Operations.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

11 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	October 31, 2025

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Master Limited Partnerships (“MLPs”): The Fund may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Lending of Portfolio Securities: The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

12 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	October 31, 2025

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Schedule of Investments and is reflected in the Statement of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities or the contractual maturity table below as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of October 31, 2025:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$ 59,733,880	$ 28,298,850	$ 33,889,958	$ 62,188,808

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of October 31, 2025:

	Remaining contractual maturity of the agreements
Securities Lending Transactions	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Money Market Fund	$28,298,850	$—	$—	$—	$28,298,850
Total Borrowings					$28,298,850
Gross amount of recognized liabilities for securities lending (collateral received)					$28,298,850

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid by the Fund for the fiscal year ended October 31, 2025 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
ALPS | CoreCommodity Natural Resources ETF	$3,685,808	$–

There were no distributions made by the Fund for the fiscal period ending October 31, 2024.

Components of Distributable Earnings on a Tax Basis: At October 31, 2025, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to prior year tax return true ups, in-kind redemptions and non-deductible expenses.

For the fiscal year ended October 31, 2025, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Fund	Paid-in Capital	Distributable earnings
ALPS | CoreCommodity Natural Resources ETF	$14,036,697	$(14,036,697)

13 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	October 31, 2025

As of October 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Undistributed net investment income	Accumulated net realized gain/(loss) on investments	Other cumulative effect of timing differences	Net unrealized appreciation/(depreciation) on investments	Total
ALPS | CoreCommodity Natural Resources ETF	$12,256,179	$(2,337,545)	$–	$61,064,242	$70,982,876

The Fund used capital loss carryovers during the year ended October 31, 2025 in the amount of $8,721,280.

Capital Losses: Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of October 31, 2025, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ALPS | CoreCommodity Natural Resources ETF	$–	$2,337,545

Unrealized Appreciation and Depreciation on Investments: As of October 31, 2025, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | CoreCommodity Natural Resources ETF	$69,447,368	$(8,372,242)	$(10,884)	$61,064,242	$356,216,911

The differences between book cost and tax cost of investments and unrealized appreciation/depreciation are primarily attributed to the tax deferral of losses on wash sales, passive foreign investment companies (PFICs), and partnership basis adjustments.

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities and in-kind transactions during the fiscal year ended October 31, 2025 were as follows:

Fund	Purchases	Sales
ALPS | CoreCommodity Natural Resources ETF	$476,958,830	$461,480,530

For the fiscal year ended October 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
ALPS | CoreCommodity Natural Resources ETF	$107,095,175	$98,510,403

For the year ended October 31, 2025, the Fund had in-kind net realized gains of $16,666,656.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of capital stock were as follows:

	ALPS | CoreCommodity Natural Resources ETF
	For the Year Ended October 31, 2025	For the Period July 11, 2024 (Commencement) to October 31, 2024
Shares sold	4,635,000	15,839,881
Shares redeemed	(3,855,000)	(4,335,000)
Net increase in shares outstanding	780,000	11,504,881

14 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Notes to Financial Statements and Financial Highlights	October 31, 2025

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

ALPS Advisors, Inc. acts as the Fund’s investment adviser. AAI is a wholly owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

AAI has delegated daily management of the Fund to CoreCommodity Management, LLC. The Sub-Advisor manages the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established jointly by AAI and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund will pay AAI an annual management fee of 0.39% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Adviser pays the Sub-Adviser an annual sub-advisory management fee pursuant to the Sub-Advisory Agreement as follows: The Adviser will pay the Sub-Adviser an annual management fee of 0.25% based on the Fund’s average daily net assets. The sub-advisory management fee is paid on a monthly basis. The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Fund.

Under the terms of the Advisory Agreement, the Adviser pays all of the fees and expenses of the Fund, except that the Fund will be required to pay brokerage and other expenses of executing Fund transactions, taxes or governmental fees, interest charges and other costs of borrowing funds, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

ALPS Fund Services, Inc., an affiliate of the Adviser, is the administrator of the Fund. Pursuant to the Administrative Services Agreement, the administrative fee of 0.03% is accrued daily and paid monthly based on the Fund's average daily net assets. The administrative fee is paid from the unitary fee. Officers of the Trust are employees of ALPS and are not paid from the unitary fee.

Effective April 1, 2025, all Trustees receive a quarterly retainer of $30,000, plus $12,500 for each regular quarterly Board meeting attended. Prior to April 1, 2025, all Trustees received a quarterly retainer of $31,000. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairman of the Nominating and Governance Committee receives an additional quarterly retainer of $2,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued AS 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

15 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Financial Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ALPS | CoreCommodity Natural Resources ETF (the “Fund”), a series of Financial Investors Trust, as of October 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended October 31, 2025 and for the period July 11, 2024 (commencement of operations) through October 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for the year ended October 31, 2025 and for the period July 11, 2024 (commencement of operations) through October 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by ALPS Advisors, Inc. since 2013.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 30, 2025

16 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Additional Information	October 31, 2025 (Unaudited)

1. TAX INFORMATION (UNAUDITED)

Of the distributions paid by the Fund from ordinary income for the calendar year ended December 31, 2024, the following percentages met the requirements to be treated as qualifying for qualified dividend income and the corporate dividends received deduction:

	Qualified Dividend Income	Dividend Received Deduction	199A Dividends
ALPS|CoreCommodity Natural Resources ETF	87.15%	24.28%	0.00%

In early 2025, if applicable, shareholders of record received this information for the distribution paid to them by the Fund during the calendar year 2024 via Form 1099. The Fund will notify shareholders in early 2026 of amounts paid to them by the Fund, if any, during the calendar year 2025.

Pursuant to Section 853(c) of the Internal Revenue Code, the following Fund designated the following for the fiscal year ended October 31, 2025:

	Foreign Taxes Paid	Foreign Source Income
ALPS|CoreCommodity Natural Resources ETF	$ 895,607	$ 9,867,464

17 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	October 31, 2025 (Unaudited)

Not applicable for this reporting period.

18 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Proxy Disclosures for Open-End Management Investment Companies	October 31, 2025 (Unaudited)

Not applicable for this reporting period.

19 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Remuneration Paid to Directors, Officers, and Others	October 31, 2025 (Unaudited)

of Open-End Management Investment Companies

The following chart provides certain information about the Trustee fees paid by the Trust for the year ended October 31, 2025:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation from the Trust	Total Compensation from the Trust
Mary K. Anstine	$172,000	$—	$172,000
Jeremy W. Deems	196,000	—	196,000
Jerry G. Rutledge*	31,000	—	31,000
Michael “Ross” Shell	210,000	—	210,000
Edmund J. Burke	172,000	—	172,000
Total	$781,000	$—	$781,000

*	The FIT Board learned of Jerry Rutledge’s passing on January 9, 2025. Therefore, Mr. Rutledge no longer serves in his capacity as Trustee as of that date.

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Fund’s unitary fee arrangements, the Fund does not pay any Trustee fees. The Trustee fees are paid by the Adviser.

20 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Statement Regarding Basis for	October 31, 2025 (Unaudited)
Approval of Investment Advisory Contract

In anticipation of and as part of the process to consider the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) with AAI with respect to ALPS | CoreCommodity Natural Resources ETF (the “CoreCommodity ETF”) and the sub-advisory agreement (the “Investment Sub-Advisory Agreement” and, collectively with the Investment Advisory Agreement, the “Advisory Agreements”) with CoreCommodity Management, LLC (the “Sub-Adviser” or “CoreCommodity”) with respect to the CoreCommodity ETF, legal counsel to the Independent Trustees requested certain information from AAI and the Sub-Adviser. In response to these requests, the Trustees received reports from AAI and the Sub- Adviser that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel memoranda regarding the Board’s responsibilities pertaining to the approval of advisory contracts. Further, the Board met on June 10, 2025 with representatives of AAI and the Sub-Adviser and discussed the services the firms provided pursuant to the Advisory Agreements, as well as the information they provided.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreements.

In approving AAI as the CoreCommodity ETF’s investment adviser and the Sub-Adviser as the CoreCommodity ETF’s sub-adviser, and the fees to be charged under the Advisory Agreements, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve such agreements. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

In renewing and approving the Investment Advisory Agreement with AAI and the Investment Sub- Advisory Agreement with CoreCommodity, the Trustees, including the Independent Trustees, considered the following factors with respect to the CoreCommodity ETF:

Investment Advisory and Sub-Advisory Fee Rates: The Trustees reviewed and considered the contractual annual advisory fee rate paid by the Trust, on behalf of the CoreCommodity ETF, to AAI, of 0.39% of the CoreCommodity ETF’s daily average net assets, in light of the extent and quality of the advisory services provided by AAI to the CoreCommodity ETF. The Trustees also reviewed and considered the contractual annual sub-advisory fee rate paid by AAI to CoreCommodity of 0.25% of the CoreCommodity ETF’s daily average net assets, in light of the extent and quality of the advisory services provided by CoreCommodity to the CoreCommodity ETF.

The Board received and considered information including a comparison of the CoreCommodity ETF’s contractual advisory fee rates with those of funds in the peer group as selected by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee rate for the CoreCommodity ETF was lower than the Data Provider peer group median rate. The Trustees noted that CoreCommodity’s fee under the Sub-Advisory Agreement is paid directly by AAI. The Trustees concluded that the contractual advisory fee payable by the Corecommodity ETF to AAI was reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers and sub-advisers for managing comparable open-end mutual funds.

Total Net Expense Ratios: The Trustees further reviewed and considered the total net expense ratios of 0.39% of the CoreCommodity ETF. The Trustees noted that the total net expense ratio of the CoreCommodity ETF was lower than the Data Provider peer group median ratio. The Trustees concluded that the total net expenses borne by the CoreCommodity ETF were reasonable in relation to the nature and quality of the respective services provided, taking into account the fees charged by other advisers and sub-advisers for managing comparable open-end mutual funds.

Nature, Extent, and Quality of the Services under the Investment Advisory and Sub- Advisory Agreements: The Trustees received and considered information regarding the nature, extent, and quality of services provided to the CoreCommodity ETF under the Investment Advisory and Sub- Advisory Agreements. The Trustees reviewed certain background materials supplied by AAI and CoreCommodity in their presentations, including their Forms ADV.

The Trustees reviewed and considered AAI’s and CoreCommodity’s investment advisory personnel, their history as asset managers, and their performance and the amount of assets currently under management by AAI and CoreCommodity and their affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by AAI and CoreCommodity, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the CoreCommodity ETF.

The Trustees considered the background and experience of AAI’s and CoreCommodity’s management in connection with the CoreCommodity ETF, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the CoreCommodity ETF and the extent of the resources devoted to research and analysis of actual and potential investments.

21 | October 31, 2025

ALPS|CoreCommodity Natural Resources ETF

Statement Regarding Basis for	October 31, 2025 (Unaudited)

Approval of Investment Advisory Contract

The Trustees also reviewed, among other things, AAI’s and CoreCommodity’s Codes of Ethics.

The Trustees concluded that the nature, extent, and quality of services rendered by AAI and CoreCommodity under the Investment Advisory and Sub-Advisory Agreements, respectively, with respect to the CoreCommodity ETF were adequate.

Performance: The Trustees reviewed performance information for the CoreCommodity ETF, which included a comparison of the CoreCommodity ETF’s performance to the performance of a group of comparable funds selected by the Data Provider for since inception period ended March 31, 2025. The Trustees noted that, for the since inception period, the CoreCommodity ETF outperformed the Data Provider peer group median. The Trustees also considered CoreCommodity’s investment performance and reputation generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted that each of AAI and CoreCommodity, respectively, indicated that it had no other clients utilized a strategy similar to that employed by the CoreCommodity ETF.

Profitability: The Trustees received and considered the profitability analyses prepared by AAI and CoreCommodity based on the fees payable under the Investment Advisory Agreement with AAI and the Investment Sub-Advisory Agreement with CoreCommodity with respect to the CoreCommodity ETF, respectively. The Trustees considered the profits, if any, realized by AAI and CoreCommodity in connection with the operation of the CoreCommodity ETF. The Trustees concluded that the profit, if any, realized by AAI and CoreCommodity in connection with the operation of the CoreCommodity ETF is not unreasonable to the CoreCommodity ETF.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the CoreCommodity ETF will be passed along to the shareholders under the Advisory Agreements. The Trustees concluded that, at this time, there were no material economies of scale accruing to AAI and CoreCommodity in connection with their relationship with the CoreCommodity ETF.

Other Benefits to the Adviser and Sub-Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by AAI and CoreCommodity from their relationship with the CoreCommodity ETF, including whether soft dollar arrangements were used. The Trustees concluded that, at this time, there were no material other incidental benefits accruing to AAI or CoreCommodity in connection with their relationship with the CoreCommodity ETF.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that AAI’s and CoreCommodity’s compensation for investment advisory and sub-advisory services is consistent with the best interests of the CoreCommodity ETF and its shareholders.

22 | October 31, 2025

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Portfolio Solutions Distributor, Inc.,
a FINRA member, is the distributor for the ETF.

SS&C | ALPS ADVISORS

JCN000170

alpsfunds.com | 1-866-759-5679

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any changes in and disagreements with accountants are filed under Item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any remunerations paid are filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Registrant’s Code of Ethics for Principal Executive and Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, is incorporated by reference to Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR, File No. 811-8194, filed on January 9, 2017.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Lucas Foss
Lucas Foss (Principal Executive Officer)
President

Date:	January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Lucas Foss
Lucas Foss (Principal Executive Officer)
President

Date:	January 9, 2026

By:	/s/ Paul Holland
Paul Holland (Principal Financial Officer)
Treasurer

Date:	January 9, 2026